As filed with the Securities and Exchange Commission on September 21, 2026

1933 Act Registration No. 333-283221

1940 Act Registration No. 811-24023

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 128	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☐
Amendment No. 132	☒

REX ETF Trust

777 Brickell Avenue, Suite 500

Miami, Florida 33131

(203) 654-7008

(Registrant’s Exact Name, Address and Telephone Number)

Robert Rokose

Chief Financial Officer

REX Advisers, LLC

55 Walls Drive

Fairfield, Connecticut 06824

(Name and Address of Agent for Service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

320 South Canal Street

Chicago, Illinois 60606

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	On (date) pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.
☒	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Registration Statement

This Registration Statement comprises the following papers and contents:

The Facing Sheet

Part A – Prospectus for Alpha Sports HockeyShares™ 2X Anaheim Ducks ETF, Alpha Sports HockeyShares™ 2X Boston Bruins ETF, Alpha Sports HockeyShares™ 2X Buffalo Sabres ETF, Alpha Sports HockeyShares™ 2X Calgary Flames ETF, Alpha Sports HockeyShares™ 2X Carolina Hurricanes ETF, Alpha Sports HockeyShares™ 2X Chicago Blackhawks ETF, Alpha Sports HockeyShares™ 2X Colorado Avalanche ETF, Alpha Sports HockeyShares™ 2X Columbus Blue Jackets ETF, Alpha Sports HockeyShares™ 2X Dallas Stars ETF, Alpha Sports HockeyShares™ 2X Detroit Red Wings ETF, Alpha Sports HockeyShares™ 2X Edmonton Oilers ETF, Alpha Sports HockeyShares™ 2X Florida Panthers ETF, Alpha Sports HockeyShares™ 2X Los Angeles Kings ETF, Alpha Sports HockeyShares™ 2X Minnesota Wild ETF, Alpha Sports HockeyShares™ 2X Montreal Canadiens ETF, Alpha Sports HockeyShares™ 2X Nashville Predators ETF, Alpha Sports HockeyShares™ 2X New Jersey Devils ETF, Alpha Sports HockeyShares™ 2X New York Islanders ETF, Alpha Sports HockeyShares™ 2X New York Rangers ETF, Alpha Sports HockeyShares™ 2X Ottawa Senators ETF, Alpha Sports HockeyShares™ 2X Philadelphia Flyers ETF, Alpha Sports HockeyShares™ 2X Pittsburgh Penguins ETF, Alpha Sports HockeyShares™ 2X San Jose Sharks ETF, Alpha Sports HockeyShares™ 2X Seattle Kraken ETF, Alpha Sports HockeyShares™ 2X St. Louis Blues ETF, Alpha Sports HockeyShares™ 2X Tampa Bay Lightning ETF, Alpha Sports HockeyShares™ 2X Toronto Maple Leafs ETF, Alpha Sports HockeyShares™ 2X Utah Mammoth ETF, Alpha Sports HockeyShares™ 2X Vancouver Canucks ETF, Alpha Sports HockeyShares™ 2X Vegas Golden Knights ETF, Alpha Sports HockeyShares™ 2X Washington Capitals ETF, Alpha Sports HockeyShares™ 2X Winnipeg Jets ETF

Part B – Statement of Additional Information for Alpha Sports HockeyShares™ 2X Anaheim Ducks ETF, Alpha Sports HockeyShares™ 2X Boston Bruins ETF, Alpha Sports HockeyShares™ 2X Buffalo Sabres ETF, Alpha Sports HockeyShares™ 2X Calgary Flames ETF, Alpha Sports HockeyShares™ 2X Carolina Hurricanes ETF, Alpha Sports HockeyShares™ 2X Chicago Blackhawks ETF, Alpha Sports HockeyShares™ 2X Colorado Avalanche ETF, Alpha Sports HockeyShares™ 2X Columbus Blue Jackets ETF, Alpha Sports HockeyShares™ 2X Dallas Stars ETF, Alpha Sports HockeyShares™ 2X Detroit Red Wings ETF, Alpha Sports HockeyShares™ 2X Edmonton Oilers ETF, Alpha Sports HockeyShares™ 2X Florida Panthers ETF, Alpha Sports HockeyShares™ 2X Los Angeles Kings ETF, Alpha Sports HockeyShares™ 2X Minnesota Wild ETF, Alpha Sports HockeyShares™ 2X Montreal Canadiens ETF, Alpha Sports HockeyShares™ 2X Nashville Predators ETF, Alpha Sports HockeyShares™ 2X New Jersey Devils ETF, Alpha Sports HockeyShares™ 2X New York Islanders ETF, Alpha Sports HockeyShares™ 2X New York Rangers ETF, Alpha Sports HockeyShares™ 2X Ottawa Senators ETF, Alpha Sports HockeyShares™ 2X Philadelphia Flyers ETF, Alpha Sports HockeyShares™ 2X Pittsburgh Penguins ETF, Alpha Sports HockeyShares™ 2X San Jose Sharks ETF, Alpha Sports HockeyShares™ 2X Seattle Kraken ETF, Alpha Sports HockeyShares™ 2X St. Louis Blues ETF, Alpha Sports HockeyShares™ 2X Tampa Bay Lightning ETF, Alpha Sports HockeyShares™ 2X Toronto Maple Leafs ETF, Alpha Sports HockeyShares™ 2X Utah Mammoth ETF, Alpha Sports HockeyShares™ 2X Vancouver Canucks ETF, Alpha Sports HockeyShares™ 2X Vegas Golden Knights ETF, Alpha Sports HockeyShares™ 2X Washington Capitals ETF, Alpha Sports HockeyShares™ 2X Winnipeg Jets ETF

Part C – Other Information

Signatures

Index to Exhibits

Exhibits

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer of sale is not permitted.

Subject to Completion

September 21, 2026

REX ETF TRUST

PROSPECTUS

Alpha Sports HockeyShares™ 2x Anaheim Ducks ETF ([____])

Alpha Sports HockeyShares™ 2x Boston Bruins ETF ([____])

Alpha Sports HockeyShares™ 2x Buffalo Sabres ETF ([____])

Alpha Sports HockeyShares™ 2x Calgary Flames ETF ([____])

Alpha Sports HockeyShares™ 2x Carolina Hurricanes ETF ([____])

Alpha Sports HockeyShares™ 2x Chicago Blackhawks ETF ([____])

Alpha Sports HockeyShares™ 2x Colorado Avalanche ETF ([____])

Alpha Sports HockeyShares™ 2x Columbus Blue Jackets ETF ([____])

Alpha Sports HockeyShares™ 2x Dallas Stars ETF ([____])

Alpha Sports HockeyShares™ 2x Detroit Red Wings ETF ([____])

Alpha Sports HockeyShares™ 2x Edmonton Oilers ETF ([____])

Alpha Sports HockeyShares™ 2x Florida Panthers ETF ([____])

Alpha Sports HockeyShares™ 2x Los Angeles Kings ETF ([____])

Alpha Sports HockeyShares™ 2x Minnesota Wild ETF ([____])

Alpha Sports HockeyShares™ 2x Montreal Canadiens ETF ([____])

Alpha Sports HockeyShares™ 2x Nashville Predators ETF ([____])

Alpha Sports HockeyShares™ 2x New Jersey Devils ETF ([____])

Alpha Sports HockeyShares™ 2x New York Islanders ETF ([____])

Alpha Sports HockeyShares™ 2x New York Rangers ETF ([____])

Alpha Sports HockeyShares™ 2x Ottawa Senators ETF ([____])

Alpha Sports HockeyShares™ 2x Philadelphia Flyers ETF ([____])

Alpha Sports HockeyShares™ 2x Pittsburgh Penguins ETF ([____])

Alpha Sports HockeyShares™ 2x San Jose Sharks ETF ([____])

Alpha Sports HockeyShares™ 2x Seattle Kraken ETF ([____])

Alpha Sports HockeyShares™ 2x St. Louis Blues ETF ([____])

Alpha Sports HockeyShares™ 2x Tampa Bay Lightning ETF ([____])

Alpha Sports HockeyShares™ 2x Toronto Maple Leafs ETF ([____])

Alpha Sports HockeyShares™ 2x Utah Mammoth ETF ([____])

Alpha Sports HockeyShares™ 2x Vancouver Canucks ETF ([____])

Alpha Sports HockeyShares™ 2x Vegas Golden Knights ETF ([____])

Alpha Sports HockeyShares™ 2x Washington Capitals ETF ([____])

Alpha Sports HockeyShares™ 2x Winnipeg Jets ETF ([____])

[___________], 2026

Each of the funds set forth above (each, a “Fund,” and together, the “Funds") is a series of REX ETF Trust (the “Trust") and an exchange-traded fund (“ETF"). Each Fund lists and principally trades its shares on the [_______] ("[_____]” or the “Exchange").

The U.S. Securities and Exchange Commission (the “SEC") has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Important Information About the Leveraged Funds

Each Fund described in this prospectus that seeks daily leveraged investment results (each, a “Leveraged Fund") is intended to be used as a short-term trading vehicle. The Leveraged Funds are not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios. The Leveraged Funds are very different from most mutual funds and exchange-traded funds. Investors should note that:

(1) The Leveraged Funds are riskier than alternatives that do not use leverage because the Leveraged Funds magnify the performance of their respective underlying securities.

(2) The pursuit of its daily investment objective means that the return of each Leveraged Fund for a period longer than a full trading day will be the product of a series of daily leveraged returns for each trading day during the relevant period. As a consequence, especially in periods of market volatility, the volatility of the underlying security may affect the Leveraged Fund’s return as much as, or more than, the return of the underlying security. Further, the return for investors that invest for periods less than a full trading day will not be the product of the return of the Leveraged Fund’s stated daily leveraged investment objective and the performance of the underlying security for the full trading day. During periods of high volatility, the Leveraged Funds may not perform as expected and the Leveraged Funds may have losses when an investor may have expected gains if the Leveraged Fund is held for a period that is different than one trading day.

The Leveraged Funds are not suitable for all investors. The Leveraged Funds are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors in a Leveraged Fund should:

(1) understand the risks associated with the use of leveraged strategies;

(2) understand the consequences of seeking daily leveraged investment results; and

(3) intend to actively monitor and manage their investments.

Investors who do not understand a Leveraged Fund, or do not intend to actively manage their funds and monitor their investments, should not buy a Leveraged Fund. There is no assurance that a Leveraged Fund will achieve its daily leveraged investment objective and an investment in a Leveraged Fund could lose money. No single Leveraged Fund is a complete investment program.

Each Leveraged Fund’s investment adviser will not attempt to position the Leveraged Fund’s portfolio to ensure that the Leveraged Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day. As a consequence, if the Leveraged Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Leveraged Fund, the Leveraged Fund’s investors would lose all of their money.

2

Table of Contents

i

Alpha Sports HockeyShares™ 2x Anaheim Ducks ETF

Important Information About the Fund

The Alpha Sports HockeyShares™ 2x Anaheim Ducks ETF (the “Fund”) is a daily leveraged exchange-traded fund (“ETF”) that seeks to provide investment results equal to 200% of the daily performance of the Alpha Sports HockeyShares™ Anaheim Ducks ETF (“DUCKS”). This Fund is different from most other ETFs in that it seeks leveraged returns relative to an underlying ETF and seeks returns over a period of only one day, before fees and expenses.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and who intend to actively monitor and manage their investments on a daily basis. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. Investors who do not understand the Fund or do not intend to actively manage their funds and monitor their investments should not buy the Fund.

The Fund is not suitable as a buy-and-hold investment. The Fund should not be expected to provide 200% of the cumulative performance of DUCKS for periods greater than a single day. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% the performance of DUCKS. Returns over periods other than one day will very likely differ in amount, and possibly direction, from the Fund’s stated multiple times the return of DUCKS for the same period. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of DUCKS over the same period. The Fund will lose money if DUCKS’ performance is flat over time, and as a result of daily rebalancing, DUCKS’ volatility and the effects of compounding, it is even possible that the Fund will lose money over time while DUCKS’ performance increases over a period longer than a single day. Longer holding periods, higher volatility of DUCKS and leverage increase the impact of compounding on an investor’s returns. During periods of higher DUCKS volatility, the volatility of DUCKS may affect the Fund’s return as much as, or more than, the return of DUCKS. An investor could lose the full principal value of his/her investment within a single day.

The Fund’s investment adviser will not attempt to position the Fund’s portfolio to ensure that the Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day. As a consequence, if DUCKS moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

Investment Objectives

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Anaheim Ducks ETF.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed ETF that seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Anaheim Ducks ETF (“DUCKS”). DUCKS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Anaheim Ducks Index (the “Ducks Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day.

Under normal market conditions, the Fund will obtain its leveraged exposure primarily through total return swap agreements referencing DUCKS ("DUCKS Swaps") but may also obtain exposure through other derivatives, including futures contracts on the Ducks Index ("Index Futures Contracts") in which DUCKS invests. The Fund expects to invest at least 80% of its net assets (plus any borrowings for investment purposes) in DUCKS Swaps, futures contracts on the Ducks Index, shares of DUCKS, and other financial instruments that provide daily leveraged exposure to DUCKS, consistent with the Fund’s investment objective.

About DUCKS

DUCKS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Anaheim Ducks Index (the “Ducks Index"), a non-investable index that is designed to measure the cumulative on-ice performance of the Anaheim Ducks professional ice hockey team over a single season. The Ducks Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Anaheim Ducks over the course of each National Hockey League ("NHL”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Ducks Index is administered and calculated by FutureSports (the “Index Provider”).

The Ducks Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month (provided at least 100 NHL regular season games occurred during the month), or end of a season. Positive outcomes that increase the Index value include goals scored, shots on goal, faceoff wins, blocked shots, hits, saves, and takeaways. Negative outcomes that decrease the Index value include goals allowed, opposition shots on goal, faceoff losses, shots blocked by opponents, hits taken, opposition saves, giveaways, and penalties (with escalating negative values for minor penalties, extended penalties, misconduct, and ejections). Each goal scored and goal allowed is subject to different multiplier values for even-strength, power play, and short-handed goals (with adjustments to these multipliers for an empty net goal). In addition, the Ducks Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, game clinching goals, wins, losses, and high- or low-scoring games), monthly milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during a calendar month), seasonal milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during the regular season, and finishing first or last in conference), and postseason milestones (including winning the Stanley Cup). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Ducks Index relies exclusively on official NHL statistical data. Accordingly, actions or events outside of actual game play do not affect the Index’s value. The NHL does not participate in the governance or calculation of the Index.

The Ducks Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Ducks Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. The Ducks Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain its leveraged exposure to DUCKS primarily through DUCKS Swaps. A DUCKS Swap is a total return swap agreement that provides the Fund with a return based on the performance of DUCKS in exchange for a fee paid by the Fund to the swap counterparty. The Fund may also obtain leveraged exposure through other derivatives, including futures contracts on the Ducks Index (“Index Futures Contracts”), shares of DUCKS, and other financial instruments that provide daily leveraged exposure to DUCKS. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

The Fund may invest in DUCKS Swaps with one or more major global financial institutions that the Adviser believes to be creditworthy. The Adviser intends to select swap counterparties based on a number of factors, including, but not limited to, creditworthiness, execution capability, pricing, liquidity, and operational reliability. The Fund may enter into DUCKS Swaps with multiple counterparties to reduce counterparty risk and to facilitate execution.

In addition to its investments in DUCKS Swaps and other derivatives, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

DUCKS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the Ducks Index. Because the Fund’s performance is linked to DUCKS, and DUCKS’ performance is linked to the Ducks Index, the Fund’s returns will be affected by the on-ice performance of the Anaheim Ducks as reflected in the Ducks Index. During the NHL offseason, approximately July through September, the Ducks Index does not change because no games are played and no new statistical data is generated. The price of DUCKS may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Ducks Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in DUCKS Swaps, shares of DUCKS, and other instruments that provide leveraged exposure to DUCKS.

The Fund’s use of swap agreements and other derivatives may subject the Fund to additional regulatory requirements. To the extent that the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund’s investment adviser, [ADVISER], may be required to register as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund may be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Anaheim Ducks

The Anaheim Ducks are a professional ice hockey team located in Anaheim, California. The Ducks compete in the Pacific Division of the National Hockey League’s (“NHL”) Western Conference. Originally established in 1993 by the Walt Disney Company, the franchise is currently owned by Henry and Susan Samueli, with Henry Samueli serving as Chairman since 2005. The Ducks captured the Stanley Cup championship in 2007. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Anaheim Ducks, the NHL, or any of their respective affiliates.

Principal Risks

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. An investment in this Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors should closely monitor their investments and should consider purchasing Fund Shares only if they understand and can bear the risks of the Fund. The following risks could affect the value of your investment in the Fund:

EFFECTS OF COMPOUNDING AND MARKET VOLATILITY RISK. The Fund seeks daily leveraged investment results. The Fund’s returns for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of DUCKS’ return over the same period. Compounding affects all investments, but has a more significant impact on a daily leveraged fund. A daily leveraged fund will lose money over time if DUCKS’ performance is flat, and it is possible that the Fund will lose money over time even if DUCKS’ performance increases. The effect of compounding becomes more pronounced as DUCKS’ volatility and the holding period increase.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of DUCKS will be magnified. This means that an investment in the Fund could lose an amount greater than the principal amount invested. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with DUCKS. Seeking to achieve 200% daily leveraged investment results means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period.

DAILY CORRELATION/TRACKING RISK. There is no guarantee that the Fund will achieve a high degree of correlation with DUCKS. Achieving such a high degree of correlation on any single day or over time may be difficult. The Fund is subject to correlation risk, which means a correlation between the performance of the Fund and DUCKS of 200% may not be achieved. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

HOLDING PERIOD RISK. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly direction, from 200% of the daily return of DUCKS for the same period. The more extreme the daily performance of DUCKS, the greater the difference. Additionally, the Fund’s return for periods longer than a single day may be negative even when the return of DUCKS for the same period is positive. The Fund is not suitable for investors who plan to hold Fund Shares for a period of time greater than a single trading day. Investors holding Fund Shares for periods greater than one trading day should understand that holding periods longer than one day may increase the likelihood that the Fund’s returns will differ significantly from 200% of the returns of DUCKS over the same period.

VOLATILITY RISK. DUCKS is subject to volatility, and volatility increases the impact of compounding on the Fund’s returns. The value of an investment in the Fund may decrease significantly and without warning under certain market conditions. The more volatile DUCKS is, the less likely the Fund will achieve returns in proportion to its stated investment objective over periods longer than a single day. Historically, the securities of companies that rely heavily on sports performance-linked investments and derivatives have experienced significant price volatility.

DAILY REBALANCING RISK. Daily rebalancing has important implications for the performance of the Fund for periods longer than a day. The Fund rebalances its portfolio each day to maintain the target leverage exposure. As a consequence, if DUCKS increases on a given day, the Fund’s net assets should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if DUCKS decreases on a given day, the Fund’s net assets should decrease, meaning that the Fund’s exposure will need to be decreased. In rising markets, daily rebalancing causes the Fund to “buy high” by increasing exposure, and in declining markets, daily rebalancing causes the Fund to “sell low” by decreasing exposure. The daily rebalancing of the Fund’s portfolio may cause increased transaction costs and may result in the Fund paying more in brokerage commissions. Further, daily rebalancing will impair the Fund’s performance in volatile or flat markets.

INTRA-DAY INVESTMENT RISK. The Fund seeks daily leveraged investment results, which should not be equated with seeking an investment objective for shorter than a day. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to DUCKS on any trading day, and investors should not expect the Fund to provide leveraged returns on an intra-day basis. If there is a significant intra-day market event and/or DUCKS experiences a significant change in value, the Fund may not meet its investment objective, be unable to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, because the Fund seeks to meet its investment objective each trading day, market volatility and other factors could impact the Fund’s ability to achieve the desired exposure before the end of each trading day.

COUNTERPARTY RISK. The Fund may invest in financial instruments, including DUCKS Swaps, that involve counterparties for the purpose of attempting to achieve its investment objective. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and the Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The Fund is subject to the risk that a counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt, or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be heightened when there is significant volatility in the overall market or DUCKS.

UNDERLYING ETF RISK. The Fund invests in DUCKS, and therefore the Fund’s investment performance is related to the performance of DUCKS. The Fund is subject to the risks associated with DUCKS’ investments, including the risk that DUCKS will not achieve its stated investment objective. The Fund will bear its proportionate share of any fees and expenses charged by DUCKS, and shareholders will pay both the management fee of the Fund and indirectly pay the fees and expenses of DUCKS to the extent the Fund invests in DUCKS. Shares of DUCKS may trade at a premium or discount to their net asset value, and shares of DUCKS may be halted or delisted from trading on an exchange, which could disrupt the Fund’s strategy.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. To the extent the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund may be subject to regulation by the CFTC. In such case, the Adviser may be required to register as a CPO with respect to the Fund, and the Fund may be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked to the performance of the Anaheim Ducks, as reflected in the Ducks Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. To the extent the Fund invests in Index Futures Contracts, the Fund’s strategy of rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because rolling futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-ice performance, that would have positively affected the Ducks Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, ETFs, interest rates, or indexes. The Fund’s investments in derivatives, including DUCKS Swaps, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Swap Agreements Risk. The Fund expects to obtain a substantial portion of its leveraged exposure through total return swap agreements referencing DUCKS. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk, and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Swaps are also subject to the risk that a counterparty may become unable or unwilling to meet its contractual obligations to the Fund.

Futures Contracts Risk. The Fund may obtain exposure to Index Futures Contracts on the Ducks Index. Futures contracts may not correlate perfectly with the Ducks Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-ice performance during the contract term.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

DUCKS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Ducks Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Ducks Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the NHL, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The NHL serves as the sole data source for the underlying statistics but does not participate in index governance. If the NHL were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Ducks Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of NHL competition. Any actual or perceived compromise of competitive integrity, including match-fixing, referee bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of NHL games, halting the generation of new statistical data upon which the Ducks Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Ducks Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [ADVISER] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The NHL season follows a fixed calendar, generally spanning October through June. During the offseason, no games are played and the Ducks Index is static, generating no new data inputs. Futures linked to the Ducks Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional hockey may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-ICE RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-ice performance of the Anaheim Ducks as reflected in the Ducks Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition.

TRADING HOURS AND SPORTING EVENT TIMING RISK. NHL games are typically played during evenings and on weekends, while futures markets and securities exchanges generally operate during standard business hours. Significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [ADVISER] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [       ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports HockeyShares™ 2x Boston Bruins ETF

Important Information About the Fund

The Alpha Sports HockeyShares™ 2x Boston Bruins ETF (the “Fund”) is a daily leveraged exchange-traded fund (“ETF”) that seeks to provide investment results equal to 200% of the daily performance of the Alpha Sports HockeyShares™ Boston Bruins ETF (“BRUINS”). This Fund is different from most other ETFs in that it seeks leveraged returns relative to an underlying ETF and seeks returns over a period of only one day, before fees and expenses.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and who intend to actively monitor and manage their investments on a daily basis. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. Investors who do not understand the Fund or do not intend to actively manage their funds and monitor their investments should not buy the Fund.

The Fund is not suitable as a buy-and-hold investment. The Fund should not be expected to provide 200% of the cumulative performance of BRUINS for periods greater than a single day. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% the performance of BRUINS. Returns over periods other than one day will very likely differ in amount, and possibly direction, from the Fund’s stated multiple times the return of BRUINS for the same period. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of BRUINS over the same period. The Fund will lose money if BRUINS’ performance is flat over time, and as a result of daily rebalancing, BRUINS’ volatility and the effects of compounding, it is even possible that the Fund will lose money over time while BRUINS’ performance increases over a period longer than a single day. Longer holding periods, higher volatility of BRUINS and leverage increase the impact of compounding on an investor’s returns. During periods of higher BRUINS volatility, the volatility of BRUINS may affect the Fund’s return as much as, or more than, the return of BRUINS. An investor could lose the full principal value of his/her investment within a single day.

The Fund’s investment adviser will not attempt to position the Fund’s portfolio to ensure that the Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day. As a consequence, if BRUINS moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

Investment Objectives

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Boston Bruins ETF.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed ETF that seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Boston Bruins ETF (“BRUINS”). BRUINS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Boston Bruins Index (the “Bruins Index”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day.

Under normal market conditions, the Fund will obtain its leveraged exposure primarily through total return swap agreements referencing BRUINS (“BRUINS Swaps”) but may also obtain exposure through other derivatives, including futures contracts on the Bruins Index (“Index Futures Contracts”) in which BRUINS invests. The Fund expects to invest at least 80% of its net assets (plus any borrowings for investment purposes) in BRUINS Swaps, futures contracts on the Bruins Index, shares of BRUINS, and other financial instruments that provide daily leveraged exposure to BRUINS, consistent with the Fund’s investment objective.

About BRUINS

BRUINS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Boston Bruins Index (the “Bruins Index”), a non-investable index that is designed to measure the cumulative on-ice performance of the Boston Bruins professional ice hockey team over a single season. The Bruins Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Boston Bruins over the course of each National Hockey League (“NHL”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Bruins Index is administered and calculated by FutureSports (the “Index Provider”).

The Bruins Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month (provided at least 100 NHL regular season games occurred during the month), or end of a season. Positive outcomes that increase the Index value include goals scored, shots on goal, faceoff wins, blocked shots, hits, saves, and takeaways. Negative outcomes that decrease the Index value include goals allowed, opposition shots on goal, faceoff losses, shots blocked by opponents, hits taken, opposition saves, giveaways, and penalties (with escalating negative values for minor penalties, extended penalties, misconduct, and ejections). Each goal scored and goal allowed is subject to different multiplier values for even-strength, power play, and short-handed goals (with adjustments to these multipliers for an empty net goal). In addition, the Bruins Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, game clinching goals, wins, losses, and high- or low-scoring games), monthly milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during a calendar month), seasonal milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during the regular season, and finishing first or last in conference), and postseason milestones (including winning the Stanley Cup). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Bruins Index relies exclusively on official NHL statistical data. Accordingly, actions or events outside of actual game play do not affect the Index’s value. The NHL does not participate in the governance or calculation of the Index.

The Bruins Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Bruins Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. The Bruins Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain its leveraged exposure to BRUINS primarily through BRUINS Swaps. A BRUINS Swap is a total return swap agreement that provides the Fund with a return based on the performance of BRUINS in exchange for a fee paid by the Fund to the swap counterparty. The Fund may also obtain leveraged exposure through other derivatives, including futures contracts on the Bruins Index (“Index Futures Contracts”), shares of BRUINS, and other financial instruments that provide daily leveraged exposure to BRUINS. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

The Fund may invest in BRUINS Swaps with one or more major global financial institutions that the Adviser believes to be creditworthy. The Adviser intends to select swap counterparties based on a number of factors, including, but not limited to, creditworthiness, execution capability, pricing, liquidity, and operational reliability. The Fund may enter into BRUINS Swaps with multiple counterparties to reduce counterparty risk and to facilitate execution.

In addition to its investments in BRUINS Swaps and other derivatives, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

BRUINS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the Bruins Index. Because the Fund’s performance is linked to BRUINS, and BRUINS’ performance is linked to the Bruins Index, the Fund’s returns will be affected by the on-ice performance of the Boston Bruins as reflected in the Bruins Index. During the NHL offseason, approximately July through September, the Bruins Index does not change because no games are played and no new statistical data is generated. The price of BRUINS may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Bruins Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in BRUINS Swaps, shares of BRUINS, and other instruments that provide leveraged exposure to BRUINS.

The Fund’s use of swap agreements and other derivatives may subject the Fund to additional regulatory requirements. To the extent that the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund’s investment adviser, [ADVISER], may be required to register as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund may be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Boston Bruins

The Boston Bruins are a professional ice hockey team based in Boston, Massachusetts, competing in the Atlantic Division of the NHL’s Eastern Conference. During the 2025–2026 season, the Bruins finished fourth in the Atlantic Division, ranking 8th in standings points, 12th in goals for, 13th in goals against, and 31st in goal differential. The Bruins were founded in 1924 by grocery store magnate Charles Adams. The Bruins are currently owned by the Jacobs family, with Jeremy Jacobs serving as Chairman since 1975. The team has won six Stanley Cup championships, capturing titles in 1929, 1939, 1941, 1970, 1972, and 2011. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Boston Bruins, the NHL, or any of their respective affiliates.

Principal Risks

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. An investment in this Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors should closely monitor their investments and should consider purchasing Fund Shares only if they understand and can bear the risks of the Fund. The following risks could affect the value of your investment in the Fund:

EFFECTS OF COMPOUNDING AND MARKET VOLATILITY RISK. The Fund seeks daily leveraged investment results. The Fund’s returns for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of BRUINS’ return over the same period. Compounding affects all investments, but has a more significant impact on a daily leveraged fund. A daily leveraged fund will lose money over time if BRUINS’ performance is flat, and it is possible that the Fund will lose money over time even if BRUINS’ performance increases. The effect of compounding becomes more pronounced as BRUINS’ volatility and the holding period increase.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of BRUINS will be magnified. This means that an investment in the Fund could lose an amount greater than the principal amount invested. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with BRUINS. Seeking to achieve 200% daily leveraged investment results means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period.

DAILY CORRELATION/TRACKING RISK. There is no guarantee that the Fund will achieve a high degree of correlation with BRUINS. Achieving such a high degree of correlation on any single day or over time may be difficult. The Fund is subject to correlation risk, which means a correlation between the performance of the Fund and BRUINS of 200% may not be achieved. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

HOLDING PERIOD RISK. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly direction, from 200% of the daily return of BRUINS for the same period. The more extreme the daily performance of BRUINS, the greater the difference. Additionally, the Fund’s return for periods longer than a single day may be negative even when the return of BRUINS for the same period is positive. The Fund is not suitable for investors who plan to hold Fund Shares for a period of time greater than a single trading day. Investors holding Fund Shares for periods greater than one trading day should understand that holding periods longer than one day may increase the likelihood that the Fund’s returns will differ significantly from 200% of the returns of BRUINS over the same period.

VOLATILITY RISK. BRUINS is subject to volatility, and volatility increases the impact of compounding on the Fund’s returns. The value of an investment in the Fund may decrease significantly and without warning under certain market conditions. The more volatile BRUINS is, the less likely the Fund will achieve returns in proportion to its stated investment objective over periods longer than a single day. Historically, the securities of companies that rely heavily on sports performance-linked investments and derivatives have experienced significant price volatility.

DAILY REBALANCING RISK. Daily rebalancing has important implications for the performance of the Fund for periods longer than a day. The Fund rebalances its portfolio each day to maintain the target leverage exposure. As a consequence, if BRUINS increases on a given day, the Fund’s net assets should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if BRUINS decreases on a given day, the Fund’s net assets should decrease, meaning that the Fund’s exposure will need to be decreased. In rising markets, daily rebalancing causes the Fund to “buy high” by increasing exposure, and in declining markets, daily rebalancing causes the Fund to “sell low” by decreasing exposure. The daily rebalancing of the Fund’s portfolio may cause increased transaction costs and may result in the Fund paying more in brokerage commissions. Further, daily rebalancing will impair the Fund’s performance in volatile or flat markets.

INTRA-DAY INVESTMENT RISK. The Fund seeks daily leveraged investment results, which should not be equated with seeking an investment objective for shorter than a day. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to BRUINS on any trading day, and investors should not expect the Fund to provide leveraged returns on an intra-day basis. If there is a significant intra-day market event and/or BRUINS experiences a significant change in value, the Fund may not meet its investment objective, be unable to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, because the Fund seeks to meet its investment objective each trading day, market volatility and other factors could impact the Fund’s ability to achieve the desired exposure before the end of each trading day.

COUNTERPARTY RISK. The Fund may invest in financial instruments, including BRUINS Swaps, that involve counterparties for the purpose of attempting to achieve its investment objective. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and the Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The Fund is subject to the risk that a counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt, or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be heightened when there is significant volatility in the overall market or BRUINS.

UNDERLYING ETF RISK. The Fund invests in BRUINS, and therefore the Fund’s investment performance is related to the performance of BRUINS. The Fund is subject to the risks associated with BRUINS’ investments, including the risk that BRUINS will not achieve its stated investment objective. The Fund will bear its proportionate share of any fees and expenses charged by BRUINS, and shareholders will pay both the management fee of the Fund and indirectly pay the fees and expenses of BRUINS to the extent the Fund invests in BRUINS. Shares of BRUINS may trade at a premium or discount to their net asset value, and shares of BRUINS may be halted or delisted from trading on an exchange, which could disrupt the Fund’s strategy.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. To the extent the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund may be subject to regulation by the CFTC. In such case, the Adviser may be required to register as a CPO with respect to the Fund, and the Fund may be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked to the performance of the Boston Bruins, as reflected in the Bruins Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. To the extent the Fund invests in Index Futures Contracts, the Fund’s strategy of rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because rolling futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-ice performance, that would have positively affected the Bruins Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, ETFs, interest rates, or indexes. The Fund’s investments in derivatives, including BRUINS Swaps, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Swap Agreements Risk. The Fund expects to obtain a substantial portion of its leveraged exposure through total return swap agreements referencing BRUINS. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk, and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Swaps are also subject to the risk that a counterparty may become unable or unwilling to meet its contractual obligations to the Fund.

Futures Contracts Risk. The Fund may obtain exposure to Index Futures Contracts on the Bruins Index. Futures contracts may not correlate perfectly with the Bruins Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-ice performance during the contract term.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

BRUINS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Bruins Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Bruins Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the NHL, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The NHL serves as the sole data source for the underlying statistics but does not participate in index governance. If the NHL were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Bruins Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of NHL competition. Any actual or perceived compromise of competitive integrity, including match-fixing, referee bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of NHL games, halting the generation of new statistical data upon which the Bruins Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Bruins Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [ADVISER] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The NHL season follows a fixed calendar, generally spanning October through June. During the offseason, no games are played and the Bruins Index is static, generating no new data inputs. Futures linked to the Bruins Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional hockey may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-ICE RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-ice performance of the Boston Bruins as reflected in the Bruins Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition.

TRADING HOURS AND SPORTING EVENT TIMING RISK. NHL games are typically played during evenings and on weekends, while futures markets and securities exchanges generally operate during standard business hours. Significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [ADVISER] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [       ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports HockeyShares™ 2x Buffalo Sabres ETF

Important Information About the Fund

The Alpha Sports HockeyShares™ 2x Buffalo Sabres ETF (the “Fund”) is a daily leveraged exchange-traded fund (“ETF”) that seeks to provide investment results equal to 200% of the daily performance of the Alpha Sports HockeyShares™ Buffalo Sabres ETF (“SABRES”). This Fund is different from most other ETFs in that it seeks leveraged returns relative to an underlying ETF and seeks returns over a period of only one day, before fees and expenses.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and who intend to actively monitor and manage their investments on a daily basis. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. Investors who do not understand the Fund or do not intend to actively manage their funds and monitor their investments should not buy the Fund.

The Fund is not suitable as a buy-and-hold investment. The Fund should not be expected to provide 200% of the cumulative performance of SABRES for periods greater than a single day. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% the performance of SABRES. Returns over periods other than one day will very likely differ in amount, and possibly direction, from the Fund’s stated multiple times the return of SABRES for the same period. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of SABRES over the same period. The Fund will lose money if SABRES’ performance is flat over time, and as a result of daily rebalancing, SABRES’ volatility and the effects of compounding, it is even possible that the Fund will lose money over time while SABRES’ performance increases over a period longer than a single day. Longer holding periods, higher volatility of SABRES and leverage increase the impact of compounding on an investor’s returns. During periods of higher SABRES volatility, the volatility of SABRES may affect the Fund’s return as much as, or more than, the return of SABRES. An investor could lose the full principal value of his/her investment within a single day.

The Fund’s investment adviser will not attempt to position the Fund’s portfolio to ensure that the Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day. As a consequence, if SABRES moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

Investment Objectives

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Buffalo Sabres ETF.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed ETF that seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Buffalo Sabres ETF (“SABRES”). SABRES is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Buffalo Sabres Index (the “Sabres Index”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day.

Under normal market conditions, the Fund will obtain its leveraged exposure primarily through total return swap agreements referencing SABRES (“SABRES Swaps”) but may also obtain exposure through other derivatives, including futures contracts on the Sabres Index (“Index Futures Contracts”) in which SABRES invests. The Fund expects to invest at least 80% of its net assets (plus any borrowings for investment purposes) in SABRES Swaps, futures contracts on the Sabres Index, shares of SABRES, and other financial instruments that provide daily leveraged exposure to SABRES, consistent with the Fund’s investment objective.

About SABRES

SABRES is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Buffalo Sabres Index (the “Sabres Index”), a non-investable index that is designed to measure the cumulative on-ice performance of the Buffalo Sabres professional ice hockey team over a single season. The Sabres Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Buffalo Sabres over the course of each National Hockey League (“NHL”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Sabres Index is administered and calculated by FutureSports (the “Index Provider”).

The Sabres Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month (provided at least 100 NHL regular season games occurred during the month), or end of a season. Positive outcomes that increase the Index value include goals scored, shots on goal, faceoff wins, blocked shots, hits, saves, and takeaways. Negative outcomes that decrease the Index value include goals allowed, opposition shots on goal, faceoff losses, shots blocked by opponents, hits taken, opposition saves, giveaways, and penalties (with escalating negative values for minor penalties, extended penalties, misconduct, and ejections). Each goal scored and goal allowed is subject to different multiplier values for even-strength, power play, and short-handed goals (with adjustments to these multipliers for an empty net goal). In addition, the Sabres Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, game clinching goals, wins, losses, and high- or low-scoring games), monthly milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during a calendar month), seasonal milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during the regular season, and finishing first or last in conference), and postseason milestones (including winning the Stanley Cup). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Sabres Index relies exclusively on official NHL statistical data. Accordingly, actions or events outside of actual game play do not affect the Index’s value. The NHL does not participate in the governance or calculation of the Index.

The Sabres Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Sabres Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. The Sabres Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain its leveraged exposure to SABRES primarily through SABRES Swaps. A SABRES Swap is a total return swap agreement that provides the Fund with a return based on the performance of SABRES in exchange for a fee paid by the Fund to the swap counterparty. The Fund may also obtain leveraged exposure through other derivatives, including futures contracts on the Sabres Index (“Index Futures Contracts”), shares of SABRES, and other financial instruments that provide daily leveraged exposure to SABRES. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

The Fund may invest in SABRES Swaps with one or more major global financial institutions that the Adviser believes to be creditworthy. The Adviser intends to select swap counterparties based on a number of factors, including, but not limited to, creditworthiness, execution capability, pricing, liquidity, and operational reliability. The Fund may enter into SABRES Swaps with multiple counterparties to reduce counterparty risk and to facilitate execution.

In addition to its investments in SABRES Swaps and other derivatives, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

SABRES is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the Sabres Index. Because the Fund’s performance is linked to SABRES, and SABRES’ performance is linked to the Sabres Index, the Fund’s returns will be affected by the on-ice performance of the Buffalo Sabres as reflected in the Sabres Index. During the NHL offseason, approximately July through September, the Sabres Index does not change because no games are played and no new statistical data is generated. The price of SABRES may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Sabres Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in SABRES Swaps, shares of SABRES, and other instruments that provide leveraged exposure to SABRES.

The Fund’s use of swap agreements and other derivatives may subject the Fund to additional regulatory requirements. To the extent that the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund’s investment adviser, [ADVISER], may be required to register as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund may be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Buffalo Sabres

The Buffalo Sabres are a professional ice hockey team based in Buffalo, New York, competing in the Atlantic Division of the NHL’s Eastern Conference. During the 2025–2026 season, the Sabres finished first in the Atlantic Division, ranking 4th in standings points, 5th in goals for, 7th in goals against, and 5th in goal differential. The Sabres were founded in 1970 by brothers Seymour Knox III and Northrup Knox. The Sabres are currently owned by Terry and Kim Pegula, with Terry Pegula serving as Owner and President since 2011. The team has never won a Stanley Cup championship. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Buffalo Sabres, the NHL, or any of their respective affiliates.

Principal Risks

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. An investment in this Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors should closely monitor their investments and should consider purchasing Fund Shares only if they understand and can bear the risks of the Fund. The following risks could affect the value of your investment in the Fund:

EFFECTS OF COMPOUNDING AND MARKET VOLATILITY RISK. The Fund seeks daily leveraged investment results. The Fund’s returns for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of SABRES’ return over the same period. Compounding affects all investments, but has a more significant impact on a daily leveraged fund. A daily leveraged fund will lose money over time if SABRES’ performance is flat, and it is possible that the Fund will lose money over time even if SABRES’ performance increases. The effect of compounding becomes more pronounced as SABRES’ volatility and the holding period increase.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of SABRES will be magnified. This means that an investment in the Fund could lose an amount greater than the principal amount invested. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with SABRES. Seeking to achieve 200% daily leveraged investment results means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period.

DAILY CORRELATION/TRACKING RISK. There is no guarantee that the Fund will achieve a high degree of correlation with SABRES. Achieving such a high degree of correlation on any single day or over time may be difficult. The Fund is subject to correlation risk, which means a correlation between the performance of the Fund and SABRES of 200% may not be achieved. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

HOLDING PERIOD RISK. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly direction, from 200% of the daily return of SABRES for the same period. The more extreme the daily performance of SABRES, the greater the difference. Additionally, the Fund’s return for periods longer than a single day may be negative even when the return of SABRES for the same period is positive. The Fund is not suitable for investors who plan to hold Fund Shares for a period of time greater than a single trading day. Investors holding Fund Shares for periods greater than one trading day should understand that holding periods longer than one day may increase the likelihood that the Fund’s returns will differ significantly from 200% of the returns of SABRES over the same period.

VOLATILITY RISK. SABRES is subject to volatility, and volatility increases the impact of compounding on the Fund’s returns. The value of an investment in the Fund may decrease significantly and without warning under certain market conditions. The more volatile SABRES is, the less likely the Fund will achieve returns in proportion to its stated investment objective over periods longer than a single day. Historically, the securities of companies that rely heavily on sports performance-linked investments and derivatives have experienced significant price volatility.

DAILY REBALANCING RISK. Daily rebalancing has important implications for the performance of the Fund for periods longer than a day. The Fund rebalances its portfolio each day to maintain the target leverage exposure. As a consequence, if SABRES increases on a given day, the Fund’s net assets should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if SABRES decreases on a given day, the Fund’s net assets should decrease, meaning that the Fund’s exposure will need to be decreased. In rising markets, daily rebalancing causes the Fund to “buy high” by increasing exposure, and in declining markets, daily rebalancing causes the Fund to “sell low” by decreasing exposure. The daily rebalancing of the Fund’s portfolio may cause increased transaction costs and may result in the Fund paying more in brokerage commissions. Further, daily rebalancing will impair the Fund’s performance in volatile or flat markets.

INTRA-DAY INVESTMENT RISK. The Fund seeks daily leveraged investment results, which should not be equated with seeking an investment objective for shorter than a day. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to SABRES on any trading day, and investors should not expect the Fund to provide leveraged returns on an intra-day basis. If there is a significant intra-day market event and/or SABRES experiences a significant change in value, the Fund may not meet its investment objective, be unable to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, because the Fund seeks to meet its investment objective each trading day, market volatility and other factors could impact the Fund’s ability to achieve the desired exposure before the end of each trading day.

COUNTERPARTY RISK. The Fund may invest in financial instruments, including SABRES Swaps, that involve counterparties for the purpose of attempting to achieve its investment objective. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and the Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The Fund is subject to the risk that a counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt, or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be heightened when there is significant volatility in the overall market or SABRES.

UNDERLYING ETF RISK. The Fund invests in SABRES, and therefore the Fund’s investment performance is related to the performance of SABRES. The Fund is subject to the risks associated with SABRES’ investments, including the risk that SABRES will not achieve its stated investment objective. The Fund will bear its proportionate share of any fees and expenses charged by SABRES, and shareholders will pay both the management fee of the Fund and indirectly pay the fees and expenses of SABRES to the extent the Fund invests in SABRES. Shares of SABRES may trade at a premium or discount to their net asset value, and shares of SABRES may be halted or delisted from trading on an exchange, which could disrupt the Fund’s strategy.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. To the extent the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund may be subject to regulation by the CFTC. In such case, the Adviser may be required to register as a CPO with respect to the Fund, and the Fund may be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked to the performance of the Buffalo Sabres, as reflected in the Sabres Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. To the extent the Fund invests in Index Futures Contracts, the Fund’s strategy of rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because rolling futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-ice performance, that would have positively affected the Sabres Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, ETFs, interest rates, or indexes. The Fund’s investments in derivatives, including SABRES Swaps, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Swap Agreements Risk. The Fund expects to obtain a substantial portion of its leveraged exposure through total return swap agreements referencing SABRES. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk, and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Swaps are also subject to the risk that a counterparty may become unable or unwilling to meet its contractual obligations to the Fund.

Futures Contracts Risk. The Fund may obtain exposure to Index Futures Contracts on the Sabres Index. Futures contracts may not correlate perfectly with the Sabres Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-ice performance during the contract term.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

SABRES INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Sabres Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Sabres Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the NHL, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The NHL serves as the sole data source for the underlying statistics but does not participate in index governance. If the NHL were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Sabres Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of NHL competition. Any actual or perceived compromise of competitive integrity, including match-fixing, referee bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of NHL games, halting the generation of new statistical data upon which the Sabres Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Sabres Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [ADVISER] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The NHL season follows a fixed calendar, generally spanning October through June. During the offseason, no games are played and the Sabres Index is static, generating no new data inputs. Futures linked to the Sabres Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional hockey may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-ICE RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-ice performance of the Buffalo Sabres as reflected in the Sabres Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition.

TRADING HOURS AND SPORTING EVENT TIMING RISK. NHL games are typically played during evenings and on weekends, while futures markets and securities exchanges generally operate during standard business hours. Significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [ADVISER] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [       ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports HockeyShares™ 2x Calgary Flames ETF

Important Information About the Fund

The Alpha Sports HockeyShares™ 2x Calgary Flames ETF (the “Fund”) is a daily leveraged exchange-traded fund (“ETF”) that seeks to provide investment results equal to 200% of the daily performance of the Alpha Sports HockeyShares™ Calgary Flames ETF (“FLAMES”). This Fund is different from most other ETFs in that it seeks leveraged returns relative to an underlying ETF and seeks returns over a period of only one day, before fees and expenses.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and who intend to actively monitor and manage their investments on a daily basis. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. Investors who do not understand the Fund or do not intend to actively manage their funds and monitor their investments should not buy the Fund.

The Fund is not suitable as a buy-and-hold investment. The Fund should not be expected to provide 200% of the cumulative performance of FLAMES for periods greater than a single day. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% the performance of FLAMES. Returns over periods other than one day will very likely differ in amount, and possibly direction, from the Fund’s stated multiple times the return of FLAMES for the same period. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of FLAMES over the same period. The Fund will lose money if FLAMES’ performance is flat over time, and as a result of daily rebalancing, FLAMES’ volatility and the effects of compounding, it is even possible that the Fund will lose money over time while FLAMES’ performance increases over a period longer than a single day. Longer holding periods, higher volatility of FLAMES and leverage increase the impact of compounding on an investor’s returns. During periods of higher FLAMES volatility, the volatility of FLAMES may affect the Fund’s return as much as, or more than, the return of FLAMES. An investor could lose the full principal value of his/her investment within a single day.

The Fund’s investment adviser will not attempt to position the Fund’s portfolio to ensure that the Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day. As a consequence, if FLAMES moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

Investment Objectives

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Calgary Flames ETF.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed ETF that seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Calgary Flames ETF (“FLAMES”). FLAMES is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Calgary Flames Index (the “Flames Index”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day.

Under normal market conditions, the Fund will obtain its leveraged exposure primarily through total return swap agreements referencing FLAMES (“FLAMES Swaps”) but may also obtain exposure through other derivatives, including futures contracts on the Flames Index (“Index Futures Contracts”) in which FLAMES invests. The Fund expects to invest at least 80% of its net assets (plus any borrowings for investment purposes) in FLAMES Swaps, futures contracts on the Flames Index, shares of FLAMES, and other financial instruments that provide daily leveraged exposure to FLAMES, consistent with the Fund’s investment objective.

About FLAMES

FLAMES is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Calgary Flames Index (the “Flames Index”), a non-investable index that is designed to measure the cumulative on-ice performance of the Calgary Flames professional ice hockey team over a single season. The Flames Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Calgary Flames over the course of each National Hockey League (“NHL”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Flames Index is administered and calculated by FutureSports (the “Index Provider”).

The Flames Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month (provided at least 100 NHL regular season games occurred during the month), or end of a season. Positive outcomes that increase the Index value include goals scored, shots on goal, faceoff wins, blocked shots, hits, saves, and takeaways. Negative outcomes that decrease the Index value include goals allowed, opposition shots on goal, faceoff losses, shots blocked by opponents, hits taken, opposition saves, giveaways, and penalties (with escalating negative values for minor penalties, extended penalties, misconduct, and ejections). Each goal scored and goal allowed is subject to different multiplier values for even-strength, power play, and short-handed goals (with adjustments to these multipliers for an empty net goal). In addition, the Flames Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, game clinching goals, wins, losses, and high- or low-scoring games), monthly milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during a calendar month), seasonal milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during the regular season, and finishing first or last in conference), and postseason milestones (including winning the Stanley Cup). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Flames Index relies exclusively on official NHL statistical data. Accordingly, actions or events outside of actual game play do not affect the Index’s value. The NHL does not participate in the governance or calculation of the Index.

The Flames Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Flames Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. The Flames Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain its leveraged exposure to FLAMES primarily through FLAMES Swaps. A FLAMES Swap is a total return swap agreement that provides the Fund with a return based on the performance of FLAMES in exchange for a fee paid by the Fund to the swap counterparty. The Fund may also obtain leveraged exposure through other derivatives, including futures contracts on the Flames Index (“Index Futures Contracts”), shares of FLAMES, and other financial instruments that provide daily leveraged exposure to FLAMES. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

The Fund may invest in FLAMES Swaps with one or more major global financial institutions that the Adviser believes to be creditworthy. The Adviser intends to select swap counterparties based on a number of factors, including, but not limited to, creditworthiness, execution capability, pricing, liquidity, and operational reliability. The Fund may enter into FLAMES Swaps with multiple counterparties to reduce counterparty risk and to facilitate execution.

In addition to its investments in FLAMES Swaps and other derivatives, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

FLAMES is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the Flames Index. Because the Fund’s performance is linked to FLAMES, and FLAMES’ performance is linked to the Flames Index, the Fund’s returns will be affected by the on-ice performance of the Calgary Flames as reflected in the Flames Index. During the NHL offseason, approximately July through September, the Flames Index does not change because no games are played and no new statistical data is generated. The price of FLAMES may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Flames Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in FLAMES Swaps, shares of FLAMES, and other instruments that provide leveraged exposure to FLAMES.

The Fund’s use of swap agreements and other derivatives may subject the Fund to additional regulatory requirements. To the extent that the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund’s investment adviser, [ADVISER], may be required to register as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund may be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Calgary Flames

The Calgary Flames are a professional ice hockey team based in Calgary, Alberta, competing in the Pacific Division of the NHL’s Western Conference. During the 2025–2026 season, the Flames finished seventh in the Pacific Division, ranking 30th in standings points, 32nd in goals for, 21st in goals against, and 30th in goal differential. The Flames were founded in 1972 as the Atlanta Flames by real estate developer Tom Cousins. The Flames are currently owned by Calgary Sports and Entertainment Corporation, with Murray Edwards serving as Chairman since 1994. The team has won one Stanley Cup championship, capturing the title in 1989. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Calgary Flames, the NHL, or any of their respective affiliates.

Principal Risks

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. An investment in this Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors should closely monitor their investments and should consider purchasing Fund Shares only if they understand and can bear the risks of the Fund. The following risks could affect the value of your investment in the Fund:

EFFECTS OF COMPOUNDING AND MARKET VOLATILITY RISK. The Fund seeks daily leveraged investment results. The Fund’s returns for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of FLAMES’ return over the same period. Compounding affects all investments, but has a more significant impact on a daily leveraged fund. A daily leveraged fund will lose money over time if FLAMES’ performance is flat, and it is possible that the Fund will lose money over time even if FLAMES’ performance increases. The effect of compounding becomes more pronounced as FLAMES’ volatility and the holding period increase.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of FLAMES will be magnified. This means that an investment in the Fund could lose an amount greater than the principal amount invested. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with FLAMES. Seeking to achieve 200% daily leveraged investment results means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period.

DAILY CORRELATION/TRACKING RISK. There is no guarantee that the Fund will achieve a high degree of correlation with FLAMES. Achieving such a high degree of correlation on any single day or over time may be difficult. The Fund is subject to correlation risk, which means a correlation between the performance of the Fund and FLAMES of 200% may not be achieved. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

HOLDING PERIOD RISK. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly direction, from 200% of the daily return of FLAMES for the same period. The more extreme the daily performance of FLAMES, the greater the difference. Additionally, the Fund’s return for periods longer than a single day may be negative even when the return of FLAMES for the same period is positive. The Fund is not suitable for investors who plan to hold Fund Shares for a period of time greater than a single trading day. Investors holding Fund Shares for periods greater than one trading day should understand that holding periods longer than one day may increase the likelihood that the Fund’s returns will differ significantly from 200% of the returns of FLAMES over the same period.

VOLATILITY RISK. FLAMES is subject to volatility, and volatility increases the impact of compounding on the Fund’s returns. The value of an investment in the Fund may decrease significantly and without warning under certain market conditions. The more volatile FLAMES is, the less likely the Fund will achieve returns in proportion to its stated investment objective over periods longer than a single day. Historically, the securities of companies that rely heavily on sports performance-linked investments and derivatives have experienced significant price volatility.

DAILY REBALANCING RISK. Daily rebalancing has important implications for the performance of the Fund for periods longer than a day. The Fund rebalances its portfolio each day to maintain the target leverage exposure. As a consequence, if FLAMES increases on a given day, the Fund’s net assets should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if FLAMES decreases on a given day, the Fund’s net assets should decrease, meaning that the Fund’s exposure will need to be decreased. In rising markets, daily rebalancing causes the Fund to “buy high” by increasing exposure, and in declining markets, daily rebalancing causes the Fund to “sell low” by decreasing exposure. The daily rebalancing of the Fund’s portfolio may cause increased transaction costs and may result in the Fund paying more in brokerage commissions. Further, daily rebalancing will impair the Fund’s performance in volatile or flat markets.

INTRA-DAY INVESTMENT RISK. The Fund seeks daily leveraged investment results, which should not be equated with seeking an investment objective for shorter than a day. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to FLAMES on any trading day, and investors should not expect the Fund to provide leveraged returns on an intra-day basis. If there is a significant intra-day market event and/or FLAMES experiences a significant change in value, the Fund may not meet its investment objective, be unable to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, because the Fund seeks to meet its investment objective each trading day, market volatility and other factors could impact the Fund’s ability to achieve the desired exposure before the end of each trading day.

COUNTERPARTY RISK. The Fund may invest in financial instruments, including FLAMES Swaps, that involve counterparties for the purpose of attempting to achieve its investment objective. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and the Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The Fund is subject to the risk that a counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt, or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be heightened when there is significant volatility in the overall market or FLAMES.

UNDERLYING ETF RISK. The Fund invests in FLAMES, and therefore the Fund’s investment performance is related to the performance of FLAMES. The Fund is subject to the risks associated with FLAMES’ investments, including the risk that FLAMES will not achieve its stated investment objective. The Fund will bear its proportionate share of any fees and expenses charged by FLAMES, and shareholders will pay both the management fee of the Fund and indirectly pay the fees and expenses of FLAMES to the extent the Fund invests in FLAMES. Shares of FLAMES may trade at a premium or discount to their net asset value, and shares of FLAMES may be halted or delisted from trading on an exchange, which could disrupt the Fund’s strategy.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. To the extent the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund may be subject to regulation by the CFTC. In such case, the Adviser may be required to register as a CPO with respect to the Fund, and the Fund may be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked to the performance of the Calgary Flames, as reflected in the Flames Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. To the extent the Fund invests in Index Futures Contracts, the Fund’s strategy of rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because rolling futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-ice performance, that would have positively affected the Flames Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

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CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, ETFs, interest rates, or indexes. The Fund’s investments in derivatives, including FLAMES Swaps, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Swap Agreements Risk. The Fund expects to obtain a substantial portion of its leveraged exposure through total return swap agreements referencing FLAMES. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk, and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Swaps are also subject to the risk that a counterparty may become unable or unwilling to meet its contractual obligations to the Fund.

Futures Contracts Risk. The Fund may obtain exposure to Index Futures Contracts on the Flames Index. Futures contracts may not correlate perfectly with the Flames Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-ice performance during the contract term.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

FLAMES INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Flames Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Flames Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the NHL, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The NHL serves as the sole data source for the underlying statistics but does not participate in index governance. If the NHL were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Flames Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of NHL competition. Any actual or perceived compromise of competitive integrity, including match-fixing, referee bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of NHL games, halting the generation of new statistical data upon which the Flames Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Flames Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [ADVISER] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The NHL season follows a fixed calendar, generally spanning October through June. During the offseason, no games are played and the Flames Index is static, generating no new data inputs. Futures linked to the Flames Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional hockey may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-ICE RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-ice performance of the Calgary Flames as reflected in the Flames Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition.

TRADING HOURS AND SPORTING EVENT TIMING RISK. NHL games are typically played during evenings and on weekends, while futures markets and securities exchanges generally operate during standard business hours. Significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [ADVISER] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [        ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports HockeyShares™ 2x Carolina Hurricanes ETF

Important Information About the Fund

The Alpha Sports HockeyShares™ 2x Carolina Hurricanes ETF (the “Fund”) is a daily leveraged exchange-traded fund (“ETF”) that seeks to provide investment results equal to 200% of the daily performance of the Alpha Sports HockeyShares™ Carolina Hurricanes ETF (“HURRICANES”). This Fund is different from most other ETFs in that it seeks leveraged returns relative to an underlying ETF and seeks returns over a period of only one day, before fees and expenses.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and who intend to actively monitor and manage their investments on a daily basis. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. Investors who do not understand the Fund or do not intend to actively manage their funds and monitor their investments should not buy the Fund.

The Fund is not suitable as a buy-and-hold investment. The Fund should not be expected to provide 200% of the cumulative performance of HURRICANES for periods greater than a single day. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% the performance of HURRICANES. Returns over periods other than one day will very likely differ in amount, and possibly direction, from the Fund’s stated multiple times the return of HURRICANES for the same period. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of HURRICANES over the same period. The Fund will lose money if HURRICANES’ performance is flat over time, and as a result of daily rebalancing, HURRICANES’ volatility and the effects of compounding, it is even possible that the Fund will lose money over time while HURRICANES’ performance increases over a period longer than a single day. Longer holding periods, higher volatility of HURRICANES and leverage increase the impact of compounding on an investor’s returns. During periods of higher HURRICANES volatility, the volatility of HURRICANES may affect the Fund’s return as much as, or more than, the return of HURRICANES. An investor could lose the full principal value of his/her investment within a single day.

The Fund’s investment adviser will not attempt to position the Fund’s portfolio to ensure that the Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day. As a consequence, if HURRICANES moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

Investment Objectives

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Carolina Hurricanes ETF.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed ETF that seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Carolina Hurricanes ETF (“HURRICANES”). HURRICANES is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Carolina Hurricanes Index (the “Hurricanes Index”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day.

Under normal market conditions, the Fund will obtain its leveraged exposure primarily through total return swap agreements referencing HURRICANES (“HURRICANES Swaps”) but may also obtain exposure through other derivatives, including futures contracts on the Hurricanes Index (“Index Futures Contracts”) in which HURRICANES invests. The Fund expects to invest at least 80% of its net assets (plus any borrowings for investment purposes) in HURRICANES Swaps, futures contracts on the Hurricanes Index, shares of HURRICANES, and other financial instruments that provide daily leveraged exposure to HURRICANES, consistent with the Fund’s investment objective.

About HURRICANES

HURRICANES is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Carolina Hurricanes Index (the “Hurricanes Index”), a non-investable index that is designed to measure the cumulative on-ice performance of the Carolina Hurricanes professional ice hockey team over a single season. The Hurricanes Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Carolina Hurricanes over the course of each National Hockey League (“NHL”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Hurricanes Index is administered and calculated by FutureSports (the “Index Provider”).

The Hurricanes Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month (provided at least 100 NHL regular season games occurred during the month), or end of a season. Positive outcomes that increase the Index value include goals scored, shots on goal, faceoff wins, blocked shots, hits, saves, and takeaways. Negative outcomes that decrease the Index value include goals allowed, opposition shots on goal, faceoff losses, shots blocked by opponents, hits taken, opposition saves, giveaways, and penalties (with escalating negative values for minor penalties, extended penalties, misconduct, and ejections). Each goal scored and goal allowed is subject to different multiplier values for even-strength, power play, and short-handed goals (with adjustments to these multipliers for an empty net goal). In addition, the Hurricanes Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, game clinching goals, wins, losses, and high- or low-scoring games), monthly milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during a calendar month), seasonal milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during the regular season, and finishing first or last in conference), and postseason milestones (including winning the Stanley Cup). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Hurricanes Index relies exclusively on official NHL statistical data. Accordingly, actions or events outside of actual game play do not affect the Index’s value. The NHL does not participate in the governance or calculation of the Index.

The Hurricanes Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Hurricanes Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. The Hurricanes Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain its leveraged exposure to HURRICANES primarily through HURRICANES Swaps. A HURRICANES Swap is a total return swap agreement that provides the Fund with a return based on the performance of HURRICANES in exchange for a fee paid by the Fund to the swap counterparty. The Fund may also obtain leveraged exposure through other derivatives, including futures contracts on the Hurricanes Index (“Index Futures Contracts”), shares of HURRICANES, and other financial instruments that provide daily leveraged exposure to HURRICANES. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

The Fund may invest in HURRICANES Swaps with one or more major global financial institutions that the Adviser believes to be creditworthy. The Adviser intends to select swap counterparties based on a number of factors, including, but not limited to, creditworthiness, execution capability, pricing, liquidity, and operational reliability. The Fund may enter into HURRICANES Swaps with multiple counterparties to reduce counterparty risk and to facilitate execution.

In addition to its investments in HURRICANES Swaps and other derivatives, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

HURRICANES is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the Hurricanes Index. Because the Fund’s performance is linked to HURRICANES, and HURRICANES’ performance is linked to the Hurricanes Index, the Fund’s returns will be affected by the on-ice performance of the Carolina Hurricanes as reflected in the Hurricanes Index. During the NHL offseason, approximately July through September, the Hurricanes Index does not change because no games are played and no new statistical data is generated. The price of HURRICANES may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Hurricanes Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in HURRICANES Swaps, shares of HURRICANES, and other instruments that provide leveraged exposure to HURRICANES.

The Fund’s use of swap agreements and other derivatives may subject the Fund to additional regulatory requirements. To the extent that the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund’s investment adviser, [ADVISER], may be required to register as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund may be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Carolina Hurricanes

The Carolina Hurricanes are a professional ice hockey team based in Raleigh, North Carolina, competing in the Metropolitan Division of the NHL’s Eastern Conference. During the 2025–2026 season, the Hurricanes finished first in the Metropolitan Division, ranking 2nd in standings points, 2nd in goals for, 4th in goals against, and 3rd in goal differential. The Hurricanes were founded in 1971 as the New England Whalers by Howard Baldwin. The Hurricanes are currently owned by Tom Dundon, serving as Owner and Governor since 2018. The team has won two Stanley Cup championships, capturing titles in 2006 and 2026. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Carolina Hurricanes, the NHL, or any of their respective affiliates.

Principal Risks

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. An investment in this Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors should closely monitor their investments and should consider purchasing Fund Shares only if they understand and can bear the risks of the Fund. The following risks could affect the value of your investment in the Fund:

EFFECTS OF COMPOUNDING AND MARKET VOLATILITY RISK. The Fund seeks daily leveraged investment results. The Fund’s returns for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of HURRICANES’ return over the same period. Compounding affects all investments, but has a more significant impact on a daily leveraged fund. A daily leveraged fund will lose money over time if HURRICANES’ performance is flat, and it is possible that the Fund will lose money over time even if HURRICANES’ performance increases. The effect of compounding becomes more pronounced as HURRICANES’ volatility and the holding period increase.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of HURRICANES will be magnified. This means that an investment in the Fund could lose an amount greater than the principal amount invested. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with HURRICANES. Seeking to achieve 200% daily leveraged investment results means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period.

DAILY CORRELATION/TRACKING RISK. There is no guarantee that the Fund will achieve a high degree of correlation with HURRICANES. Achieving such a high degree of correlation on any single day or over time may be difficult. The Fund is subject to correlation risk, which means a correlation between the performance of the Fund and HURRICANES of 200% may not be achieved. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

HOLDING PERIOD RISK. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly direction, from 200% of the daily return of HURRICANES for the same period. The more extreme the daily performance of HURRICANES, the greater the difference. Additionally, the Fund’s return for periods longer than a single day may be negative even when the return of HURRICANES for the same period is positive. The Fund is not suitable for investors who plan to hold Fund Shares for a period of time greater than a single trading day. Investors holding Fund Shares for periods greater than one trading day should understand that holding periods longer than one day may increase the likelihood that the Fund’s returns will differ significantly from 200% of the returns of HURRICANES over the same period.

VOLATILITY RISK. HURRICANES is subject to volatility, and volatility increases the impact of compounding on the Fund’s returns. The value of an investment in the Fund may decrease significantly and without warning under certain market conditions. The more volatile HURRICANES is, the less likely the Fund will achieve returns in proportion to its stated investment objective over periods longer than a single day. Historically, the securities of companies that rely heavily on sports performance-linked investments and derivatives have experienced significant price volatility.

DAILY REBALANCING RISK. Daily rebalancing has important implications for the performance of the Fund for periods longer than a day. The Fund rebalances its portfolio each day to maintain the target leverage exposure. As a consequence, if HURRICANES increases on a given day, the Fund’s net assets should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if HURRICANES decreases on a given day, the Fund’s net assets should decrease, meaning that the Fund’s exposure will need to be decreased. In rising markets, daily rebalancing causes the Fund to “buy high” by increasing exposure, and in declining markets, daily rebalancing causes the Fund to “sell low” by decreasing exposure. The daily rebalancing of the Fund’s portfolio may cause increased transaction costs and may result in the Fund paying more in brokerage commissions. Further, daily rebalancing will impair the Fund’s performance in volatile or flat markets.

INTRA-DAY INVESTMENT RISK. The Fund seeks daily leveraged investment results, which should not be equated with seeking an investment objective for shorter than a day. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to HURRICANES on any trading day, and investors should not expect the Fund to provide leveraged returns on an intra-day basis. If there is a significant intra-day market event and/or HURRICANES experiences a significant change in value, the Fund may not meet its investment objective, be unable to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, because the Fund seeks to meet its investment objective each trading day, market volatility and other factors could impact the Fund’s ability to achieve the desired exposure before the end of each trading day.

COUNTERPARTY RISK. The Fund may invest in financial instruments, including HURRICANES Swaps, that involve counterparties for the purpose of attempting to achieve its investment objective. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and the Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The Fund is subject to the risk that a counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt, or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be heightened when there is significant volatility in the overall market or HURRICANES.

UNDERLYING ETF RISK. The Fund invests in HURRICANES, and therefore the Fund’s investment performance is related to the performance of HURRICANES. The Fund is subject to the risks associated with HURRICANES’ investments, including the risk that HURRICANES will not achieve its stated investment objective. The Fund will bear its proportionate share of any fees and expenses charged by HURRICANES, and shareholders will pay both the management fee of the Fund and indirectly pay the fees and expenses of HURRICANES to the extent the Fund invests in HURRICANES. Shares of HURRICANES may trade at a premium or discount to their net asset value, and shares of HURRICANES may be halted or delisted from trading on an exchange, which could disrupt the Fund’s strategy.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. To the extent the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund may be subject to regulation by the CFTC. In such case, the Adviser may be required to register as a CPO with respect to the Fund, and the Fund may be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked to the performance of the Carolina Hurricanes, as reflected in the Hurricanes Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. To the extent the Fund invests in Index Futures Contracts, the Fund’s strategy of rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because rolling futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-ice performance, that would have positively affected the Hurricanes Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, ETFs, interest rates, or indexes. The Fund’s investments in derivatives, including HURRICANES Swaps, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Swap Agreements Risk. The Fund expects to obtain a substantial portion of its leveraged exposure through total return swap agreements referencing HURRICANES. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk, and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Swaps are also subject to the risk that a counterparty may become unable or unwilling to meet its contractual obligations to the Fund.

Futures Contracts Risk. The Fund may obtain exposure to Index Futures Contracts on the Hurricanes Index. Futures contracts may not correlate perfectly with the Hurricanes Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-ice performance during the contract term.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

HURRICANES INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Hurricanes Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Hurricanes Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the NHL, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The NHL serves as the sole data source for the underlying statistics but does not participate in index governance. If the NHL were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Hurricanes Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of NHL competition. Any actual or perceived compromise of competitive integrity, including match-fixing, referee bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of NHL games, halting the generation of new statistical data upon which the Hurricanes Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Hurricanes Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [ADVISER] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The NHL season follows a fixed calendar, generally spanning October through June. During the offseason, no games are played and the Hurricanes Index is static, generating no new data inputs. Futures linked to the Hurricanes Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional hockey may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-ICE RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-ice performance of the Carolina Hurricanes as reflected in the Hurricanes Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition.

TRADING HOURS AND SPORTING EVENT TIMING RISK. NHL games are typically played during evenings and on weekends, while futures markets and securities exchanges generally operate during standard business hours. Significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [ADVISER] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [        ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports HockeyShares™ 2x Chicago Blackhawks ETF

Important Information About the Fund

The Alpha Sports HockeyShares™ 2x Chicago Blackhawks ETF (the “Fund”) is a daily leveraged exchange-traded fund (“ETF”) that seeks to provide investment results equal to 200% of the daily performance of the Alpha Sports HockeyShares™ Chicago Blackhawks ETF (“BLACKHAWKS”). This Fund is different from most other ETFs in that it seeks leveraged returns relative to an underlying ETF and seeks returns over a period of only one day, before fees and expenses.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and who intend to actively monitor and manage their investments on a daily basis. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. Investors who do not understand the Fund or do not intend to actively manage their funds and monitor their investments should not buy the Fund.

The Fund is not suitable as a buy-and-hold investment. The Fund should not be expected to provide 200% of the cumulative performance of BLACKHAWKS for periods greater than a single day. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% the performance of BLACKHAWKS. Returns over periods other than one day will very likely differ in amount, and possibly direction, from the Fund’s stated multiple times the return of BLACKHAWKS for the same period. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of BLACKHAWKS over the same period. The Fund will lose money if BLACKHAWKS’ performance is flat over time, and as a result of daily rebalancing, BLACKHAWKS’ volatility and the effects of compounding, it is even possible that the Fund will lose money over time while BLACKHAWKS’ performance increases over a period longer than a single day. Longer holding periods, higher volatility of BLACKHAWKS and leverage increase the impact of compounding on an investor’s returns. During periods of higher BLACKHAWKS volatility, the volatility of BLACKHAWKS may affect the Fund’s return as much as, or more than, the return of BLACKHAWKS. An investor could lose the full principal value of his/her investment within a single day.

The Fund’s investment adviser will not attempt to position the Fund’s portfolio to ensure that the Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day. As a consequence, if BLACKHAWKS moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

Investment Objectives

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Chicago Blackhawks ETF.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed ETF that seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Chicago Blackhawks ETF (“BLACKHAWKS”). BLACKHAWKS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Chicago Blackhawks Index (the “Blackhawks Index”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day.

Under normal market conditions, the Fund will obtain its leveraged exposure primarily through total return swap agreements referencing BLACKHAWKS (“BLACKHAWKS Swaps”) but may also obtain exposure through other derivatives, including futures contracts on the Blackhawks Index (“Index Futures Contracts”) in which BLACKHAWKS invests. The Fund expects to invest at least 80% of its net assets (plus any borrowings for investment purposes) in BLACKHAWKS Swaps, futures contracts on the Blackhawks Index, shares of BLACKHAWKS, and other financial instruments that provide daily leveraged exposure to BLACKHAWKS, consistent with the Fund’s investment objective.

About BLACKHAWKS

BLACKHAWKS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Chicago Blackhawks Index (the “Blackhawks Index”), a non-investable index that is designed to measure the cumulative on-ice performance of the Chicago Blackhawks professional ice hockey team over a single season. The Blackhawks Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Chicago Blackhawks over the course of each National Hockey League (“NHL”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Blackhawks Index is administered and calculated by FutureSports (the “Index Provider”).

The Blackhawks Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month (provided at least 100 NHL regular season games occurred during the month), or end of a season. Positive outcomes that increase the Index value include goals scored, shots on goal, faceoff wins, blocked shots, hits, saves, and takeaways. Negative outcomes that decrease the Index value include goals allowed, opposition shots on goal, faceoff losses, shots blocked by opponents, hits taken, opposition saves, giveaways, and penalties (with escalating negative values for minor penalties, extended penalties, misconduct, and ejections). Each goal scored and goal allowed is subject to different multiplier values for even-strength, power play, and short-handed goals (with adjustments to these multipliers for an empty net goal). In addition, the Blackhawks Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, game clinching goals, wins, losses, and high- or low-scoring games), monthly milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during a calendar month), seasonal milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during the regular season, and finishing first or last in conference), and postseason milestones (including winning the Stanley Cup). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Blackhawks Index relies exclusively on official NHL statistical data. Accordingly, actions or events outside of actual game play do not affect the Index’s value. The NHL does not participate in the governance or calculation of the Index.

The Blackhawks Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Blackhawks Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. The Blackhawks Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain its leveraged exposure to BLACKHAWKS primarily through BLACKHAWKS Swaps. A BLACKHAWKS Swap is a total return swap agreement that provides the Fund with a return based on the performance of BLACKHAWKS in exchange for a fee paid by the Fund to the swap counterparty. The Fund may also obtain leveraged exposure through other derivatives, including futures contracts on the Blackhawks Index (“Index Futures Contracts”), shares of BLACKHAWKS, and other financial instruments that provide daily leveraged exposure to BLACKHAWKS. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

The Fund may invest in BLACKHAWKS Swaps with one or more major global financial institutions that the Adviser believes to be creditworthy. The Adviser intends to select swap counterparties based on a number of factors, including, but not limited to, creditworthiness, execution capability, pricing, liquidity, and operational reliability. The Fund may enter into BLACKHAWKS Swaps with multiple counterparties to reduce counterparty risk and to facilitate execution.

In addition to its investments in BLACKHAWKS Swaps and other derivatives, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

BLACKHAWKS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the Blackhawks Index. Because the Fund’s performance is linked to BLACKHAWKS, and BLACKHAWKS’ performance is linked to the Blackhawks Index, the Fund’s returns will be affected by the on-ice performance of the Chicago Blackhawks as reflected in the Blackhawks Index. During the NHL offseason, approximately July through September, the Blackhawks Index does not change because no games are played and no new statistical data is generated. The price of BLACKHAWKS may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Blackhawks Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in BLACKHAWKS Swaps, shares of BLACKHAWKS, and other instruments that provide leveraged exposure to BLACKHAWKS.

The Fund’s use of swap agreements and other derivatives may subject the Fund to additional regulatory requirements. To the extent that the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund’s investment adviser, [ADVISER], may be required to register as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund may be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Chicago Blackhawks

The Chicago Blackhawks are a professional ice hockey team based in Chicago, Illinois, competing in the Central Division of the NHL’s Western Conference. During the 2025–2026 season, the Blackhawks finished last in the Central Division, ranking 31st in standings points, 31st in goals for, 27th in goals against, and 31st in goal differential. The Blackhawks were founded in 1926 by Chicago coffee tycoon Major Frederic McLaughlin. The Blackhawks are currently owned by the Wirtz family, with Danny Wirtz serving as Chairman since 2023. The team has won six Stanley Cup championships, capturing titles in 1934, 1938, 1961, 2010, 2013, and 2015. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Chicago Blackhawks, the NHL, or any of their respective affiliates.

Principal Risks

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. An investment in this Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors should closely monitor their investments and should consider purchasing Fund Shares only if they understand and can bear the risks of the Fund. The following risks could affect the value of your investment in the Fund:

EFFECTS OF COMPOUNDING AND MARKET VOLATILITY RISK. The Fund seeks daily leveraged investment results. The Fund’s returns for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of BLACKHAWKS’ return over the same period. Compounding affects all investments, but has a more significant impact on a daily leveraged fund. A daily leveraged fund will lose money over time if BLACKHAWKS’ performance is flat, and it is possible that the Fund will lose money over time even if BLACKHAWKS’ performance increases. The effect of compounding becomes more pronounced as BLACKHAWKS’ volatility and the holding period increase.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of BLACKHAWKS will be magnified. This means that an investment in the Fund could lose an amount greater than the principal amount invested. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with BLACKHAWKS. Seeking to achieve 200% daily leveraged investment results means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period.

DAILY CORRELATION/TRACKING RISK. There is no guarantee that the Fund will achieve a high degree of correlation with BLACKHAWKS. Achieving such a high degree of correlation on any single day or over time may be difficult. The Fund is subject to correlation risk, which means a correlation between the performance of the Fund and BLACKHAWKS of 200% may not be achieved. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

HOLDING PERIOD RISK. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly direction, from 200% of the daily return of BLACKHAWKS for the same period. The more extreme the daily performance of BLACKHAWKS, the greater the difference. Additionally, the Fund’s return for periods longer than a single day may be negative even when the return of BLACKHAWKS for the same period is positive. The Fund is not suitable for investors who plan to hold Fund Shares for a period of time greater than a single trading day. Investors holding Fund Shares for periods greater than one trading day should understand that holding periods longer than one day may increase the likelihood that the Fund’s returns will differ significantly from 200% of the returns of BLACKHAWKS over the same period.

VOLATILITY RISK. BLACKHAWKS is subject to volatility, and volatility increases the impact of compounding on the Fund’s returns. The value of an investment in the Fund may decrease significantly and without warning under certain market conditions. The more volatile BLACKHAWKS is, the less likely the Fund will achieve returns in proportion to its stated investment objective over periods longer than a single day. Historically, the securities of companies that rely heavily on sports performance-linked investments and derivatives have experienced significant price volatility.

DAILY REBALANCING RISK. Daily rebalancing has important implications for the performance of the Fund for periods longer than a day. The Fund rebalances its portfolio each day to maintain the target leverage exposure. As a consequence, if BLACKHAWKS increases on a given day, the Fund’s net assets should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if BLACKHAWKS decreases on a given day, the Fund’s net assets should decrease, meaning that the Fund’s exposure will need to be decreased. In rising markets, daily rebalancing causes the Fund to “buy high” by increasing exposure, and in declining markets, daily rebalancing causes the Fund to “sell low” by decreasing exposure. The daily rebalancing of the Fund’s portfolio may cause increased transaction costs and may result in the Fund paying more in brokerage commissions. Further, daily rebalancing will impair the Fund’s performance in volatile or flat markets.

INTRA-DAY INVESTMENT RISK. The Fund seeks daily leveraged investment results, which should not be equated with seeking an investment objective for shorter than a day. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to BLACKHAWKS on any trading day, and investors should not expect the Fund to provide leveraged returns on an intra-day basis. If there is a significant intra-day market event and/or BLACKHAWKS experiences a significant change in value, the Fund may not meet its investment objective, be unable to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, because the Fund seeks to meet its investment objective each trading day, market volatility and other factors could impact the Fund’s ability to achieve the desired exposure before the end of each trading day.

COUNTERPARTY RISK. The Fund may invest in financial instruments, including BLACKHAWKS Swaps, that involve counterparties for the purpose of attempting to achieve its investment objective. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and the Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The Fund is subject to the risk that a counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt, or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be heightened when there is significant volatility in the overall market or BLACKHAWKS.

UNDERLYING ETF RISK. The Fund invests in BLACKHAWKS, and therefore the Fund’s investment performance is related to the performance of BLACKHAWKS. The Fund is subject to the risks associated with BLACKHAWKS’ investments, including the risk that BLACKHAWKS will not achieve its stated investment objective. The Fund will bear its proportionate share of any fees and expenses charged by BLACKHAWKS, and shareholders will pay both the management fee of the Fund and indirectly pay the fees and expenses of BLACKHAWKS to the extent the Fund invests in BLACKHAWKS. Shares of BLACKHAWKS may trade at a premium or discount to their net asset value, and shares of BLACKHAWKS may be halted or delisted from trading on an exchange, which could disrupt the Fund’s strategy.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. To the extent the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund may be subject to regulation by the CFTC. In such case, the Adviser may be required to register as a CPO with respect to the Fund, and the Fund may be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked to the performance of the Chicago Blackhawks, as reflected in the Blackhawks Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. To the extent the Fund invests in Index Futures Contracts, the Fund’s strategy of rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because rolling futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-ice performance, that would have positively affected the Blackhawks Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, ETFs, interest rates, or indexes. The Fund’s investments in derivatives, including BLACKHAWKS Swaps, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Swap Agreements Risk. The Fund expects to obtain a substantial portion of its leveraged exposure through total return swap agreements referencing BLACKHAWKS. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk, and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Swaps are also subject to the risk that a counterparty may become unable or unwilling to meet its contractual obligations to the Fund.

Futures Contracts Risk. The Fund may obtain exposure to Index Futures Contracts on the Blackhawks Index. Futures contracts may not correlate perfectly with the Blackhawks Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-ice performance during the contract term.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

BLACKHAWKS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Blackhawks Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Blackhawks Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the NHL, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The NHL serves as the sole data source for the underlying statistics but does not participate in index governance. If the NHL were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Blackhawks Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of NHL competition. Any actual or perceived compromise of competitive integrity, including match-fixing, referee bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of NHL games, halting the generation of new statistical data upon which the Blackhawks Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Blackhawks Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [ADVISER] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The NHL season follows a fixed calendar, generally spanning October through June. During the offseason, no games are played and the Blackhawks Index is static, generating no new data inputs. Futures linked to the Blackhawks Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional hockey may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-ICE RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-ice performance of the Chicago Blackhawks as reflected in the Blackhawks Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition.

TRADING HOURS AND SPORTING EVENT TIMING RISK. NHL games are typically played during evenings and on weekends, while futures markets and securities exchanges generally operate during standard business hours. Significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [ADVISER] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [        ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports HockeyShares™ 2x Colorado Avalanche ETF

Important Information About the Fund

The Alpha Sports HockeyShares™ 2x Colorado Avalanche ETF (the “Fund”) is a daily leveraged exchange-traded fund (“ETF”) that seeks to provide investment results equal to 200% of the daily performance of the Alpha Sports HockeyShares™ Colorado Avalanche ETF (“AVALANCHE”). This Fund is different from most other ETFs in that it seeks leveraged returns relative to an underlying ETF and seeks returns over a period of only one day, before fees and expenses.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and who intend to actively monitor and manage their investments on a daily basis. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. Investors who do not understand the Fund or do not intend to actively manage their funds and monitor their investments should not buy the Fund.

The Fund is not suitable as a buy-and-hold investment. The Fund should not be expected to provide 200% of the cumulative performance of AVALANCHE for periods greater than a single day. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% the performance of AVALANCHE. Returns over periods other than one day will very likely differ in amount, and possibly direction, from the Fund’s stated multiple times the return of AVALANCHE for the same period. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of AVALANCHE over the same period. The Fund will lose money if AVALANCHE’ performance is flat over time, and as a result of daily rebalancing, AVALANCHE’ volatility and the effects of compounding, it is even possible that the Fund will lose money over time while AVALANCHE’ performance increases over a period longer than a single day. Longer holding periods, higher volatility of AVALANCHE and leverage increase the impact of compounding on an investor’s returns. During periods of higher AVALANCHE volatility, the volatility of AVALANCHE may affect the Fund’s return as much as, or more than, the return of AVALANCHE. An investor could lose the full principal value of his/her investment within a single day.

The Fund’s investment adviser will not attempt to position the Fund’s portfolio to ensure that the Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day. As a consequence, if AVALANCHE moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

Investment Objectives

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Colorado Avalanche ETF.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed ETF that seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Colorado Avalanche ETF (“AVALANCHE”). AVALANCHE is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Colorado Avalanche Index (the “Avalanche Index”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day.

Under normal market conditions, the Fund will obtain its leveraged exposure primarily through total return swap agreements referencing AVALANCHE (“AVALANCHE Swaps”) but may also obtain exposure through other derivatives, including futures contracts on the Avalanche Index (“Index Futures Contracts”) in which AVALANCHE invests. The Fund expects to invest at least 80% of its net assets (plus any borrowings for investment purposes) in AVALANCHE Swaps, futures contracts on the Avalanche Index, shares of AVALANCHE, and other financial instruments that provide daily leveraged exposure to AVALANCHE, consistent with the Fund’s investment objective.

About AVALANCHE

AVALANCHE is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Colorado Avalanche Index (the “Avalanche Index”), a non-investable index that is designed to measure the cumulative on-ice performance of the Colorado Avalanche professional ice hockey team over a single season. The Avalanche Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Colorado Avalanche over the course of each National Hockey League (“NHL”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Avalanche Index is administered and calculated by FutureSports (the “Index Provider”).

The Avalanche Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month (provided at least 100 NHL regular season games occurred during the month), or end of a season. Positive outcomes that increase the Index value include goals scored, shots on goal, faceoff wins, blocked shots, hits, saves, and takeaways. Negative outcomes that decrease the Index value include goals allowed, opposition shots on goal, faceoff losses, shots blocked by opponents, hits taken, opposition saves, giveaways, and penalties (with escalating negative values for minor penalties, extended penalties, misconduct, and ejections). Each goal scored and goal allowed is subject to different multiplier values for even-strength, power play, and short-handed goals (with adjustments to these multipliers for an empty net goal). In addition, the Avalanche Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, game clinching goals, wins, losses, and high- or low-scoring games), monthly milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during a calendar month), seasonal milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during the regular season, and finishing first or last in conference), and postseason milestones (including winning the Stanley Cup). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Avalanche Index relies exclusively on official NHL statistical data. Accordingly, actions or events outside of actual game play do not affect the Index’s value. The NHL does not participate in the governance or calculation of the Index.

The Avalanche Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Avalanche Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. The Avalanche Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain its leveraged exposure to AVALANCHE primarily through AVALANCHE Swaps. A AVALANCHE Swap is a total return swap agreement that provides the Fund with a return based on the performance of AVALANCHE in exchange for a fee paid by the Fund to the swap counterparty. The Fund may also obtain leveraged exposure through other derivatives, including futures contracts on the Avalanche Index (“Index Futures Contracts”), shares of AVALANCHE, and other financial instruments that provide daily leveraged exposure to AVALANCHE. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

The Fund may invest in AVALANCHE Swaps with one or more major global financial institutions that the Adviser believes to be creditworthy. The Adviser intends to select swap counterparties based on a number of factors, including, but not limited to, creditworthiness, execution capability, pricing, liquidity, and operational reliability. The Fund may enter into AVALANCHE Swaps with multiple counterparties to reduce counterparty risk and to facilitate execution.

In addition to its investments in AVALANCHE Swaps and other derivatives, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

AVALANCHE is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the Avalanche Index. Because the Fund’s performance is linked to AVALANCHE, and AVALANCHE’ performance is linked to the Avalanche Index, the Fund’s returns will be affected by the on-ice performance of the Colorado Avalanche as reflected in the Avalanche Index. During the NHL offseason, approximately July through September, the Avalanche Index does not change because no games are played and no new statistical data is generated. The price of AVALANCHE may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Avalanche Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in AVALANCHE Swaps, shares of AVALANCHE, and other instruments that provide leveraged exposure to AVALANCHE.

The Fund’s use of swap agreements and other derivatives may subject the Fund to additional regulatory requirements. To the extent that the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund’s investment adviser, [ADVISER], may be required to register as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund may be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Colorado Avalanche

The Colorado Avalanche are a professional ice hockey team based in Denver, Colorado, competing in the Central Division of the NHL’s Western Conference. During the 2025–2026 season, the Avalanche finished first in the Central Division, ranking 1st in standings points, 1st in goals for, 1st in goals against, and 1st in goal differential. The Avalanche were founded in 1972 as the Quebec Nordiques. The Avalanche are currently owned by Kroenke Sports & Entertainment, with Stan Kroenke serving as Owner since 2000. The team has won three Stanley Cup championships, capturing titles in 1996, 2001, and 2022. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Colorado Avalanche, the NHL, or any of their respective affiliates.

Principal Risks

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. An investment in this Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors should closely monitor their investments and should consider purchasing Fund Shares only if they understand and can bear the risks of the Fund. The following risks could affect the value of your investment in the Fund:

EFFECTS OF COMPOUNDING AND MARKET VOLATILITY RISK. The Fund seeks daily leveraged investment results. The Fund’s returns for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of AVALANCHE’ return over the same period. Compounding affects all investments, but has a more significant impact on a daily leveraged fund. A daily leveraged fund will lose money over time if AVALANCHE’ performance is flat, and it is possible that the Fund will lose money over time even if AVALANCHE’ performance increases. The effect of compounding becomes more pronounced as AVALANCHE’ volatility and the holding period increase.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of AVALANCHE will be magnified. This means that an investment in the Fund could lose an amount greater than the principal amount invested. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with AVALANCHE. Seeking to achieve 200% daily leveraged investment results means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period.

DAILY CORRELATION/TRACKING RISK. There is no guarantee that the Fund will achieve a high degree of correlation with AVALANCHE. Achieving such a high degree of correlation on any single day or over time may be difficult. The Fund is subject to correlation risk, which means a correlation between the performance of the Fund and AVALANCHE of 200% may not be achieved. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

HOLDING PERIOD RISK. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly direction, from 200% of the daily return of AVALANCHE for the same period. The more extreme the daily performance of AVALANCHE, the greater the difference. Additionally, the Fund’s return for periods longer than a single day may be negative even when the return of AVALANCHE for the same period is positive. The Fund is not suitable for investors who plan to hold Fund Shares for a period of time greater than a single trading day. Investors holding Fund Shares for periods greater than one trading day should understand that holding periods longer than one day may increase the likelihood that the Fund’s returns will differ significantly from 200% of the returns of AVALANCHE over the same period.

VOLATILITY RISK. AVALANCHE is subject to volatility, and volatility increases the impact of compounding on the Fund’s returns. The value of an investment in the Fund may decrease significantly and without warning under certain market conditions. The more volatile AVALANCHE is, the less likely the Fund will achieve returns in proportion to its stated investment objective over periods longer than a single day. Historically, the securities of companies that rely heavily on sports performance-linked investments and derivatives have experienced significant price volatility.

DAILY REBALANCING RISK. Daily rebalancing has important implications for the performance of the Fund for periods longer than a day. The Fund rebalances its portfolio each day to maintain the target leverage exposure. As a consequence, if AVALANCHE increases on a given day, the Fund’s net assets should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if AVALANCHE decreases on a given day, the Fund’s net assets should decrease, meaning that the Fund’s exposure will need to be decreased. In rising markets, daily rebalancing causes the Fund to “buy high” by increasing exposure, and in declining markets, daily rebalancing causes the Fund to “sell low” by decreasing exposure. The daily rebalancing of the Fund’s portfolio may cause increased transaction costs and may result in the Fund paying more in brokerage commissions. Further, daily rebalancing will impair the Fund’s performance in volatile or flat markets.

INTRA-DAY INVESTMENT RISK. The Fund seeks daily leveraged investment results, which should not be equated with seeking an investment objective for shorter than a day. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to AVALANCHE on any trading day, and investors should not expect the Fund to provide leveraged returns on an intra-day basis. If there is a significant intra-day market event and/or AVALANCHE experiences a significant change in value, the Fund may not meet its investment objective, be unable to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, because the Fund seeks to meet its investment objective each trading day, market volatility and other factors could impact the Fund’s ability to achieve the desired exposure before the end of each trading day.

COUNTERPARTY RISK. The Fund may invest in financial instruments, including AVALANCHE Swaps, that involve counterparties for the purpose of attempting to achieve its investment objective. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and the Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The Fund is subject to the risk that a counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt, or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be heightened when there is significant volatility in the overall market or AVALANCHE.

UNDERLYING ETF RISK. The Fund invests in AVALANCHE, and therefore the Fund’s investment performance is related to the performance of AVALANCHE. The Fund is subject to the risks associated with AVALANCHE’ investments, including the risk that AVALANCHE will not achieve its stated investment objective. The Fund will bear its proportionate share of any fees and expenses charged by AVALANCHE, and shareholders will pay both the management fee of the Fund and indirectly pay the fees and expenses of AVALANCHE to the extent the Fund invests in AVALANCHE. Shares of AVALANCHE may trade at a premium or discount to their net asset value, and shares of AVALANCHE may be halted or delisted from trading on an exchange, which could disrupt the Fund’s strategy.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. To the extent the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund may be subject to regulation by the CFTC. In such case, the Adviser may be required to register as a CPO with respect to the Fund, and the Fund may be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked to the performance of the Colorado Avalanche, as reflected in the Avalanche Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. To the extent the Fund invests in Index Futures Contracts, the Fund’s strategy of rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because rolling futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-ice performance, that would have positively affected the Avalanche Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, ETFs, interest rates, or indexes. The Fund’s investments in derivatives, including AVALANCHE Swaps, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Swap Agreements Risk. The Fund expects to obtain a substantial portion of its leveraged exposure through total return swap agreements referencing AVALANCHE. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk, and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Swaps are also subject to the risk that a counterparty may become unable or unwilling to meet its contractual obligations to the Fund.

Futures Contracts Risk. The Fund may obtain exposure to Index Futures Contracts on the Avalanche Index. Futures contracts may not correlate perfectly with the Avalanche Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-ice performance during the contract term.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

AVALANCHE INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Avalanche Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Avalanche Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the NHL, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The NHL serves as the sole data source for the underlying statistics but does not participate in index governance. If the NHL were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Avalanche Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of NHL competition. Any actual or perceived compromise of competitive integrity, including match-fixing, referee bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of NHL games, halting the generation of new statistical data upon which the Avalanche Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Avalanche Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [ADVISER] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The NHL season follows a fixed calendar, generally spanning October through June. During the offseason, no games are played and the Avalanche Index is static, generating no new data inputs. Futures linked to the Avalanche Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional hockey may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-ICE RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-ice performance of the Colorado Avalanche as reflected in the Avalanche Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition.

TRADING HOURS AND SPORTING EVENT TIMING RISK. NHL games are typically played during evenings and on weekends, while futures markets and securities exchanges generally operate during standard business hours. Significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [ADVISER] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [       ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports HockeyShares™ 2x Columbus Blue Jackets ETF

Important Information About the Fund

The Alpha Sports HockeyShares™ 2x Columbus Blue Jackets ETF (the “Fund”) is a daily leveraged exchange-traded fund (“ETF”) that seeks to provide investment results equal to 200% of the daily performance of the Alpha Sports HockeyShares™ Columbus Blue Jackets ETF (“JACKETS”). This Fund is different from most other ETFs in that it seeks leveraged returns relative to an underlying ETF and seeks returns over a period of only one day, before fees and expenses.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and who intend to actively monitor and manage their investments on a daily basis. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. Investors who do not understand the Fund or do not intend to actively manage their funds and monitor their investments should not buy the Fund.

The Fund is not suitable as a buy-and-hold investment. The Fund should not be expected to provide 200% of the cumulative performance of JACKETS for periods greater than a single day. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% the performance of JACKETS. Returns over periods other than one day will very likely differ in amount, and possibly direction, from the Fund’s stated multiple times the return of JACKETS for the same period. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of JACKETS over the same period. The Fund will lose money if JACKETS’ performance is flat over time, and as a result of daily rebalancing, JACKETS’ volatility and the effects of compounding, it is even possible that the Fund will lose money over time while JACKETS’ performance increases over a period longer than a single day. Longer holding periods, higher volatility of JACKETS and leverage increase the impact of compounding on an investor’s returns. During periods of higher JACKETS volatility, the volatility of JACKETS may affect the Fund’s return as much as, or more than, the return of JACKETS. An investor could lose the full principal value of his/her investment within a single day.

The Fund’s investment adviser will not attempt to position the Fund’s portfolio to ensure that the Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day. As a consequence, if JACKETS moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

Investment Objectives

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Columbus Blue Jackets ETF.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed ETF that seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Columbus Blue Jackets ETF (“JACKETS”). JACKETS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Columbus Blue Jackets Index (the “Blue Jackets Index”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day.

Under normal market conditions, the Fund will obtain its leveraged exposure primarily through total return swap agreements referencing JACKETS (“JACKETS Swaps”) but may also obtain exposure through other derivatives, including futures contracts on the Blue Jackets Index (“Index Futures Contracts”) in which JACKETS invests. The Fund expects to invest at least 80% of its net assets (plus any borrowings for investment purposes) in JACKETS Swaps, futures contracts on the Blue Jackets Index, shares of JACKETS, and other financial instruments that provide daily leveraged exposure to JACKETS, consistent with the Fund’s investment objective.

About JACKETS

JACKETS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Columbus Blue Jackets Index (the “Blue Jackets Index”), a non-investable index that is designed to measure the cumulative on-ice performance of the Columbus Blue Jackets professional ice hockey team over a single season. The Blue Jackets Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Columbus Blue Jackets over the course of each National Hockey League (“NHL”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Blue Jackets Index is administered and calculated by FutureSports (the “Index Provider”).

The Blue Jackets Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month (provided at least 100 NHL regular season games occurred during the month), or end of a season. Positive outcomes that increase the Index value include goals scored, shots on goal, faceoff wins, blocked shots, hits, saves, and takeaways. Negative outcomes that decrease the Index value include goals allowed, opposition shots on goal, faceoff losses, shots blocked by opponents, hits taken, opposition saves, giveaways, and penalties (with escalating negative values for minor penalties, extended penalties, misconduct, and ejections). Each goal scored and goal allowed is subject to different multiplier values for even-strength, power play, and short-handed goals (with adjustments to these multipliers for an empty net goal). In addition, the Blue Jackets Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, game clinching goals, wins, losses, and high- or low-scoring games), monthly milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during a calendar month), seasonal milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during the regular season, and finishing first or last in conference), and postseason milestones (including winning the Stanley Cup). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Blue Jackets Index relies exclusively on official NHL statistical data. Accordingly, actions or events outside of actual game play do not affect the Index’s value. The NHL does not participate in the governance or calculation of the Index.

The Blue Jackets Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Blue Jackets Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. The Blue Jackets Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain its leveraged exposure to JACKETS primarily through JACKETS Swaps. A JACKETS Swap is a total return swap agreement that provides the Fund with a return based on the performance of JACKETS in exchange for a fee paid by the Fund to the swap counterparty. The Fund may also obtain leveraged exposure through other derivatives, including futures contracts on the Blue Jackets Index (“Index Futures Contracts”), shares of JACKETS, and other financial instruments that provide daily leveraged exposure to JACKETS. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

The Fund may invest in JACKETS Swaps with one or more major global financial institutions that the Adviser believes to be creditworthy. The Adviser intends to select swap counterparties based on a number of factors, including, but not limited to, creditworthiness, execution capability, pricing, liquidity, and operational reliability. The Fund may enter into JACKETS Swaps with multiple counterparties to reduce counterparty risk and to facilitate execution.

In addition to its investments in JACKETS Swaps and other derivatives, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

JACKETS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the Blue Jackets Index. Because the Fund’s performance is linked to JACKETS, and JACKETS’ performance is linked to the Blue Jackets Index, the Fund’s returns will be affected by the on-ice performance of the Columbus Blue Jackets as reflected in the Blue Jackets Index. During the NHL offseason, approximately July through September, the Blue Jackets Index does not change because no games are played and no new statistical data is generated. The price of JACKETS may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Blue Jackets Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in JACKETS Swaps, shares of JACKETS, and other instruments that provide leveraged exposure to JACKETS.

The Fund’s use of swap agreements and other derivatives may subject the Fund to additional regulatory requirements. To the extent that the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund’s investment adviser, [ADVISER], may be required to register as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund may be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Columbus Blue Jackets

The Columbus Blue Jackets are a professional ice hockey team based in Columbus, Ohio, competing in the Metropolitan Division of the NHL’s Eastern Conference. During the 2025–2026 season, the Blue Jackets finished fifth in the Metropolitan Division, ranking 17th in standings points, 16th in goals for, 16th in goals against, and 16th in goal differential. The Blue Jackets were founded in 2000 by businessman John H. McConnell. The Blue Jackets are currently owned by John P. McConnell, serving as Governor since 2012. The team has never won a Stanley Cup championship. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Columbus Blue Jackets, the NHL, or any of their respective affiliates.

Principal Risks

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. An investment in this Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors should closely monitor their investments and should consider purchasing Fund Shares only if they understand and can bear the risks of the Fund. The following risks could affect the value of your investment in the Fund:

EFFECTS OF COMPOUNDING AND MARKET VOLATILITY RISK. The Fund seeks daily leveraged investment results. The Fund’s returns for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of JACKETS’ return over the same period. Compounding affects all investments, but has a more significant impact on a daily leveraged fund. A daily leveraged fund will lose money over time if JACKETS’ performance is flat, and it is possible that the Fund will lose money over time even if JACKETS’ performance increases. The effect of compounding becomes more pronounced as JACKETS’ volatility and the holding period increase.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of JACKETS will be magnified. This means that an investment in the Fund could lose an amount greater than the principal amount invested. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with JACKETS. Seeking to achieve 200% daily leveraged investment results means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period.

DAILY CORRELATION/TRACKING RISK. There is no guarantee that the Fund will achieve a high degree of correlation with JACKETS. Achieving such a high degree of correlation on any single day or over time may be difficult. The Fund is subject to correlation risk, which means a correlation between the performance of the Fund and JACKETS of 200% may not be achieved. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

HOLDING PERIOD RISK. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly direction, from 200% of the daily return of JACKETS for the same period. The more extreme the daily performance of JACKETS, the greater the difference. Additionally, the Fund’s return for periods longer than a single day may be negative even when the return of JACKETS for the same period is positive. The Fund is not suitable for investors who plan to hold Fund Shares for a period of time greater than a single trading day. Investors holding Fund Shares for periods greater than one trading day should understand that holding periods longer than one day may increase the likelihood that the Fund’s returns will differ significantly from 200% of the returns of JACKETS over the same period.

VOLATILITY RISK. JACKETS is subject to volatility, and volatility increases the impact of compounding on the Fund’s returns. The value of an investment in the Fund may decrease significantly and without warning under certain market conditions. The more volatile JACKETS is, the less likely the Fund will achieve returns in proportion to its stated investment objective over periods longer than a single day. Historically, the securities of companies that rely heavily on sports performance-linked investments and derivatives have experienced significant price volatility.

DAILY REBALANCING RISK. Daily rebalancing has important implications for the performance of the Fund for periods longer than a day. The Fund rebalances its portfolio each day to maintain the target leverage exposure. As a consequence, if JACKETS increases on a given day, the Fund’s net assets should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if JACKETS decreases on a given day, the Fund’s net assets should decrease, meaning that the Fund’s exposure will need to be decreased. In rising markets, daily rebalancing causes the Fund to “buy high” by increasing exposure, and in declining markets, daily rebalancing causes the Fund to “sell low” by decreasing exposure. The daily rebalancing of the Fund’s portfolio may cause increased transaction costs and may result in the Fund paying more in brokerage commissions. Further, daily rebalancing will impair the Fund’s performance in volatile or flat markets.

INTRA-DAY INVESTMENT RISK. The Fund seeks daily leveraged investment results, which should not be equated with seeking an investment objective for shorter than a day. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to JACKETS on any trading day, and investors should not expect the Fund to provide leveraged returns on an intra-day basis. If there is a significant intra-day market event and/or JACKETS experiences a significant change in value, the Fund may not meet its investment objective, be unable to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, because the Fund seeks to meet its investment objective each trading day, market volatility and other factors could impact the Fund’s ability to achieve the desired exposure before the end of each trading day.

COUNTERPARTY RISK. The Fund may invest in financial instruments, including JACKETS Swaps, that involve counterparties for the purpose of attempting to achieve its investment objective. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and the Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The Fund is subject to the risk that a counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt, or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be heightened when there is significant volatility in the overall market or JACKETS.

UNDERLYING ETF RISK. The Fund invests in JACKETS, and therefore the Fund’s investment performance is related to the performance of JACKETS. The Fund is subject to the risks associated with JACKETS’ investments, including the risk that JACKETS will not achieve its stated investment objective. The Fund will bear its proportionate share of any fees and expenses charged by JACKETS, and shareholders will pay both the management fee of the Fund and indirectly pay the fees and expenses of JACKETS to the extent the Fund invests in JACKETS. Shares of JACKETS may trade at a premium or discount to their net asset value, and shares of JACKETS may be halted or delisted from trading on an exchange, which could disrupt the Fund’s strategy.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. To the extent the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund may be subject to regulation by the CFTC. In such case, the Adviser may be required to register as a CPO with respect to the Fund, and the Fund may be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked to the performance of the Columbus Blue Jackets, as reflected in the Blue Jackets Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. To the extent the Fund invests in Index Futures Contracts, the Fund’s strategy of rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because rolling futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-ice performance, that would have positively affected the Blue Jackets Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, ETFs, interest rates, or indexes. The Fund’s investments in derivatives, including JACKETS Swaps, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Swap Agreements Risk. The Fund expects to obtain a substantial portion of its leveraged exposure through total return swap agreements referencing JACKETS. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk, and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Swaps are also subject to the risk that a counterparty may become unable or unwilling to meet its contractual obligations to the Fund.

Futures Contracts Risk. The Fund may obtain exposure to Index Futures Contracts on the Blue Jackets Index. Futures contracts may not correlate perfectly with the Blue Jackets Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-ice performance during the contract term.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

BLUE JACKETS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Blue Jackets Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Blue Jackets Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the NHL, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The NHL serves as the sole data source for the underlying statistics but does not participate in index governance. If the NHL were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Blue Jackets Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of NHL competition. Any actual or perceived compromise of competitive integrity, including match-fixing, referee bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of NHL games, halting the generation of new statistical data upon which the Blue Jackets Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Blue Jackets Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [ADVISER] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The NHL season follows a fixed calendar, generally spanning October through June. During the offseason, no games are played and the Blue Jackets Index is static, generating no new data inputs. Futures linked to the Blue Jackets Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional hockey may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-ICE RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-ice performance of the Columbus Blue Jackets as reflected in the Blue Jackets Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition.

TRADING HOURS AND SPORTING EVENT TIMING RISK. NHL games are typically played during evenings and on weekends, while futures markets and securities exchanges generally operate during standard business hours. Significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [ADVISER] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [       ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports HockeyShares™ 2x Dallas Stars ETF

Important Information About the Fund

The Alpha Sports HockeyShares™ 2x Dallas Stars ETF (the “Fund”) is a daily leveraged exchange-traded fund (“ETF”) that seeks to provide investment results equal to 200% of the daily performance of the Alpha Sports HockeyShares™ Dallas Stars ETF (“STARS”). This Fund is different from most other ETFs in that it seeks leveraged returns relative to an underlying ETF and seeks returns over a period of only one day, before fees and expenses.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and who intend to actively monitor and manage their investments on a daily basis. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. Investors who do not understand the Fund or do not intend to actively manage their funds and monitor their investments should not buy the Fund.

The Fund is not suitable as a buy-and-hold investment. The Fund should not be expected to provide 200% of the cumulative performance of STARS for periods greater than a single day. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% the performance of STARS. Returns over periods other than one day will very likely differ in amount, and possibly direction, from the Fund’s stated multiple times the return of STARS for the same period. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of STARS over the same period. The Fund will lose money if STARS’ performance is flat over time, and as a result of daily rebalancing, STARS’ volatility and the effects of compounding, it is even possible that the Fund will lose money over time while STARS’ performance increases over a period longer than a single day. Longer holding periods, higher volatility of STARS and leverage increase the impact of compounding on an investor’s returns. During periods of higher STARS volatility, the volatility of STARS may affect the Fund’s return as much as, or more than, the return of STARS. An investor could lose the full principal value of his/her investment within a single day.

The Fund’s investment adviser will not attempt to position the Fund’s portfolio to ensure that the Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day. As a consequence, if STARS moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

Investment Objectives

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Dallas Stars ETF.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed ETF that seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Dallas Stars ETF (“STARS”). STARS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Dallas Stars Index (the “Stars Index”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day.

Under normal market conditions, the Fund will obtain its leveraged exposure primarily through total return swap agreements referencing STARS (“STARS Swaps”) but may also obtain exposure through other derivatives, including futures contracts on the Stars Index (“Index Futures Contracts”) in which STARS invests. The Fund expects to invest at least 80% of its net assets (plus any borrowings for investment purposes) in STARS Swaps, futures contracts on the Stars Index, shares of STARS, and other financial instruments that provide daily leveraged exposure to STARS, consistent with the Fund’s investment objective.

About STARS

STARS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Dallas Stars Index (the “Stars Index”), a non-investable index that is designed to measure the cumulative on-ice performance of the Dallas Stars professional ice hockey team over a single season. The Stars Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Dallas Stars over the course of each National Hockey League (“NHL”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Stars Index is administered and calculated by FutureSports (the “Index Provider”).

The Stars Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month (provided at least 100 NHL regular season games occurred during the month), or end of a season. Positive outcomes that increase the Index value include goals scored, shots on goal, faceoff wins, blocked shots, hits, saves, and takeaways. Negative outcomes that decrease the Index value include goals allowed, opposition shots on goal, faceoff losses, shots blocked by opponents, hits taken, opposition saves, giveaways, and penalties (with escalating negative values for minor penalties, extended penalties, misconduct, and ejections). Each goal scored and goal allowed is subject to different multiplier values for even-strength, power play, and short-handed goals (with adjustments to these multipliers for an empty net goal). In addition, the Stars Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, game clinching goals, wins, losses, and high- or low-scoring games), monthly milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during a calendar month), seasonal milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during the regular season, and finishing first or last in conference), and postseason milestones (including winning the Stanley Cup). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Stars Index relies exclusively on official NHL statistical data. Accordingly, actions or events outside of actual game play do not affect the Index’s value. The NHL does not participate in the governance or calculation of the Index.

The Stars Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Stars Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. The Stars Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain its leveraged exposure to STARS primarily through STARS Swaps. A STARS Swap is a total return swap agreement that provides the Fund with a return based on the performance of STARS in exchange for a fee paid by the Fund to the swap counterparty. The Fund may also obtain leveraged exposure through other derivatives, including futures contracts on the Stars Index (“Index Futures Contracts”), shares of STARS, and other financial instruments that provide daily leveraged exposure to STARS. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

The Fund may invest in STARS Swaps with one or more major global financial institutions that the Adviser believes to be creditworthy. The Adviser intends to select swap counterparties based on a number of factors, including, but not limited to, creditworthiness, execution capability, pricing, liquidity, and operational reliability. The Fund may enter into STARS Swaps with multiple counterparties to reduce counterparty risk and to facilitate execution.

In addition to its investments in STARS Swaps and other derivatives, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

STARS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the Stars Index. Because the Fund’s performance is linked to STARS, and STARS’ performance is linked to the Stars Index, the Fund’s returns will be affected by the on-ice performance of the Dallas Stars as reflected in the Stars Index. During the NHL offseason, approximately July through September, the Stars Index does not change because no games are played and no new statistical data is generated. The price of STARS may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Stars Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in STARS Swaps, shares of STARS, and other instruments that provide leveraged exposure to STARS.

The Fund’s use of swap agreements and other derivatives may subject the Fund to additional regulatory requirements. To the extent that the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund’s investment adviser, [ADVISER], may be required to register as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund may be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Dallas Stars

The Dallas Stars are a professional ice hockey team based in Dallas, Texas, competing in the Central Division of the NHL’s Western Conference. During the 2025–2026 season, the Stars finished second in the Central Division, ranking 3rd in standings points, 8th in goals for, 2nd in goals against, and 4th in goal differential. The Stars were founded in 1967 as the Minnesota North Stars. The Stars are currently owned by Tom Gaglardi, serving as Owner and Governor since 2011. The team has won one Stanley Cup championship, capturing the title in 1999. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Dallas Stars, the NHL, or any of their respective affiliates.

Principal Risks

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. An investment in this Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors should closely monitor their investments and should consider purchasing Fund Shares only if they understand and can bear the risks of the Fund. The following risks could affect the value of your investment in the Fund:

EFFECTS OF COMPOUNDING AND MARKET VOLATILITY RISK. The Fund seeks daily leveraged investment results. The Fund’s returns for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of STARS’ return over the same period. Compounding affects all investments, but has a more significant impact on a daily leveraged fund. A daily leveraged fund will lose money over time if STARS’ performance is flat, and it is possible that the Fund will lose money over time even if STARS’ performance increases. The effect of compounding becomes more pronounced as STARS’ volatility and the holding period increase.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of STARS will be magnified. This means that an investment in the Fund could lose an amount greater than the principal amount invested. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with STARS. Seeking to achieve 200% daily leveraged investment results means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period.

DAILY CORRELATION/TRACKING RISK. There is no guarantee that the Fund will achieve a high degree of correlation with STARS. Achieving such a high degree of correlation on any single day or over time may be difficult. The Fund is subject to correlation risk, which means a correlation between the performance of the Fund and STARS of 200% may not be achieved. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

HOLDING PERIOD RISK. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly direction, from 200% of the daily return of STARS for the same period. The more extreme the daily performance of STARS, the greater the difference. Additionally, the Fund’s return for periods longer than a single day may be negative even when the return of STARS for the same period is positive. The Fund is not suitable for investors who plan to hold Fund Shares for a period of time greater than a single trading day. Investors holding Fund Shares for periods greater than one trading day should understand that holding periods longer than one day may increase the likelihood that the Fund’s returns will differ significantly from 200% of the returns of STARS over the same period.

VOLATILITY RISK. STARS is subject to volatility, and volatility increases the impact of compounding on the Fund’s returns. The value of an investment in the Fund may decrease significantly and without warning under certain market conditions. The more volatile STARS is, the less likely the Fund will achieve returns in proportion to its stated investment objective over periods longer than a single day. Historically, the securities of companies that rely heavily on sports performance-linked investments and derivatives have experienced significant price volatility.

DAILY REBALANCING RISK. Daily rebalancing has important implications for the performance of the Fund for periods longer than a day. The Fund rebalances its portfolio each day to maintain the target leverage exposure. As a consequence, if STARS increases on a given day, the Fund’s net assets should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if STARS decreases on a given day, the Fund’s net assets should decrease, meaning that the Fund’s exposure will need to be decreased. In rising markets, daily rebalancing causes the Fund to “buy high” by increasing exposure, and in declining markets, daily rebalancing causes the Fund to “sell low” by decreasing exposure. The daily rebalancing of the Fund’s portfolio may cause increased transaction costs and may result in the Fund paying more in brokerage commissions. Further, daily rebalancing will impair the Fund’s performance in volatile or flat markets.

INTRA-DAY INVESTMENT RISK. The Fund seeks daily leveraged investment results, which should not be equated with seeking an investment objective for shorter than a day. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to STARS on any trading day, and investors should not expect the Fund to provide leveraged returns on an intra-day basis. If there is a significant intra-day market event and/or STARS experiences a significant change in value, the Fund may not meet its investment objective, be unable to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, because the Fund seeks to meet its investment objective each trading day, market volatility and other factors could impact the Fund’s ability to achieve the desired exposure before the end of each trading day.

COUNTERPARTY RISK. The Fund may invest in financial instruments, including STARS Swaps, that involve counterparties for the purpose of attempting to achieve its investment objective. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and the Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The Fund is subject to the risk that a counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt, or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be heightened when there is significant volatility in the overall market or STARS.

UNDERLYING ETF RISK. The Fund invests in STARS, and therefore the Fund’s investment performance is related to the performance of STARS. The Fund is subject to the risks associated with STARS’ investments, including the risk that STARS will not achieve its stated investment objective. The Fund will bear its proportionate share of any fees and expenses charged by STARS, and shareholders will pay both the management fee of the Fund and indirectly pay the fees and expenses of STARS to the extent the Fund invests in STARS. Shares of STARS may trade at a premium or discount to their net asset value, and shares of STARS may be halted or delisted from trading on an exchange, which could disrupt the Fund’s strategy.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. To the extent the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund may be subject to regulation by the CFTC. In such case, the Adviser may be required to register as a CPO with respect to the Fund, and the Fund may be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked to the performance of the Dallas Stars, as reflected in the Stars Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. To the extent the Fund invests in Index Futures Contracts, the Fund’s strategy of rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because rolling futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-ice performance, that would have positively affected the Stars Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, ETFs, interest rates, or indexes. The Fund’s investments in derivatives, including STARS Swaps, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Swap Agreements Risk. The Fund expects to obtain a substantial portion of its leveraged exposure through total return swap agreements referencing STARS. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk, and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Swaps are also subject to the risk that a counterparty may become unable or unwilling to meet its contractual obligations to the Fund.

Futures Contracts Risk. The Fund may obtain exposure to Index Futures Contracts on the Stars Index. Futures contracts may not correlate perfectly with the Stars Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-ice performance during the contract term.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

STARS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Stars Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Stars Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the NHL, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The NHL serves as the sole data source for the underlying statistics but does not participate in index governance. If the NHL were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Stars Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of NHL competition. Any actual or perceived compromise of competitive integrity, including match-fixing, referee bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of NHL games, halting the generation of new statistical data upon which the Stars Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Stars Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [ADVISER] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The NHL season follows a fixed calendar, generally spanning October through June. During the offseason, no games are played and the Stars Index is static, generating no new data inputs. Futures linked to the Stars Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional hockey may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-ICE RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-ice performance of the Dallas Stars as reflected in the Stars Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition.

TRADING HOURS AND SPORTING EVENT TIMING RISK. NHL games are typically played during evenings and on weekends, while futures markets and securities exchanges generally operate during standard business hours. Significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [ADVISER] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [       ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports HockeyShares™ 2x Detroit Red Wings ETF

Important Information About the Fund

The Alpha Sports HockeyShares™ 2x Detroit Red Wings ETF (the “Fund”) is a daily leveraged exchange-traded fund (“ETF”) that seeks to provide investment results equal to 200% of the daily performance of the Alpha Sports HockeyShares™ Detroit Red Wings ETF (“WINGS”). This Fund is different from most other ETFs in that it seeks leveraged returns relative to an underlying ETF and seeks returns over a period of only one day, before fees and expenses.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and who intend to actively monitor and manage their investments on a daily basis. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. Investors who do not understand the Fund or do not intend to actively manage their funds and monitor their investments should not buy the Fund.

The Fund is not suitable as a buy-and-hold investment. The Fund should not be expected to provide 200% of the cumulative performance of WINGS for periods greater than a single day. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% the performance of WINGS. Returns over periods other than one day will very likely differ in amount, and possibly direction, from the Fund’s stated multiple times the return of WINGS for the same period. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of WINGS over the same period. The Fund will lose money if WINGS’ performance is flat over time, and as a result of daily rebalancing, WINGS’ volatility and the effects of compounding, it is even possible that the Fund will lose money over time while WINGS’ performance increases over a period longer than a single day. Longer holding periods, higher volatility of WINGS and leverage increase the impact of compounding on an investor’s returns. During periods of higher WINGS volatility, the volatility of WINGS may affect the Fund’s return as much as, or more than, the return of WINGS. An investor could lose the full principal value of his/her investment within a single day.

The Fund’s investment adviser will not attempt to position the Fund’s portfolio to ensure that the Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day. As a consequence, if WINGS moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

Investment Objectives

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Detroit Red Wings ETF.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed ETF that seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Detroit Red Wings ETF (“WINGS”). WINGS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Detroit Red Wings Index (the “Red Wings Index”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day.

Under normal market conditions, the Fund will obtain its leveraged exposure primarily through total return swap agreements referencing WINGS (“WINGS Swaps”) but may also obtain exposure through other derivatives, including futures contracts on the Red Wings Index (“Index Futures Contracts”) in which WINGS invests. The Fund expects to invest at least 80% of its net assets (plus any borrowings for investment purposes) in WINGS Swaps, futures contracts on the Red Wings Index, shares of WINGS, and other financial instruments that provide daily leveraged exposure to WINGS, consistent with the Fund’s investment objective.

About WINGS

WINGS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Detroit Red Wings Index (the “Red Wings Index”), a non-investable index that is designed to measure the cumulative on-ice performance of the Detroit Red Wings professional ice hockey team over a single season. The Red Wings Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Detroit Red Wings over the course of each National Hockey League (“NHL”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Red Wings Index is administered and calculated by FutureSports (the “Index Provider”).

The Red Wings Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month (provided at least 100 NHL regular season games occurred during the month), or end of a season. Positive outcomes that increase the Index value include goals scored, shots on goal, faceoff wins, blocked shots, hits, saves, and takeaways. Negative outcomes that decrease the Index value include goals allowed, opposition shots on goal, faceoff losses, shots blocked by opponents, hits taken, opposition saves, giveaways, and penalties (with escalating negative values for minor penalties, extended penalties, misconduct, and ejections). Each goal scored and goal allowed is subject to different multiplier values for even-strength, power play, and short-handed goals (with adjustments to these multipliers for an empty net goal). In addition, the Red Wings Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, game clinching goals, wins, losses, and high- or low-scoring games), monthly milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during a calendar month), seasonal milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during the regular season, and finishing first or last in conference), and postseason milestones (including winning the Stanley Cup). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Red Wings Index relies exclusively on official NHL statistical data. Accordingly, actions or events outside of actual game play do not affect the Index’s value. The NHL does not participate in the governance or calculation of the Index.

The Red Wings Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Red Wings Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. The Red Wings Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain its leveraged exposure to WINGS primarily through WINGS Swaps. A WINGS Swap is a total return swap agreement that provides the Fund with a return based on the performance of WINGS in exchange for a fee paid by the Fund to the swap counterparty. The Fund may also obtain leveraged exposure through other derivatives, including futures contracts on the Red Wings Index (“Index Futures Contracts”), shares of WINGS, and other financial instruments that provide daily leveraged exposure to WINGS. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

The Fund may invest in WINGS Swaps with one or more major global financial institutions that the Adviser believes to be creditworthy. The Adviser intends to select swap counterparties based on a number of factors, including, but not limited to, creditworthiness, execution capability, pricing, liquidity, and operational reliability. The Fund may enter into WINGS Swaps with multiple counterparties to reduce counterparty risk and to facilitate execution.

In addition to its investments in WINGS Swaps and other derivatives, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

WINGS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the Red Wings Index. Because the Fund’s performance is linked to WINGS, and WINGS’ performance is linked to the Red Wings Index, the Fund’s returns will be affected by the on-ice performance of the Detroit Red Wings as reflected in the Red Wings Index. During the NHL offseason, approximately July through September, the Red Wings Index does not change because no games are played and no new statistical data is generated. The price of WINGS may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Red Wings Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in WINGS Swaps, shares of WINGS, and other instruments that provide leveraged exposure to WINGS.

The Fund’s use of swap agreements and other derivatives may subject the Fund to additional regulatory requirements. To the extent that the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund’s investment adviser, [ADVISER], may be required to register as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund may be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Detroit Red Wings

The Detroit Red Wings are a professional ice hockey team based in Detroit, Michigan, competing in the Atlantic Division of the NHL’s Eastern Conference. During the 2025–2026 season, the Red Wings finished sixth in the Atlantic Division, ranking 16th in standings points, 22nd in goals for, 19th in goals against, and 19th in goal differential. The Red Wings were founded in 1926 as the Detroit Cougars. The Red Wings are currently owned by Ilitch Holdings, with Christopher Ilitch serving as Governor since 2017. The team has won eleven Stanley Cup championships, capturing titles in 1936, 1937, 1943, 1950, 1952, 1954, 1955, 1997, 1998, 2002, and 2008. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Detroit Red Wings, the NHL, or any of their respective affiliates.

Principal Risks

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. An investment in this Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors should closely monitor their investments and should consider purchasing Fund Shares only if they understand and can bear the risks of the Fund. The following risks could affect the value of your investment in the Fund:

EFFECTS OF COMPOUNDING AND MARKET VOLATILITY RISK. The Fund seeks daily leveraged investment results. The Fund’s returns for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of WINGS’ return over the same period. Compounding affects all investments, but has a more significant impact on a daily leveraged fund. A daily leveraged fund will lose money over time if WINGS’ performance is flat, and it is possible that the Fund will lose money over time even if WINGS’ performance increases. The effect of compounding becomes more pronounced as WINGS’ volatility and the holding period increase.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of WINGS will be magnified. This means that an investment in the Fund could lose an amount greater than the principal amount invested. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with WINGS. Seeking to achieve 200% daily leveraged investment results means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period.

DAILY CORRELATION/TRACKING RISK. There is no guarantee that the Fund will achieve a high degree of correlation with WINGS. Achieving such a high degree of correlation on any single day or over time may be difficult. The Fund is subject to correlation risk, which means a correlation between the performance of the Fund and WINGS of 200% may not be achieved. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

HOLDING PERIOD RISK. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly direction, from 200% of the daily return of WINGS for the same period. The more extreme the daily performance of WINGS, the greater the difference. Additionally, the Fund’s return for periods longer than a single day may be negative even when the return of WINGS for the same period is positive. The Fund is not suitable for investors who plan to hold Fund Shares for a period of time greater than a single trading day. Investors holding Fund Shares for periods greater than one trading day should understand that holding periods longer than one day may increase the likelihood that the Fund’s returns will differ significantly from 200% of the returns of WINGS over the same period.

VOLATILITY RISK. WINGS is subject to volatility, and volatility increases the impact of compounding on the Fund’s returns. The value of an investment in the Fund may decrease significantly and without warning under certain market conditions. The more volatile WINGS is, the less likely the Fund will achieve returns in proportion to its stated investment objective over periods longer than a single day. Historically, the securities of companies that rely heavily on sports performance-linked investments and derivatives have experienced significant price volatility.

DAILY REBALANCING RISK. Daily rebalancing has important implications for the performance of the Fund for periods longer than a day. The Fund rebalances its portfolio each day to maintain the target leverage exposure. As a consequence, if WINGS increases on a given day, the Fund’s net assets should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if WINGS decreases on a given day, the Fund’s net assets should decrease, meaning that the Fund’s exposure will need to be decreased. In rising markets, daily rebalancing causes the Fund to “buy high” by increasing exposure, and in declining markets, daily rebalancing causes the Fund to “sell low” by decreasing exposure. The daily rebalancing of the Fund’s portfolio may cause increased transaction costs and may result in the Fund paying more in brokerage commissions. Further, daily rebalancing will impair the Fund’s performance in volatile or flat markets.

INTRA-DAY INVESTMENT RISK. The Fund seeks daily leveraged investment results, which should not be equated with seeking an investment objective for shorter than a day. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to WINGS on any trading day, and investors should not expect the Fund to provide leveraged returns on an intra-day basis. If there is a significant intra-day market event and/or WINGS experiences a significant change in value, the Fund may not meet its investment objective, be unable to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, because the Fund seeks to meet its investment objective each trading day, market volatility and other factors could impact the Fund’s ability to achieve the desired exposure before the end of each trading day.

COUNTERPARTY RISK. The Fund may invest in financial instruments, including WINGS Swaps, that involve counterparties for the purpose of attempting to achieve its investment objective. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and the Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The Fund is subject to the risk that a counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt, or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be heightened when there is significant volatility in the overall market or WINGS.

UNDERLYING ETF RISK. The Fund invests in WINGS, and therefore the Fund’s investment performance is related to the performance of WINGS. The Fund is subject to the risks associated with WINGS’ investments, including the risk that WINGS will not achieve its stated investment objective. The Fund will bear its proportionate share of any fees and expenses charged by WINGS, and shareholders will pay both the management fee of the Fund and indirectly pay the fees and expenses of WINGS to the extent the Fund invests in WINGS. Shares of WINGS may trade at a premium or discount to their net asset value, and shares of WINGS may be halted or delisted from trading on an exchange, which could disrupt the Fund’s strategy.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. To the extent the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund may be subject to regulation by the CFTC. In such case, the Adviser may be required to register as a CPO with respect to the Fund, and the Fund may be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked to the performance of the Detroit Red Wings, as reflected in the Red Wings Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. To the extent the Fund invests in Index Futures Contracts, the Fund’s strategy of rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because rolling futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-ice performance, that would have positively affected the Red Wings Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, ETFs, interest rates, or indexes. The Fund’s investments in derivatives, including WINGS Swaps, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Swap Agreements Risk. The Fund expects to obtain a substantial portion of its leveraged exposure through total return swap agreements referencing WINGS. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk, and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Swaps are also subject to the risk that a counterparty may become unable or unwilling to meet its contractual obligations to the Fund.

Futures Contracts Risk. The Fund may obtain exposure to Index Futures Contracts on the Red Wings Index. Futures contracts may not correlate perfectly with the Red Wings Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-ice performance during the contract term.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

RED WINGS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Red Wings Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Red Wings Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the NHL, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The NHL serves as the sole data source for the underlying statistics but does not participate in index governance. If the NHL were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Red Wings Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of NHL competition. Any actual or perceived compromise of competitive integrity, including match-fixing, referee bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of NHL games, halting the generation of new statistical data upon which the Red Wings Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Red Wings Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [ADVISER] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The NHL season follows a fixed calendar, generally spanning October through June. During the offseason, no games are played and the Red Wings Index is static, generating no new data inputs. Futures linked to the Red Wings Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional hockey may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-ICE RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-ice performance of the Detroit Red Wings as reflected in the Red Wings Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition.

TRADING HOURS AND SPORTING EVENT TIMING RISK. NHL games are typically played during evenings and on weekends, while futures markets and securities exchanges generally operate during standard business hours. Significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [ADVISER] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [ ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports HockeyShares™ 2x Edmonton Oilers ETF

Important Information About the Fund

The Alpha Sports HockeyShares™ 2x Edmonton Oilers ETF (the “Fund”) is a daily leveraged exchange-traded fund (“ETF”) that seeks to provide investment results equal to 200% of the daily performance of the Alpha Sports HockeyShares™ Edmonton Oilers ETF (“OILERS”). This Fund is different from most other ETFs in that it seeks leveraged returns relative to an underlying ETF and seeks returns over a period of only one day, before fees and expenses.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and who intend to actively monitor and manage their investments on a daily basis. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. Investors who do not understand the Fund or do not intend to actively manage their funds and monitor their investments should not buy the Fund.

The Fund is not suitable as a buy-and-hold investment. The Fund should not be expected to provide 200% of the cumulative performance of OILERS for periods greater than a single day. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% the performance of OILERS. Returns over periods other than one day will very likely differ in amount, and possibly direction, from the Fund’s stated multiple times the return of OILERS for the same period. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of OILERS over the same period. The Fund will lose money if OILERS’ performance is flat over time, and as a result of daily rebalancing, OILERS’ volatility and the effects of compounding, it is even possible that the Fund will lose money over time while OILERS’ performance increases over a period longer than a single day. Longer holding periods, higher volatility of OILERS and leverage increase the impact of compounding on an investor’s returns. During periods of higher OILERS volatility, the volatility of OILERS may affect the Fund’s return as much as, or more than, the return of OILERS. An investor could lose the full principal value of his/her investment within a single day.

The Fund’s investment adviser will not attempt to position the Fund’s portfolio to ensure that the Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day. As a consequence, if OILERS moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

Investment Objectives

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Edmonton Oilers ETF.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed ETF that seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Edmonton Oilers ETF (“OILERS”). OILERS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Edmonton Oilers Index (the “Oilers Index”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day.

Under normal market conditions, the Fund will obtain its leveraged exposure primarily through total return swap agreements referencing OILERS (“OILERS Swaps”) but may also obtain exposure through other derivatives, including futures contracts on the Oilers Index (“Index Futures Contracts”) in which OILERS invests. The Fund expects to invest at least 80% of its net assets (plus any borrowings for investment purposes) in OILERS Swaps, futures contracts on the Oilers Index, shares of OILERS, and other financial instruments that provide daily leveraged exposure to OILERS, consistent with the Fund’s investment objective.

About OILERS

OILERS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Edmonton Oilers Index (the “Oilers Index”), a non-investable index that is designed to measure the cumulative on-ice performance of the Edmonton Oilers professional ice hockey team over a single season. The Oilers Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Edmonton Oilers over the course of each National Hockey League (“NHL”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Oilers Index is administered and calculated by FutureSports (the “Index Provider”).

The Oilers Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month (provided at least 100 NHL regular season games occurred during the month), or end of a season. Positive outcomes that increase the Index value include goals scored, shots on goal, faceoff wins, blocked shots, hits, saves, and takeaways. Negative outcomes that decrease the Index value include goals allowed, opposition shots on goal, faceoff losses, shots blocked by opponents, hits taken, opposition saves, giveaways, and penalties (with escalating negative values for minor penalties, extended penalties, misconduct, and ejections). Each goal scored and goal allowed is subject to different multiplier values for even-strength, power play, and short-handed goals (with adjustments to these multipliers for an empty net goal). In addition, the Oilers Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, game clinching goals, wins, losses, and high- or low-scoring games), monthly milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during a calendar month), seasonal milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during the regular season, and finishing first or last in conference), and postseason milestones (including winning the Stanley Cup). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Oilers Index relies exclusively on official NHL statistical data. Accordingly, actions or events outside of actual game play do not affect the Index’s value. The NHL does not participate in the governance or calculation of the Index.

The Oilers Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Oilers Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. The Oilers Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain its leveraged exposure to OILERS primarily through OILERS Swaps. A OILERS Swap is a total return swap agreement that provides the Fund with a return based on the performance of OILERS in exchange for a fee paid by the Fund to the swap counterparty. The Fund may also obtain leveraged exposure through other derivatives, including futures contracts on the Oilers Index (“Index Futures Contracts”), shares of OILERS, and other financial instruments that provide daily leveraged exposure to OILERS. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

The Fund may invest in OILERS Swaps with one or more major global financial institutions that the Adviser believes to be creditworthy. The Adviser intends to select swap counterparties based on a number of factors, including, but not limited to, creditworthiness, execution capability, pricing, liquidity, and operational reliability. The Fund may enter into OILERS Swaps with multiple counterparties to reduce counterparty risk and to facilitate execution.

In addition to its investments in OILERS Swaps and other derivatives, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

OILERS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the Oilers Index. Because the Fund’s performance is linked to OILERS, and OILERS’ performance is linked to the Oilers Index, the Fund’s returns will be affected by the on-ice performance of the Edmonton Oilers as reflected in the Oilers Index. During the NHL offseason, approximately July through September, the Oilers Index does not change because no games are played and no new statistical data is generated. The price of OILERS may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Oilers Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in OILERS Swaps, shares of OILERS, and other instruments that provide leveraged exposure to OILERS.

The Fund’s use of swap agreements and other derivatives may subject the Fund to additional regulatory requirements. To the extent that the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund’s investment adviser, [ADVISER], may be required to register as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund may be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Edmonton Oilers

The Edmonton Oilers are a professional ice hockey team based in Edmonton, Alberta, competing in the Pacific Division of the NHL’s Western Conference. During the 2025–2026 season, the Oilers finished second in the Pacific Division, ranking 14th in standings points, 7th in goals for, 25th in goals against, and 14th in goal differential. The Oilers were founded in 1972 as a World Hockey Association franchise. The Oilers are currently owned by Daryl Katz, serving as Owner and Chairman since 2008. The team has won five Stanley Cup championships, capturing titles in 1984, 1985, 1987, 1988, and 1990. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Edmonton Oilers, the NHL, or any of their respective affiliates.

Principal Risks

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. An investment in this Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors should closely monitor their investments and should consider purchasing Fund Shares only if they understand and can bear the risks of the Fund. The following risks could affect the value of your investment in the Fund:

EFFECTS OF COMPOUNDING AND MARKET VOLATILITY RISK. The Fund seeks daily leveraged investment results. The Fund’s returns for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of OILERS’ return over the same period. Compounding affects all investments, but has a more significant impact on a daily leveraged fund. A daily leveraged fund will lose money over time if OILERS’ performance is flat, and it is possible that the Fund will lose money over time even if OILERS’ performance increases. The effect of compounding becomes more pronounced as OILERS’ volatility and the holding period increase.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of OILERS will be magnified. This means that an investment in the Fund could lose an amount greater than the principal amount invested. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with OILERS. Seeking to achieve 200% daily leveraged investment results means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period.

DAILY CORRELATION/TRACKING RISK. There is no guarantee that the Fund will achieve a high degree of correlation with OILERS. Achieving such a high degree of correlation on any single day or over time may be difficult. The Fund is subject to correlation risk, which means a correlation between the performance of the Fund and OILERS of 200% may not be achieved. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

HOLDING PERIOD RISK. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly direction, from 200% of the daily return of OILERS for the same period. The more extreme the daily performance of OILERS, the greater the difference. Additionally, the Fund’s return for periods longer than a single day may be negative even when the return of OILERS for the same period is positive. The Fund is not suitable for investors who plan to hold Fund Shares for a period of time greater than a single trading day. Investors holding Fund Shares for periods greater than one trading day should understand that holding periods longer than one day may increase the likelihood that the Fund’s returns will differ significantly from 200% of the returns of OILERS over the same period.

VOLATILITY RISK. OILERS is subject to volatility, and volatility increases the impact of compounding on the Fund’s returns. The value of an investment in the Fund may decrease significantly and without warning under certain market conditions. The more volatile OILERS is, the less likely the Fund will achieve returns in proportion to its stated investment objective over periods longer than a single day. Historically, the securities of companies that rely heavily on sports performance-linked investments and derivatives have experienced significant price volatility.

DAILY REBALANCING RISK. Daily rebalancing has important implications for the performance of the Fund for periods longer than a day. The Fund rebalances its portfolio each day to maintain the target leverage exposure. As a consequence, if OILERS increases on a given day, the Fund’s net assets should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if OILERS decreases on a given day, the Fund’s net assets should decrease, meaning that the Fund’s exposure will need to be decreased. In rising markets, daily rebalancing causes the Fund to “buy high” by increasing exposure, and in declining markets, daily rebalancing causes the Fund to “sell low” by decreasing exposure. The daily rebalancing of the Fund’s portfolio may cause increased transaction costs and may result in the Fund paying more in brokerage commissions. Further, daily rebalancing will impair the Fund’s performance in volatile or flat markets.

INTRA-DAY INVESTMENT RISK. The Fund seeks daily leveraged investment results, which should not be equated with seeking an investment objective for shorter than a day. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to OILERS on any trading day, and investors should not expect the Fund to provide leveraged returns on an intra-day basis. If there is a significant intra-day market event and/or OILERS experiences a significant change in value, the Fund may not meet its investment objective, be unable to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, because the Fund seeks to meet its investment objective each trading day, market volatility and other factors could impact the Fund’s ability to achieve the desired exposure before the end of each trading day.

COUNTERPARTY RISK. The Fund may invest in financial instruments, including OILERS Swaps, that involve counterparties for the purpose of attempting to achieve its investment objective. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and the Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The Fund is subject to the risk that a counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt, or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be heightened when there is significant volatility in the overall market or OILERS.

UNDERLYING ETF RISK. The Fund invests in OILERS, and therefore the Fund’s investment performance is related to the performance of OILERS. The Fund is subject to the risks associated with OILERS’ investments, including the risk that OILERS will not achieve its stated investment objective. The Fund will bear its proportionate share of any fees and expenses charged by OILERS, and shareholders will pay both the management fee of the Fund and indirectly pay the fees and expenses of OILERS to the extent the Fund invests in OILERS. Shares of OILERS may trade at a premium or discount to their net asset value, and shares of OILERS may be halted or delisted from trading on an exchange, which could disrupt the Fund’s strategy.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. To the extent the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund may be subject to regulation by the CFTC. In such case, the Adviser may be required to register as a CPO with respect to the Fund, and the Fund may be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked to the performance of the Edmonton Oilers, as reflected in the Oilers Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. To the extent the Fund invests in Index Futures Contracts, the Fund’s strategy of rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because rolling futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-ice performance, that would have positively affected the Oilers Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, ETFs, interest rates, or indexes. The Fund’s investments in derivatives, including OILERS Swaps, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Swap Agreements Risk. The Fund expects to obtain a substantial portion of its leveraged exposure through total return swap agreements referencing OILERS. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk, and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Swaps are also subject to the risk that a counterparty may become unable or unwilling to meet its contractual obligations to the Fund.

Futures Contracts Risk. The Fund may obtain exposure to Index Futures Contracts on the Oilers Index. Futures contracts may not correlate perfectly with the Oilers Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-ice performance during the contract term.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

OILERS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Oilers Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Oilers Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the NHL, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The NHL serves as the sole data source for the underlying statistics but does not participate in index governance. If the NHL were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Oilers Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of NHL competition. Any actual or perceived compromise of competitive integrity, including match-fixing, referee bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of NHL games, halting the generation of new statistical data upon which the Oilers Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Oilers Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [ADVISER] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The NHL season follows a fixed calendar, generally spanning October through June. During the offseason, no games are played and the Oilers Index is static, generating no new data inputs. Futures linked to the Oilers Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional hockey may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-ICE RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-ice performance of the Edmonton Oilers as reflected in the Oilers Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition.

TRADING HOURS AND SPORTING EVENT TIMING RISK. NHL games are typically played during evenings and on weekends, while futures markets and securities exchanges generally operate during standard business hours. Significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [ADVISER] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [ ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports HockeyShares™ 2x Florida Panthers ETF

Important Information About the Fund

The Alpha Sports HockeyShares™ 2x Florida Panthers ETF (the “Fund”) is a daily leveraged exchange-traded fund (“ETF”) that seeks to provide investment results equal to 200% of the daily performance of the Alpha Sports HockeyShares™ Florida Panthers ETF (“PANTHERS”). This Fund is different from most other ETFs in that it seeks leveraged returns relative to an underlying ETF and seeks returns over a period of only one day, before fees and expenses.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and who intend to actively monitor and manage their investments on a daily basis. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. Investors who do not understand the Fund or do not intend to actively manage their funds and monitor their investments should not buy the Fund.

The Fund is not suitable as a buy-and-hold investment. The Fund should not be expected to provide 200% of the cumulative performance of PANTHERS for periods greater than a single day. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% the performance of PANTHERS. Returns over periods other than one day will very likely differ in amount, and possibly direction, from the Fund’s stated multiple times the return of PANTHERS for the same period. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of PANTHERS over the same period. The Fund will lose money if PANTHERS’ performance is flat over time, and as a result of daily rebalancing, PANTHERS’ volatility and the effects of compounding, it is even possible that the Fund will lose money over time while PANTHERS’ performance increases over a period longer than a single day. Longer holding periods, higher volatility of PANTHERS and leverage increase the impact of compounding on an investor’s returns. During periods of higher PANTHERS volatility, the volatility of PANTHERS may affect the Fund’s return as much as, or more than, the return of PANTHERS. An investor could lose the full principal value of his/her investment within a single day.

The Fund’s investment adviser will not attempt to position the Fund’s portfolio to ensure that the Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day. As a consequence, if PANTHERS moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

Investment Objectives

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Florida Panthers ETF.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed ETF that seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Florida Panthers ETF (“PANTHERS”). PANTHERS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Florida Panthers Index (the “Panthers Index”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day.

Under normal market conditions, the Fund will obtain its leveraged exposure primarily through total return swap agreements referencing PANTHERS (“PANTHERS Swaps”) but may also obtain exposure through other derivatives, including futures contracts on the Panthers Index (“Index Futures Contracts”) in which PANTHERS invests. The Fund expects to invest at least 80% of its net assets (plus any borrowings for investment purposes) in PANTHERS Swaps, futures contracts on the Panthers Index, shares of PANTHERS, and other financial instruments that provide daily leveraged exposure to PANTHERS, consistent with the Fund’s investment objective.

About PANTHERS

PANTHERS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Florida Panthers Index (the “Panthers Index”), a non-investable index that is designed to measure the cumulative on-ice performance of the Florida Panthers professional ice hockey team over a single season. The Panthers Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Florida Panthers over the course of each National Hockey League (“NHL”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Panthers Index is administered and calculated by FutureSports (the “Index Provider”).

The Panthers Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month (provided at least 100 NHL regular season games occurred during the month), or end of a season. Positive outcomes that increase the Index value include goals scored, shots on goal, faceoff wins, blocked shots, hits, saves, and takeaways. Negative outcomes that decrease the Index value include goals allowed, opposition shots on goal, faceoff losses, shots blocked by opponents, hits taken, opposition saves, giveaways, and penalties (with escalating negative values for minor penalties, extended penalties, misconduct, and ejections). Each goal scored and goal allowed is subject to different multiplier values for even-strength, power play, and short-handed goals (with adjustments to these multipliers for an empty net goal). In addition, the Panthers Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, game clinching goals, wins, losses, and high- or low-scoring games), monthly milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during a calendar month), seasonal milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during the regular season, and finishing first or last in conference), and postseason milestones (including winning the Stanley Cup). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Panthers Index relies exclusively on official NHL statistical data. Accordingly, actions or events outside of actual game play do not affect the Index’s value. The NHL does not participate in the governance or calculation of the Index.

The Panthers Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Panthers Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. The Panthers Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain its leveraged exposure to PANTHERS primarily through PANTHERS Swaps. A PANTHERS Swap is a total return swap agreement that provides the Fund with a return based on the performance of PANTHERS in exchange for a fee paid by the Fund to the swap counterparty. The Fund may also obtain leveraged exposure through other derivatives, including futures contracts on the Panthers Index (“Index Futures Contracts”), shares of PANTHERS, and other financial instruments that provide daily leveraged exposure to PANTHERS. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

The Fund may invest in PANTHERS Swaps with one or more major global financial institutions that the Adviser believes to be creditworthy. The Adviser intends to select swap counterparties based on a number of factors, including, but not limited to, creditworthiness, execution capability, pricing, liquidity, and operational reliability. The Fund may enter into PANTHERS Swaps with multiple counterparties to reduce counterparty risk and to facilitate execution.

In addition to its investments in PANTHERS Swaps and other derivatives, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

PANTHERS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the Panthers Index. Because the Fund’s performance is linked to PANTHERS, and PANTHERS’ performance is linked to the Panthers Index, the Fund’s returns will be affected by the on-ice performance of the Florida Panthers as reflected in the Panthers Index. During the NHL offseason, approximately July through September, the Panthers Index does not change because no games are played and no new statistical data is generated. The price of PANTHERS may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Panthers Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in PANTHERS Swaps, shares of PANTHERS, and other instruments that provide leveraged exposure to PANTHERS.

The Fund’s use of swap agreements and other derivatives may subject the Fund to additional regulatory requirements. To the extent that the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund’s investment adviser, [ADVISER], may be required to register as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund may be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Florida Panthers

The Florida Panthers are a professional ice hockey team based in Sunrise, Florida, competing in the Atlantic Division of the NHL’s Eastern Conference. During the 2025–2026 season, the Panthers finished seventh in the Atlantic Division, ranking 25th in standings points, 19th in goals for, 28th in goals against, and 26th in goal differential. The Panthers were founded in 1993 by entrepreneur Wayne Huizenga. The Panthers are currently owned by Vincent Viola, serving as Owner and Governor since 2013. The team has won two Stanley Cup championships, capturing titles in 2024 and 2025. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Florida Panthers, the NHL, or any of their respective affiliates.

Principal Risks

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. An investment in this Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors should closely monitor their investments and should consider purchasing Fund Shares only if they understand and can bear the risks of the Fund. The following risks could affect the value of your investment in the Fund:

EFFECTS OF COMPOUNDING AND MARKET VOLATILITY RISK. The Fund seeks daily leveraged investment results. The Fund’s returns for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of PANTHERS’ return over the same period. Compounding affects all investments, but has a more significant impact on a daily leveraged fund. A daily leveraged fund will lose money over time if PANTHERS’ performance is flat, and it is possible that the Fund will lose money over time even if PANTHERS’ performance increases. The effect of compounding becomes more pronounced as PANTHERS’ volatility and the holding period increase.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of PANTHERS will be magnified. This means that an investment in the Fund could lose an amount greater than the principal amount invested. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with PANTHERS. Seeking to achieve 200% daily leveraged investment results means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period.

DAILY CORRELATION/TRACKING RISK. There is no guarantee that the Fund will achieve a high degree of correlation with PANTHERS. Achieving such a high degree of correlation on any single day or over time may be difficult. The Fund is subject to correlation risk, which means a correlation between the performance of the Fund and PANTHERS of 200% may not be achieved. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

HOLDING PERIOD RISK. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly direction, from 200% of the daily return of PANTHERS for the same period. The more extreme the daily performance of PANTHERS, the greater the difference. Additionally, the Fund’s return for periods longer than a single day may be negative even when the return of PANTHERS for the same period is positive. The Fund is not suitable for investors who plan to hold Fund Shares for a period of time greater than a single trading day. Investors holding Fund Shares for periods greater than one trading day should understand that holding periods longer than one day may increase the likelihood that the Fund’s returns will differ significantly from 200% of the returns of PANTHERS over the same period.

VOLATILITY RISK. PANTHERS is subject to volatility, and volatility increases the impact of compounding on the Fund’s returns. The value of an investment in the Fund may decrease significantly and without warning under certain market conditions. The more volatile PANTHERS is, the less likely the Fund will achieve returns in proportion to its stated investment objective over periods longer than a single day. Historically, the securities of companies that rely heavily on sports performance-linked investments and derivatives have experienced significant price volatility.

DAILY REBALANCING RISK. Daily rebalancing has important implications for the performance of the Fund for periods longer than a day. The Fund rebalances its portfolio each day to maintain the target leverage exposure. As a consequence, if PANTHERS increases on a given day, the Fund’s net assets should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if PANTHERS decreases on a given day, the Fund’s net assets should decrease, meaning that the Fund’s exposure will need to be decreased. In rising markets, daily rebalancing causes the Fund to “buy high” by increasing exposure, and in declining markets, daily rebalancing causes the Fund to “sell low” by decreasing exposure. The daily rebalancing of the Fund’s portfolio may cause increased transaction costs and may result in the Fund paying more in brokerage commissions. Further, daily rebalancing will impair the Fund’s performance in volatile or flat markets.

INTRA-DAY INVESTMENT RISK. The Fund seeks daily leveraged investment results, which should not be equated with seeking an investment objective for shorter than a day. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to PANTHERS on any trading day, and investors should not expect the Fund to provide leveraged returns on an intra-day basis. If there is a significant intra-day market event and/or PANTHERS experiences a significant change in value, the Fund may not meet its investment objective, be unable to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, because the Fund seeks to meet its investment objective each trading day, market volatility and other factors could impact the Fund’s ability to achieve the desired exposure before the end of each trading day.

COUNTERPARTY RISK. The Fund may invest in financial instruments, including PANTHERS Swaps, that involve counterparties for the purpose of attempting to achieve its investment objective. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and the Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The Fund is subject to the risk that a counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt, or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be heightened when there is significant volatility in the overall market or PANTHERS.

UNDERLYING ETF RISK. The Fund invests in PANTHERS, and therefore the Fund’s investment performance is related to the performance of PANTHERS. The Fund is subject to the risks associated with PANTHERS’ investments, including the risk that PANTHERS will not achieve its stated investment objective. The Fund will bear its proportionate share of any fees and expenses charged by PANTHERS, and shareholders will pay both the management fee of the Fund and indirectly pay the fees and expenses of PANTHERS to the extent the Fund invests in PANTHERS. Shares of PANTHERS may trade at a premium or discount to their net asset value, and shares of PANTHERS may be halted or delisted from trading on an exchange, which could disrupt the Fund’s strategy.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. To the extent the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund may be subject to regulation by the CFTC. In such case, the Adviser may be required to register as a CPO with respect to the Fund, and the Fund may be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked to the performance of the Florida Panthers, as reflected in the Panthers Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. To the extent the Fund invests in Index Futures Contracts, the Fund’s strategy of rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because rolling futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-ice performance, that would have positively affected the Panthers Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, ETFs, interest rates, or indexes. The Fund’s investments in derivatives, including PANTHERS Swaps, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Swap Agreements Risk. The Fund expects to obtain a substantial portion of its leveraged exposure through total return swap agreements referencing PANTHERS. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk, and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Swaps are also subject to the risk that a counterparty may become unable or unwilling to meet its contractual obligations to the Fund.

Futures Contracts Risk. The Fund may obtain exposure to Index Futures Contracts on the Panthers Index. Futures contracts may not correlate perfectly with the Panthers Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-ice performance during the contract term.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

PANTHERS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Panthers Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Panthers Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the NHL, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The NHL serves as the sole data source for the underlying statistics but does not participate in index governance. If the NHL were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Panthers Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of NHL competition. Any actual or perceived compromise of competitive integrity, including match-fixing, referee bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of NHL games, halting the generation of new statistical data upon which the Panthers Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Panthers Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [ADVISER] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The NHL season follows a fixed calendar, generally spanning October through June. During the offseason, no games are played and the Panthers Index is static, generating no new data inputs. Futures linked to the Panthers Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional hockey may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-ICE RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-ice performance of the Florida Panthers as reflected in the Panthers Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition.

TRADING HOURS AND SPORTING EVENT TIMING RISK. NHL games are typically played during evenings and on weekends, while futures markets and securities exchanges generally operate during standard business hours. Significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [ADVISER] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [ ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports HockeyShares™ 2x Los Angeles Kings ETF

Important Information About the Fund

The Alpha Sports HockeyShares™ 2x Los Angeles Kings ETF (the “Fund”) is a daily leveraged exchange-traded fund (“ETF”) that seeks to provide investment results equal to 200% of the daily performance of the Alpha Sports HockeyShares™ Los Angeles Kings ETF (“KINGS”). This Fund is different from most other ETFs in that it seeks leveraged returns relative to an underlying ETF and seeks returns over a period of only one day, before fees and expenses.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and who intend to actively monitor and manage their investments on a daily basis. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. Investors who do not understand the Fund or do not intend to actively manage their funds and monitor their investments should not buy the Fund.

The Fund is not suitable as a buy-and-hold investment. The Fund should not be expected to provide 200% of the cumulative performance of KINGS for periods greater than a single day. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% the performance of KINGS. Returns over periods other than one day will very likely differ in amount, and possibly direction, from the Fund’s stated multiple times the return of KINGS for the same period. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of KINGS over the same period. The Fund will lose money if KINGS’ performance is flat over time, and as a result of daily rebalancing, KINGS’ volatility and the effects of compounding, it is even possible that the Fund will lose money over time while KINGS’ performance increases over a period longer than a single day. Longer holding periods, higher volatility of KINGS and leverage increase the impact of compounding on an investor’s returns. During periods of higher KINGS volatility, the volatility of KINGS may affect the Fund’s return as much as, or more than, the return of KINGS. An investor could lose the full principal value of his/her investment within a single day.

The Fund’s investment adviser will not attempt to position the Fund’s portfolio to ensure that the Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day. As a consequence, if KINGS moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

Investment Objectives

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Los Angeles Kings ETF.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed ETF that seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Los Angeles Kings ETF (“KINGS”). KINGS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Los Angeles Kings Index (the “Kings Index”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day.

Under normal market conditions, the Fund will obtain its leveraged exposure primarily through total return swap agreements referencing KINGS (“KINGS Swaps”) but may also obtain exposure through other derivatives, including futures contracts on the Kings Index (“Index Futures Contracts”) in which KINGS invests. The Fund expects to invest at least 80% of its net assets (plus any borrowings for investment purposes) in KINGS Swaps, futures contracts on the Kings Index, shares of KINGS, and other financial instruments that provide daily leveraged exposure to KINGS, consistent with the Fund’s investment objective.

About KINGS

KINGS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Los Angeles Kings Index (the “Kings Index”), a non-investable index that is designed to measure the cumulative on-ice performance of the Los Angeles Kings professional ice hockey team over a single season. The Kings Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Los Angeles Kings over the course of each National Hockey League (“NHL”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Kings Index is administered and calculated by FutureSports (the “Index Provider”).

The Kings Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month (provided at least 100 NHL regular season games occurred during the month), or end of a season. Positive outcomes that increase the Index value include goals scored, shots on goal, faceoff wins, blocked shots, hits, saves, and takeaways. Negative outcomes that decrease the Index value include goals allowed, opposition shots on goal, faceoff losses, shots blocked by opponents, hits taken, opposition saves, giveaways, and penalties (with escalating negative values for minor penalties, extended penalties, misconduct, and ejections). Each goal scored and goal allowed is subject to different multiplier values for even-strength, power play, and short-handed goals (with adjustments to these multipliers for an empty net goal). In addition, the Kings Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, game clinching goals, wins, losses, and high- or low-scoring games), monthly milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during a calendar month), seasonal milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during the regular season, and finishing first or last in conference), and postseason milestones (including winning the Stanley Cup). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Kings Index relies exclusively on official NHL statistical data. Accordingly, actions or events outside of actual game play do not affect the Index’s value. The NHL does not participate in the governance or calculation of the Index.

The Kings Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Kings Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. The Kings Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain its leveraged exposure to KINGS primarily through KINGS Swaps. A KINGS Swap is a total return swap agreement that provides the Fund with a return based on the performance of KINGS in exchange for a fee paid by the Fund to the swap counterparty. The Fund may also obtain leveraged exposure through other derivatives, including futures contracts on the Kings Index (“Index Futures Contracts”), shares of KINGS, and other financial instruments that provide daily leveraged exposure to KINGS. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

The Fund may invest in KINGS Swaps with one or more major global financial institutions that the Adviser believes to be creditworthy. The Adviser intends to select swap counterparties based on a number of factors, including, but not limited to, creditworthiness, execution capability, pricing, liquidity, and operational reliability. The Fund may enter into KINGS Swaps with multiple counterparties to reduce counterparty risk and to facilitate execution.

In addition to its investments in KINGS Swaps and other derivatives, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

KINGS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the Kings Index. Because the Fund’s performance is linked to KINGS, and KINGS’ performance is linked to the Kings Index, the Fund’s returns will be affected by the on-ice performance of the Los Angeles Kings as reflected in the Kings Index. During the NHL offseason, approximately July through September, the Kings Index does not change because no games are played and no new statistical data is generated. The price of KINGS may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Kings Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in KINGS Swaps, shares of KINGS, and other instruments that provide leveraged exposure to KINGS.

The Fund’s use of swap agreements and other derivatives may subject the Fund to additional regulatory requirements. To the extent that the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund’s investment adviser, [ADVISER], may be required to register as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund may be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Los Angeles Kings

The Los Angeles Kings are a professional ice hockey team based in Los Angeles, California, competing in the Pacific Division of the NHL’s Western Conference. During the 2025–2026 season, the Kings finished fourth in the Pacific Division, ranking 20th in standings points, 29th in goals for, 12th in goals against, and 20th in goal differential. The Kings were founded in 1967 by Canadian businessman Jack Kent Cooke. The Kings are currently owned by Philip Anschutz through Anschutz Entertainment Group (AEG). The team has won two Stanley Cup championships, capturing titles in 2012 and 2014. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Los Angeles Kings, the NHL, or any of their respective affiliates.

Principal Risks

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. An investment in this Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors should closely monitor their investments and should consider purchasing Fund Shares only if they understand and can bear the risks of the Fund. The following risks could affect the value of your investment in the Fund:

EFFECTS OF COMPOUNDING AND MARKET VOLATILITY RISK. The Fund seeks daily leveraged investment results. The Fund’s returns for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of KINGS’ return over the same period. Compounding affects all investments, but has a more significant impact on a daily leveraged fund. A daily leveraged fund will lose money over time if KINGS’ performance is flat, and it is possible that the Fund will lose money over time even if KINGS’ performance increases. The effect of compounding becomes more pronounced as KINGS’ volatility and the holding period increase.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of KINGS will be magnified. This means that an investment in the Fund could lose an amount greater than the principal amount invested. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with KINGS. Seeking to achieve 200% daily leveraged investment results means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period.

DAILY CORRELATION/TRACKING RISK. There is no guarantee that the Fund will achieve a high degree of correlation with KINGS. Achieving such a high degree of correlation on any single day or over time may be difficult. The Fund is subject to correlation risk, which means a correlation between the performance of the Fund and KINGS of 200% may not be achieved. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

HOLDING PERIOD RISK. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly direction, from 200% of the daily return of KINGS for the same period. The more extreme the daily performance of KINGS, the greater the difference. Additionally, the Fund’s return for periods longer than a single day may be negative even when the return of KINGS for the same period is positive. The Fund is not suitable for investors who plan to hold Fund Shares for a period of time greater than a single trading day. Investors holding Fund Shares for periods greater than one trading day should understand that holding periods longer than one day may increase the likelihood that the Fund’s returns will differ significantly from 200% of the returns of KINGS over the same period.

VOLATILITY RISK. KINGS is subject to volatility, and volatility increases the impact of compounding on the Fund’s returns. The value of an investment in the Fund may decrease significantly and without warning under certain market conditions. The more volatile KINGS is, the less likely the Fund will achieve returns in proportion to its stated investment objective over periods longer than a single day. Historically, the securities of companies that rely heavily on sports performance-linked investments and derivatives have experienced significant price volatility.

DAILY REBALANCING RISK. Daily rebalancing has important implications for the performance of the Fund for periods longer than a day. The Fund rebalances its portfolio each day to maintain the target leverage exposure. As a consequence, if KINGS increases on a given day, the Fund’s net assets should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if KINGS decreases on a given day, the Fund’s net assets should decrease, meaning that the Fund’s exposure will need to be decreased. In rising markets, daily rebalancing causes the Fund to “buy high” by increasing exposure, and in declining markets, daily rebalancing causes the Fund to “sell low” by decreasing exposure. The daily rebalancing of the Fund’s portfolio may cause increased transaction costs and may result in the Fund paying more in brokerage commissions. Further, daily rebalancing will impair the Fund’s performance in volatile or flat markets.

INTRA-DAY INVESTMENT RISK. The Fund seeks daily leveraged investment results, which should not be equated with seeking an investment objective for shorter than a day. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to KINGS on any trading day, and investors should not expect the Fund to provide leveraged returns on an intra-day basis. If there is a significant intra-day market event and/or KINGS experiences a significant change in value, the Fund may not meet its investment objective, be unable to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, because the Fund seeks to meet its investment objective each trading day, market volatility and other factors could impact the Fund’s ability to achieve the desired exposure before the end of each trading day.

COUNTERPARTY RISK. The Fund may invest in financial instruments, including KINGS Swaps, that involve counterparties for the purpose of attempting to achieve its investment objective. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and the Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The Fund is subject to the risk that a counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt, or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be heightened when there is significant volatility in the overall market or KINGS.

UNDERLYING ETF RISK. The Fund invests in KINGS, and therefore the Fund’s investment performance is related to the performance of KINGS. The Fund is subject to the risks associated with KINGS’ investments, including the risk that KINGS will not achieve its stated investment objective. The Fund will bear its proportionate share of any fees and expenses charged by KINGS, and shareholders will pay both the management fee of the Fund and indirectly pay the fees and expenses of KINGS to the extent the Fund invests in KINGS. Shares of KINGS may trade at a premium or discount to their net asset value, and shares of KINGS may be halted or delisted from trading on an exchange, which could disrupt the Fund’s strategy.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. To the extent the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund may be subject to regulation by the CFTC. In such case, the Adviser may be required to register as a CPO with respect to the Fund, and the Fund may be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked to the performance of the Los Angeles Kings, as reflected in the Kings Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. To the extent the Fund invests in Index Futures Contracts, the Fund’s strategy of rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because rolling futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-ice performance, that would have positively affected the Kings Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, ETFs, interest rates, or indexes. The Fund’s investments in derivatives, including KINGS Swaps, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Swap Agreements Risk. The Fund expects to obtain a substantial portion of its leveraged exposure through total return swap agreements referencing KINGS. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk, and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Swaps are also subject to the risk that a counterparty may become unable or unwilling to meet its contractual obligations to the Fund.

Futures Contracts Risk. The Fund may obtain exposure to Index Futures Contracts on the Kings Index. Futures contracts may not correlate perfectly with the Kings Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-ice performance during the contract term.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

KINGS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Kings Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Kings Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the NHL, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The NHL serves as the sole data source for the underlying statistics but does not participate in index governance. If the NHL were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Kings Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of NHL competition. Any actual or perceived compromise of competitive integrity, including match-fixing, referee bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of NHL games, halting the generation of new statistical data upon which the Kings Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Kings Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [ADVISER] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The NHL season follows a fixed calendar, generally spanning October through June. During the offseason, no games are played and the Kings Index is static, generating no new data inputs. Futures linked to the Kings Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional hockey may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-ICE RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-ice performance of the Los Angeles Kings as reflected in the Kings Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition.

TRADING HOURS AND SPORTING EVENT TIMING RISK. NHL games are typically played during evenings and on weekends, while futures markets and securities exchanges generally operate during standard business hours. Significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [ADVISER] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [ ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports HockeyShares™ 2x Minnesota Wild ETF

Important Information About the Fund

The Alpha Sports HockeyShares™ 2x Minnesota Wild ETF (the “Fund”) is a daily leveraged exchange-traded fund (“ETF”) that seeks to provide investment results equal to 200% of the daily performance of the Alpha Sports HockeyShares™ Minnesota Wild ETF (“WILD”). This Fund is different from most other ETFs in that it seeks leveraged returns relative to an underlying ETF and seeks returns over a period of only one day, before fees and expenses.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and who intend to actively monitor and manage their investments on a daily basis. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. Investors who do not understand the Fund or do not intend to actively manage their funds and monitor their investments should not buy the Fund.

The Fund is not suitable as a buy-and-hold investment. The Fund should not be expected to provide 200% of the cumulative performance of WILD for periods greater than a single day. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% the performance of WILD. Returns over periods other than one day will very likely differ in amount, and possibly direction, from the Fund’s stated multiple times the return of WILD for the same period. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of WILD over the same period. The Fund will lose money if WILD’ performance is flat over time, and as a result of daily rebalancing, WILD’ volatility and the effects of compounding, it is even possible that the Fund will lose money over time while WILD’ performance increases over a period longer than a single day. Longer holding periods, higher volatility of WILD and leverage increase the impact of compounding on an investor’s returns. During periods of higher WILD volatility, the volatility of WILD may affect the Fund’s return as much as, or more than, the return of WILD. An investor could lose the full principal value of his/her investment within a single day.

The Fund’s investment adviser will not attempt to position the Fund’s portfolio to ensure that the Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day. As a consequence, if WILD moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

Investment Objectives

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Minnesota Wild ETF.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed ETF that seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Minnesota Wild ETF (“WILD”). WILD is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Minnesota Wild Index (the “Wild Index”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day.

Under normal market conditions, the Fund will obtain its leveraged exposure primarily through total return swap agreements referencing WILD (“WILD Swaps”) but may also obtain exposure through other derivatives, including futures contracts on the Wild Index (“Index Futures Contracts”) in which WILD invests. The Fund expects to invest at least 80% of its net assets (plus any borrowings for investment purposes) in WILD Swaps, futures contracts on the Wild Index, shares of WILD, and other financial instruments that provide daily leveraged exposure to WILD, consistent with the Fund’s investment objective.

About WILD

WILD is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Minnesota Wild Index (the “Wild Index”), a non-investable index that is designed to measure the cumulative on-ice performance of the Minnesota Wild professional ice hockey team over a single season. The Wild Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Minnesota Wild over the course of each National Hockey League (“NHL”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Wild Index is administered and calculated by FutureSports (the “Index Provider”).

The Wild Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month (provided at least 100 NHL regular season games occurred during the month), or end of a season. Positive outcomes that increase the Index value include goals scored, shots on goal, faceoff wins, blocked shots, hits, saves, and takeaways. Negative outcomes that decrease the Index value include goals allowed, opposition shots on goal, faceoff losses, shots blocked by opponents, hits taken, opposition saves, giveaways, and penalties (with escalating negative values for minor penalties, extended penalties, misconduct, and ejections). Each goal scored and goal allowed is subject to different multiplier values for even-strength, power play, and short-handed goals (with adjustments to these multipliers for an empty net goal). In addition, the Wild Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, game clinching goals, wins, losses, and high- or low-scoring games), monthly milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during a calendar month), seasonal milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during the regular season, and finishing first or last in conference), and postseason milestones (including winning the Stanley Cup). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Wild Index relies exclusively on official NHL statistical data. Accordingly, actions or events outside of actual game play do not affect the Index’s value. The NHL does not participate in the governance or calculation of the Index.

The Wild Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Wild Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. The Wild Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain its leveraged exposure to WILD primarily through WILD Swaps. A WILD Swap is a total return swap agreement that provides the Fund with a return based on the performance of WILD in exchange for a fee paid by the Fund to the swap counterparty. The Fund may also obtain leveraged exposure through other derivatives, including futures contracts on the Wild Index (“Index Futures Contracts”), shares of WILD, and other financial instruments that provide daily leveraged exposure to WILD. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

The Fund may invest in WILD Swaps with one or more major global financial institutions that the Adviser believes to be creditworthy. The Adviser intends to select swap counterparties based on a number of factors, including, but not limited to, creditworthiness, execution capability, pricing, liquidity, and operational reliability. The Fund may enter into WILD Swaps with multiple counterparties to reduce counterparty risk and to facilitate execution.

In addition to its investments in WILD Swaps and other derivatives, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

WILD is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the Wild Index. Because the Fund’s performance is linked to WILD, and WILD’ performance is linked to the Wild Index, the Fund’s returns will be affected by the on-ice performance of the Minnesota Wild as reflected in the Wild Index. During the NHL offseason, approximately July through September, the Wild Index does not change because no games are played and no new statistical data is generated. The price of WILD may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Wild Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in WILD Swaps, shares of WILD, and other instruments that provide leveraged exposure to WILD.

The Fund’s use of swap agreements and other derivatives may subject the Fund to additional regulatory requirements. To the extent that the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund’s investment adviser, [ADVISER], may be required to register as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund may be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Minnesota Wild

The Minnesota Wild are a professional ice hockey team based in Saint Paul, Minnesota, competing in the Central Division of the NHL’s Western Conference. During the 2025–2026 season, the Wild finished third in the Central Division, ranking 7th in standings points, 11th in goals for, 4th in goals against, and 6th in goal differential. The Wild were founded in 2000 by businessman Bob Naegele Jr. The Wild are currently owned by Craig Leipold, serving as Owner and Governor since 2008. The team has never won a Stanley Cup championship. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Minnesota Wild, the NHL, or any of their respective affiliates.

Principal Risks

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. An investment in this Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors should closely monitor their investments and should consider purchasing Fund Shares only if they understand and can bear the risks of the Fund. The following risks could affect the value of your investment in the Fund:

EFFECTS OF COMPOUNDING AND MARKET VOLATILITY RISK. The Fund seeks daily leveraged investment results. The Fund’s returns for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of WILD’ return over the same period. Compounding affects all investments, but has a more significant impact on a daily leveraged fund. A daily leveraged fund will lose money over time if WILD’ performance is flat, and it is possible that the Fund will lose money over time even if WILD’ performance increases. The effect of compounding becomes more pronounced as WILD’ volatility and the holding period increase.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of WILD will be magnified. This means that an investment in the Fund could lose an amount greater than the principal amount invested. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with WILD. Seeking to achieve 200% daily leveraged investment results means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period.

DAILY CORRELATION/TRACKING RISK. There is no guarantee that the Fund will achieve a high degree of correlation with WILD. Achieving such a high degree of correlation on any single day or over time may be difficult. The Fund is subject to correlation risk, which means a correlation between the performance of the Fund and WILD of 200% may not be achieved. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

HOLDING PERIOD RISK. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly direction, from 200% of the daily return of WILD for the same period. The more extreme the daily performance of WILD, the greater the difference. Additionally, the Fund’s return for periods longer than a single day may be negative even when the return of WILD for the same period is positive. The Fund is not suitable for investors who plan to hold Fund Shares for a period of time greater than a single trading day. Investors holding Fund Shares for periods greater than one trading day should understand that holding periods longer than one day may increase the likelihood that the Fund’s returns will differ significantly from 200% of the returns of WILD over the same period.

VOLATILITY RISK. WILD is subject to volatility, and volatility increases the impact of compounding on the Fund’s returns. The value of an investment in the Fund may decrease significantly and without warning under certain market conditions. The more volatile WILD is, the less likely the Fund will achieve returns in proportion to its stated investment objective over periods longer than a single day. Historically, the securities of companies that rely heavily on sports performance-linked investments and derivatives have experienced significant price volatility.

DAILY REBALANCING RISK. Daily rebalancing has important implications for the performance of the Fund for periods longer than a day. The Fund rebalances its portfolio each day to maintain the target leverage exposure. As a consequence, if WILD increases on a given day, the Fund’s net assets should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if WILD decreases on a given day, the Fund’s net assets should decrease, meaning that the Fund’s exposure will need to be decreased. In rising markets, daily rebalancing causes the Fund to “buy high” by increasing exposure, and in declining markets, daily rebalancing causes the Fund to “sell low” by decreasing exposure. The daily rebalancing of the Fund’s portfolio may cause increased transaction costs and may result in the Fund paying more in brokerage commissions. Further, daily rebalancing will impair the Fund’s performance in volatile or flat markets.

INTRA-DAY INVESTMENT RISK. The Fund seeks daily leveraged investment results, which should not be equated with seeking an investment objective for shorter than a day. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to WILD on any trading day, and investors should not expect the Fund to provide leveraged returns on an intra-day basis. If there is a significant intra-day market event and/or WILD experiences a significant change in value, the Fund may not meet its investment objective, be unable to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, because the Fund seeks to meet its investment objective each trading day, market volatility and other factors could impact the Fund’s ability to achieve the desired exposure before the end of each trading day.

COUNTERPARTY RISK. The Fund may invest in financial instruments, including WILD Swaps, that involve counterparties for the purpose of attempting to achieve its investment objective. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and the Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The Fund is subject to the risk that a counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt, or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be heightened when there is significant volatility in the overall market or WILD.

UNDERLYING ETF RISK. The Fund invests in WILD, and therefore the Fund’s investment performance is related to the performance of WILD. The Fund is subject to the risks associated with WILD’ investments, including the risk that WILD will not achieve its stated investment objective. The Fund will bear its proportionate share of any fees and expenses charged by WILD, and shareholders will pay both the management fee of the Fund and indirectly pay the fees and expenses of WILD to the extent the Fund invests in WILD. Shares of WILD may trade at a premium or discount to their net asset value, and shares of WILD may be halted or delisted from trading on an exchange, which could disrupt the Fund’s strategy.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. To the extent the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund may be subject to regulation by the CFTC. In such case, the Adviser may be required to register as a CPO with respect to the Fund, and the Fund may be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked to the performance of the Minnesota Wild, as reflected in the Wild Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. To the extent the Fund invests in Index Futures Contracts, the Fund’s strategy of rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because rolling futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-ice performance, that would have positively affected the Wild Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, ETFs, interest rates, or indexes. The Fund’s investments in derivatives, including WILD Swaps, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Swap Agreements Risk. The Fund expects to obtain a substantial portion of its leveraged exposure through total return swap agreements referencing WILD. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk, and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Swaps are also subject to the risk that a counterparty may become unable or unwilling to meet its contractual obligations to the Fund.

Futures Contracts Risk. The Fund may obtain exposure to Index Futures Contracts on the Wild Index. Futures contracts may not correlate perfectly with the Wild Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-ice performance during the contract term.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

WILD INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Wild Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Wild Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the NHL, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The NHL serves as the sole data source for the underlying statistics but does not participate in index governance. If the NHL were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Wild Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of NHL competition. Any actual or perceived compromise of competitive integrity, including match-fixing, referee bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of NHL games, halting the generation of new statistical data upon which the Wild Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Wild Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [ADVISER] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The NHL season follows a fixed calendar, generally spanning October through June. During the offseason, no games are played and the Wild Index is static, generating no new data inputs. Futures linked to the Wild Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional hockey may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-ICE RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-ice performance of the Minnesota Wild as reflected in the Wild Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition.

TRADING HOURS AND SPORTING EVENT TIMING RISK. NHL games are typically played during evenings and on weekends, while futures markets and securities exchanges generally operate during standard business hours. Significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [ADVISER] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [ ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports HockeyShares™ 2x Montreal Canadiens ETF

Important Information About the Fund

The Alpha Sports HockeyShares™ 2x Montreal Canadiens ETF (the “Fund”) is a daily leveraged exchange-traded fund (“ETF”) that seeks to provide investment results equal to 200% of the daily performance of the Alpha Sports HockeyShares™ Montreal Canadiens ETF (“CANADIENS”). This Fund is different from most other ETFs in that it seeks leveraged returns relative to an underlying ETF and seeks returns over a period of only one day, before fees and expenses.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and who intend to actively monitor and manage their investments on a daily basis. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. Investors who do not understand the Fund or do not intend to actively manage their funds and monitor their investments should not buy the Fund.

The Fund is not suitable as a buy-and-hold investment. The Fund should not be expected to provide 200% of the cumulative performance of CANADIENS for periods greater than a single day. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% the performance of CANADIENS. Returns over periods other than one day will very likely differ in amount, and possibly direction, from the Fund’s stated multiple times the return of CANADIENS for the same period. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of CANADIENS over the same period. The Fund will lose money if CANADIENS’ performance is flat over time, and as a result of daily rebalancing, CANADIENS’ volatility and the effects of compounding, it is even possible that the Fund will lose money over time while CANADIENS’ performance increases over a period longer than a single day. Longer holding periods, higher volatility of CANADIENS and leverage increase the impact of compounding on an investor’s returns. During periods of higher CANADIENS volatility, the volatility of CANADIENS may affect the Fund’s return as much as, or more than, the return of CANADIENS. An investor could lose the full principal value of his/her investment within a single day.

The Fund’s investment adviser will not attempt to position the Fund’s portfolio to ensure that the Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day. As a consequence, if CANADIENS moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

Investment Objectives

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Montreal Canadiens ETF.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed ETF that seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Montreal Canadiens ETF (“CANADIENS”). CANADIENS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Montreal Canadiens Index (the “Canadiens Index”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day.

Under normal market conditions, the Fund will obtain its leveraged exposure primarily through total return swap agreements referencing CANADIENS (“CANADIENS Swaps”) but may also obtain exposure through other derivatives, including futures contracts on the Canadiens Index (“Index Futures Contracts”) in which CANADIENS invests. The Fund expects to invest at least 80% of its net assets (plus any borrowings for investment purposes) in CANADIENS Swaps, futures contracts on the Canadiens Index, shares of CANADIENS, and other financial instruments that provide daily leveraged exposure to CANADIENS, consistent with the Fund’s investment objective.

About CANADIENS

CANADIENS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Montreal Canadiens Index (the “Canadiens Index”), a non-investable index that is designed to measure the cumulative on-ice performance of the Montreal Canadiens professional ice hockey team over a single season. The Canadiens Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Montreal Canadiens over the course of each National Hockey League (“NHL”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Canadiens Index is administered and calculated by FutureSports (the “Index Provider”).

The Canadiens Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month (provided at least 100 NHL regular season games occurred during the month), or end of a season. Positive outcomes that increase the Index value include goals scored, shots on goal, faceoff wins, blocked shots, hits, saves, and takeaways. Negative outcomes that decrease the Index value include goals allowed, opposition shots on goal, faceoff losses, shots blocked by opponents, hits taken, opposition saves, giveaways, and penalties (with escalating negative values for minor penalties, extended penalties, misconduct, and ejections). Each goal scored and goal allowed is subject to different multiplier values for even-strength, power play, and short-handed goals (with adjustments to these multipliers for an empty net goal). In addition, the Canadiens Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, game clinching goals, wins, losses, and high- or low-scoring games), monthly milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during a calendar month), seasonal milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during the regular season, and finishing first or last in conference), and postseason milestones (including winning the Stanley Cup). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Canadiens Index relies exclusively on official NHL statistical data. Accordingly, actions or events outside of actual game play do not affect the Index’s value. The NHL does not participate in the governance or calculation of the Index.

The Canadiens Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Canadiens Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. The Canadiens Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain its leveraged exposure to CANADIENS primarily through CANADIENS Swaps. A CANADIENS Swap is a total return swap agreement that provides the Fund with a return based on the performance of CANADIENS in exchange for a fee paid by the Fund to the swap counterparty. The Fund may also obtain leveraged exposure through other derivatives, including futures contracts on the Canadiens Index (“Index Futures Contracts”), shares of CANADIENS, and other financial instruments that provide daily leveraged exposure to CANADIENS. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

The Fund may invest in CANADIENS Swaps with one or more major global financial institutions that the Adviser believes to be creditworthy. The Adviser intends to select swap counterparties based on a number of factors, including, but not limited to, creditworthiness, execution capability, pricing, liquidity, and operational reliability. The Fund may enter into CANADIENS Swaps with multiple counterparties to reduce counterparty risk and to facilitate execution.

In addition to its investments in CANADIENS Swaps and other derivatives, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

CANADIENS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the Canadiens Index. Because the Fund’s performance is linked to CANADIENS, and CANADIENS’ performance is linked to the Canadiens Index, the Fund’s returns will be affected by the on-ice performance of the Montreal Canadiens as reflected in the Canadiens Index. During the NHL offseason, approximately July through September, the Canadiens Index does not change because no games are played and no new statistical data is generated. The price of CANADIENS may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Canadiens Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in CANADIENS Swaps, shares of CANADIENS, and other instruments that provide leveraged exposure to CANADIENS.

The Fund’s use of swap agreements and other derivatives may subject the Fund to additional regulatory requirements. To the extent that the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund’s investment adviser, [ADVISER], may be required to register as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund may be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Montreal Canadiens

The Montreal Canadiens are a professional ice hockey team based in Montreal, Quebec, competing in the Atlantic Division of the NHL’s Eastern Conference. During the 2025–2026 season, the Canadiens finished third in the Atlantic Division, ranking 5th in standings points, 6th in goals for, 18th in goals against, and 9th in goal differential. The Canadiens were founded in 1909 by J. Ambrose O’Brien. The Canadiens are currently owned by the Molson family, with Geoff Molson serving as Owner and President since 2009. The team has won twenty-four Stanley Cup championships, capturing titles in 1916, 1924, 1930, 1931, 1944, 1946, 1953, 1956, 1957, 1958, 1959, 1960, 1965, 1966, 1968, 1969, 1971, 1973, 1976, 1977, 1978, 1979, 1986, and 1993. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Montreal Canadiens, the NHL, or any of their respective affiliates.

Principal Risks

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. An investment in this Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors should closely monitor their investments and should consider purchasing Fund Shares only if they understand and can bear the risks of the Fund. The following risks could affect the value of your investment in the Fund:

EFFECTS OF COMPOUNDING AND MARKET VOLATILITY RISK. The Fund seeks daily leveraged investment results. The Fund’s returns for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of CANADIENS’ return over the same period. Compounding affects all investments, but has a more significant impact on a daily leveraged fund. A daily leveraged fund will lose money over time if CANADIENS’ performance is flat, and it is possible that the Fund will lose money over time even if CANADIENS’ performance increases. The effect of compounding becomes more pronounced as CANADIENS’ volatility and the holding period increase.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of CANADIENS will be magnified. This means that an investment in the Fund could lose an amount greater than the principal amount invested. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with CANADIENS. Seeking to achieve 200% daily leveraged investment results means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period.

DAILY CORRELATION/TRACKING RISK. There is no guarantee that the Fund will achieve a high degree of correlation with CANADIENS. Achieving such a high degree of correlation on any single day or over time may be difficult. The Fund is subject to correlation risk, which means a correlation between the performance of the Fund and CANADIENS of 200% may not be achieved. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

HOLDING PERIOD RISK. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly direction, from 200% of the daily return of CANADIENS for the same period. The more extreme the daily performance of CANADIENS, the greater the difference. Additionally, the Fund’s return for periods longer than a single day may be negative even when the return of CANADIENS for the same period is positive. The Fund is not suitable for investors who plan to hold Fund Shares for a period of time greater than a single trading day. Investors holding Fund Shares for periods greater than one trading day should understand that holding periods longer than one day may increase the likelihood that the Fund’s returns will differ significantly from 200% of the returns of CANADIENS over the same period.

VOLATILITY RISK. CANADIENS is subject to volatility, and volatility increases the impact of compounding on the Fund’s returns. The value of an investment in the Fund may decrease significantly and without warning under certain market conditions. The more volatile CANADIENS is, the less likely the Fund will achieve returns in proportion to its stated investment objective over periods longer than a single day. Historically, the securities of companies that rely heavily on sports performance-linked investments and derivatives have experienced significant price volatility.

DAILY REBALANCING RISK. Daily rebalancing has important implications for the performance of the Fund for periods longer than a day. The Fund rebalances its portfolio each day to maintain the target leverage exposure. As a consequence, if CANADIENS increases on a given day, the Fund’s net assets should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if CANADIENS decreases on a given day, the Fund’s net assets should decrease, meaning that the Fund’s exposure will need to be decreased. In rising markets, daily rebalancing causes the Fund to “buy high” by increasing exposure, and in declining markets, daily rebalancing causes the Fund to “sell low” by decreasing exposure. The daily rebalancing of the Fund’s portfolio may cause increased transaction costs and may result in the Fund paying more in brokerage commissions. Further, daily rebalancing will impair the Fund’s performance in volatile or flat markets.

INTRA-DAY INVESTMENT RISK. The Fund seeks daily leveraged investment results, which should not be equated with seeking an investment objective for shorter than a day. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to CANADIENS on any trading day, and investors should not expect the Fund to provide leveraged returns on an intra-day basis. If there is a significant intra-day market event and/or CANADIENS experiences a significant change in value, the Fund may not meet its investment objective, be unable to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, because the Fund seeks to meet its investment objective each trading day, market volatility and other factors could impact the Fund’s ability to achieve the desired exposure before the end of each trading day.

COUNTERPARTY RISK. The Fund may invest in financial instruments, including CANADIENS Swaps, that involve counterparties for the purpose of attempting to achieve its investment objective. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and the Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The Fund is subject to the risk that a counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt, or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be heightened when there is significant volatility in the overall market or CANADIENS.

UNDERLYING ETF RISK. The Fund invests in CANADIENS, and therefore the Fund’s investment performance is related to the performance of CANADIENS. The Fund is subject to the risks associated with CANADIENS’ investments, including the risk that CANADIENS will not achieve its stated investment objective. The Fund will bear its proportionate share of any fees and expenses charged by CANADIENS, and shareholders will pay both the management fee of the Fund and indirectly pay the fees and expenses of CANADIENS to the extent the Fund invests in CANADIENS. Shares of CANADIENS may trade at a premium or discount to their net asset value, and shares of CANADIENS may be halted or delisted from trading on an exchange, which could disrupt the Fund’s strategy.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. To the extent the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund may be subject to regulation by the CFTC. In such case, the Adviser may be required to register as a CPO with respect to the Fund, and the Fund may be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked to the performance of the Montreal Canadiens, as reflected in the Canadiens Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. To the extent the Fund invests in Index Futures Contracts, the Fund’s strategy of rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because rolling futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-ice performance, that would have positively affected the Canadiens Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, ETFs, interest rates, or indexes. The Fund’s investments in derivatives, including CANADIENS Swaps, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Swap Agreements Risk. The Fund expects to obtain a substantial portion of its leveraged exposure through total return swap agreements referencing CANADIENS. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk, and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Swaps are also subject to the risk that a counterparty may become unable or unwilling to meet its contractual obligations to the Fund.

Futures Contracts Risk. The Fund may obtain exposure to Index Futures Contracts on the Canadiens Index. Futures contracts may not correlate perfectly with the Canadiens Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-ice performance during the contract term.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

CANADIENS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Canadiens Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Canadiens Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the NHL, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The NHL serves as the sole data source for the underlying statistics but does not participate in index governance. If the NHL were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Canadiens Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of NHL competition. Any actual or perceived compromise of competitive integrity, including match-fixing, referee bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of NHL games, halting the generation of new statistical data upon which the Canadiens Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Canadiens Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [ADVISER] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The NHL season follows a fixed calendar, generally spanning October through June. During the offseason, no games are played and the Canadiens Index is static, generating no new data inputs. Futures linked to the Canadiens Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional hockey may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-ICE RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-ice performance of the Montreal Canadiens as reflected in the Canadiens Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition.

TRADING HOURS AND SPORTING EVENT TIMING RISK. NHL games are typically played during evenings and on weekends, while futures markets and securities exchanges generally operate during standard business hours. Significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [ADVISER] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [ ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports HockeyShares™ 2x Nashville Predators ETF

Important Information About the Fund

The Alpha Sports HockeyShares™ 2x Nashville Predators ETF (the “Fund”) is a daily leveraged exchange-traded fund (“ETF”) that seeks to provide investment results equal to 200% of the daily performance of the Alpha Sports HockeyShares™ Nashville Predators ETF (“PREDATORS”). This Fund is different from most other ETFs in that it seeks leveraged returns relative to an underlying ETF and seeks returns over a period of only one day, before fees and expenses.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and who intend to actively monitor and manage their investments on a daily basis. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. Investors who do not understand the Fund or do not intend to actively manage their funds and monitor their investments should not buy the Fund.

The Fund is not suitable as a buy-and-hold investment. The Fund should not be expected to provide 200% of the cumulative performance of PREDATORS for periods greater than a single day. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% the performance of PREDATORS. Returns over periods other than one day will very likely differ in amount, and possibly direction, from the Fund’s stated multiple times the return of PREDATORS for the same period. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of PREDATORS over the same period. The Fund will lose money if PREDATORS’ performance is flat over time, and as a result of daily rebalancing, PREDATORS’ volatility and the effects of compounding, it is even possible that the Fund will lose money over time while PREDATORS’ performance increases over a period longer than a single day. Longer holding periods, higher volatility of PREDATORS and leverage increase the impact of compounding on an investor’s returns. During periods of higher PREDATORS volatility, the volatility of PREDATORS may affect the Fund’s return as much as, or more than, the return of PREDATORS. An investor could lose the full principal value of his/her investment within a single day.

The Fund’s investment adviser will not attempt to position the Fund’s portfolio to ensure that the Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day. As a consequence, if PREDATORS moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

Investment Objectives

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Nashville Predators ETF.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed ETF that seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Nashville Predators ETF (“PREDATORS”). PREDATORS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Nashville Predators Index (the “Predators Index”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day.

Under normal market conditions, the Fund will obtain its leveraged exposure primarily through total return swap agreements referencing PREDATORS (“PREDATORS Swaps”) but may also obtain exposure through other derivatives, including futures contracts on the Predators Index (“Index Futures Contracts”) in which PREDATORS invests. The Fund expects to invest at least 80% of its net assets (plus any borrowings for investment purposes) in PREDATORS Swaps, futures contracts on the Predators Index, shares of PREDATORS, and other financial instruments that provide daily leveraged exposure to PREDATORS, consistent with the Fund’s investment objective.

About PREDATORS

PREDATORS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Nashville Predators Index (the “Predators Index”), a non-investable index that is designed to measure the cumulative on-ice performance of the Nashville Predators professional ice hockey team over a single season. The Predators Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Nashville Predators over the course of each National Hockey League (“NHL”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Predators Index is administered and calculated by FutureSports (the “Index Provider”).

The Predators Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month (provided at least 100 NHL regular season games occurred during the month), or end of a season. Positive outcomes that increase the Index value include goals scored, shots on goal, faceoff wins, blocked shots, hits, saves, and takeaways. Negative outcomes that decrease the Index value include goals allowed, opposition shots on goal, faceoff losses, shots blocked by opponents, hits taken, opposition saves, giveaways, and penalties (with escalating negative values for minor penalties, extended penalties, misconduct, and ejections). Each goal scored and goal allowed is subject to different multiplier values for even-strength, power play, and short-handed goals (with adjustments to these multipliers for an empty net goal). In addition, the Predators Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, game clinching goals, wins, losses, and high- or low-scoring games), monthly milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during a calendar month), seasonal milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during the regular season, and finishing first or last in conference), and postseason milestones (including winning the Stanley Cup). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Predators Index relies exclusively on official NHL statistical data. Accordingly, actions or events outside of actual game play do not affect the Index’s value. The NHL does not participate in the governance or calculation of the Index.

The Predators Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Predators Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. The Predators Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain its leveraged exposure to PREDATORS primarily through PREDATORS Swaps. A PREDATORS Swap is a total return swap agreement that provides the Fund with a return based on the performance of PREDATORS in exchange for a fee paid by the Fund to the swap counterparty. The Fund may also obtain leveraged exposure through other derivatives, including futures contracts on the Predators Index (“Index Futures Contracts”), shares of PREDATORS, and other financial instruments that provide daily leveraged exposure to PREDATORS. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

The Fund may invest in PREDATORS Swaps with one or more major global financial institutions that the Adviser believes to be creditworthy. The Adviser intends to select swap counterparties based on a number of factors, including, but not limited to, creditworthiness, execution capability, pricing, liquidity, and operational reliability. The Fund may enter into PREDATORS Swaps with multiple counterparties to reduce counterparty risk and to facilitate execution.

In addition to its investments in PREDATORS Swaps and other derivatives, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

PREDATORS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the Predators Index. Because the Fund’s performance is linked to PREDATORS, and PREDATORS’ performance is linked to the Predators Index, the Fund’s returns will be affected by the on-ice performance of the Nashville Predators as reflected in the Predators Index. During the NHL offseason, approximately July through September, the Predators Index does not change because no games are played and no new statistical data is generated. The price of PREDATORS may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Predators Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in PREDATORS Swaps, shares of PREDATORS, and other instruments that provide leveraged exposure to PREDATORS.

The Fund’s use of swap agreements and other derivatives may subject the Fund to additional regulatory requirements. To the extent that the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund’s investment adviser, [ADVISER], may be required to register as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund may be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Nashville Predators

The Nashville Predators are a professional ice hockey team based in Nashville, Tennessee, competing in the Central Division of the NHL’s Western Conference. During the 2025–2026 season, the Predators finished sixth in the Central Division, ranking 22nd in standings points, 21st in goals for, 25th in goals against, and 23rd in goal differential. The Predators were founded in 1998 by businessman Craig Leipold. The Predators are currently owned by Bill Haslam, serving as Chairman and Owner. The team has never won a Stanley Cup championship. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Nashville Predators, the NHL, or any of their respective affiliates.

Principal Risks

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. An investment in this Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors should closely monitor their investments and should consider purchasing Fund Shares only if they understand and can bear the risks of the Fund. The following risks could affect the value of your investment in the Fund:

EFFECTS OF COMPOUNDING AND MARKET VOLATILITY RISK. The Fund seeks daily leveraged investment results. The Fund’s returns for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of PREDATORS’ return over the same period. Compounding affects all investments, but has a more significant impact on a daily leveraged fund. A daily leveraged fund will lose money over time if PREDATORS’ performance is flat, and it is possible that the Fund will lose money over time even if PREDATORS’ performance increases. The effect of compounding becomes more pronounced as PREDATORS’ volatility and the holding period increase.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of PREDATORS will be magnified. This means that an investment in the Fund could lose an amount greater than the principal amount invested. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with PREDATORS. Seeking to achieve 200% daily leveraged investment results means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period.

DAILY CORRELATION/TRACKING RISK. There is no guarantee that the Fund will achieve a high degree of correlation with PREDATORS. Achieving such a high degree of correlation on any single day or over time may be difficult. The Fund is subject to correlation risk, which means a correlation between the performance of the Fund and PREDATORS of 200% may not be achieved. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

HOLDING PERIOD RISK. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly direction, from 200% of the daily return of PREDATORS for the same period. The more extreme the daily performance of PREDATORS, the greater the difference. Additionally, the Fund’s return for periods longer than a single day may be negative even when the return of PREDATORS for the same period is positive. The Fund is not suitable for investors who plan to hold Fund Shares for a period of time greater than a single trading day. Investors holding Fund Shares for periods greater than one trading day should understand that holding periods longer than one day may increase the likelihood that the Fund’s returns will differ significantly from 200% of the returns of PREDATORS over the same period.

VOLATILITY RISK. PREDATORS is subject to volatility, and volatility increases the impact of compounding on the Fund’s returns. The value of an investment in the Fund may decrease significantly and without warning under certain market conditions. The more volatile PREDATORS is, the less likely the Fund will achieve returns in proportion to its stated investment objective over periods longer than a single day. Historically, the securities of companies that rely heavily on sports performance-linked investments and derivatives have experienced significant price volatility.

DAILY REBALANCING RISK. Daily rebalancing has important implications for the performance of the Fund for periods longer than a day. The Fund rebalances its portfolio each day to maintain the target leverage exposure. As a consequence, if PREDATORS increases on a given day, the Fund’s net assets should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if PREDATORS decreases on a given day, the Fund’s net assets should decrease, meaning that the Fund’s exposure will need to be decreased. In rising markets, daily rebalancing causes the Fund to “buy high” by increasing exposure, and in declining markets, daily rebalancing causes the Fund to “sell low” by decreasing exposure. The daily rebalancing of the Fund’s portfolio may cause increased transaction costs and may result in the Fund paying more in brokerage commissions. Further, daily rebalancing will impair the Fund’s performance in volatile or flat markets.

INTRA-DAY INVESTMENT RISK. The Fund seeks daily leveraged investment results, which should not be equated with seeking an investment objective for shorter than a day. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to PREDATORS on any trading day, and investors should not expect the Fund to provide leveraged returns on an intra-day basis. If there is a significant intra-day market event and/or PREDATORS experiences a significant change in value, the Fund may not meet its investment objective, be unable to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, because the Fund seeks to meet its investment objective each trading day, market volatility and other factors could impact the Fund’s ability to achieve the desired exposure before the end of each trading day.

COUNTERPARTY RISK. The Fund may invest in financial instruments, including PREDATORS Swaps, that involve counterparties for the purpose of attempting to achieve its investment objective. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and the Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The Fund is subject to the risk that a counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt, or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be heightened when there is significant volatility in the overall market or PREDATORS.

UNDERLYING ETF RISK. The Fund invests in PREDATORS, and therefore the Fund’s investment performance is related to the performance of PREDATORS. The Fund is subject to the risks associated with PREDATORS’ investments, including the risk that PREDATORS will not achieve its stated investment objective. The Fund will bear its proportionate share of any fees and expenses charged by PREDATORS, and shareholders will pay both the management fee of the Fund and indirectly pay the fees and expenses of PREDATORS to the extent the Fund invests in PREDATORS. Shares of PREDATORS may trade at a premium or discount to their net asset value, and shares of PREDATORS may be halted or delisted from trading on an exchange, which could disrupt the Fund’s strategy.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. To the extent the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund may be subject to regulation by the CFTC. In such case, the Adviser may be required to register as a CPO with respect to the Fund, and the Fund may be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked to the performance of the Nashville Predators, as reflected in the Predators Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. To the extent the Fund invests in Index Futures Contracts, the Fund’s strategy of rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because rolling futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-ice performance, that would have positively affected the Predators Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, ETFs, interest rates, or indexes. The Fund’s investments in derivatives, including PREDATORS Swaps, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Swap Agreements Risk. The Fund expects to obtain a substantial portion of its leveraged exposure through total return swap agreements referencing PREDATORS. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk, and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Swaps are also subject to the risk that a counterparty may become unable or unwilling to meet its contractual obligations to the Fund.

Futures Contracts Risk. The Fund may obtain exposure to Index Futures Contracts on the Predators Index. Futures contracts may not correlate perfectly with the Predators Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-ice performance during the contract term.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

PREDATORS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Predators Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Predators Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the NHL, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The NHL serves as the sole data source for the underlying statistics but does not participate in index governance. If the NHL were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Predators Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of NHL competition. Any actual or perceived compromise of competitive integrity, including match-fixing, referee bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of NHL games, halting the generation of new statistical data upon which the Predators Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Predators Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [ADVISER] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The NHL season follows a fixed calendar, generally spanning October through June. During the offseason, no games are played and the Predators Index is static, generating no new data inputs. Futures linked to the Predators Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional hockey may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-ICE RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-ice performance of the Nashville Predators as reflected in the Predators Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition.

TRADING HOURS AND SPORTING EVENT TIMING RISK. NHL games are typically played during evenings and on weekends, while futures markets and securities exchanges generally operate during standard business hours. Significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [ADVISER] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [ ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports HockeyShares™ 2x New Jersey Devils ETF

Important Information About the Fund

The Alpha Sports HockeyShares™ 2x New Jersey Devils ETF (the “Fund”) is a daily leveraged exchange-traded fund (“ETF”) that seeks to provide investment results equal to 200% of the daily performance of the Alpha Sports HockeyShares™ New Jersey Devils ETF (“DEVILS”). This Fund is different from most other ETFs in that it seeks leveraged returns relative to an underlying ETF and seeks returns over a period of only one day, before fees and expenses.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and who intend to actively monitor and manage their investments on a daily basis. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. Investors who do not understand the Fund or do not intend to actively manage their funds and monitor their investments should not buy the Fund.

The Fund is not suitable as a buy-and-hold investment. The Fund should not be expected to provide 200% of the cumulative performance of DEVILS for periods greater than a single day. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% the performance of DEVILS. Returns over periods other than one day will very likely differ in amount, and possibly direction, from the Fund’s stated multiple times the return of DEVILS for the same period. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of DEVILS over the same period. The Fund will lose money if DEVILS’ performance is flat over time, and as a result of daily rebalancing, DEVILS’ volatility and the effects of compounding, it is even possible that the Fund will lose money over time while DEVILS’ performance increases over a period longer than a single day. Longer holding periods, higher volatility of DEVILS and leverage increase the impact of compounding on an investor’s returns. During periods of higher DEVILS volatility, the volatility of DEVILS may affect the Fund’s return as much as, or more than, the return of DEVILS. An investor could lose the full principal value of his/her investment within a single day.

The Fund’s investment adviser will not attempt to position the Fund’s portfolio to ensure that the Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day. As a consequence, if DEVILS moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

Investment Objectives

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ New Jersey Devils ETF.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed ETF that seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ New Jersey Devils ETF (“DEVILS”). DEVILS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL New Jersey Devils Index (the “Devils Index”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day.

Under normal market conditions, the Fund will obtain its leveraged exposure primarily through total return swap agreements referencing DEVILS (“DEVILS Swaps”) but may also obtain exposure through other derivatives, including futures contracts on the Devils Index (“Index Futures Contracts”) in which DEVILS invests. The Fund expects to invest at least 80% of its net assets (plus any borrowings for investment purposes) in DEVILS Swaps, futures contracts on the Devils Index, shares of DEVILS, and other financial instruments that provide daily leveraged exposure to DEVILS, consistent with the Fund’s investment objective.

About DEVILS

DEVILS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL New Jersey Devils Index (the “Devils Index”), a non-investable index that is designed to measure the cumulative on-ice performance of the New Jersey Devils professional ice hockey team over a single season. The Devils Index is a rules-based benchmark designed to measure the cumulative athletic performance of the New Jersey Devils over the course of each National Hockey League (“NHL”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Devils Index is administered and calculated by FutureSports (the “Index Provider”).

The Devils Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month (provided at least 100 NHL regular season games occurred during the month), or end of a season. Positive outcomes that increase the Index value include goals scored, shots on goal, faceoff wins, blocked shots, hits, saves, and takeaways. Negative outcomes that decrease the Index value include goals allowed, opposition shots on goal, faceoff losses, shots blocked by opponents, hits taken, opposition saves, giveaways, and penalties (with escalating negative values for minor penalties, extended penalties, misconduct, and ejections). Each goal scored and goal allowed is subject to different multiplier values for even-strength, power play, and short-handed goals (with adjustments to these multipliers for an empty net goal). In addition, the Devils Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, game clinching goals, wins, losses, and high- or low-scoring games), monthly milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during a calendar month), seasonal milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during the regular season, and finishing first or last in conference), and postseason milestones (including winning the Stanley Cup). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Devils Index relies exclusively on official NHL statistical data. Accordingly, actions or events outside of actual game play do not affect the Index’s value. The NHL does not participate in the governance or calculation of the Index.

The Devils Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Devils Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. The Devils Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain its leveraged exposure to DEVILS primarily through DEVILS Swaps. A DEVILS Swap is a total return swap agreement that provides the Fund with a return based on the performance of DEVILS in exchange for a fee paid by the Fund to the swap counterparty. The Fund may also obtain leveraged exposure through other derivatives, including futures contracts on the Devils Index (“Index Futures Contracts”), shares of DEVILS, and other financial instruments that provide daily leveraged exposure to DEVILS. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

The Fund may invest in DEVILS Swaps with one or more major global financial institutions that the Adviser believes to be creditworthy. The Adviser intends to select swap counterparties based on a number of factors, including, but not limited to, creditworthiness, execution capability, pricing, liquidity, and operational reliability. The Fund may enter into DEVILS Swaps with multiple counterparties to reduce counterparty risk and to facilitate execution.

In addition to its investments in DEVILS Swaps and other derivatives, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

DEVILS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the Devils Index. Because the Fund’s performance is linked to DEVILS, and DEVILS’ performance is linked to the Devils Index, the Fund’s returns will be affected by the on-ice performance of the New Jersey Devils as reflected in the Devils Index. During the NHL offseason, approximately July through September, the Devils Index does not change because no games are played and no new statistical data is generated. The price of DEVILS may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Devils Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in DEVILS Swaps, shares of DEVILS, and other instruments that provide leveraged exposure to DEVILS.

The Fund’s use of swap agreements and other derivatives may subject the Fund to additional regulatory requirements. To the extent that the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund’s investment adviser, [ADVISER], may be required to register as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund may be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the New Jersey Devils

The New Jersey Devils are a professional ice hockey team based in Newark, New Jersey, competing in the Metropolitan Division of the NHL’s Eastern Conference. During the 2025–2026 season, the Devils finished seventh in the Metropolitan Division, ranking 21st in standings points, 27th in goals for, 17th in goals against, and 24th in goal differential. The Devils were founded in 1974 as the Kansas City Scouts. The Devils are currently owned by Harris Blitzer Sports & Entertainment with Josh Harris and David Blitzer serving as managing partners. The team has won three Stanley Cup championships, capturing titles in 1995, 2000, and 2003. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the New Jersey Devils, the NHL, or any of their respective affiliates.

Principal Risks

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. An investment in this Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors should closely monitor their investments and should consider purchasing Fund Shares only if they understand and can bear the risks of the Fund. The following risks could affect the value of your investment in the Fund:

EFFECTS OF COMPOUNDING AND MARKET VOLATILITY RISK. The Fund seeks daily leveraged investment results. The Fund’s returns for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of DEVILS’ return over the same period. Compounding affects all investments, but has a more significant impact on a daily leveraged fund. A daily leveraged fund will lose money over time if DEVILS’ performance is flat, and it is possible that the Fund will lose money over time even if DEVILS’ performance increases. The effect of compounding becomes more pronounced as DEVILS’ volatility and the holding period increase.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of DEVILS will be magnified. This means that an investment in the Fund could lose an amount greater than the principal amount invested. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with DEVILS. Seeking to achieve 200% daily leveraged investment results means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period.

DAILY CORRELATION/TRACKING RISK. There is no guarantee that the Fund will achieve a high degree of correlation with DEVILS. Achieving such a high degree of correlation on any single day or over time may be difficult. The Fund is subject to correlation risk, which means a correlation between the performance of the Fund and DEVILS of 200% may not be achieved. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

HOLDING PERIOD RISK. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly direction, from 200% of the daily return of DEVILS for the same period. The more extreme the daily performance of DEVILS, the greater the difference. Additionally, the Fund’s return for periods longer than a single day may be negative even when the return of DEVILS for the same period is positive. The Fund is not suitable for investors who plan to hold Fund Shares for a period of time greater than a single trading day. Investors holding Fund Shares for periods greater than one trading day should understand that holding periods longer than one day may increase the likelihood that the Fund’s returns will differ significantly from 200% of the returns of DEVILS over the same period.

VOLATILITY RISK. DEVILS is subject to volatility, and volatility increases the impact of compounding on the Fund’s returns. The value of an investment in the Fund may decrease significantly and without warning under certain market conditions. The more volatile DEVILS is, the less likely the Fund will achieve returns in proportion to its stated investment objective over periods longer than a single day. Historically, the securities of companies that rely heavily on sports performance-linked investments and derivatives have experienced significant price volatility.

DAILY REBALANCING RISK. Daily rebalancing has important implications for the performance of the Fund for periods longer than a day. The Fund rebalances its portfolio each day to maintain the target leverage exposure. As a consequence, if DEVILS increases on a given day, the Fund’s net assets should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if DEVILS decreases on a given day, the Fund’s net assets should decrease, meaning that the Fund’s exposure will need to be decreased. In rising markets, daily rebalancing causes the Fund to “buy high” by increasing exposure, and in declining markets, daily rebalancing causes the Fund to “sell low” by decreasing exposure. The daily rebalancing of the Fund’s portfolio may cause increased transaction costs and may result in the Fund paying more in brokerage commissions. Further, daily rebalancing will impair the Fund’s performance in volatile or flat markets.

INTRA-DAY INVESTMENT RISK. The Fund seeks daily leveraged investment results, which should not be equated with seeking an investment objective for shorter than a day. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to DEVILS on any trading day, and investors should not expect the Fund to provide leveraged returns on an intra-day basis. If there is a significant intra-day market event and/or DEVILS experiences a significant change in value, the Fund may not meet its investment objective, be unable to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, because the Fund seeks to meet its investment objective each trading day, market volatility and other factors could impact the Fund’s ability to achieve the desired exposure before the end of each trading day.

COUNTERPARTY RISK. The Fund may invest in financial instruments, including DEVILS Swaps, that involve counterparties for the purpose of attempting to achieve its investment objective. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and the Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The Fund is subject to the risk that a counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt, or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be heightened when there is significant volatility in the overall market or DEVILS.

UNDERLYING ETF RISK. The Fund invests in DEVILS, and therefore the Fund’s investment performance is related to the performance of DEVILS. The Fund is subject to the risks associated with DEVILS’ investments, including the risk that DEVILS will not achieve its stated investment objective. The Fund will bear its proportionate share of any fees and expenses charged by DEVILS, and shareholders will pay both the management fee of the Fund and indirectly pay the fees and expenses of DEVILS to the extent the Fund invests in DEVILS. Shares of DEVILS may trade at a premium or discount to their net asset value, and shares of DEVILS may be halted or delisted from trading on an exchange, which could disrupt the Fund’s strategy.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. To the extent the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund may be subject to regulation by the CFTC. In such case, the Adviser may be required to register as a CPO with respect to the Fund, and the Fund may be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked to the performance of the New Jersey Devils, as reflected in the Devils Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. To the extent the Fund invests in Index Futures Contracts, the Fund’s strategy of rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because rolling futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-ice performance, that would have positively affected the Devils Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, ETFs, interest rates, or indexes. The Fund’s investments in derivatives, including DEVILS Swaps, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Swap Agreements Risk. The Fund expects to obtain a substantial portion of its leveraged exposure through total return swap agreements referencing DEVILS. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk, and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Swaps are also subject to the risk that a counterparty may become unable or unwilling to meet its contractual obligations to the Fund.

Futures Contracts Risk. The Fund may obtain exposure to Index Futures Contracts on the Devils Index. Futures contracts may not correlate perfectly with the Devils Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-ice performance during the contract term.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

DEVILS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Devils Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Devils Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the NHL, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The NHL serves as the sole data source for the underlying statistics but does not participate in index governance. If the NHL were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Devils Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of NHL competition. Any actual or perceived compromise of competitive integrity, including match-fixing, referee bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of NHL games, halting the generation of new statistical data upon which the Devils Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Devils Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [ADVISER] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The NHL season follows a fixed calendar, generally spanning October through June. During the offseason, no games are played and the Devils Index is static, generating no new data inputs. Futures linked to the Devils Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional hockey may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-ICE RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-ice performance of the New Jersey Devils as reflected in the Devils Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition.

TRADING HOURS AND SPORTING EVENT TIMING RISK. NHL games are typically played during evenings and on weekends, while futures markets and securities exchanges generally operate during standard business hours. Significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [ADVISER] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [ ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports HockeyShares™ 2x New York Islanders ETF

Important Information About the Fund

The Alpha Sports HockeyShares™ 2x New York Islanders ETF (the “Fund”) is a daily leveraged exchange-traded fund (“ETF”) that seeks to provide investment results equal to 200% of the daily performance of the Alpha Sports HockeyShares™ New York Islanders ETF (“ISLANDERS”). This Fund is different from most other ETFs in that it seeks leveraged returns relative to an underlying ETF and seeks returns over a period of only one day, before fees and expenses.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and who intend to actively monitor and manage their investments on a daily basis. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. Investors who do not understand the Fund or do not intend to actively manage their funds and monitor their investments should not buy the Fund.

The Fund is not suitable as a buy-and-hold investment. The Fund should not be expected to provide 200% of the cumulative performance of ISLANDERS for periods greater than a single day. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% the performance of ISLANDERS. Returns over periods other than one day will very likely differ in amount, and possibly direction, from the Fund’s stated multiple times the return of ISLANDERS for the same period. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of ISLANDERS over the same period. The Fund will lose money if ISLANDERS’ performance is flat over time, and as a result of daily rebalancing, ISLANDERS’ volatility and the effects of compounding, it is even possible that the Fund will lose money over time while ISLANDERS’ performance increases over a period longer than a single day. Longer holding periods, higher volatility of ISLANDERS and leverage increase the impact of compounding on an investor’s returns. During periods of higher ISLANDERS volatility, the volatility of ISLANDERS may affect the Fund’s return as much as, or more than, the return of ISLANDERS. An investor could lose the full principal value of his/her investment within a single day.

The Fund’s investment adviser will not attempt to position the Fund’s portfolio to ensure that the Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day. As a consequence, if ISLANDERS moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

Investment Objectives

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ New York Islanders ETF.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed ETF that seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ New York Islanders ETF (“ISLANDERS”). ISLANDERS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL New York Islanders Index (the “Islanders Index”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day.

Under normal market conditions, the Fund will obtain its leveraged exposure primarily through total return swap agreements referencing ISLANDERS (“ISLANDERS Swaps”) but may also obtain exposure through other derivatives, including futures contracts on the Islanders Index (“Index Futures Contracts”) in which ISLANDERS invests. The Fund expects to invest at least 80% of its net assets (plus any borrowings for investment purposes) in ISLANDERS Swaps, futures contracts on the Islanders Index, shares of ISLANDERS, and other financial instruments that provide daily leveraged exposure to ISLANDERS, consistent with the Fund’s investment objective.

About ISLANDERS

ISLANDERS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL New York Islanders Index (the “Islanders Index”), a non-investable index that is designed to measure the cumulative on-ice performance of the New York Islanders professional ice hockey team over a single season. The Islanders Index is a rules-based benchmark designed to measure the cumulative athletic performance of the New York Islanders over the course of each National Hockey League (“NHL”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Islanders Index is administered and calculated by FutureSports (the “Index Provider”).

The Islanders Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month (provided at least 100 NHL regular season games occurred during the month), or end of a season. Positive outcomes that increase the Index value include goals scored, shots on goal, faceoff wins, blocked shots, hits, saves, and takeaways. Negative outcomes that decrease the Index value include goals allowed, opposition shots on goal, faceoff losses, shots blocked by opponents, hits taken, opposition saves, giveaways, and penalties (with escalating negative values for minor penalties, extended penalties, misconduct, and ejections). Each goal scored and goal allowed is subject to different multiplier values for even-strength, power play, and short-handed goals (with adjustments to these multipliers for an empty net goal). In addition, the Islanders Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, game clinching goals, wins, losses, and high- or low-scoring games), monthly milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during a calendar month), seasonal milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during the regular season, and finishing first or last in conference), and postseason milestones (including winning the Stanley Cup). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Islanders Index relies exclusively on official NHL statistical data. Accordingly, actions or events outside of actual game play do not affect the Index’s value. The NHL does not participate in the governance or calculation of the Index.

The Islanders Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Islanders Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. The Islanders Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain its leveraged exposure to ISLANDERS primarily through ISLANDERS Swaps. A ISLANDERS Swap is a total return swap agreement that provides the Fund with a return based on the performance of ISLANDERS in exchange for a fee paid by the Fund to the swap counterparty. The Fund may also obtain leveraged exposure through other derivatives, including futures contracts on the Islanders Index (“Index Futures Contracts”), shares of ISLANDERS, and other financial instruments that provide daily leveraged exposure to ISLANDERS. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

The Fund may invest in ISLANDERS Swaps with one or more major global financial institutions that the Adviser believes to be creditworthy. The Adviser intends to select swap counterparties based on a number of factors, including, but not limited to, creditworthiness, execution capability, pricing, liquidity, and operational reliability. The Fund may enter into ISLANDERS Swaps with multiple counterparties to reduce counterparty risk and to facilitate execution.

In addition to its investments in ISLANDERS Swaps and other derivatives, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

ISLANDERS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the Islanders Index. Because the Fund’s performance is linked to ISLANDERS, and ISLANDERS’ performance is linked to the Islanders Index, the Fund’s returns will be affected by the on-ice performance of the New York Islanders as reflected in the Islanders Index. During the NHL offseason, approximately July through September, the Islanders Index does not change because no games are played and no new statistical data is generated. The price of ISLANDERS may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Islanders Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in ISLANDERS Swaps, shares of ISLANDERS, and other instruments that provide leveraged exposure to ISLANDERS.

The Fund’s use of swap agreements and other derivatives may subject the Fund to additional regulatory requirements. To the extent that the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund’s investment adviser, [ADVISER], may be required to register as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund may be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the New York Islanders

The New York Islanders are a professional ice hockey team based in Elmont, New York, competing in the Metropolitan Division of the NHL’s Eastern Conference. During the 2025–2026 season, the Islanders finished third in the Metropolitan Division, ranking 11th in standings points, 18th in goals for, 8th in goals against, and 11th in goal differential. The Islanders were founded in 1972 by businessman Roy Boe. The Islanders are currently owned by Jon Ledecky and Scott Malkin, serving as Co-Owners since 2016. The team has won four Stanley Cup championships, capturing titles in 1980, 1981, 1982, and 1983. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the New York Islanders, the NHL, or any of their respective affiliates.

Principal Risks

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. An investment in this Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors should closely monitor their investments and should consider purchasing Fund Shares only if they understand and can bear the risks of the Fund. The following risks could affect the value of your investment in the Fund:

EFFECTS OF COMPOUNDING AND MARKET VOLATILITY RISK. The Fund seeks daily leveraged investment results. The Fund’s returns for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of ISLANDERS’ return over the same period. Compounding affects all investments, but has a more significant impact on a daily leveraged fund. A daily leveraged fund will lose money over time if ISLANDERS’ performance is flat, and it is possible that the Fund will lose money over time even if ISLANDERS’ performance increases. The effect of compounding becomes more pronounced as ISLANDERS’ volatility and the holding period increase.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of ISLANDERS will be magnified. This means that an investment in the Fund could lose an amount greater than the principal amount invested. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with ISLANDERS. Seeking to achieve 200% daily leveraged investment results means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period.

DAILY CORRELATION/TRACKING RISK. There is no guarantee that the Fund will achieve a high degree of correlation with ISLANDERS. Achieving such a high degree of correlation on any single day or over time may be difficult. The Fund is subject to correlation risk, which means a correlation between the performance of the Fund and ISLANDERS of 200% may not be achieved. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

HOLDING PERIOD RISK. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly direction, from 200% of the daily return of ISLANDERS for the same period. The more extreme the daily performance of ISLANDERS, the greater the difference. Additionally, the Fund’s return for periods longer than a single day may be negative even when the return of ISLANDERS for the same period is positive. The Fund is not suitable for investors who plan to hold Fund Shares for a period of time greater than a single trading day. Investors holding Fund Shares for periods greater than one trading day should understand that holding periods longer than one day may increase the likelihood that the Fund’s returns will differ significantly from 200% of the returns of ISLANDERS over the same period.

VOLATILITY RISK. ISLANDERS is subject to volatility, and volatility increases the impact of compounding on the Fund’s returns. The value of an investment in the Fund may decrease significantly and without warning under certain market conditions. The more volatile ISLANDERS is, the less likely the Fund will achieve returns in proportion to its stated investment objective over periods longer than a single day. Historically, the securities of companies that rely heavily on sports performance-linked investments and derivatives have experienced significant price volatility.

DAILY REBALANCING RISK. Daily rebalancing has important implications for the performance of the Fund for periods longer than a day. The Fund rebalances its portfolio each day to maintain the target leverage exposure. As a consequence, if ISLANDERS increases on a given day, the Fund’s net assets should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if ISLANDERS decreases on a given day, the Fund’s net assets should decrease, meaning that the Fund’s exposure will need to be decreased. In rising markets, daily rebalancing causes the Fund to “buy high” by increasing exposure, and in declining markets, daily rebalancing causes the Fund to “sell low” by decreasing exposure. The daily rebalancing of the Fund’s portfolio may cause increased transaction costs and may result in the Fund paying more in brokerage commissions. Further, daily rebalancing will impair the Fund’s performance in volatile or flat markets.

INTRA-DAY INVESTMENT RISK. The Fund seeks daily leveraged investment results, which should not be equated with seeking an investment objective for shorter than a day. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to ISLANDERS on any trading day, and investors should not expect the Fund to provide leveraged returns on an intra-day basis. If there is a significant intra-day market event and/or ISLANDERS experiences a significant change in value, the Fund may not meet its investment objective, be unable to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, because the Fund seeks to meet its investment objective each trading day, market volatility and other factors could impact the Fund’s ability to achieve the desired exposure before the end of each trading day.

COUNTERPARTY RISK. The Fund may invest in financial instruments, including ISLANDERS Swaps, that involve counterparties for the purpose of attempting to achieve its investment objective. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and the Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The Fund is subject to the risk that a counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt, or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be heightened when there is significant volatility in the overall market or ISLANDERS.

UNDERLYING ETF RISK. The Fund invests in ISLANDERS, and therefore the Fund’s investment performance is related to the performance of ISLANDERS. The Fund is subject to the risks associated with ISLANDERS’ investments, including the risk that ISLANDERS will not achieve its stated investment objective. The Fund will bear its proportionate share of any fees and expenses charged by ISLANDERS, and shareholders will pay both the management fee of the Fund and indirectly pay the fees and expenses of ISLANDERS to the extent the Fund invests in ISLANDERS. Shares of ISLANDERS may trade at a premium or discount to their net asset value, and shares of ISLANDERS may be halted or delisted from trading on an exchange, which could disrupt the Fund’s strategy.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. To the extent the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund may be subject to regulation by the CFTC. In such case, the Adviser may be required to register as a CPO with respect to the Fund, and the Fund may be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked to the performance of the New York Islanders, as reflected in the Islanders Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. To the extent the Fund invests in Index Futures Contracts, the Fund’s strategy of rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because rolling futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-ice performance, that would have positively affected the Islanders Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, ETFs, interest rates, or indexes. The Fund’s investments in derivatives, including ISLANDERS Swaps, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Swap Agreements Risk. The Fund expects to obtain a substantial portion of its leveraged exposure through total return swap agreements referencing ISLANDERS. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk, and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Swaps are also subject to the risk that a counterparty may become unable or unwilling to meet its contractual obligations to the Fund.

Futures Contracts Risk. The Fund may obtain exposure to Index Futures Contracts on the Islanders Index. Futures contracts may not correlate perfectly with the Islanders Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-ice performance during the contract term.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

ISLANDERS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Islanders Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Islanders Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the NHL, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The NHL serves as the sole data source for the underlying statistics but does not participate in index governance. If the NHL were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Islanders Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of NHL competition. Any actual or perceived compromise of competitive integrity, including match-fixing, referee bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of NHL games, halting the generation of new statistical data upon which the Islanders Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Islanders Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [ADVISER] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The NHL season follows a fixed calendar, generally spanning October through June. During the offseason, no games are played and the Islanders Index is static, generating no new data inputs. Futures linked to the Islanders Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional hockey may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-ICE RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-ice performance of the New York Islanders as reflected in the Islanders Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition.

TRADING HOURS AND SPORTING EVENT TIMING RISK. NHL games are typically played during evenings and on weekends, while futures markets and securities exchanges generally operate during standard business hours. Significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [ADVISER] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [ ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports HockeyShares™ 2x New York Rangers ETF

Important Information About the Fund

The Alpha Sports HockeyShares™ 2x New York Rangers ETF (the “Fund”) is a daily leveraged exchange-traded fund (“ETF”) that seeks to provide investment results equal to 200% of the daily performance of the Alpha Sports HockeyShares™ New York Rangers ETF (“RANGERS”). This Fund is different from most other ETFs in that it seeks leveraged returns relative to an underlying ETF and seeks returns over a period of only one day, before fees and expenses.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and who intend to actively monitor and manage their investments on a daily basis. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. Investors who do not understand the Fund or do not intend to actively manage their funds and monitor their investments should not buy the Fund.

The Fund is not suitable as a buy-and-hold investment. The Fund should not be expected to provide 200% of the cumulative performance of RANGERS for periods greater than a single day. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% the performance of RANGERS. Returns over periods other than one day will very likely differ in amount, and possibly direction, from the Fund’s stated multiple times the return of RANGERS for the same period. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of RANGERS over the same period. The Fund will lose money if RANGERS’ performance is flat over time, and as a result of daily rebalancing, RANGERS’ volatility and the effects of compounding, it is even possible that the Fund will lose money over time while RANGERS’ performance increases over a period longer than a single day. Longer holding periods, higher volatility of RANGERS and leverage increase the impact of compounding on an investor’s returns. During periods of higher RANGERS volatility, the volatility of RANGERS may affect the Fund’s return as much as, or more than, the return of RANGERS. An investor could lose the full principal value of his/her investment within a single day.

The Fund’s investment adviser will not attempt to position the Fund’s portfolio to ensure that the Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day. As a consequence, if RANGERS moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

Investment Objectives

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ New York Rangers ETF.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed ETF that seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ New York Rangers ETF (“RANGERS”). RANGERS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL New York Rangers Index (the “Rangers Index”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day.

Under normal market conditions, the Fund will obtain its leveraged exposure primarily through total return swap agreements referencing RANGERS (“RANGERS Swaps”) but may also obtain exposure through other derivatives, including futures contracts on the Rangers Index (“Index Futures Contracts”) in which RANGERS invests. The Fund expects to invest at least 80% of its net assets (plus any borrowings for investment purposes) in RANGERS Swaps, futures contracts on the Rangers Index, shares of RANGERS, and other financial instruments that provide daily leveraged exposure to RANGERS, consistent with the Fund’s investment objective.

About RANGERS

RANGERS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL New York Rangers Index (the “Rangers Index”), a non-investable index that is designed to measure the cumulative on-ice performance of the New York Rangers professional ice hockey team over a single season. The Rangers Index is a rules-based benchmark designed to measure the cumulative athletic performance of the New York Rangers over the course of each National Hockey League (“NHL”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Rangers Index is administered and calculated by FutureSports (the “Index Provider”).

The Rangers Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month (provided at least 100 NHL regular season games occurred during the month), or end of a season. Positive outcomes that increase the Index value include goals scored, shots on goal, faceoff wins, blocked shots, hits, saves, and takeaways. Negative outcomes that decrease the Index value include goals allowed, opposition shots on goal, faceoff losses, shots blocked by opponents, hits taken, opposition saves, giveaways, and penalties (with escalating negative values for minor penalties, extended penalties, misconduct, and ejections). Each goal scored and goal allowed is subject to different multiplier values for even-strength, power play, and short-handed goals (with adjustments to these multipliers for an empty net goal). In addition, the Rangers Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, game clinching goals, wins, losses, and high- or low-scoring games), monthly milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during a calendar month), seasonal milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during the regular season, and finishing first or last in conference), and postseason milestones (including winning the Stanley Cup). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Rangers Index relies exclusively on official NHL statistical data. Accordingly, actions or events outside of actual game play do not affect the Index’s value. The NHL does not participate in the governance or calculation of the Index.

The Rangers Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Rangers Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. The Rangers Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain its leveraged exposure to RANGERS primarily through RANGERS Swaps. A RANGERS Swap is a total return swap agreement that provides the Fund with a return based on the performance of RANGERS in exchange for a fee paid by the Fund to the swap counterparty. The Fund may also obtain leveraged exposure through other derivatives, including futures contracts on the Rangers Index (“Index Futures Contracts”), shares of RANGERS, and other financial instruments that provide daily leveraged exposure to RANGERS. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

The Fund may invest in RANGERS Swaps with one or more major global financial institutions that the Adviser believes to be creditworthy. The Adviser intends to select swap counterparties based on a number of factors, including, but not limited to, creditworthiness, execution capability, pricing, liquidity, and operational reliability. The Fund may enter into RANGERS Swaps with multiple counterparties to reduce counterparty risk and to facilitate execution.

In addition to its investments in RANGERS Swaps and other derivatives, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

RANGERS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the Rangers Index. Because the Fund’s performance is linked to RANGERS, and RANGERS’ performance is linked to the Rangers Index, the Fund’s returns will be affected by the on-ice performance of the New York Rangers as reflected in the Rangers Index. During the NHL offseason, approximately July through September, the Rangers Index does not change because no games are played and no new statistical data is generated. The price of RANGERS may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Rangers Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in RANGERS Swaps, shares of RANGERS, and other instruments that provide leveraged exposure to RANGERS.

The Fund’s use of swap agreements and other derivatives may subject the Fund to additional regulatory requirements. To the extent that the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund’s investment adviser, [ADVISER], may be required to register as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund may be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the New York Rangers

The New York Rangers are a professional ice hockey team based in New York City, competing in the Metropolitan Division of the NHL’s Eastern Conference. During the 2025–2026 season, the Rangers finished second in the Metropolitan Division, ranking 6th in standings points, 9th in goals for, 6th in goals against, and 8th in goal differential. The Rangers were founded in 1926 by Tex Rickard as part of Madison Square Garden. The Rangers are currently owned by Madison Square Garden Entertainment, with James Dolan serving as Chairman. The team has won four Stanley Cup championships, capturing titles in 1928, 1933, 1940, and 1994. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the New York Rangers, the NHL, or any of their respective affiliates.

Principal Risks

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. An investment in this Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors should closely monitor their investments and should consider purchasing Fund Shares only if they understand and can bear the risks of the Fund. The following risks could affect the value of your investment in the Fund:

EFFECTS OF COMPOUNDING AND MARKET VOLATILITY RISK. The Fund seeks daily leveraged investment results. The Fund’s returns for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of RANGERS’ return over the same period. Compounding affects all investments, but has a more significant impact on a daily leveraged fund. A daily leveraged fund will lose money over time if RANGERS’ performance is flat, and it is possible that the Fund will lose money over time even if RANGERS’ performance increases. The effect of compounding becomes more pronounced as RANGERS’ volatility and the holding period increase.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of RANGERS will be magnified. This means that an investment in the Fund could lose an amount greater than the principal amount invested. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with RANGERS. Seeking to achieve 200% daily leveraged investment results means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period.

DAILY CORRELATION/TRACKING RISK. There is no guarantee that the Fund will achieve a high degree of correlation with RANGERS. Achieving such a high degree of correlation on any single day or over time may be difficult. The Fund is subject to correlation risk, which means a correlation between the performance of the Fund and RANGERS of 200% may not be achieved. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

HOLDING PERIOD RISK. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly direction, from 200% of the daily return of RANGERS for the same period. The more extreme the daily performance of RANGERS, the greater the difference. Additionally, the Fund’s return for periods longer than a single day may be negative even when the return of RANGERS for the same period is positive. The Fund is not suitable for investors who plan to hold Fund Shares for a period of time greater than a single trading day. Investors holding Fund Shares for periods greater than one trading day should understand that holding periods longer than one day may increase the likelihood that the Fund’s returns will differ significantly from 200% of the returns of RANGERS over the same period.

VOLATILITY RISK. RANGERS is subject to volatility, and volatility increases the impact of compounding on the Fund’s returns. The value of an investment in the Fund may decrease significantly and without warning under certain market conditions. The more volatile RANGERS is, the less likely the Fund will achieve returns in proportion to its stated investment objective over periods longer than a single day. Historically, the securities of companies that rely heavily on sports performance-linked investments and derivatives have experienced significant price volatility.

DAILY REBALANCING RISK. Daily rebalancing has important implications for the performance of the Fund for periods longer than a day. The Fund rebalances its portfolio each day to maintain the target leverage exposure. As a consequence, if RANGERS increases on a given day, the Fund’s net assets should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if RANGERS decreases on a given day, the Fund’s net assets should decrease, meaning that the Fund’s exposure will need to be decreased. In rising markets, daily rebalancing causes the Fund to “buy high” by increasing exposure, and in declining markets, daily rebalancing causes the Fund to “sell low” by decreasing exposure. The daily rebalancing of the Fund’s portfolio may cause increased transaction costs and may result in the Fund paying more in brokerage commissions. Further, daily rebalancing will impair the Fund’s performance in volatile or flat markets.

INTRA-DAY INVESTMENT RISK. The Fund seeks daily leveraged investment results, which should not be equated with seeking an investment objective for shorter than a day. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to RANGERS on any trading day, and investors should not expect the Fund to provide leveraged returns on an intra-day basis. If there is a significant intra-day market event and/or RANGERS experiences a significant change in value, the Fund may not meet its investment objective, be unable to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, because the Fund seeks to meet its investment objective each trading day, market volatility and other factors could impact the Fund’s ability to achieve the desired exposure before the end of each trading day.

COUNTERPARTY RISK. The Fund may invest in financial instruments, including RANGERS Swaps, that involve counterparties for the purpose of attempting to achieve its investment objective. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and the Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The Fund is subject to the risk that a counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt, or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be heightened when there is significant volatility in the overall market or RANGERS.

UNDERLYING ETF RISK. The Fund invests in RANGERS, and therefore the Fund’s investment performance is related to the performance of RANGERS. The Fund is subject to the risks associated with RANGERS’ investments, including the risk that RANGERS will not achieve its stated investment objective. The Fund will bear its proportionate share of any fees and expenses charged by RANGERS, and shareholders will pay both the management fee of the Fund and indirectly pay the fees and expenses of RANGERS to the extent the Fund invests in RANGERS. Shares of RANGERS may trade at a premium or discount to their net asset value, and shares of RANGERS may be halted or delisted from trading on an exchange, which could disrupt the Fund’s strategy.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. To the extent the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund may be subject to regulation by the CFTC. In such case, the Adviser may be required to register as a CPO with respect to the Fund, and the Fund may be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked to the performance of the New York Rangers, as reflected in the Rangers Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. To the extent the Fund invests in Index Futures Contracts, the Fund’s strategy of rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because rolling futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-ice performance, that would have positively affected the Rangers Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, ETFs, interest rates, or indexes. The Fund’s investments in derivatives, including RANGERS Swaps, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Swap Agreements Risk. The Fund expects to obtain a substantial portion of its leveraged exposure through total return swap agreements referencing RANGERS. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk, and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Swaps are also subject to the risk that a counterparty may become unable or unwilling to meet its contractual obligations to the Fund.

Futures Contracts Risk. The Fund may obtain exposure to Index Futures Contracts on the Rangers Index. Futures contracts may not correlate perfectly with the Rangers Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-ice performance during the contract term.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

RANGERS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Rangers Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Rangers Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the NHL, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The NHL serves as the sole data source for the underlying statistics but does not participate in index governance. If the NHL were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Rangers Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of NHL competition. Any actual or perceived compromise of competitive integrity, including match-fixing, referee bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of NHL games, halting the generation of new statistical data upon which the Rangers Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Rangers Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [ADVISER] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The NHL season follows a fixed calendar, generally spanning October through June. During the offseason, no games are played and the Rangers Index is static, generating no new data inputs. Futures linked to the Rangers Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional hockey may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-ICE RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-ice performance of the New York Rangers as reflected in the Rangers Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition.

TRADING HOURS AND SPORTING EVENT TIMING RISK. NHL games are typically played during evenings and on weekends, while futures markets and securities exchanges generally operate during standard business hours. Significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [ADVISER] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [ ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports HockeyShares™ 2x Ottawa Senators ETF

Important Information About the Fund

The Alpha Sports HockeyShares™ 2x Ottawa Senators ETF (the “Fund”) is a daily leveraged exchange-traded fund (“ETF”) that seeks to provide investment results equal to 200% of the daily performance of the Alpha Sports HockeyShares™ Ottawa Senators ETF (“SENATORS”). This Fund is different from most other ETFs in that it seeks leveraged returns relative to an underlying ETF and seeks returns over a period of only one day, before fees and expenses.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and who intend to actively monitor and manage their investments on a daily basis. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. Investors who do not understand the Fund or do not intend to actively manage their funds and monitor their investments should not buy the Fund.

The Fund is not suitable as a buy-and-hold investment. The Fund should not be expected to provide 200% of the cumulative performance of SENATORS for periods greater than a single day. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% the performance of SENATORS. Returns over periods other than one day will very likely differ in amount, and possibly direction, from the Fund’s stated multiple times the return of SENATORS for the same period. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of SENATORS over the same period. The Fund will lose money if SENATORS’ performance is flat over time, and as a result of daily rebalancing, SENATORS’ volatility and the effects of compounding, it is even possible that the Fund will lose money over time while SENATORS’ performance increases over a period longer than a single day. Longer holding periods, higher volatility of SENATORS and leverage increase the impact of compounding on an investor’s returns. During periods of higher SENATORS volatility, the volatility of SENATORS may affect the Fund’s return as much as, or more than, the return of SENATORS. An investor could lose the full principal value of his/her investment within a single day.

The Fund’s investment adviser will not attempt to position the Fund’s portfolio to ensure that the Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day. As a consequence, if SENATORS moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

Investment Objectives

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Ottawa Senators ETF.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed ETF that seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Ottawa Senators ETF (“SENATORS”). SENATORS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Ottawa Senators Index (the “Senators Index”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day.

Under normal market conditions, the Fund will obtain its leveraged exposure primarily through total return swap agreements referencing SENATORS (“SENATORS Swaps”) but may also obtain exposure through other derivatives, including futures contracts on the Senators Index (“Index Futures Contracts”) in which SENATORS invests. The Fund expects to invest at least 80% of its net assets (plus any borrowings for investment purposes) in SENATORS Swaps, futures contracts on the Senators Index, shares of SENATORS, and other financial instruments that provide daily leveraged exposure to SENATORS, consistent with the Fund’s investment objective.

About SENATORS

SENATORS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Ottawa Senators Index (the “Senators Index”), a non-investable index that is designed to measure the cumulative on-ice performance of the Ottawa Senators professional ice hockey team over a single season. The Senators Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Ottawa Senators over the course of each National Hockey League (“NHL”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Senators Index is administered and calculated by FutureSports (the “Index Provider”).

The Senators Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month (provided at least 100 NHL regular season games occurred during the month), or end of a season. Positive outcomes that increase the Index value include goals scored, shots on goal, faceoff wins, blocked shots, hits, saves, and takeaways. Negative outcomes that decrease the Index value include goals allowed, opposition shots on goal, faceoff losses, shots blocked by opponents, hits taken, opposition saves, giveaways, and penalties (with escalating negative values for minor penalties, extended penalties, misconduct, and ejections). Each goal scored and goal allowed is subject to different multiplier values for even-strength, power play, and short-handed goals (with adjustments to these multipliers for an empty net goal). In addition, the Senators Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, game clinching goals, wins, losses, and high- or low-scoring games), monthly milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during a calendar month), seasonal milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during the regular season, and finishing first or last in conference), and postseason milestones (including winning the Stanley Cup). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Senators Index relies exclusively on official NHL statistical data. Accordingly, actions or events outside of actual game play do not affect the Index’s value. The NHL does not participate in the governance or calculation of the Index.

The Senators Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Senators Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. The Senators Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain its leveraged exposure to SENATORS primarily through SENATORS Swaps. A SENATORS Swap is a total return swap agreement that provides the Fund with a return based on the performance of SENATORS in exchange for a fee paid by the Fund to the swap counterparty. The Fund may also obtain leveraged exposure through other derivatives, including futures contracts on the Senators Index (“Index Futures Contracts”), shares of SENATORS, and other financial instruments that provide daily leveraged exposure to SENATORS. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

The Fund may invest in SENATORS Swaps with one or more major global financial institutions that the Adviser believes to be creditworthy. The Adviser intends to select swap counterparties based on a number of factors, including, but not limited to, creditworthiness, execution capability, pricing, liquidity, and operational reliability. The Fund may enter into SENATORS Swaps with multiple counterparties to reduce counterparty risk and to facilitate execution.

In addition to its investments in SENATORS Swaps and other derivatives, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

SENATORS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the Senators Index. Because the Fund’s performance is linked to SENATORS, and SENATORS’ performance is linked to the Senators Index, the Fund’s returns will be affected by the on-ice performance of the Ottawa Senators as reflected in the Senators Index. During the NHL offseason, approximately July through September, the Senators Index does not change because no games are played and no new statistical data is generated. The price of SENATORS may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Senators Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in SENATORS Swaps, shares of SENATORS, and other instruments that provide leveraged exposure to SENATORS.

The Fund’s use of swap agreements and other derivatives may subject the Fund to additional regulatory requirements. To the extent that the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund’s investment adviser, [ADVISER], may be required to register as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund may be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Ottawa Senators

The Ottawa Senators are a professional ice hockey team based in Ottawa, Ontario, competing in the Atlantic Division of the NHL’s Eastern Conference. During the 2025–2026 season, the Senators finished second in the Atlantic Division, ranking 12th in standings points, 10th in goals for, 23rd in goals against, and 12th in goal differential. The Senators were founded in 1992 by businessman Bruce Firestone. The Senators are currently owned by Michael Andlauer, serving as Owner and Governor since 2023. The team has never won a Stanley Cup championship. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Ottawa Senators, the NHL, or any of their respective affiliates.

Principal Risks

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. An investment in this Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors should closely monitor their investments and should consider purchasing Fund Shares only if they understand and can bear the risks of the Fund. The following risks could affect the value of your investment in the Fund:

EFFECTS OF COMPOUNDING AND MARKET VOLATILITY RISK. The Fund seeks daily leveraged investment results. The Fund’s returns for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of SENATORS’ return over the same period. Compounding affects all investments, but has a more significant impact on a daily leveraged fund. A daily leveraged fund will lose money over time if SENATORS’ performance is flat, and it is possible that the Fund will lose money over time even if SENATORS’ performance increases. The effect of compounding becomes more pronounced as SENATORS’ volatility and the holding period increase.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of SENATORS will be magnified. This means that an investment in the Fund could lose an amount greater than the principal amount invested. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with SENATORS. Seeking to achieve 200% daily leveraged investment results means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period.

DAILY CORRELATION/TRACKING RISK. There is no guarantee that the Fund will achieve a high degree of correlation with SENATORS. Achieving such a high degree of correlation on any single day or over time may be difficult. The Fund is subject to correlation risk, which means a correlation between the performance of the Fund and SENATORS of 200% may not be achieved. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

HOLDING PERIOD RISK. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly direction, from 200% of the daily return of SENATORS for the same period. The more extreme the daily performance of SENATORS, the greater the difference. Additionally, the Fund’s return for periods longer than a single day may be negative even when the return of SENATORS for the same period is positive. The Fund is not suitable for investors who plan to hold Fund Shares for a period of time greater than a single trading day. Investors holding Fund Shares for periods greater than one trading day should understand that holding periods longer than one day may increase the likelihood that the Fund’s returns will differ significantly from 200% of the returns of SENATORS over the same period.

VOLATILITY RISK. SENATORS is subject to volatility, and volatility increases the impact of compounding on the Fund’s returns. The value of an investment in the Fund may decrease significantly and without warning under certain market conditions. The more volatile SENATORS is, the less likely the Fund will achieve returns in proportion to its stated investment objective over periods longer than a single day. Historically, the securities of companies that rely heavily on sports performance-linked investments and derivatives have experienced significant price volatility.

DAILY REBALANCING RISK. Daily rebalancing has important implications for the performance of the Fund for periods longer than a day. The Fund rebalances its portfolio each day to maintain the target leverage exposure. As a consequence, if SENATORS increases on a given day, the Fund’s net assets should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if SENATORS decreases on a given day, the Fund’s net assets should decrease, meaning that the Fund’s exposure will need to be decreased. In rising markets, daily rebalancing causes the Fund to “buy high” by increasing exposure, and in declining markets, daily rebalancing causes the Fund to “sell low” by decreasing exposure. The daily rebalancing of the Fund’s portfolio may cause increased transaction costs and may result in the Fund paying more in brokerage commissions. Further, daily rebalancing will impair the Fund’s performance in volatile or flat markets.

INTRA-DAY INVESTMENT RISK. The Fund seeks daily leveraged investment results, which should not be equated with seeking an investment objective for shorter than a day. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to SENATORS on any trading day, and investors should not expect the Fund to provide leveraged returns on an intra-day basis. If there is a significant intra-day market event and/or SENATORS experiences a significant change in value, the Fund may not meet its investment objective, be unable to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, because the Fund seeks to meet its investment objective each trading day, market volatility and other factors could impact the Fund’s ability to achieve the desired exposure before the end of each trading day.

COUNTERPARTY RISK. The Fund may invest in financial instruments, including SENATORS Swaps, that involve counterparties for the purpose of attempting to achieve its investment objective. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and the Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The Fund is subject to the risk that a counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt, or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be heightened when there is significant volatility in the overall market or SENATORS.

UNDERLYING ETF RISK. The Fund invests in SENATORS, and therefore the Fund’s investment performance is related to the performance of SENATORS. The Fund is subject to the risks associated with SENATORS’ investments, including the risk that SENATORS will not achieve its stated investment objective. The Fund will bear its proportionate share of any fees and expenses charged by SENATORS, and shareholders will pay both the management fee of the Fund and indirectly pay the fees and expenses of SENATORS to the extent the Fund invests in SENATORS. Shares of SENATORS may trade at a premium or discount to their net asset value, and shares of SENATORS may be halted or delisted from trading on an exchange, which could disrupt the Fund’s strategy.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. To the extent the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund may be subject to regulation by the CFTC. In such case, the Adviser may be required to register as a CPO with respect to the Fund, and the Fund may be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked to the performance of the Ottawa Senators, as reflected in the Senators Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. To the extent the Fund invests in Index Futures Contracts, the Fund’s strategy of rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because rolling futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-ice performance, that would have positively affected the Senators Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, ETFs, interest rates, or indexes. The Fund’s investments in derivatives, including SENATORS Swaps, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Swap Agreements Risk. The Fund expects to obtain a substantial portion of its leveraged exposure through total return swap agreements referencing SENATORS. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk, and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Swaps are also subject to the risk that a counterparty may become unable or unwilling to meet its contractual obligations to the Fund.

Futures Contracts Risk. The Fund may obtain exposure to Index Futures Contracts on the Senators Index. Futures contracts may not correlate perfectly with the Senators Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-ice performance during the contract term.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

SENATORS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Senators Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Senators Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the NHL, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The NHL serves as the sole data source for the underlying statistics but does not participate in index governance. If the NHL were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Senators Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of NHL competition. Any actual or perceived compromise of competitive integrity, including match-fixing, referee bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of NHL games, halting the generation of new statistical data upon which the Senators Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Senators Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [ADVISER] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The NHL season follows a fixed calendar, generally spanning October through June. During the offseason, no games are played and the Senators Index is static, generating no new data inputs. Futures linked to the Senators Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional hockey may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-ICE RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-ice performance of the Ottawa Senators as reflected in the Senators Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition.

TRADING HOURS AND SPORTING EVENT TIMING RISK. NHL games are typically played during evenings and on weekends, while futures markets and securities exchanges generally operate during standard business hours. Significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [ADVISER] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [ ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports HockeyShares™ 2x Philadelphia Flyers ETF

Important Information About the Fund

The Alpha Sports HockeyShares™ 2x Philadelphia Flyers ETF (the “Fund”) is a daily leveraged exchange-traded fund (“ETF”) that seeks to provide investment results equal to 200% of the daily performance of the Alpha Sports HockeyShares™ Philadelphia Flyers ETF (“FLYERS”). This Fund is different from most other ETFs in that it seeks leveraged returns relative to an underlying ETF and seeks returns over a period of only one day, before fees and expenses.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and who intend to actively monitor and manage their investments on a daily basis. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. Investors who do not understand the Fund or do not intend to actively manage their funds and monitor their investments should not buy the Fund.

The Fund is not suitable as a buy-and-hold investment. The Fund should not be expected to provide 200% of the cumulative performance of FLYERS for periods greater than a single day. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% the performance of FLYERS. Returns over periods other than one day will very likely differ in amount, and possibly direction, from the Fund’s stated multiple times the return of FLYERS for the same period. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of FLYERS over the same period. The Fund will lose money if FLYERS’ performance is flat over time, and as a result of daily rebalancing, FLYERS’ volatility and the effects of compounding, it is even possible that the Fund will lose money over time while FLYERS’ performance increases over a period longer than a single day. Longer holding periods, higher volatility of FLYERS and leverage increase the impact of compounding on an investor’s returns. During periods of higher FLYERS volatility, the volatility of FLYERS may affect the Fund’s return as much as, or more than, the return of FLYERS. An investor could lose the full principal value of his/her investment within a single day.

The Fund’s investment adviser will not attempt to position the Fund’s portfolio to ensure that the Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day. As a consequence, if FLYERS moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

Investment Objectives

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Philadelphia Flyers ETF.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed ETF that seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Philadelphia Flyers ETF (“FLYERS”). FLYERS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Philadelphia Flyers Index (the “Flyers Index”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day.

Under normal market conditions, the Fund will obtain its leveraged exposure primarily through total return swap agreements referencing FLYERS (“FLYERS Swaps”) but may also obtain exposure through other derivatives, including futures contracts on the Flyers Index (“Index Futures Contracts”) in which FLYERS invests. The Fund expects to invest at least 80% of its net assets (plus any borrowings for investment purposes) in FLYERS Swaps, futures contracts on the Flyers Index, shares of FLYERS, and other financial instruments that provide daily leveraged exposure to FLYERS, consistent with the Fund’s investment objective.

About FLYERS

FLYERS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Philadelphia Flyers Index (the “Flyers Index”), a non-investable index that is designed to measure the cumulative on-ice performance of the Philadelphia Flyers professional ice hockey team over a single season. The Flyers Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Philadelphia Flyers over the course of each National Hockey League (“NHL”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Flyers Index is administered and calculated by FutureSports (the “Index Provider”).

The Flyers Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month (provided at least 100 NHL regular season games occurred during the month), or end of a season. Positive outcomes that increase the Index value include goals scored, shots on goal, faceoff wins, blocked shots, hits, saves, and takeaways. Negative outcomes that decrease the Index value include goals allowed, opposition shots on goal, faceoff losses, shots blocked by opponents, hits taken, opposition saves, giveaways, and penalties (with escalating negative values for minor penalties, extended penalties, misconduct, and ejections). Each goal scored and goal allowed is subject to different multiplier values for even-strength, power play, and short-handed goals (with adjustments to these multipliers for an empty net goal). In addition, the Flyers Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, game clinching goals, wins, losses, and high- or low-scoring games), monthly milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during a calendar month), seasonal milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during the regular season, and finishing first or last in conference), and postseason milestones (including winning the Stanley Cup). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Flyers Index relies exclusively on official NHL statistical data. Accordingly, actions or events outside of actual game play do not affect the Index’s value. The NHL does not participate in the governance or calculation of the Index.

The Flyers Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Flyers Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. The Flyers Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain its leveraged exposure to FLYERS primarily through FLYERS Swaps. A FLYERS Swap is a total return swap agreement that provides the Fund with a return based on the performance of FLYERS in exchange for a fee paid by the Fund to the swap counterparty. The Fund may also obtain leveraged exposure through other derivatives, including futures contracts on the Flyers Index (“Index Futures Contracts”), shares of FLYERS, and other financial instruments that provide daily leveraged exposure to FLYERS. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

The Fund may invest in FLYERS Swaps with one or more major global financial institutions that the Adviser believes to be creditworthy. The Adviser intends to select swap counterparties based on a number of factors, including, but not limited to, creditworthiness, execution capability, pricing, liquidity, and operational reliability. The Fund may enter into FLYERS Swaps with multiple counterparties to reduce counterparty risk and to facilitate execution.

In addition to its investments in FLYERS Swaps and other derivatives, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

FLYERS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the Flyers Index. Because the Fund’s performance is linked to FLYERS, and FLYERS’ performance is linked to the Flyers Index, the Fund’s returns will be affected by the on-ice performance of the Philadelphia Flyers as reflected in the Flyers Index. During the NHL offseason, approximately July through September, the Flyers Index does not change because no games are played and no new statistical data is generated. The price of FLYERS may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Flyers Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in FLYERS Swaps, shares of FLYERS, and other instruments that provide leveraged exposure to FLYERS.

The Fund’s use of swap agreements and other derivatives may subject the Fund to additional regulatory requirements. To the extent that the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund’s investment adviser, [ADVISER], may be required to register as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund may be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Philadelphia Flyers

The Philadelphia Flyers are a professional ice hockey team based in Philadelphia, Pennsylvania, competing in the Metropolitan Division of the NHL’s Eastern Conference. During the 2025–2026 season, the Flyers finished eighth in the Metropolitan Division, ranking 27th in standings points, 26th in goals for, 26th in goals against, and 27th in goal differential. The Flyers were founded in 1967 as part of the NHL’s first expansion. The Flyers are currently owned by Comcast Spectacor, with Dave Scott serving as Governor. The team has won two Stanley Cup championships, capturing titles in 1974 and 1975. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Philadelphia Flyers, the NHL, or any of their respective affiliates.

Principal Risks

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. An investment in this Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors should closely monitor their investments and should consider purchasing Fund Shares only if they understand and can bear the risks of the Fund. The following risks could affect the value of your investment in the Fund:

EFFECTS OF COMPOUNDING AND MARKET VOLATILITY RISK. The Fund seeks daily leveraged investment results. The Fund’s returns for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of FLYERS’ return over the same period. Compounding affects all investments, but has a more significant impact on a daily leveraged fund. A daily leveraged fund will lose money over time if FLYERS’ performance is flat, and it is possible that the Fund will lose money over time even if FLYERS’ performance increases. The effect of compounding becomes more pronounced as FLYERS’ volatility and the holding period increase.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of FLYERS will be magnified. This means that an investment in the Fund could lose an amount greater than the principal amount invested. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with FLYERS. Seeking to achieve 200% daily leveraged investment results means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period.

DAILY CORRELATION/TRACKING RISK. There is no guarantee that the Fund will achieve a high degree of correlation with FLYERS. Achieving such a high degree of correlation on any single day or over time may be difficult. The Fund is subject to correlation risk, which means a correlation between the performance of the Fund and FLYERS of 200% may not be achieved. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

HOLDING PERIOD RISK. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly direction, from 200% of the daily return of FLYERS for the same period. The more extreme the daily performance of FLYERS, the greater the difference. Additionally, the Fund’s return for periods longer than a single day may be negative even when the return of FLYERS for the same period is positive. The Fund is not suitable for investors who plan to hold Fund Shares for a period of time greater than a single trading day. Investors holding Fund Shares for periods greater than one trading day should understand that holding periods longer than one day may increase the likelihood that the Fund’s returns will differ significantly from 200% of the returns of FLYERS over the same period.

VOLATILITY RISK. FLYERS is subject to volatility, and volatility increases the impact of compounding on the Fund’s returns. The value of an investment in the Fund may decrease significantly and without warning under certain market conditions. The more volatile FLYERS is, the less likely the Fund will achieve returns in proportion to its stated investment objective over periods longer than a single day. Historically, the securities of companies that rely heavily on sports performance-linked investments and derivatives have experienced significant price volatility.

DAILY REBALANCING RISK. Daily rebalancing has important implications for the performance of the Fund for periods longer than a day. The Fund rebalances its portfolio each day to maintain the target leverage exposure. As a consequence, if FLYERS increases on a given day, the Fund’s net assets should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if FLYERS decreases on a given day, the Fund’s net assets should decrease, meaning that the Fund’s exposure will need to be decreased. In rising markets, daily rebalancing causes the Fund to “buy high” by increasing exposure, and in declining markets, daily rebalancing causes the Fund to “sell low” by decreasing exposure. The daily rebalancing of the Fund’s portfolio may cause increased transaction costs and may result in the Fund paying more in brokerage commissions. Further, daily rebalancing will impair the Fund’s performance in volatile or flat markets.

INTRA-DAY INVESTMENT RISK. The Fund seeks daily leveraged investment results, which should not be equated with seeking an investment objective for shorter than a day. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to FLYERS on any trading day, and investors should not expect the Fund to provide leveraged returns on an intra-day basis. If there is a significant intra-day market event and/or FLYERS experiences a significant change in value, the Fund may not meet its investment objective, be unable to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, because the Fund seeks to meet its investment objective each trading day, market volatility and other factors could impact the Fund’s ability to achieve the desired exposure before the end of each trading day.

COUNTERPARTY RISK. The Fund may invest in financial instruments, including FLYERS Swaps, that involve counterparties for the purpose of attempting to achieve its investment objective. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and the Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The Fund is subject to the risk that a counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt, or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be heightened when there is significant volatility in the overall market or FLYERS.

UNDERLYING ETF RISK. The Fund invests in FLYERS, and therefore the Fund’s investment performance is related to the performance of FLYERS. The Fund is subject to the risks associated with FLYERS’ investments, including the risk that FLYERS will not achieve its stated investment objective. The Fund will bear its proportionate share of any fees and expenses charged by FLYERS, and shareholders will pay both the management fee of the Fund and indirectly pay the fees and expenses of FLYERS to the extent the Fund invests in FLYERS. Shares of FLYERS may trade at a premium or discount to their net asset value, and shares of FLYERS may be halted or delisted from trading on an exchange, which could disrupt the Fund’s strategy.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. To the extent the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund may be subject to regulation by the CFTC. In such case, the Adviser may be required to register as a CPO with respect to the Fund, and the Fund may be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked to the performance of the Philadelphia Flyers, as reflected in the Flyers Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. To the extent the Fund invests in Index Futures Contracts, the Fund’s strategy of rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because rolling futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-ice performance, that would have positively affected the Flyers Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, ETFs, interest rates, or indexes. The Fund’s investments in derivatives, including FLYERS Swaps, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Swap Agreements Risk. The Fund expects to obtain a substantial portion of its leveraged exposure through total return swap agreements referencing FLYERS. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk, and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Swaps are also subject to the risk that a counterparty may become unable or unwilling to meet its contractual obligations to the Fund.

Futures Contracts Risk. The Fund may obtain exposure to Index Futures Contracts on the Flyers Index. Futures contracts may not correlate perfectly with the Flyers Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-ice performance during the contract term.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

FLYERS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Flyers Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Flyers Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the NHL, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The NHL serves as the sole data source for the underlying statistics but does not participate in index governance. If the NHL were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Flyers Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of NHL competition. Any actual or perceived compromise of competitive integrity, including match-fixing, referee bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of NHL games, halting the generation of new statistical data upon which the Flyers Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Flyers Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [ADVISER] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The NHL season follows a fixed calendar, generally spanning October through June. During the offseason, no games are played and the Flyers Index is static, generating no new data inputs. Futures linked to the Flyers Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional hockey may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-ICE RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-ice performance of the Philadelphia Flyers as reflected in the Flyers Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition.

TRADING HOURS AND SPORTING EVENT TIMING RISK. NHL games are typically played during evenings and on weekends, while futures markets and securities exchanges generally operate during standard business hours. Significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [ADVISER] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [ ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports HockeyShares™ 2x Pittsburgh Penguins ETF

Important Information About the Fund

The Alpha Sports HockeyShares™ 2x Pittsburgh Penguins ETF (the “Fund”) is a daily leveraged exchange-traded fund (“ETF”) that seeks to provide investment results equal to 200% of the daily performance of the Alpha Sports HockeyShares™ Pittsburgh Penguins ETF (“PENGUINS”). This Fund is different from most other ETFs in that it seeks leveraged returns relative to an underlying ETF and seeks returns over a period of only one day, before fees and expenses.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and who intend to actively monitor and manage their investments on a daily basis. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. Investors who do not understand the Fund or do not intend to actively manage their funds and monitor their investments should not buy the Fund.

The Fund is not suitable as a buy-and-hold investment. The Fund should not be expected to provide 200% of the cumulative performance of PENGUINS for periods greater than a single day. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% the performance of PENGUINS. Returns over periods other than one day will very likely differ in amount, and possibly direction, from the Fund’s stated multiple times the return of PENGUINS for the same period. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of PENGUINS over the same period. The Fund will lose money if PENGUINS’ performance is flat over time, and as a result of daily rebalancing, PENGUINS’ volatility and the effects of compounding, it is even possible that the Fund will lose money over time while PENGUINS’ performance increases over a period longer than a single day. Longer holding periods, higher volatility of PENGUINS and leverage increase the impact of compounding on an investor’s returns. During periods of higher PENGUINS volatility, the volatility of PENGUINS may affect the Fund’s return as much as, or more than, the return of PENGUINS. An investor could lose the full principal value of his/her investment within a single day.

The Fund’s investment adviser will not attempt to position the Fund’s portfolio to ensure that the Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day. As a consequence, if PENGUINS moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

Investment Objectives

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Pittsburgh Penguins ETF.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed ETF that seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Pittsburgh Penguins ETF (“PENGUINS”). PENGUINS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Pittsburgh Penguins Index (the “Penguins Index”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day.

Under normal market conditions, the Fund will obtain its leveraged exposure primarily through total return swap agreements referencing PENGUINS (“PENGUINS Swaps”) but may also obtain exposure through other derivatives, including futures contracts on the Penguins Index (“Index Futures Contracts”) in which PENGUINS invests. The Fund expects to invest at least 80% of its net assets (plus any borrowings for investment purposes) in PENGUINS Swaps, futures contracts on the Penguins Index, shares of PENGUINS, and other financial instruments that provide daily leveraged exposure to PENGUINS, consistent with the Fund’s investment objective.

About PENGUINS

PENGUINS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Pittsburgh Penguins Index (the “Penguins Index”), a non-investable index that is designed to measure the cumulative on-ice performance of the Pittsburgh Penguins professional ice hockey team over a single season. The Penguins Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Pittsburgh Penguins over the course of each National Hockey League (“NHL”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Penguins Index is administered and calculated by FutureSports (the “Index Provider”).

The Penguins Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month (provided at least 100 NHL regular season games occurred during the month), or end of a season. Positive outcomes that increase the Index value include goals scored, shots on goal, faceoff wins, blocked shots, hits, saves, and takeaways. Negative outcomes that decrease the Index value include goals allowed, opposition shots on goal, faceoff losses, shots blocked by opponents, hits taken, opposition saves, giveaways, and penalties (with escalating negative values for minor penalties, extended penalties, misconduct, and ejections). Each goal scored and goal allowed is subject to different multiplier values for even-strength, power play, and short-handed goals (with adjustments to these multipliers for an empty net goal). In addition, the Penguins Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, game clinching goals, wins, losses, and high- or low-scoring games), monthly milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during a calendar month), seasonal milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during the regular season, and finishing first or last in conference), and postseason milestones (including winning the Stanley Cup). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Penguins Index relies exclusively on official NHL statistical data. Accordingly, actions or events outside of actual game play do not affect the Index’s value. The NHL does not participate in the governance or calculation of the Index.

The Penguins Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Penguins Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. The Penguins Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain its leveraged exposure to PENGUINS primarily through PENGUINS Swaps. A PENGUINS Swap is a total return swap agreement that provides the Fund with a return based on the performance of PENGUINS in exchange for a fee paid by the Fund to the swap counterparty. The Fund may also obtain leveraged exposure through other derivatives, including futures contracts on the Penguins Index (“Index Futures Contracts”), shares of PENGUINS, and other financial instruments that provide daily leveraged exposure to PENGUINS. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

The Fund may invest in PENGUINS Swaps with one or more major global financial institutions that the Adviser believes to be creditworthy. The Adviser intends to select swap counterparties based on a number of factors, including, but not limited to, creditworthiness, execution capability, pricing, liquidity, and operational reliability. The Fund may enter into PENGUINS Swaps with multiple counterparties to reduce counterparty risk and to facilitate execution.

In addition to its investments in PENGUINS Swaps and other derivatives, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

PENGUINS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the Penguins Index. Because the Fund’s performance is linked to PENGUINS, and PENGUINS’ performance is linked to the Penguins Index, the Fund’s returns will be affected by the on-ice performance of the Pittsburgh Penguins as reflected in the Penguins Index. During the NHL offseason, approximately July through September, the Penguins Index does not change because no games are played and no new statistical data is generated. The price of PENGUINS may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Penguins Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in PENGUINS Swaps, shares of PENGUINS, and other instruments that provide leveraged exposure to PENGUINS.

The Fund’s use of swap agreements and other derivatives may subject the Fund to additional regulatory requirements. To the extent that the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund’s investment adviser, [ADVISER], may be required to register as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund may be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Pittsburgh Penguins

The Pittsburgh Penguins are a professional ice hockey team based in Pittsburgh, Pennsylvania, competing in the Metropolitan Division of the NHL’s Eastern Conference. During the 2025–2026 season, the Penguins finished fourth in the Metropolitan Division, ranking 13th in standings points, 17th in goals for, 15th in goals against, and 17th in goal differential. The Penguins were founded in 1967 as part of the NHL’s first expansion. The Penguins are currently owned by Fenway Sports Group, with Mario Lemieux as an investor. The team has won five Stanley Cup championships, capturing titles in 1991, 1992, 2009, 2016, and 2017. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Pittsburgh Penguins, the NHL, or any of their respective affiliates.

Principal Risks

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. An investment in this Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors should closely monitor their investments and should consider purchasing Fund Shares only if they understand and can bear the risks of the Fund. The following risks could affect the value of your investment in the Fund:

EFFECTS OF COMPOUNDING AND MARKET VOLATILITY RISK. The Fund seeks daily leveraged investment results. The Fund’s returns for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of PENGUINS’ return over the same period. Compounding affects all investments, but has a more significant impact on a daily leveraged fund. A daily leveraged fund will lose money over time if PENGUINS’ performance is flat, and it is possible that the Fund will lose money over time even if PENGUINS’ performance increases. The effect of compounding becomes more pronounced as PENGUINS’ volatility and the holding period increase.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of PENGUINS will be magnified. This means that an investment in the Fund could lose an amount greater than the principal amount invested. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with PENGUINS. Seeking to achieve 200% daily leveraged investment results means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period.

DAILY CORRELATION/TRACKING RISK. There is no guarantee that the Fund will achieve a high degree of correlation with PENGUINS. Achieving such a high degree of correlation on any single day or over time may be difficult. The Fund is subject to correlation risk, which means a correlation between the performance of the Fund and PENGUINS of 200% may not be achieved. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

HOLDING PERIOD RISK. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly direction, from 200% of the daily return of PENGUINS for the same period. The more extreme the daily performance of PENGUINS, the greater the difference. Additionally, the Fund’s return for periods longer than a single day may be negative even when the return of PENGUINS for the same period is positive. The Fund is not suitable for investors who plan to hold Fund Shares for a period of time greater than a single trading day. Investors holding Fund Shares for periods greater than one trading day should understand that holding periods longer than one day may increase the likelihood that the Fund’s returns will differ significantly from 200% of the returns of PENGUINS over the same period.

VOLATILITY RISK. PENGUINS is subject to volatility, and volatility increases the impact of compounding on the Fund’s returns. The value of an investment in the Fund may decrease significantly and without warning under certain market conditions. The more volatile PENGUINS is, the less likely the Fund will achieve returns in proportion to its stated investment objective over periods longer than a single day. Historically, the securities of companies that rely heavily on sports performance-linked investments and derivatives have experienced significant price volatility.

DAILY REBALANCING RISK. Daily rebalancing has important implications for the performance of the Fund for periods longer than a day. The Fund rebalances its portfolio each day to maintain the target leverage exposure. As a consequence, if PENGUINS increases on a given day, the Fund’s net assets should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if PENGUINS decreases on a given day, the Fund’s net assets should decrease, meaning that the Fund’s exposure will need to be decreased. In rising markets, daily rebalancing causes the Fund to “buy high” by increasing exposure, and in declining markets, daily rebalancing causes the Fund to “sell low” by decreasing exposure. The daily rebalancing of the Fund’s portfolio may cause increased transaction costs and may result in the Fund paying more in brokerage commissions. Further, daily rebalancing will impair the Fund’s performance in volatile or flat markets.

INTRA-DAY INVESTMENT RISK. The Fund seeks daily leveraged investment results, which should not be equated with seeking an investment objective for shorter than a day. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to PENGUINS on any trading day, and investors should not expect the Fund to provide leveraged returns on an intra-day basis. If there is a significant intra-day market event and/or PENGUINS experiences a significant change in value, the Fund may not meet its investment objective, be unable to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, because the Fund seeks to meet its investment objective each trading day, market volatility and other factors could impact the Fund’s ability to achieve the desired exposure before the end of each trading day.

COUNTERPARTY RISK. The Fund may invest in financial instruments, including PENGUINS Swaps, that involve counterparties for the purpose of attempting to achieve its investment objective. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and the Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The Fund is subject to the risk that a counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt, or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be heightened when there is significant volatility in the overall market or PENGUINS.

UNDERLYING ETF RISK. The Fund invests in PENGUINS, and therefore the Fund’s investment performance is related to the performance of PENGUINS. The Fund is subject to the risks associated with PENGUINS’ investments, including the risk that PENGUINS will not achieve its stated investment objective. The Fund will bear its proportionate share of any fees and expenses charged by PENGUINS, and shareholders will pay both the management fee of the Fund and indirectly pay the fees and expenses of PENGUINS to the extent the Fund invests in PENGUINS. Shares of PENGUINS may trade at a premium or discount to their net asset value, and shares of PENGUINS may be halted or delisted from trading on an exchange, which could disrupt the Fund’s strategy.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. To the extent the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund may be subject to regulation by the CFTC. In such case, the Adviser may be required to register as a CPO with respect to the Fund, and the Fund may be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked to the performance of the Pittsburgh Penguins, as reflected in the Penguins Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. To the extent the Fund invests in Index Futures Contracts, the Fund’s strategy of rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because rolling futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-ice performance, that would have positively affected the Penguins Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, ETFs, interest rates, or indexes. The Fund’s investments in derivatives, including PENGUINS Swaps, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Swap Agreements Risk. The Fund expects to obtain a substantial portion of its leveraged exposure through total return swap agreements referencing PENGUINS. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk, and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Swaps are also subject to the risk that a counterparty may become unable or unwilling to meet its contractual obligations to the Fund.

Futures Contracts Risk. The Fund may obtain exposure to Index Futures Contracts on the Penguins Index. Futures contracts may not correlate perfectly with the Penguins Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-ice performance during the contract term.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

PENGUINS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Penguins Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Penguins Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the NHL, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The NHL serves as the sole data source for the underlying statistics but does not participate in index governance. If the NHL were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Penguins Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of NHL competition. Any actual or perceived compromise of competitive integrity, including match-fixing, referee bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of NHL games, halting the generation of new statistical data upon which the Penguins Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Penguins Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [ADVISER] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The NHL season follows a fixed calendar, generally spanning October through June. During the offseason, no games are played and the Penguins Index is static, generating no new data inputs. Futures linked to the Penguins Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional hockey may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-ICE RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-ice performance of the Pittsburgh Penguins as reflected in the Penguins Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition.

TRADING HOURS AND SPORTING EVENT TIMING RISK. NHL games are typically played during evenings and on weekends, while futures markets and securities exchanges generally operate during standard business hours. Significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [ADVISER] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [ ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports HockeyShares™ 2x San Jose Sharks ETF

Important Information About the Fund

The Alpha Sports HockeyShares™ 2x San Jose Sharks ETF (the “Fund”) is a daily leveraged exchange-traded fund (“ETF”) that seeks to provide investment results equal to 200% of the daily performance of the Alpha Sports HockeyShares™ San Jose Sharks ETF (“SHARKS”). This Fund is different from most other ETFs in that it seeks leveraged returns relative to an underlying ETF and seeks returns over a period of only one day, before fees and expenses.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and who intend to actively monitor and manage their investments on a daily basis. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. Investors who do not understand the Fund or do not intend to actively manage their funds and monitor their investments should not buy the Fund.

The Fund is not suitable as a buy-and-hold investment. The Fund should not be expected to provide 200% of the cumulative performance of SHARKS for periods greater than a single day. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% the performance of SHARKS. Returns over periods other than one day will very likely differ in amount, and possibly direction, from the Fund’s stated multiple times the return of SHARKS for the same period. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of SHARKS over the same period. The Fund will lose money if SHARKS’ performance is flat over time, and as a result of daily rebalancing, SHARKS’ volatility and the effects of compounding, it is even possible that the Fund will lose money over time while SHARKS’ performance increases over a period longer than a single day. Longer holding periods, higher volatility of SHARKS and leverage increase the impact of compounding on an investor’s returns. During periods of higher SHARKS volatility, the volatility of SHARKS may affect the Fund’s return as much as, or more than, the return of SHARKS. An investor could lose the full principal value of his/her investment within a single day.

The Fund’s investment adviser will not attempt to position the Fund’s portfolio to ensure that the Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day. As a consequence, if SHARKS moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

Investment Objectives

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ San Jose Sharks ETF.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed ETF that seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ San Jose Sharks ETF (“SHARKS”). SHARKS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL San Jose Sharks Index (the “Sharks Index”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day.

Under normal market conditions, the Fund will obtain its leveraged exposure primarily through total return swap agreements referencing SHARKS (“SHARKS Swaps”) but may also obtain exposure through other derivatives, including futures contracts on the Sharks Index (“Index Futures Contracts”) in which SHARKS invests. The Fund expects to invest at least 80% of its net assets (plus any borrowings for investment purposes) in SHARKS Swaps, futures contracts on the Sharks Index, shares of SHARKS, and other financial instruments that provide daily leveraged exposure to SHARKS, consistent with the Fund’s investment objective.

About SHARKS

SHARKS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL San Jose Sharks Index (the “Sharks Index”), a non-investable index that is designed to measure the cumulative on-ice performance of the San Jose Sharks professional ice hockey team over a single season. The Sharks Index is a rules-based benchmark designed to measure the cumulative athletic performance of the San Jose Sharks over the course of each National Hockey League (“NHL”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Sharks Index is administered and calculated by FutureSports (the “Index Provider”).

The Sharks Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month (provided at least 100 NHL regular season games occurred during the month), or end of a season. Positive outcomes that increase the Index value include goals scored, shots on goal, faceoff wins, blocked shots, hits, saves, and takeaways. Negative outcomes that decrease the Index value include goals allowed, opposition shots on goal, faceoff losses, shots blocked by opponents, hits taken, opposition saves, giveaways, and penalties (with escalating negative values for minor penalties, extended penalties, misconduct, and ejections). Each goal scored and goal allowed is subject to different multiplier values for even-strength, power play, and short-handed goals (with adjustments to these multipliers for an empty net goal). In addition, the Sharks Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, game clinching goals, wins, losses, and high- or low-scoring games), monthly milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during a calendar month), seasonal milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during the regular season, and finishing first or last in conference), and postseason milestones (including winning the Stanley Cup). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Sharks Index relies exclusively on official NHL statistical data. Accordingly, actions or events outside of actual game play do not affect the Index’s value. The NHL does not participate in the governance or calculation of the Index.

The Sharks Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Sharks Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. The Sharks Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain its leveraged exposure to SHARKS primarily through SHARKS Swaps. A SHARKS Swap is a total return swap agreement that provides the Fund with a return based on the performance of SHARKS in exchange for a fee paid by the Fund to the swap counterparty. The Fund may also obtain leveraged exposure through other derivatives, including futures contracts on the Sharks Index (“Index Futures Contracts”), shares of SHARKS, and other financial instruments that provide daily leveraged exposure to SHARKS. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

The Fund may invest in SHARKS Swaps with one or more major global financial institutions that the Adviser believes to be creditworthy. The Adviser intends to select swap counterparties based on a number of factors, including, but not limited to, creditworthiness, execution capability, pricing, liquidity, and operational reliability. The Fund may enter into SHARKS Swaps with multiple counterparties to reduce counterparty risk and to facilitate execution.

In addition to its investments in SHARKS Swaps and other derivatives, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

SHARKS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the Sharks Index. Because the Fund’s performance is linked to SHARKS, and SHARKS’ performance is linked to the Sharks Index, the Fund’s returns will be affected by the on-ice performance of the San Jose Sharks as reflected in the Sharks Index. During the NHL offseason, approximately July through September, the Sharks Index does not change because no games are played and no new statistical data is generated. The price of SHARKS may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Sharks Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in SHARKS Swaps, shares of SHARKS, and other instruments that provide leveraged exposure to SHARKS.

The Fund’s use of swap agreements and other derivatives may subject the Fund to additional regulatory requirements. To the extent that the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund’s investment adviser, [ADVISER], may be required to register as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund may be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the San Jose Sharks

The San Jose Sharks are a professional ice hockey team based in San Jose, California, competing in the Pacific Division of the NHL’s Western Conference. During the 2025–2026 season, the Sharks finished last in the Pacific Division, ranking 32nd in standings points, 30th in goals for, 32nd in goals against, and 32nd in goal differential. The Sharks were founded in 1991 by George and Gordon Gund. The Sharks are currently owned by the San Jose Sharks Hockey LLC led by Hasso Plattner as principal owner. The team has never won a Stanley Cup championship. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the San Jose Sharks, the NHL, or any of their respective affiliates.

Principal Risks

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. An investment in this Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors should closely monitor their investments and should consider purchasing Fund Shares only if they understand and can bear the risks of the Fund. The following risks could affect the value of your investment in the Fund:

EFFECTS OF COMPOUNDING AND MARKET VOLATILITY RISK. The Fund seeks daily leveraged investment results. The Fund’s returns for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of SHARKS’ return over the same period. Compounding affects all investments, but has a more significant impact on a daily leveraged fund. A daily leveraged fund will lose money over time if SHARKS’ performance is flat, and it is possible that the Fund will lose money over time even if SHARKS’ performance increases. The effect of compounding becomes more pronounced as SHARKS’ volatility and the holding period increase.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of SHARKS will be magnified. This means that an investment in the Fund could lose an amount greater than the principal amount invested. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with SHARKS. Seeking to achieve 200% daily leveraged investment results means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period.

DAILY CORRELATION/TRACKING RISK. There is no guarantee that the Fund will achieve a high degree of correlation with SHARKS. Achieving such a high degree of correlation on any single day or over time may be difficult. The Fund is subject to correlation risk, which means a correlation between the performance of the Fund and SHARKS of 200% may not be achieved. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

HOLDING PERIOD RISK. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly direction, from 200% of the daily return of SHARKS for the same period. The more extreme the daily performance of SHARKS, the greater the difference. Additionally, the Fund’s return for periods longer than a single day may be negative even when the return of SHARKS for the same period is positive. The Fund is not suitable for investors who plan to hold Fund Shares for a period of time greater than a single trading day. Investors holding Fund Shares for periods greater than one trading day should understand that holding periods longer than one day may increase the likelihood that the Fund’s returns will differ significantly from 200% of the returns of SHARKS over the same period.

VOLATILITY RISK. SHARKS is subject to volatility, and volatility increases the impact of compounding on the Fund’s returns. The value of an investment in the Fund may decrease significantly and without warning under certain market conditions. The more volatile SHARKS is, the less likely the Fund will achieve returns in proportion to its stated investment objective over periods longer than a single day. Historically, the securities of companies that rely heavily on sports performance-linked investments and derivatives have experienced significant price volatility.

DAILY REBALANCING RISK. Daily rebalancing has important implications for the performance of the Fund for periods longer than a day. The Fund rebalances its portfolio each day to maintain the target leverage exposure. As a consequence, if SHARKS increases on a given day, the Fund’s net assets should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if SHARKS decreases on a given day, the Fund’s net assets should decrease, meaning that the Fund’s exposure will need to be decreased. In rising markets, daily rebalancing causes the Fund to “buy high” by increasing exposure, and in declining markets, daily rebalancing causes the Fund to “sell low” by decreasing exposure. The daily rebalancing of the Fund’s portfolio may cause increased transaction costs and may result in the Fund paying more in brokerage commissions. Further, daily rebalancing will impair the Fund’s performance in volatile or flat markets.

INTRA-DAY INVESTMENT RISK. The Fund seeks daily leveraged investment results, which should not be equated with seeking an investment objective for shorter than a day. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to SHARKS on any trading day, and investors should not expect the Fund to provide leveraged returns on an intra-day basis. If there is a significant intra-day market event and/or SHARKS experiences a significant change in value, the Fund may not meet its investment objective, be unable to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, because the Fund seeks to meet its investment objective each trading day, market volatility and other factors could impact the Fund’s ability to achieve the desired exposure before the end of each trading day.

COUNTERPARTY RISK. The Fund may invest in financial instruments, including SHARKS Swaps, that involve counterparties for the purpose of attempting to achieve its investment objective. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and the Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The Fund is subject to the risk that a counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt, or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be heightened when there is significant volatility in the overall market or SHARKS.

UNDERLYING ETF RISK. The Fund invests in SHARKS, and therefore the Fund’s investment performance is related to the performance of SHARKS. The Fund is subject to the risks associated with SHARKS’ investments, including the risk that SHARKS will not achieve its stated investment objective. The Fund will bear its proportionate share of any fees and expenses charged by SHARKS, and shareholders will pay both the management fee of the Fund and indirectly pay the fees and expenses of SHARKS to the extent the Fund invests in SHARKS. Shares of SHARKS may trade at a premium or discount to their net asset value, and shares of SHARKS may be halted or delisted from trading on an exchange, which could disrupt the Fund’s strategy.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. To the extent the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund may be subject to regulation by the CFTC. In such case, the Adviser may be required to register as a CPO with respect to the Fund, and the Fund may be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked to the performance of the San Jose Sharks, as reflected in the Sharks Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. To the extent the Fund invests in Index Futures Contracts, the Fund’s strategy of rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because rolling futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-ice performance, that would have positively affected the Sharks Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, ETFs, interest rates, or indexes. The Fund’s investments in derivatives, including SHARKS Swaps, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Swap Agreements Risk. The Fund expects to obtain a substantial portion of its leveraged exposure through total return swap agreements referencing SHARKS. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk, and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Swaps are also subject to the risk that a counterparty may become unable or unwilling to meet its contractual obligations to the Fund.

Futures Contracts Risk. The Fund may obtain exposure to Index Futures Contracts on the Sharks Index. Futures contracts may not correlate perfectly with the Sharks Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-ice performance during the contract term.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

SHARKS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Sharks Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Sharks Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the NHL, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The NHL serves as the sole data source for the underlying statistics but does not participate in index governance. If the NHL were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Sharks Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of NHL competition. Any actual or perceived compromise of competitive integrity, including match-fixing, referee bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of NHL games, halting the generation of new statistical data upon which the Sharks Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Sharks Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [ADVISER] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The NHL season follows a fixed calendar, generally spanning October through June. During the offseason, no games are played and the Sharks Index is static, generating no new data inputs. Futures linked to the Sharks Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional hockey may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-ICE RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-ice performance of the San Jose Sharks as reflected in the Sharks Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition.

TRADING HOURS AND SPORTING EVENT TIMING RISK. NHL games are typically played during evenings and on weekends, while futures markets and securities exchanges generally operate during standard business hours. Significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [ADVISER] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [       ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports HockeyShares™ 2x Seattle Kraken ETF

Important Information About the Fund

The Alpha Sports HockeyShares™ 2x Seattle Kraken ETF (the “Fund”) is a daily leveraged exchange-traded fund (“ETF”) that seeks to provide investment results equal to 200% of the daily performance of the Alpha Sports HockeyShares™ Seattle Kraken ETF (“KRAKEN”). This Fund is different from most other ETFs in that it seeks leveraged returns relative to an underlying ETF and seeks returns over a period of only one day, before fees and expenses.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and who intend to actively monitor and manage their investments on a daily basis. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. Investors who do not understand the Fund or do not intend to actively manage their funds and monitor their investments should not buy the Fund.

The Fund is not suitable as a buy-and-hold investment. The Fund should not be expected to provide 200% of the cumulative performance of KRAKEN for periods greater than a single day. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% the performance of KRAKEN. Returns over periods other than one day will very likely differ in amount, and possibly direction, from the Fund’s stated multiple times the return of KRAKEN for the same period. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of KRAKEN over the same period. The Fund will lose money if KRAKEN’ performance is flat over time, and as a result of daily rebalancing, KRAKEN’ volatility and the effects of compounding, it is even possible that the Fund will lose money over time while KRAKEN’ performance increases over a period longer than a single day. Longer holding periods, higher volatility of KRAKEN and leverage increase the impact of compounding on an investor’s returns. During periods of higher KRAKEN volatility, the volatility of KRAKEN may affect the Fund’s return as much as, or more than, the return of KRAKEN. An investor could lose the full principal value of his/her investment within a single day.

The Fund’s investment adviser will not attempt to position the Fund’s portfolio to ensure that the Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day. As a consequence, if KRAKEN moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

Investment Objectives

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Seattle Kraken ETF.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed ETF that seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Seattle Kraken ETF (“KRAKEN”). KRAKEN is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Seattle Kraken Index (the “Kraken Index”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day.

Under normal market conditions, the Fund will obtain its leveraged exposure primarily through total return swap agreements referencing KRAKEN (“KRAKEN Swaps”) but may also obtain exposure through other derivatives, including futures contracts on the Kraken Index (“Index Futures Contracts”) in which KRAKEN invests. The Fund expects to invest at least 80% of its net assets (plus any borrowings for investment purposes) in KRAKEN Swaps, futures contracts on the Kraken Index, shares of KRAKEN, and other financial instruments that provide daily leveraged exposure to KRAKEN, consistent with the Fund’s investment objective.

About KRAKEN

KRAKEN is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Seattle Kraken Index (the “Kraken Index”), a non-investable index that is designed to measure the cumulative on-ice performance of the Seattle Kraken professional ice hockey team over a single season. The Kraken Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Seattle Kraken over the course of each National Hockey League (“NHL”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Kraken Index is administered and calculated by FutureSports (the “Index Provider”).

The Kraken Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month (provided at least 100 NHL regular season games occurred during the month), or end of a season. Positive outcomes that increase the Index value include goals scored, shots on goal, faceoff wins, blocked shots, hits, saves, and takeaways. Negative outcomes that decrease the Index value include goals allowed, opposition shots on goal, faceoff losses, shots blocked by opponents, hits taken, opposition saves, giveaways, and penalties (with escalating negative values for minor penalties, extended penalties, misconduct, and ejections). Each goal scored and goal allowed is subject to different multiplier values for even-strength, power play, and short-handed goals (with adjustments to these multipliers for an empty net goal). In addition, the Kraken Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, game clinching goals, wins, losses, and high- or low-scoring games), monthly milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during a calendar month), seasonal milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during the regular season, and finishing first or last in conference), and postseason milestones (including winning the Stanley Cup). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Kraken Index relies exclusively on official NHL statistical data. Accordingly, actions or events outside of actual game play do not affect the Index’s value. The NHL does not participate in the governance or calculation of the Index.

The Kraken Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Kraken Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. The Kraken Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain its leveraged exposure to KRAKEN primarily through KRAKEN Swaps. A KRAKEN Swap is a total return swap agreement that provides the Fund with a return based on the performance of KRAKEN in exchange for a fee paid by the Fund to the swap counterparty. The Fund may also obtain leveraged exposure through other derivatives, including futures contracts on the Kraken Index (“Index Futures Contracts”), shares of KRAKEN, and other financial instruments that provide daily leveraged exposure to KRAKEN. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

The Fund may invest in KRAKEN Swaps with one or more major global financial institutions that the Adviser believes to be creditworthy. The Adviser intends to select swap counterparties based on a number of factors, including, but not limited to, creditworthiness, execution capability, pricing, liquidity, and operational reliability. The Fund may enter into KRAKEN Swaps with multiple counterparties to reduce counterparty risk and to facilitate execution.

In addition to its investments in KRAKEN Swaps and other derivatives, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

KRAKEN is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the Kraken Index. Because the Fund’s performance is linked to KRAKEN, and KRAKEN’ performance is linked to the Kraken Index, the Fund’s returns will be affected by the on-ice performance of the Seattle Kraken as reflected in the Kraken Index. During the NHL offseason, approximately July through September, the Kraken Index does not change because no games are played and no new statistical data is generated. The price of KRAKEN may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Kraken Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in KRAKEN Swaps, shares of KRAKEN, and other instruments that provide leveraged exposure to KRAKEN.

The Fund’s use of swap agreements and other derivatives may subject the Fund to additional regulatory requirements. To the extent that the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund’s investment adviser, [ADVISER], may be required to register as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund may be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Seattle Kraken

The Seattle Kraken are a professional ice hockey team based in Seattle, Washington, competing in the Pacific Division of the NHL’s Western Conference. During the 2025–2026 season, the Kraken finished sixth in the Pacific Division, ranking 26th in standings points, 25th in goals for, 22nd in goals against, and 25th in goal differential. The Kraken were founded in 2021 as an expansion franchise, with David Bonderman and Jerry Bruckheimer leading the ownership group. The Kraken are currently owned by Seattle Hockey Partners, with Tod Leiweke serving as CEO. The team has never won a Stanley Cup championship. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Seattle Kraken, the NHL, or any of their respective affiliates.

Principal Risks

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. An investment in this Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors should closely monitor their investments and should consider purchasing Fund Shares only if they understand and can bear the risks of the Fund. The following risks could affect the value of your investment in the Fund:

EFFECTS OF COMPOUNDING AND MARKET VOLATILITY RISK. The Fund seeks daily leveraged investment results. The Fund’s returns for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of KRAKEN’ return over the same period. Compounding affects all investments, but has a more significant impact on a daily leveraged fund. A daily leveraged fund will lose money over time if KRAKEN’ performance is flat, and it is possible that the Fund will lose money over time even if KRAKEN’ performance increases. The effect of compounding becomes more pronounced as KRAKEN’ volatility and the holding period increase.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of KRAKEN will be magnified. This means that an investment in the Fund could lose an amount greater than the principal amount invested. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with KRAKEN. Seeking to achieve 200% daily leveraged investment results means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period.

DAILY CORRELATION/TRACKING RISK. There is no guarantee that the Fund will achieve a high degree of correlation with KRAKEN. Achieving such a high degree of correlation on any single day or over time may be difficult. The Fund is subject to correlation risk, which means a correlation between the performance of the Fund and KRAKEN of 200% may not be achieved. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

HOLDING PERIOD RISK. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly direction, from 200% of the daily return of KRAKEN for the same period. The more extreme the daily performance of KRAKEN, the greater the difference. Additionally, the Fund’s return for periods longer than a single day may be negative even when the return of KRAKEN for the same period is positive. The Fund is not suitable for investors who plan to hold Fund Shares for a period of time greater than a single trading day. Investors holding Fund Shares for periods greater than one trading day should understand that holding periods longer than one day may increase the likelihood that the Fund’s returns will differ significantly from 200% of the returns of KRAKEN over the same period.

VOLATILITY RISK. KRAKEN is subject to volatility, and volatility increases the impact of compounding on the Fund’s returns. The value of an investment in the Fund may decrease significantly and without warning under certain market conditions. The more volatile KRAKEN is, the less likely the Fund will achieve returns in proportion to its stated investment objective over periods longer than a single day. Historically, the securities of companies that rely heavily on sports performance-linked investments and derivatives have experienced significant price volatility.

DAILY REBALANCING RISK. Daily rebalancing has important implications for the performance of the Fund for periods longer than a day. The Fund rebalances its portfolio each day to maintain the target leverage exposure. As a consequence, if KRAKEN increases on a given day, the Fund’s net assets should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if KRAKEN decreases on a given day, the Fund’s net assets should decrease, meaning that the Fund’s exposure will need to be decreased. In rising markets, daily rebalancing causes the Fund to “buy high” by increasing exposure, and in declining markets, daily rebalancing causes the Fund to “sell low” by decreasing exposure. The daily rebalancing of the Fund’s portfolio may cause increased transaction costs and may result in the Fund paying more in brokerage commissions. Further, daily rebalancing will impair the Fund’s performance in volatile or flat markets.

INTRA-DAY INVESTMENT RISK. The Fund seeks daily leveraged investment results, which should not be equated with seeking an investment objective for shorter than a day. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to KRAKEN on any trading day, and investors should not expect the Fund to provide leveraged returns on an intra-day basis. If there is a significant intra-day market event and/or KRAKEN experiences a significant change in value, the Fund may not meet its investment objective, be unable to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, because the Fund seeks to meet its investment objective each trading day, market volatility and other factors could impact the Fund’s ability to achieve the desired exposure before the end of each trading day.

COUNTERPARTY RISK. The Fund may invest in financial instruments, including KRAKEN Swaps, that involve counterparties for the purpose of attempting to achieve its investment objective. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and the Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The Fund is subject to the risk that a counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt, or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be heightened when there is significant volatility in the overall market or KRAKEN.

UNDERLYING ETF RISK. The Fund invests in KRAKEN, and therefore the Fund’s investment performance is related to the performance of KRAKEN. The Fund is subject to the risks associated with KRAKEN’ investments, including the risk that KRAKEN will not achieve its stated investment objective. The Fund will bear its proportionate share of any fees and expenses charged by KRAKEN, and shareholders will pay both the management fee of the Fund and indirectly pay the fees and expenses of KRAKEN to the extent the Fund invests in KRAKEN. Shares of KRAKEN may trade at a premium or discount to their net asset value, and shares of KRAKEN may be halted or delisted from trading on an exchange, which could disrupt the Fund’s strategy.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. To the extent the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund may be subject to regulation by the CFTC. In such case, the Adviser may be required to register as a CPO with respect to the Fund, and the Fund may be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked to the performance of the Seattle Kraken, as reflected in the Kraken Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. To the extent the Fund invests in Index Futures Contracts, the Fund’s strategy of rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because rolling futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-ice performance, that would have positively affected the Kraken Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, ETFs, interest rates, or indexes. The Fund’s investments in derivatives, including KRAKEN Swaps, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Swap Agreements Risk. The Fund expects to obtain a substantial portion of its leveraged exposure through total return swap agreements referencing KRAKEN. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk, and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Swaps are also subject to the risk that a counterparty may become unable or unwilling to meet its contractual obligations to the Fund.

Futures Contracts Risk. The Fund may obtain exposure to Index Futures Contracts on the Kraken Index. Futures contracts may not correlate perfectly with the Kraken Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-ice performance during the contract term.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

KRAKEN INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Kraken Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Kraken Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the NHL, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The NHL serves as the sole data source for the underlying statistics but does not participate in index governance. If the NHL were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Kraken Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of NHL competition. Any actual or perceived compromise of competitive integrity, including match-fixing, referee bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of NHL games, halting the generation of new statistical data upon which the Kraken Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Kraken Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [ADVISER] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The NHL season follows a fixed calendar, generally spanning October through June. During the offseason, no games are played and the Kraken Index is static, generating no new data inputs. Futures linked to the Kraken Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional hockey may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-ICE RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-ice performance of the Seattle Kraken as reflected in the Kraken Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition.

TRADING HOURS AND SPORTING EVENT TIMING RISK. NHL games are typically played during evenings and on weekends, while futures markets and securities exchanges generally operate during standard business hours. Significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [ADVISER] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [        ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports HockeyShares™ 2x St. Louis Blues ETF

Important Information About the Fund

The Alpha Sports HockeyShares™ 2x St. Louis Blues ETF (the “Fund”) is a daily leveraged exchange-traded fund (“ETF”) that seeks to provide investment results equal to 200% of the daily performance of the Alpha Sports HockeyShares™ St. Louis Blues ETF (“BLUES”). This Fund is different from most other ETFs in that it seeks leveraged returns relative to an underlying ETF and seeks returns over a period of only one day, before fees and expenses.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and who intend to actively monitor and manage their investments on a daily basis. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. Investors who do not understand the Fund or do not intend to actively manage their funds and monitor their investments should not buy the Fund.

The Fund is not suitable as a buy-and-hold investment. The Fund should not be expected to provide 200% of the cumulative performance of BLUES for periods greater than a single day. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% the performance of BLUES. Returns over periods other than one day will very likely differ in amount, and possibly direction, from the Fund’s stated multiple times the return of BLUES for the same period. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of BLUES over the same period. The Fund will lose money if BLUES’ performance is flat over time, and as a result of daily rebalancing, BLUES’ volatility and the effects of compounding, it is even possible that the Fund will lose money over time while BLUES’ performance increases over a period longer than a single day. Longer holding periods, higher volatility of BLUES and leverage increase the impact of compounding on an investor’s returns. During periods of higher BLUES volatility, the volatility of BLUES may affect the Fund’s return as much as, or more than, the return of BLUES. An investor could lose the full principal value of his/her investment within a single day.

The Fund’s investment adviser will not attempt to position the Fund’s portfolio to ensure that the Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day. As a consequence, if BLUES moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

Investment Objectives

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ St. Louis Blues ETF.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed ETF that seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ St. Louis Blues ETF (“BLUES”). BLUES is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL St. Louis Blues Index (the “Blues Index”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day.

Under normal market conditions, the Fund will obtain its leveraged exposure primarily through total return swap agreements referencing BLUES (“BLUES Swaps”) but may also obtain exposure through other derivatives, including futures contracts on the Blues Index (“Index Futures Contracts”) in which BLUES invests. The Fund expects to invest at least 80% of its net assets (plus any borrowings for investment purposes) in BLUES Swaps, futures contracts on the Blues Index, shares of BLUES, and other financial instruments that provide daily leveraged exposure to BLUES, consistent with the Fund’s investment objective.

About BLUES

BLUES is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL St. Louis Blues Index (the “Blues Index”), a non-investable index that is designed to measure the cumulative on-ice performance of the St. Louis Blues professional ice hockey team over a single season. The Blues Index is a rules-based benchmark designed to measure the cumulative athletic performance of the St. Louis Blues over the course of each National Hockey League (“NHL”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Blues Index is administered and calculated by FutureSports (the “Index Provider”).

The Blues Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month (provided at least 100 NHL regular season games occurred during the month), or end of a season. Positive outcomes that increase the Index value include goals scored, shots on goal, faceoff wins, blocked shots, hits, saves, and takeaways. Negative outcomes that decrease the Index value include goals allowed, opposition shots on goal, faceoff losses, shots blocked by opponents, hits taken, opposition saves, giveaways, and penalties (with escalating negative values for minor penalties, extended penalties, misconduct, and ejections). Each goal scored and goal allowed is subject to different multiplier values for even-strength, power play, and short-handed goals (with adjustments to these multipliers for an empty net goal). In addition, the Blues Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, game clinching goals, wins, losses, and high- or low-scoring games), monthly milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during a calendar month), seasonal milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during the regular season, and finishing first or last in conference), and postseason milestones (including winning the Stanley Cup). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Blues Index relies exclusively on official NHL statistical data. Accordingly, actions or events outside of actual game play do not affect the Index’s value. The NHL does not participate in the governance or calculation of the Index.

The Blues Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Blues Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. The Blues Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain its leveraged exposure to BLUES primarily through BLUES Swaps. A BLUES Swap is a total return swap agreement that provides the Fund with a return based on the performance of BLUES in exchange for a fee paid by the Fund to the swap counterparty. The Fund may also obtain leveraged exposure through other derivatives, including futures contracts on the Blues Index (“Index Futures Contracts”), shares of BLUES, and other financial instruments that provide daily leveraged exposure to BLUES. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

The Fund may invest in BLUES Swaps with one or more major global financial institutions that the Adviser believes to be creditworthy. The Adviser intends to select swap counterparties based on a number of factors, including, but not limited to, creditworthiness, execution capability, pricing, liquidity, and operational reliability. The Fund may enter into BLUES Swaps with multiple counterparties to reduce counterparty risk and to facilitate execution.

In addition to its investments in BLUES Swaps and other derivatives, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

BLUES is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the Blues Index. Because the Fund’s performance is linked to BLUES, and BLUES’ performance is linked to the Blues Index, the Fund’s returns will be affected by the on-ice performance of the St. Louis Blues as reflected in the Blues Index. During the NHL offseason, approximately July through September, the Blues Index does not change because no games are played and no new statistical data is generated. The price of BLUES may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Blues Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in BLUES Swaps, shares of BLUES, and other instruments that provide leveraged exposure to BLUES.

The Fund’s use of swap agreements and other derivatives may subject the Fund to additional regulatory requirements. To the extent that the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund’s investment adviser, [ADVISER], may be required to register as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund may be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the St. Louis Blues

The St. Louis Blues are a professional ice hockey team based in St. Louis, Missouri, competing in the Central Division of the NHL’s Western Conference. During the 2025–2026 season, the Blues finished fifth in the Central Division, ranking 19th in standings points, 23rd in goals for, 14th in goals against, and 18th in goal differential. The Blues were founded in 1967 as part of the NHL’s first expansion by Sidney Salomon Jr. The Blues are currently owned by Tom Stillman, serving as Owner and Chairman. The team has won one Stanley Cup championship, capturing the title in 2019. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the St. Louis Blues, the NHL, or any of their respective affiliates.

Principal Risks

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. An investment in this Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors should closely monitor their investments and should consider purchasing Fund Shares only if they understand and can bear the risks of the Fund. The following risks could affect the value of your investment in the Fund:

EFFECTS OF COMPOUNDING AND MARKET VOLATILITY RISK. The Fund seeks daily leveraged investment results. The Fund’s returns for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of BLUES’ return over the same period. Compounding affects all investments, but has a more significant impact on a daily leveraged fund. A daily leveraged fund will lose money over time if BLUES’ performance is flat, and it is possible that the Fund will lose money over time even if BLUES’ performance increases. The effect of compounding becomes more pronounced as BLUES’ volatility and the holding period increase.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of BLUES will be magnified. This means that an investment in the Fund could lose an amount greater than the principal amount invested. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with BLUES. Seeking to achieve 200% daily leveraged investment results means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period.

DAILY CORRELATION/TRACKING RISK. There is no guarantee that the Fund will achieve a high degree of correlation with BLUES. Achieving such a high degree of correlation on any single day or over time may be difficult. The Fund is subject to correlation risk, which means a correlation between the performance of the Fund and BLUES of 200% may not be achieved. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

HOLDING PERIOD RISK. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly direction, from 200% of the daily return of BLUES for the same period. The more extreme the daily performance of BLUES, the greater the difference. Additionally, the Fund’s return for periods longer than a single day may be negative even when the return of BLUES for the same period is positive. The Fund is not suitable for investors who plan to hold Fund Shares for a period of time greater than a single trading day. Investors holding Fund Shares for periods greater than one trading day should understand that holding periods longer than one day may increase the likelihood that the Fund’s returns will differ significantly from 200% of the returns of BLUES over the same period.

VOLATILITY RISK. BLUES is subject to volatility, and volatility increases the impact of compounding on the Fund’s returns. The value of an investment in the Fund may decrease significantly and without warning under certain market conditions. The more volatile BLUES is, the less likely the Fund will achieve returns in proportion to its stated investment objective over periods longer than a single day. Historically, the securities of companies that rely heavily on sports performance-linked investments and derivatives have experienced significant price volatility.

DAILY REBALANCING RISK. Daily rebalancing has important implications for the performance of the Fund for periods longer than a day. The Fund rebalances its portfolio each day to maintain the target leverage exposure. As a consequence, if BLUES increases on a given day, the Fund’s net assets should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if BLUES decreases on a given day, the Fund’s net assets should decrease, meaning that the Fund’s exposure will need to be decreased. In rising markets, daily rebalancing causes the Fund to “buy high” by increasing exposure, and in declining markets, daily rebalancing causes the Fund to “sell low” by decreasing exposure. The daily rebalancing of the Fund’s portfolio may cause increased transaction costs and may result in the Fund paying more in brokerage commissions. Further, daily rebalancing will impair the Fund’s performance in volatile or flat markets.

INTRA-DAY INVESTMENT RISK. The Fund seeks daily leveraged investment results, which should not be equated with seeking an investment objective for shorter than a day. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to BLUES on any trading day, and investors should not expect the Fund to provide leveraged returns on an intra-day basis. If there is a significant intra-day market event and/or BLUES experiences a significant change in value, the Fund may not meet its investment objective, be unable to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, because the Fund seeks to meet its investment objective each trading day, market volatility and other factors could impact the Fund’s ability to achieve the desired exposure before the end of each trading day.

COUNTERPARTY RISK. The Fund may invest in financial instruments, including BLUES Swaps, that involve counterparties for the purpose of attempting to achieve its investment objective. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and the Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The Fund is subject to the risk that a counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt, or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be heightened when there is significant volatility in the overall market or BLUES.

UNDERLYING ETF RISK. The Fund invests in BLUES, and therefore the Fund’s investment performance is related to the performance of BLUES. The Fund is subject to the risks associated with BLUES’ investments, including the risk that BLUES will not achieve its stated investment objective. The Fund will bear its proportionate share of any fees and expenses charged by BLUES, and shareholders will pay both the management fee of the Fund and indirectly pay the fees and expenses of BLUES to the extent the Fund invests in BLUES. Shares of BLUES may trade at a premium or discount to their net asset value, and shares of BLUES may be halted or delisted from trading on an exchange, which could disrupt the Fund’s strategy.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. To the extent the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund may be subject to regulation by the CFTC. In such case, the Adviser may be required to register as a CPO with respect to the Fund, and the Fund may be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked to the performance of the St. Louis Blues, as reflected in the Blues Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. To the extent the Fund invests in Index Futures Contracts, the Fund’s strategy of rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because rolling futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-ice performance, that would have positively affected the Blues Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, ETFs, interest rates, or indexes. The Fund’s investments in derivatives, including BLUES Swaps, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Swap Agreements Risk. The Fund expects to obtain a substantial portion of its leveraged exposure through total return swap agreements referencing BLUES. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk, and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Swaps are also subject to the risk that a counterparty may become unable or unwilling to meet its contractual obligations to the Fund.

Futures Contracts Risk. The Fund may obtain exposure to Index Futures Contracts on the Blues Index. Futures contracts may not correlate perfectly with the Blues Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-ice performance during the contract term.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

BLUES INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Blues Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Blues Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the NHL, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The NHL serves as the sole data source for the underlying statistics but does not participate in index governance. If the NHL were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Blues Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of NHL competition. Any actual or perceived compromise of competitive integrity, including match-fixing, referee bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of NHL games, halting the generation of new statistical data upon which the Blues Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Blues Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [ADVISER] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The NHL season follows a fixed calendar, generally spanning October through June. During the offseason, no games are played and the Blues Index is static, generating no new data inputs. Futures linked to the Blues Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional hockey may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-ICE RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-ice performance of the St. Louis Blues as reflected in the Blues Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition.

TRADING HOURS AND SPORTING EVENT TIMING RISK. NHL games are typically played during evenings and on weekends, while futures markets and securities exchanges generally operate during standard business hours. Significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [ADVISER] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [        ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports HockeyShares™ 2x Tampa Bay Lightning ETF

Important Information About the Fund

The Alpha Sports HockeyShares™ 2x Tampa Bay Lightning ETF (the “Fund”) is a daily leveraged exchange-traded fund (“ETF”) that seeks to provide investment results equal to 200% of the daily performance of the Alpha Sports HockeyShares™ Tampa Bay Lightning ETF (“LIGHTNING”). This Fund is different from most other ETFs in that it seeks leveraged returns relative to an underlying ETF and seeks returns over a period of only one day, before fees and expenses.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and who intend to actively monitor and manage their investments on a daily basis. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. Investors who do not understand the Fund or do not intend to actively manage their funds and monitor their investments should not buy the Fund.

The Fund is not suitable as a buy-and-hold investment. The Fund should not be expected to provide 200% of the cumulative performance of LIGHTNING for periods greater than a single day. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% the performance of LIGHTNING. Returns over periods other than one day will very likely differ in amount, and possibly direction, from the Fund’s stated multiple times the return of LIGHTNING for the same period. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of LIGHTNING over the same period. The Fund will lose money if LIGHTNING’ performance is flat over time, and as a result of daily rebalancing, LIGHTNING’ volatility and the effects of compounding, it is even possible that the Fund will lose money over time while LIGHTNING’ performance increases over a period longer than a single day. Longer holding periods, higher volatility of LIGHTNING and leverage increase the impact of compounding on an investor’s returns. During periods of higher LIGHTNING volatility, the volatility of LIGHTNING may affect the Fund’s return as much as, or more than, the return of LIGHTNING. An investor could lose the full principal value of his/her investment within a single day.

The Fund’s investment adviser will not attempt to position the Fund’s portfolio to ensure that the Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day. As a consequence, if LIGHTNING moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

Investment Objectives

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Tampa Bay Lightning ETF.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed ETF that seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Tampa Bay Lightning ETF (“LIGHTNING”). LIGHTNING is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Tampa Bay Lightning Index (the “Lightning Index”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day.

Under normal market conditions, the Fund will obtain its leveraged exposure primarily through total return swap agreements referencing LIGHTNING (“LIGHTNING Swaps”) but may also obtain exposure through other derivatives, including futures contracts on the Lightning Index (“Index Futures Contracts”) in which LIGHTNING invests. The Fund expects to invest at least 80% of its net assets (plus any borrowings for investment purposes) in LIGHTNING Swaps, futures contracts on the Lightning Index, shares of LIGHTNING, and other financial instruments that provide daily leveraged exposure to LIGHTNING, consistent with the Fund’s investment objective.

About LIGHTNING

LIGHTNING is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Tampa Bay Lightning Index (the “Lightning Index”), a non-investable index that is designed to measure the cumulative on-ice performance of the Tampa Bay Lightning professional ice hockey team over a single season. The Lightning Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Tampa Bay Lightning over the course of each National Hockey League (“NHL”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Lightning Index is administered and calculated by FutureSports (the “Index Provider”).

The Lightning Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month (provided at least 100 NHL regular season games occurred during the month), or end of a season. Positive outcomes that increase the Index value include goals scored, shots on goal, faceoff wins, blocked shots, hits, saves, and takeaways. Negative outcomes that decrease the Index value include goals allowed, opposition shots on goal, faceoff losses, shots blocked by opponents, hits taken, opposition saves, giveaways, and penalties (with escalating negative values for minor penalties, extended penalties, misconduct, and ejections). Each goal scored and goal allowed is subject to different multiplier values for even-strength, power play, and short-handed goals (with adjustments to these multipliers for an empty net goal). In addition, the Lightning Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, game clinching goals, wins, losses, and high- or low-scoring games), monthly milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during a calendar month), seasonal milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during the regular season, and finishing first or last in conference), and postseason milestones (including winning the Stanley Cup). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Lightning Index relies exclusively on official NHL statistical data. Accordingly, actions or events outside of actual game play do not affect the Index’s value. The NHL does not participate in the governance or calculation of the Index.

The Lightning Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Lightning Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. The Lightning Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain its leveraged exposure to LIGHTNING primarily through LIGHTNING Swaps. A LIGHTNING Swap is a total return swap agreement that provides the Fund with a return based on the performance of LIGHTNING in exchange for a fee paid by the Fund to the swap counterparty. The Fund may also obtain leveraged exposure through other derivatives, including futures contracts on the Lightning Index (“Index Futures Contracts”), shares of LIGHTNING, and other financial instruments that provide daily leveraged exposure to LIGHTNING. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

The Fund may invest in LIGHTNING Swaps with one or more major global financial institutions that the Adviser believes to be creditworthy. The Adviser intends to select swap counterparties based on a number of factors, including, but not limited to, creditworthiness, execution capability, pricing, liquidity, and operational reliability. The Fund may enter into LIGHTNING Swaps with multiple counterparties to reduce counterparty risk and to facilitate execution.

In addition to its investments in LIGHTNING Swaps and other derivatives, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

LIGHTNING is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the Lightning Index. Because the Fund’s performance is linked to LIGHTNING, and LIGHTNING’ performance is linked to the Lightning Index, the Fund’s returns will be affected by the on-ice performance of the Tampa Bay Lightning as reflected in the Lightning Index. During the NHL offseason, approximately July through September, the Lightning Index does not change because no games are played and no new statistical data is generated. The price of LIGHTNING may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Lightning Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in LIGHTNING Swaps, shares of LIGHTNING, and other instruments that provide leveraged exposure to LIGHTNING.

The Fund’s use of swap agreements and other derivatives may subject the Fund to additional regulatory requirements. To the extent that the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund’s investment adviser, [ADVISER], may be required to register as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund may be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Tampa Bay Lightning

The Tampa Bay Lightning are a professional ice hockey team based in Tampa, Florida, competing in the Atlantic Division of the NHL’s Eastern Conference. During the 2025–2026 season, the Lightning finished fifth in the Atlantic Division, ranking 10th in standings points, 13th in goals for, 9th in goals against, and 10th in goal differential. The Lightning were founded in 1992 by Phil Esposito. The Lightning are currently owned by Jeffrey Vinik, serving as Owner since 2010. The team has won three Stanley Cup championships, capturing titles in 2004, 2020, and 2021. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Tampa Bay Lightning, the NHL, or any of their respective affiliates.

Principal Risks

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. An investment in this Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors should closely monitor their investments and should consider purchasing Fund Shares only if they understand and can bear the risks of the Fund. The following risks could affect the value of your investment in the Fund:

EFFECTS OF COMPOUNDING AND MARKET VOLATILITY RISK. The Fund seeks daily leveraged investment results. The Fund’s returns for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of LIGHTNING’ return over the same period. Compounding affects all investments, but has a more significant impact on a daily leveraged fund. A daily leveraged fund will lose money over time if LIGHTNING’ performance is flat, and it is possible that the Fund will lose money over time even if LIGHTNING’ performance increases. The effect of compounding becomes more pronounced as LIGHTNING’ volatility and the holding period increase.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of LIGHTNING will be magnified. This means that an investment in the Fund could lose an amount greater than the principal amount invested. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with LIGHTNING. Seeking to achieve 200% daily leveraged investment results means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period.

DAILY CORRELATION/TRACKING RISK. There is no guarantee that the Fund will achieve a high degree of correlation with LIGHTNING. Achieving such a high degree of correlation on any single day or over time may be difficult. The Fund is subject to correlation risk, which means a correlation between the performance of the Fund and LIGHTNING of 200% may not be achieved. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

HOLDING PERIOD RISK. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly direction, from 200% of the daily return of LIGHTNING for the same period. The more extreme the daily performance of LIGHTNING, the greater the difference. Additionally, the Fund’s return for periods longer than a single day may be negative even when the return of LIGHTNING for the same period is positive. The Fund is not suitable for investors who plan to hold Fund Shares for a period of time greater than a single trading day. Investors holding Fund Shares for periods greater than one trading day should understand that holding periods longer than one day may increase the likelihood that the Fund’s returns will differ significantly from 200% of the returns of LIGHTNING over the same period.

VOLATILITY RISK. LIGHTNING is subject to volatility, and volatility increases the impact of compounding on the Fund’s returns. The value of an investment in the Fund may decrease significantly and without warning under certain market conditions. The more volatile LIGHTNING is, the less likely the Fund will achieve returns in proportion to its stated investment objective over periods longer than a single day. Historically, the securities of companies that rely heavily on sports performance-linked investments and derivatives have experienced significant price volatility.

DAILY REBALANCING RISK. Daily rebalancing has important implications for the performance of the Fund for periods longer than a day. The Fund rebalances its portfolio each day to maintain the target leverage exposure. As a consequence, if LIGHTNING increases on a given day, the Fund’s net assets should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if LIGHTNING decreases on a given day, the Fund’s net assets should decrease, meaning that the Fund’s exposure will need to be decreased. In rising markets, daily rebalancing causes the Fund to “buy high” by increasing exposure, and in declining markets, daily rebalancing causes the Fund to “sell low” by decreasing exposure. The daily rebalancing of the Fund’s portfolio may cause increased transaction costs and may result in the Fund paying more in brokerage commissions. Further, daily rebalancing will impair the Fund’s performance in volatile or flat markets.

INTRA-DAY INVESTMENT RISK. The Fund seeks daily leveraged investment results, which should not be equated with seeking an investment objective for shorter than a day. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to LIGHTNING on any trading day, and investors should not expect the Fund to provide leveraged returns on an intra-day basis. If there is a significant intra-day market event and/or LIGHTNING experiences a significant change in value, the Fund may not meet its investment objective, be unable to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, because the Fund seeks to meet its investment objective each trading day, market volatility and other factors could impact the Fund’s ability to achieve the desired exposure before the end of each trading day.

COUNTERPARTY RISK. The Fund may invest in financial instruments, including LIGHTNING Swaps, that involve counterparties for the purpose of attempting to achieve its investment objective. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and the Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The Fund is subject to the risk that a counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt, or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be heightened when there is significant volatility in the overall market or LIGHTNING.

UNDERLYING ETF RISK. The Fund invests in LIGHTNING, and therefore the Fund’s investment performance is related to the performance of LIGHTNING. The Fund is subject to the risks associated with LIGHTNING’ investments, including the risk that LIGHTNING will not achieve its stated investment objective. The Fund will bear its proportionate share of any fees and expenses charged by LIGHTNING, and shareholders will pay both the management fee of the Fund and indirectly pay the fees and expenses of LIGHTNING to the extent the Fund invests in LIGHTNING. Shares of LIGHTNING may trade at a premium or discount to their net asset value, and shares of LIGHTNING may be halted or delisted from trading on an exchange, which could disrupt the Fund’s strategy.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. To the extent the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund may be subject to regulation by the CFTC. In such case, the Adviser may be required to register as a CPO with respect to the Fund, and the Fund may be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked to the performance of the Tampa Bay Lightning, as reflected in the Lightning Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. To the extent the Fund invests in Index Futures Contracts, the Fund’s strategy of rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because rolling futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-ice performance, that would have positively affected the Lightning Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, ETFs, interest rates, or indexes. The Fund’s investments in derivatives, including LIGHTNING Swaps, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Swap Agreements Risk. The Fund expects to obtain a substantial portion of its leveraged exposure through total return swap agreements referencing LIGHTNING. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk, and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Swaps are also subject to the risk that a counterparty may become unable or unwilling to meet its contractual obligations to the Fund.

Futures Contracts Risk. The Fund may obtain exposure to Index Futures Contracts on the Lightning Index. Futures contracts may not correlate perfectly with the Lightning Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-ice performance during the contract term.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

LIGHTNING INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Lightning Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Lightning Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the NHL, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The NHL serves as the sole data source for the underlying statistics but does not participate in index governance. If the NHL were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Lightning Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of NHL competition. Any actual or perceived compromise of competitive integrity, including match-fixing, referee bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of NHL games, halting the generation of new statistical data upon which the Lightning Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Lightning Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [ADVISER] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The NHL season follows a fixed calendar, generally spanning October through June. During the offseason, no games are played and the Lightning Index is static, generating no new data inputs. Futures linked to the Lightning Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional hockey may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-ICE RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-ice performance of the Tampa Bay Lightning as reflected in the Lightning Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition.

TRADING HOURS AND SPORTING EVENT TIMING RISK. NHL games are typically played during evenings and on weekends, while futures markets and securities exchanges generally operate during standard business hours. Significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [ADVISER] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [        ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports HockeyShares™ 2x Toronto Maple Leafs ETF

Important Information About the Fund

The Alpha Sports HockeyShares™ 2x Toronto Maple Leafs ETF (the “Fund”) is a daily leveraged exchange-traded fund (“ETF”) that seeks to provide investment results equal to 200% of the daily performance of the Alpha Sports HockeyShares™ Toronto Maple Leafs ETF (“LEAFS”). This Fund is different from most other ETFs in that it seeks leveraged returns relative to an underlying ETF and seeks returns over a period of only one day, before fees and expenses.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and who intend to actively monitor and manage their investments on a daily basis. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. Investors who do not understand the Fund or do not intend to actively manage their funds and monitor their investments should not buy the Fund.

The Fund is not suitable as a buy-and-hold investment. The Fund should not be expected to provide 200% of the cumulative performance of LEAFS for periods greater than a single day. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% the performance of LEAFS. Returns over periods other than one day will very likely differ in amount, and possibly direction, from the Fund’s stated multiple times the return of LEAFS for the same period. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of LEAFS over the same period. The Fund will lose money if LEAFS’ performance is flat over time, and as a result of daily rebalancing, LEAFS’ volatility and the effects of compounding, it is even possible that the Fund will lose money over time while LEAFS’ performance increases over a period longer than a single day. Longer holding periods, higher volatility of LEAFS and leverage increase the impact of compounding on an investor’s returns. During periods of higher LEAFS volatility, the volatility of LEAFS may affect the Fund’s return as much as, or more than, the return of LEAFS. An investor could lose the full principal value of his/her investment within a single day.

The Fund’s investment adviser will not attempt to position the Fund’s portfolio to ensure that the Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day. As a consequence, if LEAFS moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

Investment Objectives

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Toronto Maple Leafs ETF.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed ETF that seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Toronto Maple Leafs ETF (“LEAFS”). LEAFS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Toronto Maple Leafs Index (the “Leafs Index”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day.

Under normal market conditions, the Fund will obtain its leveraged exposure primarily through total return swap agreements referencing LEAFS (“LEAFS Swaps”) but may also obtain exposure through other derivatives, including futures contracts on the Leafs Index (“Index Futures Contracts”) in which LEAFS invests. The Fund expects to invest at least 80% of its net assets (plus any borrowings for investment purposes) in LEAFS Swaps, futures contracts on the Leafs Index, shares of LEAFS, and other financial instruments that provide daily leveraged exposure to LEAFS, consistent with the Fund’s investment objective.

About LEAFS

LEAFS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Toronto Maple Leafs Index (the “Leafs Index”), a non-investable index that is designed to measure the cumulative on-ice performance of the Toronto Maple Leafs professional ice hockey team over a single season. The Leafs Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Toronto Maple Leafs over the course of each National Hockey League (“NHL”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Leafs Index is administered and calculated by FutureSports (the “Index Provider”).

The Leafs Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month (provided at least 100 NHL regular season games occurred during the month), or end of a season. Positive outcomes that increase the Index value include goals scored, shots on goal, faceoff wins, blocked shots, hits, saves, and takeaways. Negative outcomes that decrease the Index value include goals allowed, opposition shots on goal, faceoff losses, shots blocked by opponents, hits taken, opposition saves, giveaways, and penalties (with escalating negative values for minor penalties, extended penalties, misconduct, and ejections). Each goal scored and goal allowed is subject to different multiplier values for even-strength, power play, and short-handed goals (with adjustments to these multipliers for an empty net goal). In addition, the Leafs Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, game clinching goals, wins, losses, and high- or low-scoring games), monthly milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during a calendar month), seasonal milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during the regular season, and finishing first or last in conference), and postseason milestones (including winning the Stanley Cup). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Leafs Index relies exclusively on official NHL statistical data. Accordingly, actions or events outside of actual game play do not affect the Index’s value. The NHL does not participate in the governance or calculation of the Index.

The Leafs Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Leafs Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. The Leafs Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain its leveraged exposure to LEAFS primarily through LEAFS Swaps. A LEAFS Swap is a total return swap agreement that provides the Fund with a return based on the performance of LEAFS in exchange for a fee paid by the Fund to the swap counterparty. The Fund may also obtain leveraged exposure through other derivatives, including futures contracts on the Leafs Index (“Index Futures Contracts”), shares of LEAFS, and other financial instruments that provide daily leveraged exposure to LEAFS. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

The Fund may invest in LEAFS Swaps with one or more major global financial institutions that the Adviser believes to be creditworthy. The Adviser intends to select swap counterparties based on a number of factors, including, but not limited to, creditworthiness, execution capability, pricing, liquidity, and operational reliability. The Fund may enter into LEAFS Swaps with multiple counterparties to reduce counterparty risk and to facilitate execution.

In addition to its investments in LEAFS Swaps and other derivatives, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

LEAFS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the Leafs Index. Because the Fund’s performance is linked to LEAFS, and LEAFS’ performance is linked to the Leafs Index, the Fund’s returns will be affected by the on-ice performance of the Toronto Maple Leafs as reflected in the Leafs Index. During the NHL offseason, approximately July through September, the Leafs Index does not change because no games are played and no new statistical data is generated. The price of LEAFS may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Leafs Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in LEAFS Swaps, shares of LEAFS, and other instruments that provide leveraged exposure to LEAFS.

The Fund’s use of swap agreements and other derivatives may subject the Fund to additional regulatory requirements. To the extent that the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund’s investment adviser, [ADVISER], may be required to register as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund may be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Toronto Maple Leafs

The Toronto Maple Leafs are a professional ice hockey team based in Toronto, Ontario, competing in the Atlantic Division of the NHL’s Eastern Conference. During the 2025–2026 season, the Maple Leafs finished eighth in the Atlantic Division, ranking 28th in standings points, 15th in goals for, 29th in goals against, and 28th in goal differential. The Maple Leafs were founded in 1917 as the Toronto Arenas, reorganized as the Toronto St. Patricks in 1919, and renamed the Maple Leafs in 1927. The Maple Leafs are currently owned by Maple Leaf Sports & Entertainment, with Larry Tanenbaum serving as Chairman. The team has won thirteen Stanley Cup championships, capturing titles in 1918, 1922, 1932, 1942, 1945, 1947, 1948, 1949, 1951, 1962, 1963, 1964, and 1967. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Toronto Maple Leafs, the NHL, or any of their respective affiliates.

Principal Risks

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. An investment in this Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors should closely monitor their investments and should consider purchasing Fund Shares only if they understand and can bear the risks of the Fund. The following risks could affect the value of your investment in the Fund:

EFFECTS OF COMPOUNDING AND MARKET VOLATILITY RISK. The Fund seeks daily leveraged investment results. The Fund’s returns for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of LEAFS’ return over the same period. Compounding affects all investments, but has a more significant impact on a daily leveraged fund. A daily leveraged fund will lose money over time if LEAFS’ performance is flat, and it is possible that the Fund will lose money over time even if LEAFS’ performance increases. The effect of compounding becomes more pronounced as LEAFS’ volatility and the holding period increase.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of LEAFS will be magnified. This means that an investment in the Fund could lose an amount greater than the principal amount invested. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with LEAFS. Seeking to achieve 200% daily leveraged investment results means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period.

DAILY CORRELATION/TRACKING RISK. There is no guarantee that the Fund will achieve a high degree of correlation with LEAFS. Achieving such a high degree of correlation on any single day or over time may be difficult. The Fund is subject to correlation risk, which means a correlation between the performance of the Fund and LEAFS of 200% may not be achieved. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

HOLDING PERIOD RISK. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly direction, from 200% of the daily return of LEAFS for the same period. The more extreme the daily performance of LEAFS, the greater the difference. Additionally, the Fund’s return for periods longer than a single day may be negative even when the return of LEAFS for the same period is positive. The Fund is not suitable for investors who plan to hold Fund Shares for a period of time greater than a single trading day. Investors holding Fund Shares for periods greater than one trading day should understand that holding periods longer than one day may increase the likelihood that the Fund’s returns will differ significantly from 200% of the returns of LEAFS over the same period.

VOLATILITY RISK. LEAFS is subject to volatility, and volatility increases the impact of compounding on the Fund’s returns. The value of an investment in the Fund may decrease significantly and without warning under certain market conditions. The more volatile LEAFS is, the less likely the Fund will achieve returns in proportion to its stated investment objective over periods longer than a single day. Historically, the securities of companies that rely heavily on sports performance-linked investments and derivatives have experienced significant price volatility.

DAILY REBALANCING RISK. Daily rebalancing has important implications for the performance of the Fund for periods longer than a day. The Fund rebalances its portfolio each day to maintain the target leverage exposure. As a consequence, if LEAFS increases on a given day, the Fund’s net assets should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if LEAFS decreases on a given day, the Fund’s net assets should decrease, meaning that the Fund’s exposure will need to be decreased. In rising markets, daily rebalancing causes the Fund to “buy high” by increasing exposure, and in declining markets, daily rebalancing causes the Fund to “sell low” by decreasing exposure. The daily rebalancing of the Fund’s portfolio may cause increased transaction costs and may result in the Fund paying more in brokerage commissions. Further, daily rebalancing will impair the Fund’s performance in volatile or flat markets.

INTRA-DAY INVESTMENT RISK. The Fund seeks daily leveraged investment results, which should not be equated with seeking an investment objective for shorter than a day. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to LEAFS on any trading day, and investors should not expect the Fund to provide leveraged returns on an intra-day basis. If there is a significant intra-day market event and/or LEAFS experiences a significant change in value, the Fund may not meet its investment objective, be unable to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, because the Fund seeks to meet its investment objective each trading day, market volatility and other factors could impact the Fund’s ability to achieve the desired exposure before the end of each trading day.

COUNTERPARTY RISK. The Fund may invest in financial instruments, including LEAFS Swaps, that involve counterparties for the purpose of attempting to achieve its investment objective. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and the Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The Fund is subject to the risk that a counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt, or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be heightened when there is significant volatility in the overall market or LEAFS.

UNDERLYING ETF RISK. The Fund invests in LEAFS, and therefore the Fund’s investment performance is related to the performance of LEAFS. The Fund is subject to the risks associated with LEAFS’ investments, including the risk that LEAFS will not achieve its stated investment objective. The Fund will bear its proportionate share of any fees and expenses charged by LEAFS, and shareholders will pay both the management fee of the Fund and indirectly pay the fees and expenses of LEAFS to the extent the Fund invests in LEAFS. Shares of LEAFS may trade at a premium or discount to their net asset value, and shares of LEAFS may be halted or delisted from trading on an exchange, which could disrupt the Fund’s strategy.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. To the extent the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund may be subject to regulation by the CFTC. In such case, the Adviser may be required to register as a CPO with respect to the Fund, and the Fund may be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked to the performance of the Toronto Maple Leafs, as reflected in the Leafs Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. To the extent the Fund invests in Index Futures Contracts, the Fund’s strategy of rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because rolling futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-ice performance, that would have positively affected the Leafs Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, ETFs, interest rates, or indexes. The Fund’s investments in derivatives, including LEAFS Swaps, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Swap Agreements Risk. The Fund expects to obtain a substantial portion of its leveraged exposure through total return swap agreements referencing LEAFS. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk, and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Swaps are also subject to the risk that a counterparty may become unable or unwilling to meet its contractual obligations to the Fund.

Futures Contracts Risk. The Fund may obtain exposure to Index Futures Contracts on the Leafs Index. Futures contracts may not correlate perfectly with the Leafs Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-ice performance during the contract term.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

LEAFS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Leafs Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Leafs Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the NHL, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The NHL serves as the sole data source for the underlying statistics but does not participate in index governance. If the NHL were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Leafs Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of NHL competition. Any actual or perceived compromise of competitive integrity, including match-fixing, referee bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of NHL games, halting the generation of new statistical data upon which the Leafs Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Leafs Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [ADVISER] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The NHL season follows a fixed calendar, generally spanning October through June. During the offseason, no games are played and the Leafs Index is static, generating no new data inputs. Futures linked to the Leafs Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional hockey may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-ICE RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-ice performance of the Toronto Maple Leafs as reflected in the Leafs Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition.

TRADING HOURS AND SPORTING EVENT TIMING RISK. NHL games are typically played during evenings and on weekends, while futures markets and securities exchanges generally operate during standard business hours. Significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [ADVISER] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [        ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports HockeyShares™ 2x Utah Mammoth ETF

Important Information About the Fund

The Alpha Sports HockeyShares™ 2x Utah Mammoth ETF (the “Fund”) is a daily leveraged exchange-traded fund (“ETF”) that seeks to provide investment results equal to 200% of the daily performance of the Alpha Sports HockeyShares™ Utah Mammoth ETF (“MAMMOTH”). This Fund is different from most other ETFs in that it seeks leveraged returns relative to an underlying ETF and seeks returns over a period of only one day, before fees and expenses.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and who intend to actively monitor and manage their investments on a daily basis. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. Investors who do not understand the Fund or do not intend to actively manage their funds and monitor their investments should not buy the Fund.

The Fund is not suitable as a buy-and-hold investment. The Fund should not be expected to provide 200% of the cumulative performance of MAMMOTH for periods greater than a single day. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% the performance of MAMMOTH. Returns over periods other than one day will very likely differ in amount, and possibly direction, from the Fund’s stated multiple times the return of MAMMOTH for the same period. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of MAMMOTH over the same period. The Fund will lose money if MAMMOTH’ performance is flat over time, and as a result of daily rebalancing, MAMMOTH’ volatility and the effects of compounding, it is even possible that the Fund will lose money over time while MAMMOTH’ performance increases over a period longer than a single day. Longer holding periods, higher volatility of MAMMOTH and leverage increase the impact of compounding on an investor’s returns. During periods of higher MAMMOTH volatility, the volatility of MAMMOTH may affect the Fund’s return as much as, or more than, the return of MAMMOTH. An investor could lose the full principal value of his/her investment within a single day.

The Fund’s investment adviser will not attempt to position the Fund’s portfolio to ensure that the Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day. As a consequence, if MAMMOTH moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

Investment Objectives

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Utah Mammoth ETF.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed ETF that seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Utah Mammoth ETF (“MAMMOTH”). MAMMOTH is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Utah Mammoth Index (the “Mammoth Index”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day.

Under normal market conditions, the Fund will obtain its leveraged exposure primarily through total return swap agreements referencing MAMMOTH (“MAMMOTH Swaps”) but may also obtain exposure through other derivatives, including futures contracts on the Mammoth Index (“Index Futures Contracts”) in which MAMMOTH invests. The Fund expects to invest at least 80% of its net assets (plus any borrowings for investment purposes) in MAMMOTH Swaps, futures contracts on the Mammoth Index, shares of MAMMOTH, and other financial instruments that provide daily leveraged exposure to MAMMOTH, consistent with the Fund’s investment objective.

About MAMMOTH

MAMMOTH is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Utah Mammoth Index (the “Mammoth Index”), a non-investable index that is designed to measure the cumulative on-ice performance of the Utah Mammoth professional ice hockey team over a single season. The Mammoth Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Utah Mammoth over the course of each National Hockey League (“NHL”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Mammoth Index is administered and calculated by FutureSports (the “Index Provider”).

The Mammoth Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month (provided at least 100 NHL regular season games occurred during the month), or end of a season. Positive outcomes that increase the Index value include goals scored, shots on goal, faceoff wins, blocked shots, hits, saves, and takeaways. Negative outcomes that decrease the Index value include goals allowed, opposition shots on goal, faceoff losses, shots blocked by opponents, hits taken, opposition saves, giveaways, and penalties (with escalating negative values for minor penalties, extended penalties, misconduct, and ejections). Each goal scored and goal allowed is subject to different multiplier values for even-strength, power play, and short-handed goals (with adjustments to these multipliers for an empty net goal). In addition, the Mammoth Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, game clinching goals, wins, losses, and high- or low-scoring games), monthly milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during a calendar month), seasonal milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during the regular season, and finishing first or last in conference), and postseason milestones (including winning the Stanley Cup). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Mammoth Index relies exclusively on official NHL statistical data. Accordingly, actions or events outside of actual game play do not affect the Index’s value. The NHL does not participate in the governance or calculation of the Index.

The Mammoth Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Mammoth Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. The Mammoth Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain its leveraged exposure to MAMMOTH primarily through MAMMOTH Swaps. A MAMMOTH Swap is a total return swap agreement that provides the Fund with a return based on the performance of MAMMOTH in exchange for a fee paid by the Fund to the swap counterparty. The Fund may also obtain leveraged exposure through other derivatives, including futures contracts on the Mammoth Index (“Index Futures Contracts”), shares of MAMMOTH, and other financial instruments that provide daily leveraged exposure to MAMMOTH. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

The Fund may invest in MAMMOTH Swaps with one or more major global financial institutions that the Adviser believes to be creditworthy. The Adviser intends to select swap counterparties based on a number of factors, including, but not limited to, creditworthiness, execution capability, pricing, liquidity, and operational reliability. The Fund may enter into MAMMOTH Swaps with multiple counterparties to reduce counterparty risk and to facilitate execution.

In addition to its investments in MAMMOTH Swaps and other derivatives, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

MAMMOTH is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the Mammoth Index. Because the Fund’s performance is linked to MAMMOTH, and MAMMOTH’ performance is linked to the Mammoth Index, the Fund’s returns will be affected by the on-ice performance of the Utah Mammoth as reflected in the Mammoth Index. During the NHL offseason, approximately July through September, the Mammoth Index does not change because no games are played and no new statistical data is generated. The price of MAMMOTH may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Mammoth Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in MAMMOTH Swaps, shares of MAMMOTH, and other instruments that provide leveraged exposure to MAMMOTH.

The Fund’s use of swap agreements and other derivatives may subject the Fund to additional regulatory requirements. To the extent that the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund’s investment adviser, [ADVISER], may be required to register as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund may be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Utah Mammoth

The Utah Mammoth are a professional ice hockey team based in Salt Lake City, Utah, competing in the Central Division of the NHL’s Western Conference. The 2025–2026 season was the franchise’s inaugural season following the relocation from Arizona. During the 2025–2026 season, the Mammoth finished fourth in the Central Division, ranking 15th in standings points, 14th in goals for, 11th in goals against, and 13th in goal differential. The Mammoth were originally founded in 1972 as the Winnipeg Jets (WHA), later becoming the Phoenix Coyotes and Arizona Coyotes before relocating to Utah in 2024. The Mammoth are currently owned by Ryan Smith through Smith Entertainment Group. The franchise has never won a Stanley Cup championship. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Utah Mammoth, the NHL, or any of their respective affiliates.

Principal Risks

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. An investment in this Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors should closely monitor their investments and should consider purchasing Fund Shares only if they understand and can bear the risks of the Fund. The following risks could affect the value of your investment in the Fund:

EFFECTS OF COMPOUNDING AND MARKET VOLATILITY RISK. The Fund seeks daily leveraged investment results. The Fund’s returns for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of MAMMOTH’ return over the same period. Compounding affects all investments, but has a more significant impact on a daily leveraged fund. A daily leveraged fund will lose money over time if MAMMOTH’ performance is flat, and it is possible that the Fund will lose money over time even if MAMMOTH’ performance increases. The effect of compounding becomes more pronounced as MAMMOTH’ volatility and the holding period increase.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of MAMMOTH will be magnified. This means that an investment in the Fund could lose an amount greater than the principal amount invested. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with MAMMOTH. Seeking to achieve 200% daily leveraged investment results means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period.

DAILY CORRELATION/TRACKING RISK. There is no guarantee that the Fund will achieve a high degree of correlation with MAMMOTH. Achieving such a high degree of correlation on any single day or over time may be difficult. The Fund is subject to correlation risk, which means a correlation between the performance of the Fund and MAMMOTH of 200% may not be achieved. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

HOLDING PERIOD RISK. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly direction, from 200% of the daily return of MAMMOTH for the same period. The more extreme the daily performance of MAMMOTH, the greater the difference. Additionally, the Fund’s return for periods longer than a single day may be negative even when the return of MAMMOTH for the same period is positive. The Fund is not suitable for investors who plan to hold Fund Shares for a period of time greater than a single trading day. Investors holding Fund Shares for periods greater than one trading day should understand that holding periods longer than one day may increase the likelihood that the Fund’s returns will differ significantly from 200% of the returns of MAMMOTH over the same period.

VOLATILITY RISK. MAMMOTH is subject to volatility, and volatility increases the impact of compounding on the Fund’s returns. The value of an investment in the Fund may decrease significantly and without warning under certain market conditions. The more volatile MAMMOTH is, the less likely the Fund will achieve returns in proportion to its stated investment objective over periods longer than a single day. Historically, the securities of companies that rely heavily on sports performance-linked investments and derivatives have experienced significant price volatility.

DAILY REBALANCING RISK. Daily rebalancing has important implications for the performance of the Fund for periods longer than a day. The Fund rebalances its portfolio each day to maintain the target leverage exposure. As a consequence, if MAMMOTH increases on a given day, the Fund’s net assets should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if MAMMOTH decreases on a given day, the Fund’s net assets should decrease, meaning that the Fund’s exposure will need to be decreased. In rising markets, daily rebalancing causes the Fund to “buy high” by increasing exposure, and in declining markets, daily rebalancing causes the Fund to “sell low” by decreasing exposure. The daily rebalancing of the Fund’s portfolio may cause increased transaction costs and may result in the Fund paying more in brokerage commissions. Further, daily rebalancing will impair the Fund’s performance in volatile or flat markets.

INTRA-DAY INVESTMENT RISK. The Fund seeks daily leveraged investment results, which should not be equated with seeking an investment objective for shorter than a day. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to MAMMOTH on any trading day, and investors should not expect the Fund to provide leveraged returns on an intra-day basis. If there is a significant intra-day market event and/or MAMMOTH experiences a significant change in value, the Fund may not meet its investment objective, be unable to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, because the Fund seeks to meet its investment objective each trading day, market volatility and other factors could impact the Fund’s ability to achieve the desired exposure before the end of each trading day.

COUNTERPARTY RISK. The Fund may invest in financial instruments, including MAMMOTH Swaps, that involve counterparties for the purpose of attempting to achieve its investment objective. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and the Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The Fund is subject to the risk that a counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt, or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be heightened when there is significant volatility in the overall market or MAMMOTH.

UNDERLYING ETF RISK. The Fund invests in MAMMOTH, and therefore the Fund’s investment performance is related to the performance of MAMMOTH. The Fund is subject to the risks associated with MAMMOTH’ investments, including the risk that MAMMOTH will not achieve its stated investment objective. The Fund will bear its proportionate share of any fees and expenses charged by MAMMOTH, and shareholders will pay both the management fee of the Fund and indirectly pay the fees and expenses of MAMMOTH to the extent the Fund invests in MAMMOTH. Shares of MAMMOTH may trade at a premium or discount to their net asset value, and shares of MAMMOTH may be halted or delisted from trading on an exchange, which could disrupt the Fund’s strategy.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. To the extent the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund may be subject to regulation by the CFTC. In such case, the Adviser may be required to register as a CPO with respect to the Fund, and the Fund may be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked to the performance of the Utah Mammoth, as reflected in the Mammoth Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. To the extent the Fund invests in Index Futures Contracts, the Fund’s strategy of rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because rolling futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-ice performance, that would have positively affected the Mammoth Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, ETFs, interest rates, or indexes. The Fund’s investments in derivatives, including MAMMOTH Swaps, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Swap Agreements Risk. The Fund expects to obtain a substantial portion of its leveraged exposure through total return swap agreements referencing MAMMOTH. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk, and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Swaps are also subject to the risk that a counterparty may become unable or unwilling to meet its contractual obligations to the Fund.

Futures Contracts Risk. The Fund may obtain exposure to Index Futures Contracts on the Mammoth Index. Futures contracts may not correlate perfectly with the Mammoth Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-ice performance during the contract term.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

MAMMOTH INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Mammoth Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Mammoth Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the NHL, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The NHL serves as the sole data source for the underlying statistics but does not participate in index governance. If the NHL were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Mammoth Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of NHL competition. Any actual or perceived compromise of competitive integrity, including match-fixing, referee bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of NHL games, halting the generation of new statistical data upon which the Mammoth Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Mammoth Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [ADVISER] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The NHL season follows a fixed calendar, generally spanning October through June. During the offseason, no games are played and the Mammoth Index is static, generating no new data inputs. Futures linked to the Mammoth Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional hockey may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-ICE RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-ice performance of the Utah Mammoth as reflected in the Mammoth Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition.

TRADING HOURS AND SPORTING EVENT TIMING RISK. NHL games are typically played during evenings and on weekends, while futures markets and securities exchanges generally operate during standard business hours. Significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [ADVISER] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [        ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports HockeyShares™ 2x Vancouver Canucks ETF

Important Information About the Fund

The Alpha Sports HockeyShares™ 2x Vancouver Canucks ETF (the “Fund”) is a daily leveraged exchange-traded fund (“ETF”) that seeks to provide investment results equal to 200% of the daily performance of the Alpha Sports HockeyShares™ Vancouver Canucks ETF (“CANUCKS”). This Fund is different from most other ETFs in that it seeks leveraged returns relative to an underlying ETF and seeks returns over a period of only one day, before fees and expenses.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and who intend to actively monitor and manage their investments on a daily basis. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. Investors who do not understand the Fund or do not intend to actively manage their funds and monitor their investments should not buy the Fund.

The Fund is not suitable as a buy-and-hold investment. The Fund should not be expected to provide 200% of the cumulative performance of CANUCKS for periods greater than a single day. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% the performance of CANUCKS. Returns over periods other than one day will very likely differ in amount, and possibly direction, from the Fund’s stated multiple times the return of CANUCKS for the same period. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of CANUCKS over the same period. The Fund will lose money if CANUCKS’ performance is flat over time, and as a result of daily rebalancing, CANUCKS’ volatility and the effects of compounding, it is even possible that the Fund will lose money over time while CANUCKS’ performance increases over a period longer than a single day. Longer holding periods, higher volatility of CANUCKS and leverage increase the impact of compounding on an investor’s returns. During periods of higher CANUCKS volatility, the volatility of CANUCKS may affect the Fund’s return as much as, or more than, the return of CANUCKS. An investor could lose the full principal value of his/her investment within a single day.

The Fund’s investment adviser will not attempt to position the Fund’s portfolio to ensure that the Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day. As a consequence, if CANUCKS moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

Investment Objectives

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Vancouver Canucks ETF.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed ETF that seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Vancouver Canucks ETF (“CANUCKS”). CANUCKS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Vancouver Canucks Index (the “Canucks Index”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day.

Under normal market conditions, the Fund will obtain its leveraged exposure primarily through total return swap agreements referencing CANUCKS (“CANUCKS Swaps”) but may also obtain exposure through other derivatives, including futures contracts on the Canucks Index (“Index Futures Contracts”) in which CANUCKS invests. The Fund expects to invest at least 80% of its net assets (plus any borrowings for investment purposes) in CANUCKS Swaps, futures contracts on the Canucks Index, shares of CANUCKS, and other financial instruments that provide daily leveraged exposure to CANUCKS, consistent with the Fund’s investment objective.

About CANUCKS

CANUCKS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Vancouver Canucks Index (the “Canucks Index”), a non-investable index that is designed to measure the cumulative on-ice performance of the Vancouver Canucks professional ice hockey team over a single season. The Canucks Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Vancouver Canucks over the course of each National Hockey League (“NHL”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Canucks Index is administered and calculated by FutureSports (the “Index Provider”).

The Canucks Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month (provided at least 100 NHL regular season games occurred during the month), or end of a season. Positive outcomes that increase the Index value include goals scored, shots on goal, faceoff wins, blocked shots, hits, saves, and takeaways. Negative outcomes that decrease the Index value include goals allowed, opposition shots on goal, faceoff losses, shots blocked by opponents, hits taken, opposition saves, giveaways, and penalties (with escalating negative values for minor penalties, extended penalties, misconduct, and ejections). Each goal scored and goal allowed is subject to different multiplier values for even-strength, power play, and short-handed goals (with adjustments to these multipliers for an empty net goal). In addition, the Canucks Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, game clinching goals, wins, losses, and high- or low-scoring games), monthly milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during a calendar month), seasonal milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during the regular season, and finishing first or last in conference), and postseason milestones (including winning the Stanley Cup). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Canucks Index relies exclusively on official NHL statistical data. Accordingly, actions or events outside of actual game play do not affect the Index’s value. The NHL does not participate in the governance or calculation of the Index.

The Canucks Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Canucks Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. The Canucks Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain its leveraged exposure to CANUCKS primarily through CANUCKS Swaps. A CANUCKS Swap is a total return swap agreement that provides the Fund with a return based on the performance of CANUCKS in exchange for a fee paid by the Fund to the swap counterparty. The Fund may also obtain leveraged exposure through other derivatives, including futures contracts on the Canucks Index (“Index Futures Contracts”), shares of CANUCKS, and other financial instruments that provide daily leveraged exposure to CANUCKS. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

The Fund may invest in CANUCKS Swaps with one or more major global financial institutions that the Adviser believes to be creditworthy. The Adviser intends to select swap counterparties based on a number of factors, including, but not limited to, creditworthiness, execution capability, pricing, liquidity, and operational reliability. The Fund may enter into CANUCKS Swaps with multiple counterparties to reduce counterparty risk and to facilitate execution.

In addition to its investments in CANUCKS Swaps and other derivatives, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

CANUCKS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the Canucks Index. Because the Fund’s performance is linked to CANUCKS, and CANUCKS’ performance is linked to the Canucks Index, the Fund’s returns will be affected by the on-ice performance of the Vancouver Canucks as reflected in the Canucks Index. During the NHL offseason, approximately July through September, the Canucks Index does not change because no games are played and no new statistical data is generated. The price of CANUCKS may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Canucks Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in CANUCKS Swaps, shares of CANUCKS, and other instruments that provide leveraged exposure to CANUCKS.

The Fund’s use of swap agreements and other derivatives may subject the Fund to additional regulatory requirements. To the extent that the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund’s investment adviser, [ADVISER], may be required to register as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund may be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Vancouver Canucks

The Vancouver Canucks are a professional ice hockey team based in Vancouver, British Columbia, competing in the Pacific Division of the NHL’s Western Conference. During the 2025–2026 season, the Canucks finished third in the Pacific Division, ranking 18th in standings points, 20th in goals for, 13th in goals against, and 15th in goal differential. The Canucks were founded in 1970 as an expansion franchise. The Canucks are currently owned by Francesco Aquilini, serving as Owner and Governor since 2004. The team has never won a Stanley Cup championship. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Vancouver Canucks, the NHL, or any of their respective affiliates.

Principal Risks

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. An investment in this Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors should closely monitor their investments and should consider purchasing Fund Shares only if they understand and can bear the risks of the Fund. The following risks could affect the value of your investment in the Fund:

EFFECTS OF COMPOUNDING AND MARKET VOLATILITY RISK. The Fund seeks daily leveraged investment results. The Fund’s returns for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of CANUCKS’ return over the same period. Compounding affects all investments, but has a more significant impact on a daily leveraged fund. A daily leveraged fund will lose money over time if CANUCKS’ performance is flat, and it is possible that the Fund will lose money over time even if CANUCKS’ performance increases. The effect of compounding becomes more pronounced as CANUCKS’ volatility and the holding period increase.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of CANUCKS will be magnified. This means that an investment in the Fund could lose an amount greater than the principal amount invested. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with CANUCKS. Seeking to achieve 200% daily leveraged investment results means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period.

DAILY CORRELATION/TRACKING RISK. There is no guarantee that the Fund will achieve a high degree of correlation with CANUCKS. Achieving such a high degree of correlation on any single day or over time may be difficult. The Fund is subject to correlation risk, which means a correlation between the performance of the Fund and CANUCKS of 200% may not be achieved. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

HOLDING PERIOD RISK. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly direction, from 200% of the daily return of CANUCKS for the same period. The more extreme the daily performance of CANUCKS, the greater the difference. Additionally, the Fund’s return for periods longer than a single day may be negative even when the return of CANUCKS for the same period is positive. The Fund is not suitable for investors who plan to hold Fund Shares for a period of time greater than a single trading day. Investors holding Fund Shares for periods greater than one trading day should understand that holding periods longer than one day may increase the likelihood that the Fund’s returns will differ significantly from 200% of the returns of CANUCKS over the same period.

VOLATILITY RISK. CANUCKS is subject to volatility, and volatility increases the impact of compounding on the Fund’s returns. The value of an investment in the Fund may decrease significantly and without warning under certain market conditions. The more volatile CANUCKS is, the less likely the Fund will achieve returns in proportion to its stated investment objective over periods longer than a single day. Historically, the securities of companies that rely heavily on sports performance-linked investments and derivatives have experienced significant price volatility.

DAILY REBALANCING RISK. Daily rebalancing has important implications for the performance of the Fund for periods longer than a day. The Fund rebalances its portfolio each day to maintain the target leverage exposure. As a consequence, if CANUCKS increases on a given day, the Fund’s net assets should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if CANUCKS decreases on a given day, the Fund’s net assets should decrease, meaning that the Fund’s exposure will need to be decreased. In rising markets, daily rebalancing causes the Fund to “buy high” by increasing exposure, and in declining markets, daily rebalancing causes the Fund to “sell low” by decreasing exposure. The daily rebalancing of the Fund’s portfolio may cause increased transaction costs and may result in the Fund paying more in brokerage commissions. Further, daily rebalancing will impair the Fund’s performance in volatile or flat markets.

INTRA-DAY INVESTMENT RISK. The Fund seeks daily leveraged investment results, which should not be equated with seeking an investment objective for shorter than a day. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to CANUCKS on any trading day, and investors should not expect the Fund to provide leveraged returns on an intra-day basis. If there is a significant intra-day market event and/or CANUCKS experiences a significant change in value, the Fund may not meet its investment objective, be unable to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, because the Fund seeks to meet its investment objective each trading day, market volatility and other factors could impact the Fund’s ability to achieve the desired exposure before the end of each trading day.

COUNTERPARTY RISK. The Fund may invest in financial instruments, including CANUCKS Swaps, that involve counterparties for the purpose of attempting to achieve its investment objective. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and the Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The Fund is subject to the risk that a counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt, or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be heightened when there is significant volatility in the overall market or CANUCKS.

UNDERLYING ETF RISK. The Fund invests in CANUCKS, and therefore the Fund’s investment performance is related to the performance of CANUCKS. The Fund is subject to the risks associated with CANUCKS’ investments, including the risk that CANUCKS will not achieve its stated investment objective. The Fund will bear its proportionate share of any fees and expenses charged by CANUCKS, and shareholders will pay both the management fee of the Fund and indirectly pay the fees and expenses of CANUCKS to the extent the Fund invests in CANUCKS. Shares of CANUCKS may trade at a premium or discount to their net asset value, and shares of CANUCKS may be halted or delisted from trading on an exchange, which could disrupt the Fund’s strategy.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. To the extent the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund may be subject to regulation by the CFTC. In such case, the Adviser may be required to register as a CPO with respect to the Fund, and the Fund may be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked to the performance of the Vancouver Canucks, as reflected in the Canucks Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. To the extent the Fund invests in Index Futures Contracts, the Fund’s strategy of rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because rolling futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-ice performance, that would have positively affected the Canucks Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, ETFs, interest rates, or indexes. The Fund’s investments in derivatives, including CANUCKS Swaps, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Swap Agreements Risk. The Fund expects to obtain a substantial portion of its leveraged exposure through total return swap agreements referencing CANUCKS. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk, and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Swaps are also subject to the risk that a counterparty may become unable or unwilling to meet its contractual obligations to the Fund.

Futures Contracts Risk. The Fund may obtain exposure to Index Futures Contracts on the Canucks Index. Futures contracts may not correlate perfectly with the Canucks Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-ice performance during the contract term.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

CANUCKS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Canucks Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Canucks Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the NHL, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The NHL serves as the sole data source for the underlying statistics but does not participate in index governance. If the NHL were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Canucks Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of NHL competition. Any actual or perceived compromise of competitive integrity, including match-fixing, referee bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of NHL games, halting the generation of new statistical data upon which the Canucks Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Canucks Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [ADVISER] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The NHL season follows a fixed calendar, generally spanning October through June. During the offseason, no games are played and the Canucks Index is static, generating no new data inputs. Futures linked to the Canucks Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional hockey may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-ICE RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-ice performance of the Vancouver Canucks as reflected in the Canucks Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition.

TRADING HOURS AND SPORTING EVENT TIMING RISK. NHL games are typically played during evenings and on weekends, while futures markets and securities exchanges generally operate during standard business hours. Significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [ADVISER] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [        ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports HockeyShares™ 2x Vegas Golden Knights ETF

Important Information About the Fund

The Alpha Sports HockeyShares™ 2x Vegas Golden Knights ETF (the “Fund”) is a daily leveraged exchange-traded fund (“ETF”) that seeks to provide investment results equal to 200% of the daily performance of the Alpha Sports HockeyShares™ Vegas Golden Knights ETF (“KNIGHTS”). This Fund is different from most other ETFs in that it seeks leveraged returns relative to an underlying ETF and seeks returns over a period of only one day, before fees and expenses.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and who intend to actively monitor and manage their investments on a daily basis. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. Investors who do not understand the Fund or do not intend to actively manage their funds and monitor their investments should not buy the Fund.

The Fund is not suitable as a buy-and-hold investment. The Fund should not be expected to provide 200% of the cumulative performance of KNIGHTS for periods greater than a single day. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% the performance of KNIGHTS. Returns over periods other than one day will very likely differ in amount, and possibly direction, from the Fund’s stated multiple times the return of KNIGHTS for the same period. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of KNIGHTS over the same period. The Fund will lose money if KNIGHTS’ performance is flat over time, and as a result of daily rebalancing, KNIGHTS’ volatility and the effects of compounding, it is even possible that the Fund will lose money over time while KNIGHTS’ performance increases over a period longer than a single day. Longer holding periods, higher volatility of KNIGHTS and leverage increase the impact of compounding on an investor’s returns. During periods of higher KNIGHTS volatility, the volatility of KNIGHTS may affect the Fund’s return as much as, or more than, the return of KNIGHTS. An investor could lose the full principal value of his/her investment within a single day.

The Fund’s investment adviser will not attempt to position the Fund’s portfolio to ensure that the Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day. As a consequence, if KNIGHTS moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

Investment Objectives

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Vegas Golden Knights ETF.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed ETF that seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Vegas Golden Knights ETF (“KNIGHTS”). KNIGHTS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Vegas Golden Knights Index (the “Golden Knights Index”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day.

Under normal market conditions, the Fund will obtain its leveraged exposure primarily through total return swap agreements referencing KNIGHTS (“KNIGHTS Swaps”) but may also obtain exposure through other derivatives, including futures contracts on the Golden Knights Index (“Index Futures Contracts”) in which KNIGHTS invests. The Fund expects to invest at least 80% of its net assets (plus any borrowings for investment purposes) in KNIGHTS Swaps, futures contracts on the Golden Knights Index, shares of KNIGHTS, and other financial instruments that provide daily leveraged exposure to KNIGHTS, consistent with the Fund’s investment objective.

About KNIGHTS

KNIGHTS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Vegas Golden Knights Index (the “Golden Knights Index”), a non-investable index that is designed to measure the cumulative on-ice performance of the Vegas Golden Knights professional ice hockey team over a single season. The Golden Knights Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Vegas Golden Knights over the course of each National Hockey League (“NHL”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Golden Knights Index is administered and calculated by FutureSports (the “Index Provider”).

The Golden Knights Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month (provided at least 100 NHL regular season games occurred during the month), or end of a season. Positive outcomes that increase the Index value include goals scored, shots on goal, faceoff wins, blocked shots, hits, saves, and takeaways. Negative outcomes that decrease the Index value include goals allowed, opposition shots on goal, faceoff losses, shots blocked by opponents, hits taken, opposition saves, giveaways, and penalties (with escalating negative values for minor penalties, extended penalties, misconduct, and ejections). Each goal scored and goal allowed is subject to different multiplier values for even-strength, power play, and short-handed goals (with adjustments to these multipliers for an empty net goal). In addition, the Golden Knights Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, game clinching goals, wins, losses, and high- or low-scoring games), monthly milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during a calendar month), seasonal milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during the regular season, and finishing first or last in conference), and postseason milestones (including winning the Stanley Cup). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Golden Knights Index relies exclusively on official NHL statistical data. Accordingly, actions or events outside of actual game play do not affect the Index’s value. The NHL does not participate in the governance or calculation of the Index.

The Golden Knights Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Golden Knights Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. The Golden Knights Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain its leveraged exposure to KNIGHTS primarily through KNIGHTS Swaps. A KNIGHTS Swap is a total return swap agreement that provides the Fund with a return based on the performance of KNIGHTS in exchange for a fee paid by the Fund to the swap counterparty. The Fund may also obtain leveraged exposure through other derivatives, including futures contracts on the Golden Knights Index (“Index Futures Contracts”), shares of KNIGHTS, and other financial instruments that provide daily leveraged exposure to KNIGHTS. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

The Fund may invest in KNIGHTS Swaps with one or more major global financial institutions that the Adviser believes to be creditworthy. The Adviser intends to select swap counterparties based on a number of factors, including, but not limited to, creditworthiness, execution capability, pricing, liquidity, and operational reliability. The Fund may enter into KNIGHTS Swaps with multiple counterparties to reduce counterparty risk and to facilitate execution.

In addition to its investments in KNIGHTS Swaps and other derivatives, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

KNIGHTS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the Golden Knights Index. Because the Fund’s performance is linked to KNIGHTS, and KNIGHTS’ performance is linked to the Golden Knights Index, the Fund’s returns will be affected by the on-ice performance of the Vegas Golden Knights as reflected in the Golden Knights Index. During the NHL offseason, approximately July through September, the Golden Knights Index does not change because no games are played and no new statistical data is generated. The price of KNIGHTS may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Golden Knights Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in KNIGHTS Swaps, shares of KNIGHTS, and other instruments that provide leveraged exposure to KNIGHTS.

The Fund’s use of swap agreements and other derivatives may subject the Fund to additional regulatory requirements. To the extent that the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund’s investment adviser, [ADVISER], may be required to register as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund may be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Vegas Golden Knights

The Vegas Golden Knights are a professional ice hockey team based in Las Vegas, Nevada, competing in the Pacific Division of the NHL’s Western Conference. During the 2025–2026 season, the Golden Knights finished first in the Pacific Division, ranking 9th in standings points, 4th in goals for, 10th in goals against, and 7th in goal differential. The Golden Knights were founded in 2017 as an expansion franchise by Bill Foley. The Golden Knights are currently owned by Bill Foley, serving as Owner and Chairman. The team has won one Stanley Cup championship, capturing the title in 2023. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Vegas Golden Knights, the NHL, or any of their respective affiliates.

Principal Risks

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. An investment in this Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors should closely monitor their investments and should consider purchasing Fund Shares only if they understand and can bear the risks of the Fund. The following risks could affect the value of your investment in the Fund:

EFFECTS OF COMPOUNDING AND MARKET VOLATILITY RISK. The Fund seeks daily leveraged investment results. The Fund’s returns for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of KNIGHTS’ return over the same period. Compounding affects all investments, but has a more significant impact on a daily leveraged fund. A daily leveraged fund will lose money over time if KNIGHTS’ performance is flat, and it is possible that the Fund will lose money over time even if KNIGHTS’ performance increases. The effect of compounding becomes more pronounced as KNIGHTS’ volatility and the holding period increase.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of KNIGHTS will be magnified. This means that an investment in the Fund could lose an amount greater than the principal amount invested. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with KNIGHTS. Seeking to achieve 200% daily leveraged investment results means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period.

DAILY CORRELATION/TRACKING RISK. There is no guarantee that the Fund will achieve a high degree of correlation with KNIGHTS. Achieving such a high degree of correlation on any single day or over time may be difficult. The Fund is subject to correlation risk, which means a correlation between the performance of the Fund and KNIGHTS of 200% may not be achieved. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

HOLDING PERIOD RISK. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly direction, from 200% of the daily return of KNIGHTS for the same period. The more extreme the daily performance of KNIGHTS, the greater the difference. Additionally, the Fund’s return for periods longer than a single day may be negative even when the return of KNIGHTS for the same period is positive. The Fund is not suitable for investors who plan to hold Fund Shares for a period of time greater than a single trading day. Investors holding Fund Shares for periods greater than one trading day should understand that holding periods longer than one day may increase the likelihood that the Fund’s returns will differ significantly from 200% of the returns of KNIGHTS over the same period.

VOLATILITY RISK. KNIGHTS is subject to volatility, and volatility increases the impact of compounding on the Fund’s returns. The value of an investment in the Fund may decrease significantly and without warning under certain market conditions. The more volatile KNIGHTS is, the less likely the Fund will achieve returns in proportion to its stated investment objective over periods longer than a single day. Historically, the securities of companies that rely heavily on sports performance-linked investments and derivatives have experienced significant price volatility.

DAILY REBALANCING RISK. Daily rebalancing has important implications for the performance of the Fund for periods longer than a day. The Fund rebalances its portfolio each day to maintain the target leverage exposure. As a consequence, if KNIGHTS increases on a given day, the Fund’s net assets should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if KNIGHTS decreases on a given day, the Fund’s net assets should decrease, meaning that the Fund’s exposure will need to be decreased. In rising markets, daily rebalancing causes the Fund to “buy high” by increasing exposure, and in declining markets, daily rebalancing causes the Fund to “sell low” by decreasing exposure. The daily rebalancing of the Fund’s portfolio may cause increased transaction costs and may result in the Fund paying more in brokerage commissions. Further, daily rebalancing will impair the Fund’s performance in volatile or flat markets.

INTRA-DAY INVESTMENT RISK. The Fund seeks daily leveraged investment results, which should not be equated with seeking an investment objective for shorter than a day. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to KNIGHTS on any trading day, and investors should not expect the Fund to provide leveraged returns on an intra-day basis. If there is a significant intra-day market event and/or KNIGHTS experiences a significant change in value, the Fund may not meet its investment objective, be unable to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, because the Fund seeks to meet its investment objective each trading day, market volatility and other factors could impact the Fund’s ability to achieve the desired exposure before the end of each trading day.

COUNTERPARTY RISK. The Fund may invest in financial instruments, including KNIGHTS Swaps, that involve counterparties for the purpose of attempting to achieve its investment objective. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and the Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The Fund is subject to the risk that a counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt, or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be heightened when there is significant volatility in the overall market or KNIGHTS.

UNDERLYING ETF RISK. The Fund invests in KNIGHTS, and therefore the Fund’s investment performance is related to the performance of KNIGHTS. The Fund is subject to the risks associated with KNIGHTS’ investments, including the risk that KNIGHTS will not achieve its stated investment objective. The Fund will bear its proportionate share of any fees and expenses charged by KNIGHTS, and shareholders will pay both the management fee of the Fund and indirectly pay the fees and expenses of KNIGHTS to the extent the Fund invests in KNIGHTS. Shares of KNIGHTS may trade at a premium or discount to their net asset value, and shares of KNIGHTS may be halted or delisted from trading on an exchange, which could disrupt the Fund’s strategy.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. To the extent the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund may be subject to regulation by the CFTC. In such case, the Adviser may be required to register as a CPO with respect to the Fund, and the Fund may be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked to the performance of the Vegas Golden Knights, as reflected in the Golden Knights Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. To the extent the Fund invests in Index Futures Contracts, the Fund’s strategy of rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because rolling futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-ice performance, that would have positively affected the Golden Knights Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, ETFs, interest rates, or indexes. The Fund’s investments in derivatives, including KNIGHTS Swaps, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Swap Agreements Risk. The Fund expects to obtain a substantial portion of its leveraged exposure through total return swap agreements referencing KNIGHTS. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk, and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Swaps are also subject to the risk that a counterparty may become unable or unwilling to meet its contractual obligations to the Fund.

Futures Contracts Risk. The Fund may obtain exposure to Index Futures Contracts on the Golden Knights Index. Futures contracts may not correlate perfectly with the Golden Knights Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-ice performance during the contract term.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

GOLDEN KNIGHTS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Golden Knights Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Golden Knights Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the NHL, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The NHL serves as the sole data source for the underlying statistics but does not participate in index governance. If the NHL were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Golden Knights Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of NHL competition. Any actual or perceived compromise of competitive integrity, including match-fixing, referee bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of NHL games, halting the generation of new statistical data upon which the Golden Knights Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Golden Knights Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [ADVISER] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The NHL season follows a fixed calendar, generally spanning October through June. During the offseason, no games are played and the Golden Knights Index is static, generating no new data inputs. Futures linked to the Golden Knights Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional hockey may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-ICE RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-ice performance of the Vegas Golden Knights as reflected in the Golden Knights Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition.

TRADING HOURS AND SPORTING EVENT TIMING RISK. NHL games are typically played during evenings and on weekends, while futures markets and securities exchanges generally operate during standard business hours. Significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [ADVISER] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [        ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports HockeyShares™ 2x Washington Capitals ETF

Important Information About the Fund

The Alpha Sports HockeyShares™ 2x Washington Capitals ETF (the “Fund”) is a daily leveraged exchange-traded fund (“ETF”) that seeks to provide investment results equal to 200% of the daily performance of the Alpha Sports HockeyShares™ Washington Capitals ETF (“CAPITALS”). This Fund is different from most other ETFs in that it seeks leveraged returns relative to an underlying ETF and seeks returns over a period of only one day, before fees and expenses.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and who intend to actively monitor and manage their investments on a daily basis. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. Investors who do not understand the Fund or do not intend to actively manage their funds and monitor their investments should not buy the Fund.

The Fund is not suitable as a buy-and-hold investment. The Fund should not be expected to provide 200% of the cumulative performance of CAPITALS for periods greater than a single day. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% the performance of CAPITALS. Returns over periods other than one day will very likely differ in amount, and possibly direction, from the Fund’s stated multiple times the return of CAPITALS for the same period. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of CAPITALS over the same period. The Fund will lose money if CAPITALS’ performance is flat over time, and as a result of daily rebalancing, CAPITALS’ volatility and the effects of compounding, it is even possible that the Fund will lose money over time while CAPITALS’ performance increases over a period longer than a single day. Longer holding periods, higher volatility of CAPITALS and leverage increase the impact of compounding on an investor’s returns. During periods of higher CAPITALS volatility, the volatility of CAPITALS may affect the Fund’s return as much as, or more than, the return of CAPITALS. An investor could lose the full principal value of his/her investment within a single day.

The Fund’s investment adviser will not attempt to position the Fund’s portfolio to ensure that the Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day. As a consequence, if CAPITALS moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

Investment Objectives

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Washington Capitals ETF.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed ETF that seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Washington Capitals ETF (“CAPITALS”). CAPITALS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Washington Capitals Index (the “Capitals Index”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day.

Under normal market conditions, the Fund will obtain its leveraged exposure primarily through total return swap agreements referencing CAPITALS (“CAPITALS Swaps”) but may also obtain exposure through other derivatives, including futures contracts on the Capitals Index (“Index Futures Contracts”) in which CAPITALS invests. The Fund expects to invest at least 80% of its net assets (plus any borrowings for investment purposes) in CAPITALS Swaps, futures contracts on the Capitals Index, shares of CAPITALS, and other financial instruments that provide daily leveraged exposure to CAPITALS, consistent with the Fund’s investment objective.

About CAPITALS

CAPITALS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Washington Capitals Index (the “Capitals Index”), a non-investable index that is designed to measure the cumulative on-ice performance of the Washington Capitals professional ice hockey team over a single season. The Capitals Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Washington Capitals over the course of each National Hockey League (“NHL”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Capitals Index is administered and calculated by FutureSports (the “Index Provider”).

The Capitals Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month (provided at least 100 NHL regular season games occurred during the month), or end of a season. Positive outcomes that increase the Index value include goals scored, shots on goal, faceoff wins, blocked shots, hits, saves, and takeaways. Negative outcomes that decrease the Index value include goals allowed, opposition shots on goal, faceoff losses, shots blocked by opponents, hits taken, opposition saves, giveaways, and penalties (with escalating negative values for minor penalties, extended penalties, misconduct, and ejections). Each goal scored and goal allowed is subject to different multiplier values for even-strength, power play, and short-handed goals (with adjustments to these multipliers for an empty net goal). In addition, the Capitals Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, game clinching goals, wins, losses, and high- or low-scoring games), monthly milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during a calendar month), seasonal milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during the regular season, and finishing first or last in conference), and postseason milestones (including winning the Stanley Cup). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Capitals Index relies exclusively on official NHL statistical data. Accordingly, actions or events outside of actual game play do not affect the Index’s value. The NHL does not participate in the governance or calculation of the Index.

The Capitals Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Capitals Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. The Capitals Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain its leveraged exposure to CAPITALS primarily through CAPITALS Swaps. A CAPITALS Swap is a total return swap agreement that provides the Fund with a return based on the performance of CAPITALS in exchange for a fee paid by the Fund to the swap counterparty. The Fund may also obtain leveraged exposure through other derivatives, including futures contracts on the Capitals Index (“Index Futures Contracts”), shares of CAPITALS, and other financial instruments that provide daily leveraged exposure to CAPITALS. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

The Fund may invest in CAPITALS Swaps with one or more major global financial institutions that the Adviser believes to be creditworthy. The Adviser intends to select swap counterparties based on a number of factors, including, but not limited to, creditworthiness, execution capability, pricing, liquidity, and operational reliability. The Fund may enter into CAPITALS Swaps with multiple counterparties to reduce counterparty risk and to facilitate execution.

In addition to its investments in CAPITALS Swaps and other derivatives, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

CAPITALS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the Capitals Index. Because the Fund’s performance is linked to CAPITALS, and CAPITALS’ performance is linked to the Capitals Index, the Fund’s returns will be affected by the on-ice performance of the Washington Capitals as reflected in the Capitals Index. During the NHL offseason, approximately July through September, the Capitals Index does not change because no games are played and no new statistical data is generated. The price of CAPITALS may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Capitals Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in CAPITALS Swaps, shares of CAPITALS, and other instruments that provide leveraged exposure to CAPITALS.

The Fund’s use of swap agreements and other derivatives may subject the Fund to additional regulatory requirements. To the extent that the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund’s investment adviser, [ADVISER], may be required to register as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund may be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Washington Capitals

The Washington Capitals are a professional ice hockey team based in Washington, D.C., competing in the Metropolitan Division of the NHL’s Eastern Conference. During the 2025–2026 season, the Capitals finished sixth in the Metropolitan Division, ranking 23rd in standings points, 24th in goals for, 20th in goals against, and 21st in goal differential. The Capitals were founded in 1974 by Abe Pollin. The Capitals are currently owned by Monumental Sports & Entertainment, with Ted Leonsis serving as Owner and Governor since 1999. The team has won one Stanley Cup championship, capturing the title in 2018. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Washington Capitals, the NHL, or any of their respective affiliates.

Principal Risks

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. An investment in this Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors should closely monitor their investments and should consider purchasing Fund Shares only if they understand and can bear the risks of the Fund. The following risks could affect the value of your investment in the Fund:

EFFECTS OF COMPOUNDING AND MARKET VOLATILITY RISK. The Fund seeks daily leveraged investment results. The Fund’s returns for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of CAPITALS’ return over the same period. Compounding affects all investments, but has a more significant impact on a daily leveraged fund. A daily leveraged fund will lose money over time if CAPITALS’ performance is flat, and it is possible that the Fund will lose money over time even if CAPITALS’ performance increases. The effect of compounding becomes more pronounced as CAPITALS’ volatility and the holding period increase.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of CAPITALS will be magnified. This means that an investment in the Fund could lose an amount greater than the principal amount invested. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with CAPITALS. Seeking to achieve 200% daily leveraged investment results means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period.

DAILY CORRELATION/TRACKING RISK. There is no guarantee that the Fund will achieve a high degree of correlation with CAPITALS. Achieving such a high degree of correlation on any single day or over time may be difficult. The Fund is subject to correlation risk, which means a correlation between the performance of the Fund and CAPITALS of 200% may not be achieved. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

HOLDING PERIOD RISK. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly direction, from 200% of the daily return of CAPITALS for the same period. The more extreme the daily performance of CAPITALS, the greater the difference. Additionally, the Fund’s return for periods longer than a single day may be negative even when the return of CAPITALS for the same period is positive. The Fund is not suitable for investors who plan to hold Fund Shares for a period of time greater than a single trading day. Investors holding Fund Shares for periods greater than one trading day should understand that holding periods longer than one day may increase the likelihood that the Fund’s returns will differ significantly from 200% of the returns of CAPITALS over the same period.

VOLATILITY RISK. CAPITALS is subject to volatility, and volatility increases the impact of compounding on the Fund’s returns. The value of an investment in the Fund may decrease significantly and without warning under certain market conditions. The more volatile CAPITALS is, the less likely the Fund will achieve returns in proportion to its stated investment objective over periods longer than a single day. Historically, the securities of companies that rely heavily on sports performance-linked investments and derivatives have experienced significant price volatility.

DAILY REBALANCING RISK. Daily rebalancing has important implications for the performance of the Fund for periods longer than a day. The Fund rebalances its portfolio each day to maintain the target leverage exposure. As a consequence, if CAPITALS increases on a given day, the Fund’s net assets should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if CAPITALS decreases on a given day, the Fund’s net assets should decrease, meaning that the Fund’s exposure will need to be decreased. In rising markets, daily rebalancing causes the Fund to “buy high” by increasing exposure, and in declining markets, daily rebalancing causes the Fund to “sell low” by decreasing exposure. The daily rebalancing of the Fund’s portfolio may cause increased transaction costs and may result in the Fund paying more in brokerage commissions. Further, daily rebalancing will impair the Fund’s performance in volatile or flat markets.

INTRA-DAY INVESTMENT RISK. The Fund seeks daily leveraged investment results, which should not be equated with seeking an investment objective for shorter than a day. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to CAPITALS on any trading day, and investors should not expect the Fund to provide leveraged returns on an intra-day basis. If there is a significant intra-day market event and/or CAPITALS experiences a significant change in value, the Fund may not meet its investment objective, be unable to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, because the Fund seeks to meet its investment objective each trading day, market volatility and other factors could impact the Fund’s ability to achieve the desired exposure before the end of each trading day.

COUNTERPARTY RISK. The Fund may invest in financial instruments, including CAPITALS Swaps, that involve counterparties for the purpose of attempting to achieve its investment objective. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and the Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The Fund is subject to the risk that a counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt, or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be heightened when there is significant volatility in the overall market or CAPITALS.

UNDERLYING ETF RISK. The Fund invests in CAPITALS, and therefore the Fund’s investment performance is related to the performance of CAPITALS. The Fund is subject to the risks associated with CAPITALS’ investments, including the risk that CAPITALS will not achieve its stated investment objective. The Fund will bear its proportionate share of any fees and expenses charged by CAPITALS, and shareholders will pay both the management fee of the Fund and indirectly pay the fees and expenses of CAPITALS to the extent the Fund invests in CAPITALS. Shares of CAPITALS may trade at a premium or discount to their net asset value, and shares of CAPITALS may be halted or delisted from trading on an exchange, which could disrupt the Fund’s strategy.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. To the extent the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund may be subject to regulation by the CFTC. In such case, the Adviser may be required to register as a CPO with respect to the Fund, and the Fund may be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked to the performance of the Washington Capitals, as reflected in the Capitals Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. To the extent the Fund invests in Index Futures Contracts, the Fund’s strategy of rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because rolling futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-ice performance, that would have positively affected the Capitals Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, ETFs, interest rates, or indexes. The Fund’s investments in derivatives, including CAPITALS Swaps, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Swap Agreements Risk. The Fund expects to obtain a substantial portion of its leveraged exposure through total return swap agreements referencing CAPITALS. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk, and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Swaps are also subject to the risk that a counterparty may become unable or unwilling to meet its contractual obligations to the Fund.

Futures Contracts Risk. The Fund may obtain exposure to Index Futures Contracts on the Capitals Index. Futures contracts may not correlate perfectly with the Capitals Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-ice performance during the contract term.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

CAPITALS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Capitals Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Capitals Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the NHL, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The NHL serves as the sole data source for the underlying statistics but does not participate in index governance. If the NHL were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Capitals Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of NHL competition. Any actual or perceived compromise of competitive integrity, including match-fixing, referee bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of NHL games, halting the generation of new statistical data upon which the Capitals Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Capitals Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [ADVISER] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The NHL season follows a fixed calendar, generally spanning October through June. During the offseason, no games are played and the Capitals Index is static, generating no new data inputs. Futures linked to the Capitals Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional hockey may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-ICE RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-ice performance of the Washington Capitals as reflected in the Capitals Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition.

TRADING HOURS AND SPORTING EVENT TIMING RISK. NHL games are typically played during evenings and on weekends, while futures markets and securities exchanges generally operate during standard business hours. Significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [ADVISER] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [        ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Alpha Sports HockeyShares™ 2x Winnipeg Jets ETF

Important Information About the Fund

The Alpha Sports HockeyShares™ 2x Winnipeg Jets ETF (the “Fund”) is a daily leveraged exchange-traded fund (“ETF”) that seeks to provide investment results equal to 200% of the daily performance of the Alpha Sports HockeyShares™ Winnipeg Jets ETF (“JETS”). This Fund is different from most other ETFs in that it seeks leveraged returns relative to an underlying ETF and seeks returns over a period of only one day, before fees and expenses.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and who intend to actively monitor and manage their investments on a daily basis. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. Investors who do not understand the Fund or do not intend to actively manage their funds and monitor their investments should not buy the Fund.

The Fund is not suitable as a buy-and-hold investment. The Fund should not be expected to provide 200% of the cumulative performance of JETS for periods greater than a single day. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% the performance of JETS. Returns over periods other than one day will very likely differ in amount, and possibly direction, from the Fund’s stated multiple times the return of JETS for the same period. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of JETS over the same period. The Fund will lose money if JETS’ performance is flat over time, and as a result of daily rebalancing, JETS’ volatility and the effects of compounding, it is even possible that the Fund will lose money over time while JETS’ performance increases over a period longer than a single day. Longer holding periods, higher volatility of JETS and leverage increase the impact of compounding on an investor’s returns. During periods of higher JETS volatility, the volatility of JETS may affect the Fund’s return as much as, or more than, the return of JETS. An investor could lose the full principal value of his/her investment within a single day.

The Fund’s investment adviser will not attempt to position the Fund’s portfolio to ensure that the Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day. As a consequence, if JETS moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

Investment Objectives

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Winnipeg Jets ETF.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1)       “Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund is an actively managed ETF that seeks daily investment results, before fees and expenses, of 200% of the daily performance of Alpha Sports HockeyShares™ Winnipeg Jets ETF (“JETS”). JETS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Winnipeg Jets Index (the “Jets Index”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day.

Under normal market conditions, the Fund will obtain its leveraged exposure primarily through total return swap agreements referencing JETS (“JETS Swaps”) but may also obtain exposure through other derivatives, including futures contracts on the Jets Index (“Index Futures Contracts”) in which JETS invests. The Fund expects to invest at least 80% of its net assets (plus any borrowings for investment purposes) in JETS Swaps, futures contracts on the Jets Index, shares of JETS, and other financial instruments that provide daily leveraged exposure to JETS, consistent with the Fund’s investment objective.

About JETS

JETS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the CME FSPI NHL Winnipeg Jets Index (the “Jets Index”), a non-investable index that is designed to measure the cumulative on-ice performance of the Winnipeg Jets professional ice hockey team over a single season. The Jets Index is a rules-based benchmark designed to measure the cumulative athletic performance of the Winnipeg Jets over the course of each National Hockey League (“NHL”) season through the systematic aggregation of officially reported League performance statistics. The Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. The Jets Index is administered and calculated by FutureSports (the “Index Provider”).

The Jets Index value is affected by both positive and negative performance constituents during or at the conclusion of a game, end of a calendar month (provided at least 100 NHL regular season games occurred during the month), or end of a season. Positive outcomes that increase the Index value include goals scored, shots on goal, faceoff wins, blocked shots, hits, saves, and takeaways. Negative outcomes that decrease the Index value include goals allowed, opposition shots on goal, faceoff losses, shots blocked by opponents, hits taken, opposition saves, giveaways, and penalties (with escalating negative values for minor penalties, extended penalties, misconduct, and ejections). Each goal scored and goal allowed is subject to different multiplier values for even-strength, power play, and short-handed goals (with adjustments to these multipliers for an empty net goal). In addition, the Jets Index incorporates milestone constituents that reward or penalize threshold-based performance achievements, including game-level milestones (such as shutouts, game clinching goals, wins, losses, and high- or low-scoring games), monthly milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during a calendar month), seasonal milestones (such as most or fewest goals, blocks, and takeaways/giveaways among all NHL teams during the regular season, and finishing first or last in conference), and postseason milestones (including winning the Stanley Cup). All statistical and milestone constituents are assigned multiplier values that are fixed during the course of a particular season, and postseason constituents are subject to a seasonal adjustment factor of 1.5x. The Jets Index relies exclusively on official NHL statistical data. Accordingly, actions or events outside of actual game play do not affect the Index’s value. The NHL does not participate in the governance or calculation of the Index.

The Jets Index begins each season at a standardized base value of 7,500 and adjusts upward or downward in response to officially reported statistics from each game, including intra-game movement during live play. The Jets Index resets to its 7,500 base on the calculation day falling 32 calendar days after the last game of the Stanley Cup Final. The Jets Index is not subject to a lower bound and may take negative values during a season where cumulative negative constituent contributions exceed cumulative positive contributions.

About the Fund’s Investments

The Fund will obtain its leveraged exposure to JETS primarily through JETS Swaps. A JETS Swap is a total return swap agreement that provides the Fund with a return based on the performance of JETS in exchange for a fee paid by the Fund to the swap counterparty. The Fund may also obtain leveraged exposure through other derivatives, including futures contracts on the Jets Index (“Index Futures Contracts”), shares of JETS, and other financial instruments that provide daily leveraged exposure to JETS. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single trading day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

The Fund may invest in JETS Swaps with one or more major global financial institutions that the Adviser believes to be creditworthy. The Adviser intends to select swap counterparties based on a number of factors, including, but not limited to, creditworthiness, execution capability, pricing, liquidity, and operational reliability. The Fund may enter into JETS Swaps with multiple counterparties to reduce counterparty risk and to facilitate execution.

In addition to its investments in JETS Swaps and other derivatives, the Fund will hold collateral consisting of U.S. Treasury bills, cash, cash equivalents, and money market instruments. The Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

The Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities by the Fund to financial institutions with a simultaneous agreement to repurchase them at a mutually agreed-upon date and price. The Fund may use reverse repurchase agreements to assist in managing its RIC qualification and asset diversification requirements, or for other investment purposes.

The Fund does not invest directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

JETS is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on the Jets Index. Because the Fund’s performance is linked to JETS, and JETS’ performance is linked to the Jets Index, the Fund’s returns will be affected by the on-ice performance of the Winnipeg Jets as reflected in the Jets Index. During the NHL offseason, approximately July through September, the Jets Index does not change because no games are played and no new statistical data is generated. The price of JETS may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the Jets Index itself remains static until games resume.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in JETS Swaps, shares of JETS, and other instruments that provide leveraged exposure to JETS.

The Fund’s use of swap agreements and other derivatives may subject the Fund to additional regulatory requirements. To the extent that the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund’s investment adviser, [ADVISER], may be required to register as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). The Fund may be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase the Fund’s operating expenses.

About the Winnipeg Jets

The Winnipeg Jets are a professional ice hockey team based in Winnipeg, Manitoba, competing in the Central Division of the NHL’s Western Conference. During the 2025–2026 season, the Jets finished seventh in the Central Division, ranking 24th in standings points, 28th in goals for, 24th in goals against, and 22nd in goal differential. The Jets were founded in 2011 following the relocation of the Atlanta Thrashers. The Jets are currently owned by True North Sports & Entertainment, with Mark Chipman serving as Chairman. The franchise (as the Atlanta Thrashers and Winnipeg Jets) has never won a Stanley Cup championship. Neither the Fund, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the Winnipeg Jets, the NHL, or any of their respective affiliates.

Principal Risks

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. An investment in this Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors should closely monitor their investments and should consider purchasing Fund Shares only if they understand and can bear the risks of the Fund. The following risks could affect the value of your investment in the Fund:

EFFECTS OF COMPOUNDING AND MARKET VOLATILITY RISK. The Fund seeks daily leveraged investment results. The Fund’s returns for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of JETS’ return over the same period. Compounding affects all investments, but has a more significant impact on a daily leveraged fund. A daily leveraged fund will lose money over time if JETS’ performance is flat, and it is possible that the Fund will lose money over time even if JETS’ performance increases. The effect of compounding becomes more pronounced as JETS’ volatility and the holding period increase.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of JETS will be magnified. This means that an investment in the Fund could lose an amount greater than the principal amount invested. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with JETS. Seeking to achieve 200% daily leveraged investment results means that the return of the Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period.

DAILY CORRELATION/TRACKING RISK. There is no guarantee that the Fund will achieve a high degree of correlation with JETS. Achieving such a high degree of correlation on any single day or over time may be difficult. The Fund is subject to correlation risk, which means a correlation between the performance of the Fund and JETS of 200% may not be achieved. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

HOLDING PERIOD RISK. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly direction, from 200% of the daily return of JETS for the same period. The more extreme the daily performance of JETS, the greater the difference. Additionally, the Fund’s return for periods longer than a single day may be negative even when the return of JETS for the same period is positive. The Fund is not suitable for investors who plan to hold Fund Shares for a period of time greater than a single trading day. Investors holding Fund Shares for periods greater than one trading day should understand that holding periods longer than one day may increase the likelihood that the Fund’s returns will differ significantly from 200% of the returns of JETS over the same period.

VOLATILITY RISK. JETS is subject to volatility, and volatility increases the impact of compounding on the Fund’s returns. The value of an investment in the Fund may decrease significantly and without warning under certain market conditions. The more volatile JETS is, the less likely the Fund will achieve returns in proportion to its stated investment objective over periods longer than a single day. Historically, the securities of companies that rely heavily on sports performance-linked investments and derivatives have experienced significant price volatility.

DAILY REBALANCING RISK. Daily rebalancing has important implications for the performance of the Fund for periods longer than a day. The Fund rebalances its portfolio each day to maintain the target leverage exposure. As a consequence, if JETS increases on a given day, the Fund’s net assets should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if JETS decreases on a given day, the Fund’s net assets should decrease, meaning that the Fund’s exposure will need to be decreased. In rising markets, daily rebalancing causes the Fund to “buy high” by increasing exposure, and in declining markets, daily rebalancing causes the Fund to “sell low” by decreasing exposure. The daily rebalancing of the Fund’s portfolio may cause increased transaction costs and may result in the Fund paying more in brokerage commissions. Further, daily rebalancing will impair the Fund’s performance in volatile or flat markets.

INTRA-DAY INVESTMENT RISK. The Fund seeks daily leveraged investment results, which should not be equated with seeking an investment objective for shorter than a day. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to JETS on any trading day, and investors should not expect the Fund to provide leveraged returns on an intra-day basis. If there is a significant intra-day market event and/or JETS experiences a significant change in value, the Fund may not meet its investment objective, be unable to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, because the Fund seeks to meet its investment objective each trading day, market volatility and other factors could impact the Fund’s ability to achieve the desired exposure before the end of each trading day.

COUNTERPARTY RISK. The Fund may invest in financial instruments, including JETS Swaps, that involve counterparties for the purpose of attempting to achieve its investment objective. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the Fund may decline. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and the Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The Fund is subject to the risk that a counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt, or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be heightened when there is significant volatility in the overall market or JETS.

UNDERLYING ETF RISK. The Fund invests in JETS, and therefore the Fund’s investment performance is related to the performance of JETS. The Fund is subject to the risks associated with JETS’ investments, including the risk that JETS will not achieve its stated investment objective. The Fund will bear its proportionate share of any fees and expenses charged by JETS, and shareholders will pay both the management fee of the Fund and indirectly pay the fees and expenses of JETS to the extent the Fund invests in JETS. Shares of JETS may trade at a premium or discount to their net asset value, and shares of JETS may be halted or delisted from trading on an exchange, which could disrupt the Fund’s strategy.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. To the extent the Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund may be subject to regulation by the CFTC. In such case, the Adviser may be required to register as a CPO with respect to the Fund, and the Fund may be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on the Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect the Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. The Fund’s investment strategy is linked to the performance of the Winnipeg Jets, as reflected in the Jets Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair the Fund’s returns.

CONTANGO, BACKWARDATION AND ROLL RISK. To the extent the Fund invests in Index Futures Contracts, the Fund’s strategy of rolling such positions as they approach expiration entails regular transaction costs. If the futures market is in “contango” (where longer-dated contracts trade at a premium to nearer-dated contracts), rolling requires selling the lower-priced expiring contract and purchasing the higher-priced successor contract, generating a negative “roll yield” that erodes returns even if the underlying index level remains unchanged. Conversely, if the market is in “backwardation” (where longer-dated contracts trade at a discount), rolling may benefit the Fund. The frequency of rolling and the prevailing spread between contract months may have a significant impact on the Fund’s performance over time. Because rolling futures contracts prior to expiration, there is a risk that the Fund will exit a contract shortly before an event occurs, such as a game outcome or other on-ice performance, that would have positively affected the Jets Index value during the remaining term of the expiring contract. In such cases, the Fund would not benefit from the positive index movement attributable to that event under the expiring contract, and the replacement contract’s price may not fully reflect the impact of that event.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, ETFs, interest rates, or indexes. The Fund’s investments in derivatives, including JETS Swaps, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Swap Agreements Risk. The Fund expects to obtain a substantial portion of its leveraged exposure through total return swap agreements referencing JETS. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk, and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Swaps are also subject to the risk that a counterparty may become unable or unwilling to meet its contractual obligations to the Fund.

Futures Contracts Risk. The Fund may obtain exposure to Index Futures Contracts on the Jets Index. Futures contracts may not correlate perfectly with the Jets Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-ice performance during the contract term.

Options. Options are subject to time decay, volatility risk, and potential illiquidity. Purchased options may expire worthless, resulting in a total loss of the premium paid. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

JETS INDEX RISK. There is no guarantee that the Index Provider will compile, maintain, or calculate the Jets Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by the Fund and its shareholders. The Jets Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the NHL, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of the Fund. The NHL serves as the sole data source for the underlying statistics but does not participate in index governance. If the NHL were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GAMING AND STATE REGULATORY LITIGATION RISK. Financial products linked to sports outcomes may attract heightened regulatory scrutiny at the federal and state levels, including from gaming regulators. Changes in the regulatory landscape, or legal challenges to the permissibility of such products, could restrict the Fund’s operations, increase compliance costs, or require modifications to its investment strategy.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Certain market participants may possess material non-public information regarding team strategy, player health, contract negotiations, or other factors that could influence the Jets Index. The nascent nature of this market may present heightened information asymmetry compared to more established financial markets.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. Index Futures Contracts are new instruments with a limited trading history. The market may lack the depth, breadth, and participation necessary for reliable price discovery, resulting in wide bid-ask spreads, volatile pricing, and difficulty establishing or liquidating positions at desired prices. Significant growth in the Fund’s assets could make it increasingly difficult to transact at favorable prices without materially affecting market prices. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of the Fund’s investments depends in part on the integrity of NHL competition. Any actual or perceived compromise of competitive integrity, including match-fixing, referee bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of NHL games, halting the generation of new statistical data upon which the Jets Index depends. A protracted work stoppage could prevent the Fund from generating meaningful returns and could harm liquidity in Jets Index Futures.

LIQUIDITY RISK. Some investments held by the Fund, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [ADVISER] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The NHL season follows a fixed calendar, generally spanning October through June. During the offseason, no games are played and the Jets Index is static, generating no new data inputs. Futures linked to the Jets Index may exhibit minimal price movement or unpredictable behavior during this period, yet the Fund continues to incur operating expenses. The seasonal nature of professional hockey may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to the Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of the Fund’s status as a registered investment company under the 1940 Act. Certain intermediaries may permit only unsolicited purchases, prohibit financial advisers from recommending the Fund, or exclude the Fund from model portfolios. These restrictions could limit the Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV. If a significant number of intermediaries decline to distribute Fund Shares, the Fund may be unable to achieve sufficient scale, which could increase the Fund’s expense ratio and impair the Fund’s ability to operate effectively.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. The Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-ICE RESULTS RISK. An investment in the Fund is inherently speculative because the Fund’s returns are tied to the on-ice performance of the Winnipeg Jets as reflected in the Jets Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect the Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in the Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition.

TRADING HOURS AND SPORTING EVENT TIMING RISK. NHL games are typically played during evenings and on weekends, while futures markets and securities exchanges generally operate during standard business hours. Significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: [ADVISER] (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: [________]. [NTD: Insert portfolio manager names and inception dates once determined.]

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at [        ].

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Information About Each Fund’s Principal Investment Strategies

Each Fund is a series of the Trust and is regulated as an “investment company” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is organized as a Delaware statutory trust. Each Fund is treated as a separate fund with its own investment objectives and policies. Each Fund is an actively managed ETF that seeks daily leveraged investment results. The Funds are not suitable for all investors. The Funds are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Such investors are expected to monitor and manage their portfolios frequently. Investors in the Funds should: (a) understand the risks associated with the use of leverage; (b) understand the consequences of seeking daily leveraged investment results; and (c) intend to actively monitor and manage their investments. Investors who do not understand a Fund or do not intend to actively manage their funds and monitor their investments should not buy the Funds. There is no assurance that the Funds will achieve their investment objectives and an investment in a Fund could lose money. No single Fund is a complete investment program.

Under normal circumstances, each Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of its applicable Underlying ETF on a daily basis. For purposes of this policy, “financial instruments” includes (i) swap agreements that reference the applicable Underlying ETF (“Underlying ETF Swaps”); (ii) shares of the applicable Underlying ETF; (iii) call options on the applicable Underlying ETF or on other investment companies registered under the 1940 Act that invest in similar assets (“Other Investment Companies”); and (iv) exchange-traded options on the applicable Underlying ETF or on shares of Other Investment Companies. The table below sets forth each Fund and its corresponding Underlying ETF:

Fund	Underlying ETF
Alpha Sports HockeyShares™ 2x Anaheim Ducks ETF	Alpha Sports HockeyShares™ Anaheim Ducks ETF
Alpha Sports HockeyShares™ 2x Boston Bruins ETF	Alpha Sports HockeyShares™ Boston Bruins ETF
Alpha Sports HockeyShares™ 2x Buffalo Sabres ETF	Alpha Sports HockeyShares™ Buffalo Sabres ETF
Alpha Sports HockeyShares™ 2x Calgary Flames ETF	Alpha Sports HockeyShares™ Calgary Flames ETF
Alpha Sports HockeyShares™ 2x Carolina Hurricanes ETF	Alpha Sports HockeyShares™ Carolina Hurricanes ETF
Alpha Sports HockeyShares™ 2x Chicago Blackhawks ETF	Alpha Sports HockeyShares™ Chicago Blackhawks ETF
Alpha Sports HockeyShares™ 2x Colorado Avalanche ETF	Alpha Sports HockeyShares™ Colorado Avalanche ETF
Alpha Sports HockeyShares™ 2x Columbus Blue Jackets ETF	Alpha Sports HockeyShares™ Columbus Blue Jackets ETF
Alpha Sports HockeyShares™ 2x Dallas Stars ETF	Alpha Sports HockeyShares™ Dallas Stars ETF
Alpha Sports HockeyShares™ 2x Detroit Red Wings ETF	Alpha Sports HockeyShares™ Detroit Red Wings ETF
Alpha Sports HockeyShares™ 2x Edmonton Oilers ETF	Alpha Sports HockeyShares™ Edmonton Oilers ETF
Alpha Sports HockeyShares™ 2x Florida Panthers ETF	Alpha Sports HockeyShares™ Florida Panthers ETF
Alpha Sports HockeyShares™ 2x Los Angeles Kings ETF	Alpha Sports HockeyShares™ Los Angeles Kings ETF
Alpha Sports HockeyShares™ 2x Minnesota Wild ETF	Alpha Sports HockeyShares™ Minnesota Wild ETF
Alpha Sports HockeyShares™ 2x Montreal Canadiens ETF	Alpha Sports HockeyShares™ Montreal Canadiens ETF
Alpha Sports HockeyShares™ 2x Nashville Predators ETF	Alpha Sports HockeyShares™ Nashville Predators ETF
Alpha Sports HockeyShares™ 2x New Jersey Devils ETF	Alpha Sports HockeyShares™ New Jersey Devils ETF
Alpha Sports HockeyShares™ 2x New York Islanders ETF	Alpha Sports HockeyShares™ New York Islanders ETF
Alpha Sports HockeyShares™ 2x New York Rangers ETF	Alpha Sports HockeyShares™ New York Rangers ETF
Alpha Sports HockeyShares™ 2x Ottawa Senators ETF	Alpha Sports HockeyShares™ Ottawa Senators ETF
Alpha Sports HockeyShares™ 2x Philadelphia Flyers ETF	Alpha Sports HockeyShares™ Philadelphia Flyers ETF
Alpha Sports HockeyShares™ 2x Pittsburgh Penguins ETF	Alpha Sports HockeyShares™ Pittsburgh Penguins ETF
Alpha Sports HockeyShares™ 2x San Jose Sharks ETF	Alpha Sports HockeyShares™ San Jose Sharks ETF
Alpha Sports HockeyShares™ 2x Seattle Kraken ETF	Alpha Sports HockeyShares™ Seattle Kraken ETF
Alpha Sports HockeyShares™ 2x St. Louis Blues ETF	Alpha Sports HockeyShares™ St. Louis Blues ETF
Alpha Sports HockeyShares™ 2x Tampa Bay Lightning ETF	Alpha Sports HockeyShares™ Tampa Bay Lightning ETF
Alpha Sports HockeyShares™ 2x Toronto Maple Leafs ETF	Alpha Sports HockeyShares™ Toronto Maple Leafs ETF
Alpha Sports HockeyShares™ 2x Utah Mammoth ETF	Alpha Sports HockeyShares™ Utah Mammoth ETF
Alpha Sports HockeyShares™ 2x Vancouver Canucks ETF	Alpha Sports HockeyShares™ Vancouver Canucks ETF
Alpha Sports HockeyShares™ 2x Vegas Golden Knights ETF	Alpha Sports HockeyShares™ Vegas Golden Knights ETF
Alpha Sports HockeyShares™ 2x Washington Capitals ETF	Alpha Sports HockeyShares™ Washington Capitals ETF
Alpha Sports HockeyShares™ 2x Winnipeg Jets ETF	Alpha Sports HockeyShares™ Winnipeg Jets ETF

Each of the policies described herein (including each Fund’s investment objectives) constitute non-fundamental policies, which may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval . In addition, each Fund’s 80% investment policy is a non-fundamental policy and may be changed by the Board of Trustees upon 60 days’ written notice to shareholders. Unless otherwise stated, each Fund’s investment policies and limitations are applied at the time an investment is made. If a percentage limitation on investment is adhered to at the time of investment, a subsequent increase or decrease as a result of market movement or redemption will not trigger a violation of such investment limitation. Certain fundamental policies of the Fund are set forth in the Funds’ Statement of Additional Information (the “SAI”). There can be no assurance that a Fund’s objective will be achieved.

Each Fund will enter into swap agreements with respect to its Underlying ETF with financial institutions for a specified period ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying ETF. Each trading day the Adviser adjusts each Fund’s exposure to its Underlying ETF such that the notional exposure of all swaps equals 200% of the Fund’s aggregate net asset value. The impact of market movements during the day determines whether the total notional swap exposure needs to be increased or decreased. If the price of the Underlying ETF has risen on a given day, the value of the Fund’s net assets should rise, meaning its total notional swap exposure will typically need to be increased. Conversely, if the price of the Underlying ETF has fallen on a given day, the value of the Fund’s net assets should fall, meaning its total notional swap exposure will typically need to be reduced.

The time and manner in which a Fund rebalances its portfolio may vary from day to day at the sole discretion of the Adviser depending upon market conditions and other circumstances. Generally, at or near the close of the market at each trading day, each Fund will position its portfolio to ensure that the Fund’s exposure to its Underlying ETF is consistent with its stated investment objective. Each Fund reviews its notional exposure under each of its swap agreements, which reflects the extent of the Fund’s total investment exposure under the swap, to ensure that the Fund’s exposure is in-line with its stated investment objective. The gross returns to be exchanged are calculated with respect to the notional amount and the Underlying ETF’s returns to which the swap is linked. Swaps are typically closed out on a net basis. Thus, while the notional amount reflects the Fund’s total investment exposure under the swap, the net amount is the Fund’s current obligations (or rights) under the swap—that is the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement.

If for any reason a Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. As a result, the Fund may be more or less exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective. To the extent that a Fund needs to “roll” its swap positions (i.e., enter into new swap positions with a later expiration date as the current positions approach expiration), it could be subjected to increased costs, which could negatively impact the Fund’s performance. To create the necessary exposure, each Fund will enter into one or more swap agreements, which incur borrowing costs. In light of these charges and each Fund’s operating expenses, the expected return of each Fund over one trading day is equal to the gross expected return, which is the daily Underlying ETF return multiplied by the daily leverage factor, minus (i) financing charges incurred by the Fund in addition to the financing cost embedded in the Underlying ETF and (ii) daily operating expenses.

Additionally, each Fund may invest between [40-80]% of the Fund’s portfolio depending on the amount of collateral required by the Fund’s counterparties in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality. Each Fund also may invest collateral in shares of the REX Laddered Treasury Bill ETF or a similar affiliated fund.

Each Fund may also seek to achieve its investment objective by purchasing Index Futures Contracts or call options on its Underlying ETF or by investing directly in shares of its Underlying ETF. The Adviser will determine the allocation of each Fund’s investments in swap agreements, Index Futures Contracts or call options and direct investments in Underlying ETF shares based upon various factors including, but not limited to, counterparty capacity, financing charges, liquidity, collateral availability, and overall market conditions for a particular instrument. Direct investments in shares of an Underlying ETF is typically less efficient than the use of swap agreements because direct investments in shares do not provide leveraged returns. This may result in a Fund not achieving its 200% daily investment objective.

No Fund invests directly in prediction markets, event contracts or other instruments that provide exposure to individual sporting event or season-long outcomes or to investments that provide exposure to the financial performance of individual sports teams or leagues.

Each Underlying ETF is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on its applicable Hockey Index. Because each Fund’s performance is linked to its Underlying ETF, and each Underlying ETF’s performance is linked to its applicable Hockey Index, each Fund’s returns will be affected by the on-ice performance of the applicable NHL team as reflected in the Hockey Index. During the NHL offseason, approximately July through September, the Hockey Indexes do not change because no games are played and no new statistical data is generated. The price of each Underlying ETF may fluctuate during the offseason based on market participants’ views regarding the team’s prospects, including roster changes, player injuries, coaching decisions, and other developments, even though the applicable Hockey Index itself remains static until games resume.

Each Fund is classified as “non-diversified” under the 1940 Act. Each Fund will not concentrate its investments in a particular industry or group of industries except as necessary to invest in Underlying ETF Swaps, shares of the Underlying ETF, and other instruments that provide leveraged exposure to the Underlying ETF. As a result of its investment strategies, each Fund will be indirectly exposed to any industry in which its Underlying ETF is concentrated (i.e., any industry in which the Underlying ETF holds 25% or more of its total assets).

Each Fund’s use of swap agreements and other derivatives may subject each Fund to additional regulatory requirements. To the extent that a Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund’s investment adviser, [ADVISER], may be required to register as a commodity pool operator (“CPO”) with the CFTC and become a member of the National Futures Association (“NFA”). Each Fund may be subject to additional regulatory requirements, including CFTC periodic reporting and disclosure obligations, which may increase a Fund’s operating expenses.

A Cautionary Note to Investors Regarding Dramatic Price Movement in an Underlying ETF

A Fund could lose an amount greater than its net assets in the event of a movement of its Underlying ETF in excess of 50% in a direction adverse to the Fund (meaning a decline in excess of 50% of the value of the Underlying ETF). The risk of total loss exists. If an Underlying ETF has a dramatic adverse move that causes a material decline in the Fund’s net assets, the terms of a Fund’s swap agreements may permit the counterparty to immediately close out all swap transactions with the Fund. In that event, a Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with a Fund’s investment objective. This may prevent a Fund from achieving its leveraged investment objective, even if the Underlying ETF later reverses all or a portion the move, and result in significant losses.

Examples of the Impact of Daily Leverage and Compounding

Because each Fund’s exposure to its Underlying ETF is repositioned on a daily basis, for a holding period longer than one day, the pursuit of a daily investment objective will result in daily leveraged compounding for the Fund. This means that the return of the Underlying ETF over a period of time greater than one day multiplied by a Fund’s daily leveraged investment objective (e.g., 200%) generally will not equal the Fund’s performance over that same period. As a consequence, investors should not plan to hold a Fund unmonitored for periods longer than a single trading day. This deviation increases with higher volatility in the Underlying ETF and longer holding periods. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of a Fund’s stated daily leveraged investment objective and the performance of the Underlying ETF for the full trading day. The actual exposure will largely be a function of the performance of the Underlying ETF from the end of the prior trading day.

Examples of the Impact of Volatility

Each Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. Daily rebalancing will typically cause the Fund to lose money if the Underlying ETF experiences volatility. A volatility rate is a statistical measure of the magnitude of fluctuations in the Underlying ETF’s returns over a defined period. For periods longer than a trading day, volatility in the performance of the Underlying ETF from day to day is the primary cause of any disparity between the Fund’s actual returns and the returns of the Underlying ETF for such period. Volatility causes such disparity because it exacerbates the effects of compounding on the Fund’s returns. In addition, the effects of volatility are magnified in the Fund due to leverage.

A Fund seeks to provide a return which is a multiple of the daily performance of its Underlying ETF. No Fund attempts to, and should not be expected to, provide returns which are a multiple of the return of the Underlying ETF for periods other than a single day. Daily rebalancing will impair a Fund’s performance if the Underlying ETF experiences volatility. For instance, a Fund would be expected to lose approximately 4% if its Underlying ETF provides no return over a one-year period and experiences annualized volatility of 20%. If the Underlying ETF’s annualized volatility were to rise to 40%, the hypothetical loss for a one-year period widens to approximately 15%. Note that at higher volatility levels, there is a chance of a complete loss of Fund assets even if the Underlying ETF is flat. For instance, if annualized volatility of the Underlying ETF was 90%, a Fund would be expected to lose 76%, even if the Underlying ETF returned 0% for the year.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Funds are not appropriate for investors who do not intend to actively monitor and manage their portfolios.

Additional Information Regarding the Hockey Indexes

Each Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of its applicable Underlying ETF. Each Underlying ETF is a registered investment company that seeks to provide investment results that correspond to the performance of futures contracts on its applicable Hockey Index. Each Hockey Index is a non-investable index that is designed to measure the cumulative on-ice performance of the applicable NHL team. The table below sets forth each Fund, its corresponding Underlying ETF, and the Underlying ETF’s applicable Hockey Index:

Fund	Hockey Index
Alpha Sports HockeyShares™ Anaheim Ducks ETF	Alpha Sports CME FSPI NHL Anaheim Ducks Index
Alpha Sports HockeyShares™ Boston Bruins ETF	Alpha Sports CME FSPI NHL Boston Bruins Index
Alpha Sports HockeyShares™ Buffalo Sabres ETF	Alpha Sports CME FSPI NHL Buffalo Sabres Index
Alpha Sports HockeyShares™ Calgary Flames ETF	Alpha Sports CME FSPI NHL Calgary Flames Index
Alpha Sports HockeyShares™ Carolina Hurricanes ETF	Alpha Sports CME FSPI NHL Carolina Hurricanes Index
Alpha Sports HockeyShares™ Chicago Blackhawks ETF	Alpha Sports CME FSPI NHL Chicago Blackhawks Index
Alpha Sports HockeyShares™ Colorado Avalanche ETF	Alpha Sports CME FSPI NHL Colorado Avalanche Index
Alpha Sports HockeyShares™ Columbus Blue Jackets ETF	Alpha Sports CME FSPI NHL Columbus Blue Jackets Index
Alpha Sports HockeyShares™ Dallas Stars ETF	Alpha Sports CME FSPI NHL Dallas Stars Index
Alpha Sports HockeyShares™ Detroit Red Wings ETF	Alpha Sports CME FSPI NHL Detroit Red Wings Index
Alpha Sports HockeyShares™ Edmonton Oilers ETF	Alpha Sports CME FSPI NHL Edmonton Oilers Index
Alpha Sports HockeyShares™ Florida Panthers ETF	Alpha Sports CME FSPI NHL Florida Panthers Index
Alpha Sports HockeyShares™ Los Angeles Kings ETF	Alpha Sports CME FSPI NHL Los Angeles Kings Index
Alpha Sports HockeyShares™ Minnesota Wild ETF	Alpha Sports CME FSPI NHL Minnesota Wild Index
Alpha Sports HockeyShares™ Montreal Canadiens ETF	Alpha Sports CME FSPI NHL Montreal Canadiens Index
Alpha Sports HockeyShares™ Nashville Predators ETF	Alpha Sports CME FSPI NHL Nashville Predators Index
Alpha Sports HockeyShares™ New Jersey Devils ETF	Alpha Sports CME FSPI NHL New Jersey Devils Index
Alpha Sports HockeyShares™ New York Islanders ETF	Alpha Sports CME FSPI NHL New York Islanders Index
Alpha Sports HockeyShares™ New York Rangers ETF	Alpha Sports CME FSPI NHL New York Rangers Index
Alpha Sports HockeyShares™ Ottawa Senators ETF	Alpha Sports CME FSPI NHL Ottawa Senators Index
Alpha Sports HockeyShares™ Philadelphia Flyers ETF	Alpha Sports CME FSPI NHL Philadelphia Flyers Index
Alpha Sports HockeyShares™ Pittsburgh Penguins ETF	Alpha Sports CME FSPI NHL Pittsburgh Penguins Index
Alpha Sports HockeyShares™ San Jose Sharks ETF	Alpha Sports CME FSPI NHL San Jose Sharks Index
Alpha Sports HockeyShares™ Seattle Kraken ETF	Alpha Sports CME FSPI NHL Seattle Kraken Index
Alpha Sports HockeyShares™ St. Louis Blues ETF	Alpha Sports CME FSPI NHL St. Louis Blues Index
Alpha Sports HockeyShares™ Tampa Bay Lightning ETF	Alpha Sports CME FSPI NHL Tampa Bay Lightning Index
Alpha Sports HockeyShares™ Toronto Maple Leafs ETF	Alpha Sports CME FSPI NHL Toronto Maple Leafs Index
Alpha Sports HockeyShares™ Utah Mammoth ETF	Alpha Sports CME FSPI NHL Utah Mammoth Index
Alpha Sports HockeyShares™ Vancouver Canucks ETF	Alpha Sports CME FSPI NHL Vancouver Canucks Index
Alpha Sports HockeyShares™ Vegas Golden Knights ETF	Alpha Sports CME FSPI NHL Vegas Golden Knights Index
Alpha Sports HockeyShares™ Washington Capitals ETF	Alpha Sports CME FSPI NHL Washington Capitals Index
Alpha Sports HockeyShares™ Winnipeg Jets ETF	Alpha Sports CME FSPI NHL Winnipeg Jets Index

Index Methodology

Each Hockey Index is a rules-based benchmark designed to measure the cumulative athletic performance of the applicable NHL team over the course of each NHL season through the systematic aggregation of officially reported League performance statistics. Each Index methodology has been designed to align with the IOSCO Principles for Financial Benchmarks. Each Hockey Index is administered and calculated by FutureSports (the “Index Provider”). The NHL serves only as the official source of underlying performance data used in the Indexes and does not participate in index determination, calculation, methodology governance, or decision-making. Additionally, the NHL does not sponsor, endorse, or administer the Indexes and has no responsibility or liability for the Indexes or any financial product that references them.

Index inputs, referred to as “Constituents,” are specific quantifiable performance measures reported in official NHL data that contribute to the Index value. Constituents are categorized into two principal types: Statistical Constituents, which encapsulate performance metrics based on specific outcomes during a single game, and Milestone Constituents, which encapsulate performance metrics based on threshold levels or unique events achieved during a game, calendar month, or season. Each Constituent is assigned a fixed multiplier value that determines its impact on the Index level. Positive multipliers are assigned to achievements or beneficial actions that increase the Index value, while negative multipliers are assigned to setbacks or adverse outcomes that decrease the Index value.

Statistical Constituents. Statistical Constituents encompass quantifiable in-game actions with multiplier values derived through scarcity analysis, historical event occurrence frequency, and correlation studies. Positive Statistical Constituents that increase the Index value include: Even Strength Goals (+12 points each), Power Play Goals (+10 points each), Short Handed Goals (+15 points each), Shots on Goal (+1.5 points each), Faceoff Wins (+0.5 points each), Blocked Shots (+0.8 points each), Hits (+0.1 points each), Saves (+0.75 points each), and Takeaways (+2.5 points each). Negative Statistical Constituents that decrease the Index value include: Even Strength Goals Allowed (-12 points each), Power Play Goals Allowed (-10 points each), Short Handed Goals Allowed (-15 points each), Opposition Shots on Goal (-1.5 points each), Faceoff Losses (-0.5 points each), Shots Blocked by Opponents (-0.8 points each), Hits Taken (-0.1 points each), Opposition Saves (-0.75 points each), Giveaways (-0.8 points each), Minor Penalties (-1 point each), Extended Penalties (-2 points each), Misconduct Penalties (-4 points each), and Ejections (-10 points each). Empty Net Goals are subject to an adjustment of -2 points (offsetting the applicable goal type), and Empty Net Goals Allowed are subject to an adjustment of +7.5 points (offsetting the applicable goal allowed type).

Milestone Constituents. Milestone Constituents reward or penalize threshold-based performance achievements. Game-level milestones (applied at completion of a game) include: Shutouts (+50 points), Opponent Shutouts (-50 points), Game Clinching Goals (+30 points), Wins (+10 points), Losses (-10 points), and Overtime Losses (-5 points, which overrides the regulation loss penalty). Scoring scale milestones include: 6+ Goals Scored (+35 points), exactly 5 Goals Scored (+20 points), exactly 1 Goal Scored (-20 points), 6+ Goals Allowed (-35 points), exactly 5 Goals Allowed (-20 points), and exactly 1 Goal Allowed (+20 points). Save percentage milestones include: Save Percentage ≥.940 (+10 points) and Save Percentage ≤.850 (-12.5 points).

Monthly milestones (applied only if at least 100 NHL regular season games occurred League-wide during that calendar month) include: Monthly Most Goals (+125 points), Monthly Most Blocks (+125 points), Monthly Most Takeaways (+125 points), Monthly Least Goals (-125 points), Monthly Least Blocks (-125 points), and Monthly Most Giveaways (-125 points). Seasonal milestones (applied at the end of the regular season) include: Season Most Goals (+250 points), Season Most Blocks (+250 points), Season Most Takeaways (+250 points), First in Conference (+250 points), Season Least Goals (-250 points), Season Least Blocks (-250 points), Season Most Giveaways (-250 points), and Last in Conference (-250 points). Postseason milestones include: Stanley Cup Winner (+750 points before seasonal adjustment). In the event of a tie for any monthly or seasonal milestone, the milestone is awarded in full to all teams tied for that position.

Seasonal Adjustment Factor. All Statistical and Milestone Constituents applied during or at the completion of a game are subject to a Seasonal Adjustment Factor (“SAF”) of 1.0 for regular season games and 1.5 for postseason games. For example, the Stanley Cup Winner milestone of +750 points is multiplied by the 1.5 postseason SAF, resulting in a total of 1,125 points. Monthly and Seasonal Milestone Constituents are determined from regular season games only and are applied with a SAF of 1.0.

Base Level and Annual Reset. Each Hockey Index begins each season at a standardized base value of 7,500. The Index resets to its 7,500 base on the Calculation Day falling 32 calendar days after the last game of the Stanley Cup Final. Annual resetting establishes a consistent starting point for each season, supports clear performance comparisons across teams and seasons, and prevents unbounded cumulative drift in Index values that would otherwise occur across multiple seasons. The reset level for each Index is first published on that Calculation Day.

Official Index Close and Intraday Movement. Each Hockey Index adjusts in response to officially reported statistics from each game, including intra-game movement during live play. The official Index Close for each Calculation Day is published at 9:00 AM Central Time (CT) on the following Calculation Day (T+1) based on final verified league data marked as official strictly prior to publication. This published level represents the official Index Close for the preceding Calculation Day and is used for settlement and reference purposes.

Negative Values. No Hockey Index is subject to a lower bound and each may take negative values during a season where cumulative negative Constituent contributions exceed cumulative positive contributions and the prevailing Index level. Negative values are not subject to any special treatment, floor mechanism, or interim adjustment, and the Index will continue to be calculated and published in accordance with the methodology.

Postponed or Suspended Games. If a game is postponed or cancelled before play begins and is subsequently played at a later date, all Constituent values are attributed based on the new game start date. If a game begins and is suspended before it is scored as official, all Constituent values are attributed based on the date on which the game is subsequently resumed or replayed. Where play resumes from the point of suspension, all Constituent values accrued from the beginning of that game carry over to the resumption date. Constituent values are calculated exclusively from the official statistics reported by the NHL for the game as ultimately scored official, are counted only once, and are incorporated into the first official Index Close published after the game is scored as official.

Data Sources and Exclusive Reliance. Each Hockey Index relies exclusively on official NHL statistical data. FutureSports uses official League data exclusively for Index calculations and does not maintain secondary or alternate data sources. If official League data is unavailable, incomplete, or demonstrably unreliable for a given calculation period, the affected Constituent values are not incorporated into the Index for that period. Once the affected official League data becomes available and is verified, the related Constituent values are incorporated into subsequent Index calculations on a forward basis. Previously published official Index Close values are not restated except in accordance with the Index Provider’s error management procedures. Accordingly, actions or events outside of actual game play by the applicable NHL team do not affect the Index’s value.

Multiplier Governance. Multiplier values assigned to Statistical and Milestone Constituents are established using historical League data, remain fixed between scheduled reviews, are not adjusted on a discretionary or ad hoc basis, are not modified intra-season, and are not optimized to influence short-term Index behavior. The Index Provider periodically reviews Constituent definitions and multiplier values as part of its Comprehensive Index Review process to assess continued appropriateness, stability, and representativeness. Any modification to multiplier values that is reasonably expected to affect Index behavior, volatility, or historical continuity is classified as a material methodology change and is implemented in accordance with formal methodology change procedures.

Index Provider

FutureSports is an independent index administrator headquartered in Chicago, Illinois. Under development since 2022, FutureSports launched in 2026 with a proprietary methodology for measuring on-field, on-ice, and on-court athletic performance. FutureSports transforms live play-by-play data into rules-based benchmark financial indexes designed to serve the same benchmarking function as leading equity, commodity, and fixed income indexes.

FutureSports administers the Hockey Indexes independently, in alignment with the IOSCO Principles for Financial Benchmarks, and is supported by published governance, oversight, and methodology change procedures. FutureSports is the sole entity responsible for determination, calculation, and governance of the Hockey Indexes.

The NHL has established layered monitoring and protections related to the integrity of the statistical data used in the Hockey Indexes. The NHL is the official data source for the Hockey Indexes but does not participate in index determination or governance.

Disclaimers

[TO BE PROVIDED]

Additional Information Regarding the NHL

The National Hockey League (“NHL”) is a professional men’s ice hockey league consisting of 32 teams organized into two conferences: the Eastern Conference and the Western Conference. Each conference is further divided into two divisions. The NHL was founded in 1917 and is the premier professional ice hockey league in the world, featuring players from more than 20 countries.

Each NHL team plays 84 regular-season games during a season that typically spans from October through mid-April. The NHL uses a two-point system for standings in which each game produces a result that awards two points to the winning team. A team that wins in regulation or overtime receives two points; a team that loses in overtime or a shootout receives one point; and a team that loses in regulation receives zero points.

Following the regular season, 16 teams qualify for the Stanley Cup Playoffs. The playoff structure is division-based, with teams seeded within their respective divisions and advancing through a bracket format. Each playoff round is a best-of-seven series. The two conference champions meet in the Stanley Cup Final, with the winning team awarded the Stanley Cup, the oldest professional sports trophy in North America and one of the most prestigious championships in professional sports.

Neither the Funds, the Trust, the Adviser, nor any of their respective affiliates is affiliated with, endorsed by, or sponsored by the NHL or any NHL team. The NHL name and logos are trademarks of the National Hockey League. All NHL team names, logos, and marks referred to herein are the property of their respective owners and are used herein for identification purposes only.

Additional Risks of Investing in the Funds

There can be no assurance that the Funds will meet their stated objectives. The Funds have daily leveraged investment objectives and each Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of the applicable Underlying ETF’s performance times the stated multiple in the Fund’s investment objective, before fees and expenses. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above as well as additional Non-Principal Risks set forth below in this prospectus. Each risk summarized below is considered a principal risk of investing in the Funds, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Principal Risks

ACTIVE MANAGEMENT RISK. The Funds are actively-managed and their performance reflects investment decisions that the Adviser makes for a Fund. In managing a Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about a Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by a Fund fail to produce the intended results, a Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. Each Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Funds currently expect to effect a significant portion of their creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require a Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause a Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, a Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to a Fund’s NAV. Furthermore, a Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine a Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, a Fund’s performance could be negatively impacted.

COMMODITY REGULATORY RISK. Each Fund’s investments in Index Futures Contracts and other commodity-linked instruments subject the Fund to regulation by the CFTC. The Adviser is expected to be registered as a CPO with respect to each Fund, and each Fund is expected to be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on a Fund and may limit a Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect a Fund’s ability to pursue its investment objective.

CONCENTRATED SINGLE-TEAM EXPOSURE RISK. Each Fund’s investment strategy is linked solely to the performance of a single NHL team, as reflected in its applicable Hockey Index. This concentration in a single team’s performance metrics presents heightened risk relative to a more diversified fund. Player injuries, losing streaks, coaching changes, and other team-specific developments could materially impair a Fund’s returns.

EFFECTS OF COMPOUNDING AND MARKET VOLATILITY RISK. Each Fund seeks daily leveraged investment results. The Funds’ returns for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the applicable Underlying ETF’s return over the same period. Compounding affects all investments, but has a more significant impact on a daily leveraged fund. A daily leveraged fund will lose money over time if the Underlying ETF’s performance is flat, and it is possible that the Fund will lose money over time even if the Underlying ETF’s performance increases. The effect of compounding becomes more pronounced as the Underlying ETF’s volatility and the holding period increase. Volatility has a negative impact on a Fund’s return. In general, during periods of higher Underlying ETF volatility, a Fund will underperform the 200% return of the Underlying ETF, compounded over time. The Funds are not appropriate for investors who do not intend to actively monitor and manage their portfolios.

The chart below provides examples of how Underlying ETF volatility and its return could affect a Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying ETF volatility; b) Underlying ETF performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to the Underlying ETF. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying ETF volatility and Underlying ETF performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the Underlying ETF; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the Underlying ETF.

During periods of higher Underlying ETF volatility, the volatility of the Underlying ETF may affect a Fund’s return as much as, or more than, the return of the Underlying ETF. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying ETF during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, a Fund would be expected to lose 6.1% if its Underlying ETF provided no return over a one-year period during which the Underlying ETF experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in a Fund, even if the Underlying ETF’s return is flat. For instance, if an Underlying ETF’s annualized volatility is 100%, a Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where a Fund can be expected to return less than 200% of the performance of its Underlying ETF and those shaded green (or light gray) represent those scenarios where a Fund can be expected to return more than 200% of the performance of its Underlying ETF. The table below is not a representation of the Funds’ actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year Underlying ETF	200% One Year Fund	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

As of the date of this prospectus, each Underlying ETF does not have a track record of historical performance or daily volatility. Accordingly, no annualized performance or volatility data is available for prior years.

LEVERAGE RISK. Each Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in a Fund is exposed to the risk that a decline in the daily performance of the Underlying ETF will be magnified. This means that an investment in a Fund could lose an amount greater than the principal amount invested. A Fund could theoretically lose an amount greater than its net assets in the event of a movement of its Underlying ETF in excess of 50% in a direction adverse to the Fund (meaning a decline in excess of 50% of the value of the Underlying ETF). The risk of total loss exists. Leverage will also have the effect of magnifying any differences in a Fund’s correlation with its Underlying ETF. Seeking to achieve 200% daily leveraged investment results means that the return of a Fund for a period longer than a single trading day will be the result of each day’s returns compounded over the period.

DAILY CORRELATION/TRACKING RISK. There is no guarantee that a Fund will achieve a high degree of correlation with its Underlying ETF. Achieving such a high degree of correlation on any single day or over time may be difficult. Each Fund is subject to correlation risk, which means a correlation between the performance of the Fund and its Underlying ETF of 200% may not be achieved. A Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

HOLDING PERIOD RISK. The performance of a Fund for periods longer than a single day will very likely differ in amount, and possibly direction, from 200% of the daily return of its Underlying ETF for the same period. The more extreme the daily performance of the Underlying ETF, the greater the difference. Additionally, a Fund’s return for periods longer than a single day may be negative even when the return of the Underlying ETF for the same period is positive. The Funds are not suitable for investors who plan to hold Fund Shares for a period of time greater than a single trading day. Investors holding Fund Shares for periods greater than one trading day should understand that holding periods longer than one day may increase the likelihood that the Fund’s returns will differ significantly from 200% of the returns of the Underlying ETF over the same period.

DAILY REBALANCING RISK. Daily rebalancing has important implications for the performance of a Fund for periods longer than a day. Each Fund rebalances its portfolio each day to maintain the target leverage exposure. As a consequence, if the Underlying ETF increases on a given day, a Fund’s net assets should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if the Underlying ETF decreases on a given day, a Fund’s net assets should decrease, meaning that the Fund’s exposure will need to be decreased. In rising markets, daily rebalancing causes a Fund to “buy high” by increasing exposure, and in declining markets, daily rebalancing causes a Fund to “sell low” by decreasing exposure. The daily rebalancing of a Fund’s portfolio may cause increased transaction costs and may result in a Fund paying more in brokerage commissions. Further, daily rebalancing will impair a Fund’s performance in volatile or flat markets.

INTRA-DAY INVESTMENT RISK. Each Fund seeks daily leveraged investment results, which should not be equated with seeking an investment objective for shorter than a day. There is no guarantee that a Fund will achieve a high degree of leveraged correlation to its Underlying ETF on any trading day, and investors should not expect a Fund to provide leveraged returns on an intra-day basis. If there is a significant intra-day market event and/or the Underlying ETF experiences a significant change in value, a Fund may not meet its investment objective, be unable to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, because each Fund seeks to meet its investment objective each trading day, market volatility and other factors could impact a Fund’s ability to achieve the desired exposure before the end of each trading day.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

CYBER SECURITY RISK. Each Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks. In addition, cyber security breaches of issuers of securities in which a Fund invests or a Fund’s third-party service providers can also subject a Fund to many of the same risks associated with direct cyber security breaches. Although the Funds have established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed.

DEBT SECURITIES RISK. The Funds will invest in various types of debt securities, which may be used for collateral for a Fund’s derivative instruments, including futures contracts and swap agreements, and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by a Fund may decline. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as ETFs. Each Fund’s investments in derivatives, including Underlying ETF Swaps, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or a Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When a Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent a Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose a Fund to losses in excess of those amounts initially invested. In addition, each Fund’s investments in derivatives are subject to the following risks:

Futures Contracts. Futures contracts may not correlate perfectly with the applicable Hockey Index. Margin requirements may compel a Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering a Fund’s ability to implement its strategy effectively.

Futures Contract Expiration and Speculative Pricing Risk. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-ice performance during the contract term, even though a Hockey Index itself is calculated solely from officially reported statistics and does not change until games are actually played and statistics are recorded. This speculative activity may cause the price of Index Futures Contracts to deviate from their expected settlement value based solely on anticipated Index levels, and may result in increased volatility in a Fund’s NAV.

Swap Agreements Risk. Each Fund expects to obtain a substantial portion of its leveraged exposure through total return swap agreements referencing its Underlying ETF. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk, and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Swaps are also subject to the risk that a counterparty may become unable or unwilling to meet its contractual obligations to the Fund. The risk that no suitable counterparties will enter into or continue to provide swap exposure to a Fund may be heightened when there is significant volatility in the overall market or in the applicable Underlying ETF.

Options. A Fund may invest in exchange-traded options on the applicable Hockey Index or on shares of Other Investment Companies. Options involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying asset. A Fund may lose the entire premium paid for an option if it expires worthless.

HOCKEY INDEX RISK. Each Hockey Index is a newly created index with no operating history. There can be no assurance that the methodology used to construct a Hockey Index will result in a benchmark that accurately reflects the on-ice performance of the applicable NHL team or that Index Futures Contracts will develop sufficient liquidity over time. Each Hockey Index has been constructed by FutureSports using a proprietary methodology, and there can be no assurance that this methodology will prove effective or that the Index will operate as expected under all market conditions.

GAMING AND STATE REGULATORY LITIGATION RISK. Sports performance-linked financial products may be subject to legal challenges or regulatory scrutiny under state gambling or gaming laws. Certain state regulators or private litigants may assert that instruments linked to athletic outcomes constitute impermissible wagering contracts. Although the Funds are registered investment companies, there can be no assurance that such challenges will not adversely affect a Fund’s ability to operate or invest in Index-Related Investments.

HIGH PORTFOLIO TURNOVER RISK. Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate increases transaction costs, which may increase a Fund’s expenses and reduce a Fund’s performance.

INSIDER TRADING AND INFORMATION ASYMMETRY RISK. Market participants may possess or obtain non-public information about NHL team operations, player health, or roster decisions that could influence the expected performance of a Hockey Index. Although each Hockey Index relies exclusively on officially reported statistics, the market for Index Futures Contracts may be affected by informational advantages held by certain participants.

INVESTMENT CAPACITY AND MARKET DEPTH RISK. The market for Index Futures Contracts may have limited depth and capacity, particularly in the early stages of trading. Large orders placed by a Fund or other market participants could have a disproportionate impact on the price of Index Futures Contracts, and a Fund may not be able to establish or liquidate positions at favorable prices.

LEAGUE CREDIBILITY AND SPORTS INTEGRITY RISK. The value of a Fund’s investments depends in part on the integrity of NHL competition. Any actual or perceived compromise of competitive integrity, including match-fixing, referee bias, or the use of performance-enhancing substances, could undermine investor confidence and adversely affect the value of Index-Related Investments.

LEAGUE DISCONTINUATION, LOCKOUT, OR STRIKE RISK. A labor dispute, lockout, or player strike could result in the cancellation or suspension of NHL games, halting the generation of new statistical data upon which the Hockey Indexes depend. A protracted work stoppage could prevent a Fund from generating meaningful returns and could harm liquidity in Index Futures Contracts.

LIQUIDITY RISK. Some investments held by the Funds, including futures contracts and swap agreements, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If a Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Market illiquidity may cause losses for the Funds.

MARKET MAKER RISK. Each Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market makers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of a Fund’s portfolio securities and the Fund Share price. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Funds and their investments.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of a Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective.

NEW FUND RISK. Each Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NEW ADVISER RISK. [ADVISER] (the “Adviser”) is a newly registered investment adviser and has not previously managed a registered investment company. As a result, the Adviser has no operating history or long-term performance track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve a Fund’s intended investment objective.

NEW MARKET RISK. The market for sports performance-linked futures is nascent and largely untested. Limited historical data is available for evaluating the behavior of such instruments. The regulatory, legal, and commercial frameworks governing this market may evolve in unpredictable ways.

NON-DIVERSIFICATION RISK. Each Fund is classified as “non-diversified” under the 1940 Act. As a result, each Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. A Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, a Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OFFSEASON AND SEASONALITY RISK. The NHL season follows a fixed calendar, generally spanning October through June. During the offseason, no games are played and the Hockey Indexes are static, generating no new data inputs. Futures linked to the Hockey Indexes may exhibit minimal price movement or unpredictable behavior during this period, yet the Funds continue to incur operating expenses. The seasonal nature of professional hockey may result in reduced portfolio volatility and limited return potential during periods of league inactivity.

OPERATIONAL RISK. Each Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each Fund relies on third-parties for a range of services, including custody. Although the Funds and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PLATFORM AND DISTRIBUTION RESTRICTION RISK. Broker-dealers, registered investment adviser platforms, wirehouses, and other financial intermediaries may decline to list, recommend, or permit purchases of Fund Shares through their platforms due to each Fund’s exposure to sports performance outcomes and the perception that such products may be similar to sports wagering, regardless of a Fund’s status as a registered investment company under the 1940 Act. These restrictions could limit a Fund’s accessible investor base, reduce secondary market liquidity, widen bid-ask spreads, and increase the likelihood that Fund Shares will trade at significant premiums or discounts to NAV.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate a Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant.

REVERSE REPURCHASE AGREEMENT RISK. Reverse repurchase agreements are a form of borrowing that creates leverage. There is a risk that the counterparty to a reverse repurchase agreement may fail to return the securities. A Fund may lose money if the value of the securities subject to the agreement declines during the term of the agreement.

SPORTS PERFORMANCE AND ON-ICE RESULTS RISK. An investment in a Fund is inherently speculative because each Fund’s returns are tied to the on-ice performance of the applicable NHL team as reflected in its Hockey Index, and athletic outcomes are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition. Poor competitive results, including those caused by player injuries, roster changes, coaching decisions, or the relative strength of opponents, will directly and adversely affect a Fund’s performance.

SPORTS PERFORMANCE RISK. An investment in a Fund is inherently speculative because it depends on the outcomes of athletic performance, which are unpredictable by nature. No financial analysis or valuation methodology can reliably forecast the results of professional hockey competition.

TRADING HOURS AND SPORTING EVENT TIMING RISK. NHL games are typically played during evenings and on weekends, while futures markets and securities exchanges generally operate during standard business hours. Significant game results reported after the market close may cause price gaps between one trading session’s close and the next session’s opening.

TRADING ISSUES RISK. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of a Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. A Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. A Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Special Tax Risk

Each Fund intends to qualify and elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. To qualify as a RIC, each Fund must, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such securities or currencies (the “90% gross income test”); (b) satisfy certain asset diversification requirements at the end of each quarter of its taxable year (including that at least 50% of the value of a Fund’s total assets must consist of cash, cash items, U.S. Government securities, securities of other RICs, and other securities that, with respect to any one issuer, represent neither more than 5% of the value of the Fund’s total assets nor more than 10% of the outstanding voting securities of such issuer, and that no more than 25% of the value of the Fund’s total assets may be invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses); and (c) distribute at least 90% of its investment company taxable income (which includes dividends, interest, and net short-term capital gains in excess of net long-term capital losses) for each taxable year.

If a Fund fails to qualify as a RIC for any taxable year, the Fund would be subject to federal income tax at regular corporate rates on its taxable income, including its net capital gains, even if such income were distributed to shareholders. Such distributions generally would be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.

Section 1256 Contracts. Certain futures contracts held by a Fund or its Subsidiary that qualify as “regulated futures contracts” or “Section 1256 contracts” under Section 1256 of the Code are required to be marked to market for federal income tax purposes at the end of each taxable year. Any gain or loss recognized on actual or deemed sales of such Section 1256 contracts is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, regardless of the actual holding period. These mark-to-market rules may cause a Fund to recognize gains (and distribute such gains to shareholders) before the Fund has actually sold or closed out such positions.

Straddle Rules. If a Fund holds positions in related instruments that could constitute “straddles” under Section 1092 of the Code, the straddle rules may require the Fund to defer the recognition of losses to the extent of any unrecognized gains in offsetting positions. The straddle rules may also convert what would otherwise be short-term capital losses into long-term capital losses and may suspend the running of the holding period for the Fund’s positions.

Tax Treatment of Sports-Linked Instruments. The federal income tax treatment of sports performance-linked financial instruments, including Index Futures Contracts, is a developing area of law. There can be no assurance that the Internal Revenue Service will agree with a Fund’s tax characterization of its investments or that current tax law will not change in a manner that adversely affects a Fund or its shareholders. You should consult your own tax adviser regarding the tax consequences of investing in a Fund.

Non-Principal Risks

AFFILIATED FUND RISK. In managing the Funds, the Adviser may select affiliated funds for investment. The Adviser may be subject to potential conflicts of interest in selecting affiliated funds because the fees paid to the Adviser by affiliated funds may be higher than the fees charged by other funds. Additionally, the Adviser may have an incentive to invest in affiliated funds to enhance the affiliated funds’ appeal to other investors, improve liquidity and trading, or support their investment strategies. These conflicts could result in a Fund investing in an affiliated fund instead of a comparable unaffiliated alternative. However, the Adviser is a fiduciary to each Fund and is legally obligated to act in each Fund’s best interest.

LEGISLATION/LITIGATION RISK. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on the sports performance-linked financial instruments in which the Funds invest or on the NHL. In addition, litigation regarding the classification of sports-linked derivatives, the applicability of state gaming laws, or the regulatory treatment of commodity pools could negatively impact the value of a Fund’s investments. There can be no assurance that future litigation or legislative proposals will not have a material and adverse effect on the value of the Funds.

ETF RISK. A Fund may invest in shares of ETFs for cash management purposes. A Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETFs, as well as the same structural risks faced by an investor purchasing shares of the ETFs, including absence of an active market risk, premium/discount risk and trading issues risk.

Management of the Funds

The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, distributor, custodian and fund administrator and fund accountant.

Investment Adviser

[ADVISER] (the “Adviser”), [                 ], is the investment adviser for each Fund. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a Delaware limited liability company and was organized in 2023.

Under the investment management agreement between the Adviser and the Trust, on behalf of each Fund (the “Investment Management Agreement”), the Adviser oversees the investment of the Fund’s assets. The Adviser also: (i) furnishes each Fund with office space and certain administrative services; and (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board. For its services, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly, as a percentage of each Fund’s average daily net assets, at the rate specified in the table below:

Fund	Management Fee
Alpha Sports HockeyShares™ 2x Anaheim Ducks ETF	[_____]%
Alpha Sports HockeyShares™ 2x Boston Bruins ETF	[_____]%
Alpha Sports HockeyShares™ 2x Buffalo Sabres ETF	[_____]%
Alpha Sports HockeyShares™ 2x Calgary Flames ETF	[_____]%
Alpha Sports HockeyShares™ 2x Carolina Hurricanes ETF	[_____]%
Alpha Sports HockeyShares™ 2x Chicago Blackhawks ETF	[_____]%
Alpha Sports HockeyShares™ 2x Colorado Avalanche ETF	[_____]%
Alpha Sports HockeyShares™ 2x Columbus Blue Jackets ETF	[_____]%
Alpha Sports HockeyShares™ 2x Dallas Stars ETF	[_____]%
Alpha Sports HockeyShares™ 2x Detroit Red Wings ETF	[_____]%
Alpha Sports HockeyShares™ 2x Edmonton Oilers ETF	[_____]%
Alpha Sports HockeyShares™ 2x Florida Panthers ETF	[_____]%
Alpha Sports HockeyShares™ 2x Los Angeles Kings ETF	[_____]%
Alpha Sports HockeyShares™ 2x Minnesota Wild ETF	[_____]%
Alpha Sports HockeyShares™ 2x Montreal Canadiens ETF	[_____]%
Alpha Sports HockeyShares™ 2x Nashville Predators ETF	[_____]%
Alpha Sports HockeyShares™ 2x New Jersey Devils ETF	[_____]%
Alpha Sports HockeyShares™ 2x New York Islanders ETF	[_____]%
Alpha Sports HockeyShares™ 2x New York Rangers ETF	[_____]%
Alpha Sports HockeyShares™ 2x Ottawa Senators ETF	[_____]%
Alpha Sports HockeyShares™ 2x Philadelphia Flyers ETF	[_____]%
Alpha Sports HockeyShares™ 2x Pittsburgh Penguins ETF	[_____]%
Alpha Sports HockeyShares™ 2x San Jose Sharks ETF	[_____]%
Alpha Sports HockeyShares™ 2x Seattle Kraken ETF	[_____]%
Alpha Sports HockeyShares™ 2x St. Louis Blues ETF	[_____]%
Alpha Sports HockeyShares™ 2x Tampa Bay Lightning ETF	[_____]%
Alpha Sports HockeyShares™ 2x Toronto Maple Leafs ETF	[_____]%
Alpha Sports HockeyShares™ 2x Utah Mammoth ETF	[_____]%
Alpha Sports HockeyShares™ 2x Vancouver Canucks ETF	[_____]%
Alpha Sports HockeyShares™ 2x Vegas Golden Knights ETF	[_____]%
Alpha Sports HockeyShares™ 2x Washington Capitals ETF	[_____]%
Alpha Sports HockeyShares™ 2x Winnipeg Jets ETF	[_____]%

Under the Investment Management Agreement, the Adviser is responsible for paying all expenses of each Fund, excluding the fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a plan adopted pursuant to Rule 12b-1 under the 1940 Act, if any, and extraordinary expenses.

Each Fund may invest in affiliated ETFs that are managed by the Adviser. Accordingly, the Adviser and its affiliates may receive certain “fall-out benefits” in connection with the implementation of a Fund’s investment strategies. The Adviser and its affiliates may receive additional compensation, including advisory fees, from such affiliated ETFs. The indirect portion of the advisory fees that a Fund incurs through such investments in affiliated ETFs is in addition to the management fee payable to the Adviser by a Fund and is not subject to any offset, reduction or waiver.

Portfolio Managers

[________]. [portfolio manager names and biographies.]

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership in the Funds.

Manager of Managers Structure

The Funds and the Adviser have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Adviser, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, the Adviser has ultimate responsibility, subject to oversight by the Board, for overseeing the Funds’ sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Funds or the Adviser.

The Manager of Managers Structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to any sub-adviser or the sub-advisory agreement. The Manager of Managers Structure does not permit an increase in the advisory fees payable by the Funds without shareholder approval. Shareholders will be notified of any changes made to any sub-adviser or a sub-advisory agreement within 90 days of the change.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI. Complete holdings are published on the Funds’ website on a daily basis. Please visit the Funds’ website at [                ]. In addition, the Funds’ complete holdings (as of the dates of such reports) will be available in reports on Form N-PORT and Form N-CSR filed with the SEC.

How to Buy and Sell Shares

Most investors will buy and sell Fund Shares through broker-dealers at market prices. Fund Shares are listed for trading on the Exchange and on the secondary market during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. Fund Shares may only be purchased and sold on the secondary market when the Exchange is open for trading.

When buying or selling shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The NAV of Fund Shares is calculated at the close of regular trading on the Exchange, generally 4:00 p.m. New York time, on each day the Exchange is open. The NAV of each Fund’s Shares is determined by dividing the total value of each Fund’s portfolio investments and other assets, less any liabilities, by the total number of Fund Shares outstanding of the Fund.

In calculating its NAV, a Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments.

Fair value pricing is used by a Fund when market quotations are not readily available or are deemed to be unreliable or inaccurate based on factors such as evidence of a thin market in the security or a significant event occurring after the close of the market but before the time as of which a Fund’s NAV is calculated. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

APs may acquire Fund Shares directly from each Fund, and APs may tender their shares for redemption directly to the Fund, at NAV per share only in large blocks, or Creation Units, of at least 10,000 Fund Shares. Purchases and redemptions directly with a Fund must follow each Fund’s procedures, which are described in the SAI.

Under normal circumstances, each Fund will pay out redemption proceeds to a redeeming AP within one (1) day after the AP’s redemption request is received, in accordance with the process set forth in the SAI and in the agreement between the AP and a Fund’s distributor. However, a Fund reserves the right, including under stressed market conditions, to take up to seven (7) days after the receipt of a redemption request to pay an AP, all as permitted by the 1940 Act.

Each Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Fund Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Fund Shares and is recognized as the owner of all Fund Shares for all purposes.

Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

Frequent Purchases and Redemptions of Fund Shares

Fund Shares can only be purchased and redeemed directly from each Fund in Creation Units by APs, and the vast majority of trading in shares occurs on the secondary market. Because the secondary market trades do not directly involve a Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in each Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact a Fund’s ability to achieve its investment objectives. However, direct trading by APs is critical to ensuring that Fund Shares trade at or close to NAV. Each Fund also employs fair valuation pricing to minimize potential dilution from market timing. In addition, the Funds impose transaction fees on purchases and redemptions of Fund Shares to cover the custodial and other costs incurred by each Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that each Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of Fund Shares.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Funds. The Funds will distribute their net realized capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before the shareholder invested (and therefore were included in the price of the Fund Shares that were purchased). As a result, unless you are a tax-exempt investor or investing through a tax-advantaged account (such as an IRA or an employer-sponsored retirement or savings plan), if you buy Fund Shares before a distribution, you will be subject to tax on the entire amount of the taxable distribution you receive. This is known as “buying a dividend.” You should consider avoiding the purchase of Fund Shares shortly before a Fund makes a distribution, because doing so can cost you money in taxes. To avoid “buying a dividend,” check a Fund’s distribution schedule before you invest.

No dividend reinvestment service is provided by each Fund. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of a Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Fund Shares purchased in the secondary market.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Funds. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Funds may not have been asked to review, and may not have reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Funds. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Fund Status

Each Fund intends to continue to qualify as a “regulated investment company” under the federal tax laws. If a Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

Distributions

Each Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Funds into three categories: ordinary income distributions, capital gain dividends and returns of capital. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Funds may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your shares.

To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Funds may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your shares, which could result in you having to pay higher taxes in the future when shares are sold, even if you sell the shares at a loss from your original investment. A “return of capital” is a return, in whole or in part, of the funds that you previously invested in a Fund. A return of capital distribution should not be considered part of a Fund’s dividend yield or total return of an investment in Fund Shares. The tax status of your distributions from the Funds is not affected by whether you reinvest your distributions in additional shares or receive them in cash. The income from the Funds that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Funds may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

Dividends Received Deduction

A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Funds because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Funds from certain corporations may be reported by the Funds as being eligible for the dividends received deduction.

Capital Gains and Losses and Certain Ordinary Income Dividends

If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Some capital gains, including some portion of your capital gain dividends may be taxed at a higher maximum stated tax rate. Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your shares to determine your holding period. However, if you receive a capital gain dividend from a Fund and sell your share at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended, treats certain capital gains as ordinary income in special situations. An election may be available to you to defer recognition of the gain attributable to a capital gain dividend if you make certain qualifying investments within a limited time. You should talk to your tax advisor about the availability of this deferral election and its requirements.

Ordinary income dividends received by an individual shareholder from a regulated investment company such as each of the Funds are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by each Fund itself. Each Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

Sale of Shares

If you sell or redeem your shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your shares from the amount you receive in the transaction. Your tax basis in your shares is generally equal to the cost of your shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your shares. An election may be available to you to defer recognition of capital gain if you make certain qualifying investments within a limited time. You should talk to your tax advisor about the availability of this deferral election and its requirements.

Taxes on Purchase and Redemption of Creation Units

If you exchange securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of Fund Expenses

Expenses incurred and deducted by each Fund will generally not be treated as income taxable to you.

Non-U.S. Tax Credit

If a Fund invests in non-U.S. securities, the tax statement that you receive may include an item showing non-U.S. taxes the Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes the Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from a Fund will be characterized as dividends for federal income tax purposes (other than dividends which each Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from a Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from a Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Investments in Certain Non-U.S. Corporations

If a Fund holds an equity interest in any “passive foreign investment companies” (“PFICs”), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax. Dividends paid by PFICs are not treated as qualified dividend income.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Fund Shares.

Distributor

[     ] (the “Distributor”) serves as the distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse the Distributor for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. The Distributor may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

Each Fund does not and has no current intention of paying 12b-1 fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Net Asset Value

The NAV of each Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of each Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding Fund Shares, generally rounded to the nearest cent.

The Board has adopted valuation policies and procedures pursuant to which it has designated the Adviser to determine the fair value of each Fund’s investments, subject to the Board’s oversight, when market prices for those investments are not “readily available,” including when they are determined by the Adviser to be unreliable. Such circumstances may arise when: (i) a security has been de-listed or its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value has been materially affected by events occurring after the close of the security’s primary trading market and before a Fund calculates its NAV. Generally, when determining the fair value of a Fund investment, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Adviser. Due to the subjective and variable nature of determining the fair value of a security or other investment, there can be no assurance that the Adviser’s determined fair value will match or closely correlate to any market quotation that subsequently becomes available or the price quoted or published by other sources. In addition, a Fund may not be able to obtain the fair value assigned to an investment if the Fund were to sell such investment at or near the time its fair value is determined.

Fund Service Providers

U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services, serves as the administrator, transfer agent and fund accountant for the Trust.

U.S. Bank National Association serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

[                 ], [          address                ], serves as each Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of each Fund.

Continuous Offering

The method by which Creation Units of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Fund Shares are issued and sold by a Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Fund Shares and sells the Fund Shares directly to customers or if it chooses to couple the creation of a supply of new Fund Shares with an active selling effort involving solicitation of secondary market demand for Fund Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Fund Shares, whether or not participating in the distribution of Fund Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Dealers effecting transactions in Fund Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

Premium/Discount Information

When available, information regarding how often the shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of each Fund will be available at [                  ].

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC has adopted Rule 12d1-4 under the 1940 Act. Each Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, a Fund to invest in other registered investment companies and other registered investment companies to invest in a Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

Financial Highlights

The Funds are new and have no performance history as of the date of this prospectus. Financial information is therefore not available.

REX ETF TRUST

Alpha Sports HockeyShares™ 2x Anaheim Ducks ETF

Alpha Sports HockeyShares™ 2x Boston Bruins ETF

Alpha Sports HockeyShares™ 2x Buffalo Sabres ETF

Alpha Sports HockeyShares™ 2x Calgary Flames ETF

Alpha Sports HockeyShares™ 2x Carolina Hurricanes ETF

Alpha Sports HockeyShares™ 2x Chicago Blackhawks ETF

Alpha Sports HockeyShares™ 2x Colorado Avalanche ETF

Alpha Sports HockeyShares™ 2x Columbus Blue Jackets ETF

Alpha Sports HockeyShares™ 2x Dallas Stars ETF

Alpha Sports HockeyShares™ 2x Detroit Red Wings ETF

Alpha Sports HockeyShares™ 2x Edmonton Oilers ETF

Alpha Sports HockeyShares™ 2x Florida Panthers ETF

Alpha Sports HockeyShares™ 2x Los Angeles Kings ETF

Alpha Sports HockeyShares™ 2x Minnesota Wild ETF

Alpha Sports HockeyShares™ 2x Montreal Canadiens ETF

Alpha Sports HockeyShares™ 2x Nashville Predators ETF

Alpha Sports HockeyShares™ 2x New Jersey Devils ETF

Alpha Sports HockeyShares™ 2x New York Islanders ETF

Alpha Sports HockeyShares™ 2x New York Rangers ETF

Alpha Sports HockeyShares™ 2x Ottawa Senators ETF

Alpha Sports HockeyShares™ 2x Philadelphia Flyers ETF

Alpha Sports HockeyShares™ 2x Pittsburgh Penguins ETF

Alpha Sports HockeyShares™ 2x San Jose Sharks ETF

Alpha Sports HockeyShares™ 2x Seattle Kraken ETF

Alpha Sports HockeyShares™ 2x St. Louis Blues ETF

Alpha Sports HockeyShares™ 2x Tampa Bay Lightning ETF

Alpha Sports HockeyShares™ 2x Toronto Maple Leafs ETF

Alpha Sports HockeyShares™ 2x Utah Mammoth ETF

Alpha Sports HockeyShares™ 2x Vancouver Canucks ETF

Alpha Sports HockeyShares™ 2x Vegas Golden Knights ETF

Alpha Sports HockeyShares™ 2x Washington Capitals ETF

Alpha Sports HockeyShares™ 2x Winnipeg Jets ETF

For more detailed information on a Fund, several additional sources of information are available to you. Each Fund’s SAI, incorporated by reference into this prospectus, contains detailed information on a Fund’s policies and operation. Additional information about each Fund’s investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In each Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted a Fund’s performance during the last fiscal year. In Form N-CSR, you will find each Fund’s annual and semi-annual financial statements. Each Fund’s most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at 1-800-617-0004, on the Funds’ website at [                  ] or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding a Fund, including the SAI and Codes of Ethics adopted by the Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s online EDGAR database at http://www.sec.gov. You may also request information regarding a Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

REX ETF Trust

777 Brickell Avenue, Suite 500

Miami, Florida 33131

1-800-617-0004

[    website    ]

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer of sale is not permitted.

Subject to Completion
September 21, 2026

REX ETF TRUST

Statement of Additional Information

Alpha Sports HockeyShares™ 2x Anaheim Ducks ETF (Ticker: [__])	Alpha Sports HockeyShares™ 2x New Jersey Devils ETF (Ticker: [__])
Alpha Sports HockeyShares™ 2x Boston Bruins ETF (Ticker: [__])	Alpha Sports HockeyShares™ 2x New York Islanders ETF (Ticker: [__])
Alpha Sports HockeyShares™ 2x Buffalo Sabres ETF (Ticker: [__])	Alpha Sports HockeyShares™ 2x New York Rangers ETF (Ticker: [__])
Alpha Sports HockeyShares™ 2x Calgary Flames ETF (Ticker: [__])	Alpha Sports HockeyShares™ 2x Ottawa Senators ETF (Ticker: [__])
Alpha Sports HockeyShares™ 2x Carolina Hurricanes ETF (Ticker: [__])	Alpha Sports HockeyShares™ 2x Philadelphia Flyers ETF (Ticker: [__])
Alpha Sports HockeyShares™ 2x Chicago Blackhawks ETF (Ticker: [__])	Alpha Sports HockeyShares™ 2x Pittsburgh Penguins ETF (Ticker: [__])
Alpha Sports HockeyShares™ 2x Colorado Avalanche ETF (Ticker: [__])	Alpha Sports HockeyShares™ 2x San Jose Sharks ETF (Ticker: [__])
Alpha Sports HockeyShares™ 2x Columbus Blue Jackets ETF (Ticker: [__])	Alpha Sports HockeyShares™ 2x Seattle Kraken ETF (Ticker: [__])
Alpha Sports HockeyShares™ 2x Dallas Stars ETF (Ticker: [__])	Alpha Sports HockeyShares™ 2x St. Louis Blues ETF (Ticker: [__])
Alpha Sports HockeyShares™ 2x Detroit Red Wings ETF (Ticker: [__])	Alpha Sports HockeyShares™ 2x Tampa Bay Lightning ETF (Ticker: [__])
Alpha Sports HockeyShares™ 2x Edmonton Oilers ETF (Ticker: [__])	Alpha Sports HockeyShares™ 2x Toronto Maple Leafs ETF (Ticker: [__])
Alpha Sports HockeyShares™ 2x Florida Panthers ETF (Ticker: [__])	Alpha Sports HockeyShares™ 2x Utah Mammoth ETF (Ticker: [__])
Alpha Sports HockeyShares™ 2x Los Angeles Kings ETF (Ticker: [__])	Alpha Sports HockeyShares™ 2x Vancouver Canucks ETF (Ticker: [__])
Alpha Sports HockeyShares™ 2x Minnesota Wild ETF (Ticker: [__])	Alpha Sports HockeyShares™ 2x Vegas Golden Knights ETF (Ticker: [__])
Alpha Sports HockeyShares™ 2x Montreal Canadiens ETF (Ticker: [__])	Alpha Sports HockeyShares™ 2x Washington Capitals ETF (Ticker: [__])
Alpha Sports HockeyShares™ 2x Nashville Predators ETF (Ticker: [__])	Alpha Sports HockeyShares™ 2x Winnipeg Jets ETF (Ticker: [__])

[_______], 2026

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus dated [______], 2026, as it may be revised from time to time (the “Prospectus”), for each of the funds set forth above (each a “Fund,” and together, the “Funds”), each a series of the REX ETF Trust (the “Trust”). Capitalized terms used herein that are not defined have the same meanings as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust at REX ETF Trust, 777 Brickell Avenue, Suite 500, Miami, Florida 33131, or by calling toll-free at 1-800-617-0004. You may also obtain a Prospectus by visiting the Funds’ website at [www.rexshares.com].

References to the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.

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General Description of the Trust and the Funds

The Trust was organized as a Delaware statutory trust on October 24, 2024, and is authorized to issue an unlimited number of shares in one or more series. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This SAI relates solely to the Funds, which are “non-diversified” as that term is defined in the 1940 Act. As non-diversified funds, each Fund has the ability to invest a relatively high percentage of its assets in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the credit of a single counterparty and/or a single economic, political or regulatory event. Each Fund, as a series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

[        ] serves as each Fund’s investment adviser (“[        ]” or the “Adviser”). [                            ] serves as each Fund’s distributor (the “Distributor”).

The Board of Trustees of the Trust (the “Board of Trustees” or the “Trustees”) has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees. The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders. Subject to the requirements set forth in Section 3816 of the Delaware Statutory Trust Act, a shareholder of a Fund may bring a derivative action on behalf of the Trust only if the shareholder first makes a pre-suit demand upon the Board of Trustees to bring the subject action unless an effort to cause the Board of Trustees to bring such action is excused. A demand on the Board of Trustees shall only be excused if a majority of the Board of Trustees, or a majority of any committee established to consider the merits of such action, has a material personal financial interest in the action at issue. A Trustee shall not be deemed to have a material personal financial interest in an action or otherwise be disqualified from ruling on a shareholder demand by virtue of the fact that such Trustee receives remuneration from his or her service on the Board of Trustees or on the boards of one or more investment companies with the same or an affiliated investment adviser or underwriter.

Each Fund’s shares (“Fund Shares”) list and principally trade on [_____] (the “Exchange”). Fund Shares trade on the Exchange at market prices that may be below, at or above a Fund’s net asset value (“NAV”). ETFs, such as the Funds, do not sell or redeem individual Fund Shares. Instead, a Fund offers, issues and redeems Fund Shares at NAV only in aggregations of a specified number of Fund Shares (each a “Creation Unit”). Financial entities known as “authorized participants” have contractual arrangements with a Fund or the Distributor to purchase and redeem a Fund’s Shares directly with a Fund in Creation Units in exchange for securities comprising a Fund, cash or some combination thereof. Fund Shares are traded in the secondary market and elsewhere at market prices that may be at, above, or below a Fund’s NAV. Fund Shares are only redeemable in Creation Units by authorized participants. An authorized participant that purchases a Creation Unit of Fund Shares deposits with a Fund a “basket” of securities and/or other assets identified by a Fund that day, and then receives the Creation Unit of Fund Shares in return for those assets. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of Fund Shares for a basket of securities and/or other assets. The basket is generally representative of a Fund’s portfolio, and together with a cash balancing amount, it is equal to the NAV of the Fund’s Shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act, a Fund may utilize baskets that are not representative of a Fund’s portfolio. Such “custom baskets” are discussed in the section entitled “Creations and Redemptions of Creation Units.”

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The Trust reserves the right to permit creations and redemptions of Fund Shares to be made in-kind for securities in which a Fund invests and/or cash. Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

Fund Shares are listed for trading, and trade throughout the day, on the Exchange and in other secondary markets. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Fund Shares will continue to be met. The Exchange may, but is not required to, remove Fund Shares from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund Shares, there are fewer than 50 record and/or beneficial owners of Fund Shares; (ii) a Fund is no longer eligible to operate in reliance on Rule 6c-11 of the 1940 Act; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove Fund Shares from listing and trading upon termination of a Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of Fund Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

Investment Objective and Policies

The Prospectus describes the investment objective and certain policies of each Fund. The following supplements the information contained in the Prospectus concerning the investment objective and policies of a Fund.

Each Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of a Fund:

(1)	A Fund may not issue senior securities, except as permitted under the 1940 Act.

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(2)	A Fund may not borrow money, except as permitted under the 1940 Act.

(3)	A Fund will not underwrite the securities of other issuers except to the extent a Fund may be considered an underwriter under the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

(4)	A Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit a Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(5)	A Fund may not make loans, except as permitted under the 1940 Act and exemptive orders granted thereunder.

(6)	A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(7)	A Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except that the Fund may invest more than 25% of its total assets in securities or other financial instruments that provide exposure to a Fund’s respective Hockey Index. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

For purposes of these limitations, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

For purposes of applying restriction (1) above, under the 1940 Act as currently in effect, a Fund is not permitted to issue senior securities, except that a Fund may borrow from any bank if immediately after such borrowing the value of such Fund’s total assets is at least 300% of the principal amount of all of such Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of a Fund’s total assets). In the event that such asset coverage shall at any time fall below 300%, such Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The fundamental investment limitations set forth above limit a Fund’s ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

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Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction. With respect to restriction (2), if the limitations are exceeded as a result of a change in market value then a Fund will reduce the amount of borrowings within three days thereafter to the extent necessary to comply with the limitations (not including Sundays and holidays).

For purposes of applying restriction (5) above, a Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under a Fund’s investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by a Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of a Fund’s total assets.

With respect to the fundamental policies relating to concentration set forth in restriction (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in restriction (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations.

The foregoing fundamental policies of a Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of such Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of a Fund, such matter shall be deemed to have been effectively acted upon with respect to a Fund if a majority of the outstanding voting securities of such Fund vote for the approval of such matter, notwithstanding that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter.

In addition to the foregoing fundamental policies, a Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental policies and may be changed by the Board of Trustees.

Each Fund has adopted a non-fundamental investment policy pursuant to Rule 35d-1 under the 1940 Act (the “Names Rule”). Under this policy, under normal circumstances, each Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the daily performance of its applicable Underlying ETF. For purposes of this policy, “financial instruments” includes (i) swap agreements that reference the applicable Underlying ETF (“Underlying ETF Swaps”); (ii) shares of the applicable Underlying ETF; (iii) call options on the applicable Underlying ETF or on other investment companies registered under the 1940 Act that invest in similar assets (“Other Investment Companies”); and (iv) exchange-traded options on the applicable Underlying ETF or on shares of Other Investment Companies. For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value.

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For purposes of compliance with these investment policies, derivative instruments will be valued at their notional value. Each Fund’s shareholders are entitled to 60 days’ prior written notice of any change in its non-fundamental investment policy. Each Fund’s investment objective is a non-fundamental policy and may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.

Investment Strategies

Each Fund is an actively managed exchange-traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of 200% of the daily percentage change of its applicable Underlying ETF on a daily basis. Each Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and are willing to monitor their portfolios frequently. The Funds are not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios. The Funds are intended to be short-term trading vehicles and are not suitable for buy-and-hold investors.

Because each Fund seeks daily leveraged investment results, it is very different from most other exchange-traded funds. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% of the performance of the applicable Underlying ETF for the period. The return of each Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from 200% of the return of the Underlying ETF for that period. Longer holding periods, higher volatility of the Underlying ETF and leverage increase the impact of compounding on an investor’s returns. During periods of higher underlying volatility, the volatility of the Underlying ETF may affect each Fund’s return as much as, or more than, the return of the Underlying ETF.

Because of daily rebalancing and the compounding of each day’s return over time, the return of each Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the applicable Underlying ETF over the same period. Each Fund will lose money if the Underlying ETF’s performance is flat over time, and as a result of daily rebalancing, the Underlying ETF’s volatility and the effects of compounding, it is even possible that each Fund will lose money over time while the Underlying ETF’s performance increases over a period longer than a single day.

An investment in a Fund also should be made with an understanding of the risks inherent in an investment in Index Futures Contracts, securities and other assets. The Funds are designed to be utilized only by knowledgeable investors who understand the risks associated with Index Futures Contracts and are willing to monitor their portfolios frequently. An investor in a Fund could potentially lose the full value of their investment.

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Types of Investments

Index Futures Contracts. In order to obtain exposure to the applicable Hockey Index, the Fund, through the Subsidiary, intends to typically enter into cash-settled Index Futures Contracts as the “buyer.” In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and the buyer pays cash to the counterparty if the price of the futures contract goes down. The Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. The Fund does not invest directly in the applicable Hockey Index, which is a non-investable index.

Each Hockey Index is a non-investable index that is designed to measure the cumulative on-ice performance of the applicable NHL team. Each Hockey Index adjusts in response to officially reported statistics from each game, including intra-game movement during live play, and the official Index Close for each Calculation Day is published at 9:00 AM Central Time (CT) on the following Calculation Day (T+1) based on final verified league data.

Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the reference asset or index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of a reference asset or index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized; if it is more, a loss will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

Margin is the amount of funds that must be deposited by the Fund with its custodian in a segregated account in the name of the futures commission merchant in order to initiate futures trading and to maintain the Fund’s and the Subsidiary’s open positions in futures contracts. A margin deposit is intended to ensure the Fund’s or the Subsidiary’s performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the futures contract is traded and may be significantly modified from time to time by the exchange during the term of the futures contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the futures contract being traded to as much as approximately 50% of the notional value of the futures contract. The margin on Index Futures Contracts has historically been significantly higher than many other Futures Instruments.

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If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund or the Subsidiary. In computing daily net asset value, the Fund will mark to market the current value of its open futures contracts. The Fund expects to earn interest income on its margin deposits.

Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The day limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses. Despite the daily price limits on various futures exchanges, the price volatility of commodity futures contracts has been historically greater than that for traditional securities such as stocks and bonds. To the extent that the Subsidiary invests in commodity futures contracts, the assets of the Fund and the Subsidiary, and therefore the prices of Fund shares, may be subject to greater volatility.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract. The Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund’s net asset value. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

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The markets for Index Futures Contracts may be illiquid. This means that the Subsidiary may not be able to buy and sell Index Futures Contracts quickly or at the desired price. For example, it is difficult to execute a trade at a specific price when there is a relatively small volume of buy and sell orders in a market. A materially adverse development in one or more of the factors on which the liquidity of the market for Index Futures Contracts depends may cause the market to become illiquid, for short or long periods. In such markets, the Subsidiary may not be able to buy and sell Index Futures Contracts quickly (or at all) or at the desired price. Market illiquidity may cause losses for the Fund. Additionally, the large size of the futures positions which the Subsidiary may acquire increases the risk of illiquidity, as larger positions may be more difficult to fully liquidate, may take longer to liquidate, and, as a result of their size, may expose the Fund to potentially more significant losses while trying to do so.

Limits imposed by counterparties, exchanges or other regulatory organizations, such as accountability levels, position limits and daily price fluctuation limits, may contribute to a lack of liquidity with respect to some financial instruments and have a negative impact on Fund performance. During periods of market illiquidity, including periods of market disruption and volatility, it may be difficult or impossible for the Fund to buy or sell futures contracts or other financial instruments.

Regulatory Aspects of Investments in Futures. The Adviser is expected to be registered as a “commodity pool operator” with the National Futures Association (the “NFA”) pursuant to the rules and regulations of the Commodity Futures Trading Commission (the “CFTC”). The Adviser’s investment decisions may need to be modified, and commodity contract positions held by the Fund and/or the Subsidiary may have to be liquidated at disadvantageous times or prices, to avoid exceeding position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is a rapidly changing area of the law and is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Derivatives Risk Management. The Fund has adopted a derivatives risk management program (the “DRM Program”) pursuant to Rule 18f-4 under the 1940 Act. The DRM Program includes policies and procedures that are reasonably designed to manage the Fund’s derivatives risks. The Fund has designated a derivatives risk manager who is responsible for administering the DRM Program. The Fund is subject to a value-at-risk (“VaR”) based limit on fund leverage risk, and the derivatives risk manager will provide regular reporting to the Board of Trustees regarding the Fund’s compliance with the DRM Program and the VaR-based limit. The Fund may be required to reduce its derivatives exposure if it exceeds the applicable VaR limit for more than five consecutive business days, which could adversely affect the Fund’s ability to meet its investment objective.

Asset Coverage for Futures Positions. The Fund and Subsidiary will comply with SEC guidance with respect to coverage of futures positions by registered investment companies. SEC guidance may require the Fund, in certain circumstances, to segregate cash or liquid securities on its books and records, or engage in other appropriate measures to “cover” its obligations under certain futures or derivative contracts. For example, with respect to futures that are not cash settled, the Fund is required to segregate liquid assets equal to the full notional value of the futures contract. For futures contracts that are cash settled, the Fund is required to segregate liquid assets in an amount equal to the Fund’s daily mark-to-market (net) obligation (i.e., the Fund’s daily net liability) under the contract. Securities earmarked or held in a segregated account cannot be sold while the Fund’s futures position is outstanding, unless replaced with other permissible assets (or otherwise covered), and will be marked-to-market daily. As an alternative to segregating assets, for any futures contract held by the Fund, the Fund could purchase a put option on that same futures contract with a strike price as high or higher than the price of the contract held. The Fund may not enter into futures positions if such positions will require the Fund to set aside or earmark more than 100% of its net assets.

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Federal Income Tax Treatment of Index Futures Contracts and Investments in the Subsidiary. The Subsidiary’s transactions in Index Futures Contracts will be subject to special provisions of the Internal Revenue Code of 1986, as amended (the “Code”) that, among other things, may affect the character of gains and losses realized by the Subsidiary (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to the Subsidiary and may defer Subsidiary losses. Because the Subsidiary is a controlled foreign corporation for U.S. federal income tax purposes, this treatment of the Subsidiary’s income will affect the income each Fund must recognize. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Subsidiary to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause the Subsidiary and each Fund to recognize income without each Fund receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the distribution requirement for avoiding excise taxes.

Each Fund intends to treat any income it may derive from Index Futures Contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to “regulated investment companies” (“RICs”). The Internal Revenue Service had issued numerous private letter rulings (“PLRs”) provided to third parties not associated with a Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the Internal Revenue Service. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to a Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, each Fund intends to cause the Subsidiary to make distributions that would allow each Fund to make timely distributions to its shareholders. Each Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether each Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

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Other Investments. In order to help each Fund meet its daily investment objective by maintaining the daily desired level of leveraged exposure to the applicable Hockey Index, maintain its tax status as a regulated investment company on days in and around quarter-end, or if a Fund is unable to obtain the desired exposure to Index Futures Contracts because it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, a Fund may invest in the following:

Reverse Repurchase Agreements. The Funds may invest in reverse repurchase agreements which are a form of borrowing in which a Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases. As a result of a Fund repurchasing the securities at a higher price, a Fund will lose money by engaging in reverse repurchase agreement transactions. When a Fund seeks to reduce its total assets exposure to the Subsidiary, it may use short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions. Those loans will increase the gross assets of a Fund, which the Adviser expects will allow a Fund to meet the Asset Diversification Test. When a Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act, including as applicable, the value-at-risk based limit on leverage risk.

Swaps that reference the applicable Hockey Index or other Index-Related Investments. Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be the applicable Hockey Index or other Index-Related Investments.

Other Investment Companies. The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies. The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies that invest in similar assets to those in which the Fund may invest. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Fixed Income Investments and Cash Equivalents. Fixed income Investments and cash equivalents held by the Fund may include, without limitation, the types of investments set forth below.

(1) The Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. government, or by various instrumentalities that have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the United States, the Farmers Home Administration, the Federal Housing Administration, the Maritime Administration, the Small Business Administration and the Tennessee Valley Authority. An instrumentality of the U.S. government is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, the Federal Home Loan Banks, the Federal Land Banks, the Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal National Mortgage Association (“FNMA”). In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

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(2) The Fund may invest in certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund’s 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $250,000; therefore, certificates of deposit purchased by the Fund may not be fully insured. The Fund may only invest in certificates of deposit issued by U.S. banks with at least $1 billion in assets.

(3) The Fund may invest in bankers’ acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

(4) The Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

(5) The Fund may invest in commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by the Fund at any time. The Fund’s portfolio managers will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because the Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Fund may invest in commercial paper only if it has received the highest rating from at least one nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

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(6) The Fund may invest in shares of money market funds, as consistent with its investment objective and policies. Shares of money market funds are subject to management fees and other expenses of those funds. Therefore, investments in money market funds will cause the Fund to bear proportionately the costs incurred by the money market funds’ operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies. It is possible for the Fund to lose money by investing in money market funds.

(7) The Fund may invest in corporate debt securities, as consistent with its investment objective and policies. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Options Contracts. A Fund may buy and write (sell) options on securities, indexes and other assets for the purpose of realizing its investment objective. By buying a call option, a Fund has the right, in return for a premium paid during the term of the option, to buy the asset underlying the option at the exercise price. By writing (selling) a call option a Fund becomes obligated during the term of the option to sell the asset underlying the option at the exercise price if the option is exercised; conversely, by buying a put option, a Fund has the right, in return for a premium paid during the term of the option, to sell the asset underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the asset underlying the option at the exercise price if the option is exercised. Cash-settled options give the holder (purchaser) of an option the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the value of the underlying asset (or closing level of the index, as the case may be) upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the level at which the exercise price of the option is set. The amount of cash received, if any, will be the difference between the value of the underlying asset (or closing price level of the index, as the case may be) and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

In the case of cleared options, in order to secure the obligation to deliver the underlying asset in the case of a call option, the writer of a call option is required to deposit in escrow the underlying asset or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), a clearing agency created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees performance by the other side of the transaction. Pursuant to relevant regulatory requirements, a Fund is required to agree in writing to be bound by the rules of the OCC. The principal reason for a Fund to write call options on assets held by a Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying assets alone.

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If a Fund that writes an option wishes to terminate a Fund’s obligation, a Fund may effect a “closing purchase transaction.” A Fund accomplishes this by buying an option of the same series as the option previously written by a Fund. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a Fund which is the holder of an option may liquidate its position by effecting a “closing sale transaction.” A Fund accomplishes this by selling an option of the same series as the option previously purchased by a Fund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by a Fund if the premium, plus commission costs, paid by a Fund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by a Fund on the sale of the call or the put option. A Fund also will realize a gain if a call or put option which a Fund has written lapses unexercised, because a Fund would retain the premium.

Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a Fund. If an options market were to become unavailable, a Fund would be unable to realize its profits or limit its losses until a Fund could exercise options it holds, and a Fund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) and those options would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Securities self-regulatory organizations (e.g., the exchanges and the Financial Industry Regulatory Authority (“FINRA”)) have established limitations governing the maximum number of call or put options of certain types that may be bought or written (sold) by a single investor, whether acting alone or in concert with others. These position limits may restrict the number of listed options which a Fund may buy or sell. While a Fund is not directly subject to these rules, as a result of rules applicable to the broker-dealers with whom a Fund transacts in options, it is required to agree in writing to be bound by relevant position limits.

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Swap Agreements. The Funds may enter into swap agreements. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on, or the increase/decrease in, value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. The Funds may enter into swaps to invest in a market without owning or taking physical custody of securities. For example, in one common type of total return swap, a Fund’s counterparty will agree to pay a Fund the rate at which the specified asset or indicator (e.g., an ETF, or securities comprising a benchmark index, plus the dividends or interest that would have been received on those assets) increased in value multiplied by the relevant notional amount of the swap. A Fund will agree to pay to the counterparty an interest fee (based on the notional amount) and the rate at which the specified asset or indicator decreased in value multiplied by the notional amount of the swap, plus, in certain instances, commissions or trading spreads on the notional amount. As a result, the swap has a similar economic effect as if a Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to a Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by a Fund on the notional amount. However, unlike cash investments in the underlying assets, a Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, a Fund may not acquire any “illiquid investment” if, immediately after the acquisition, a Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments include repurchase agreements with a notice or demand period of more than seven days, certain stripped mortgage-backed securities, certain municipal leases, certain over-the-counter derivative instruments, securities and other financial instruments that are not readily marketable, and restricted securities unless, based upon a review of the relevant market, trading and investment-specific considerations, those investments are determined not to be illiquid. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees has approved the designation of the certain officers of the Trust to administer the Trust’s liquidity risk management program and related procedures. In determining whether an investment is an illiquid investment, the designated officers of the Trust will take into account actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations. In addition, in determining the liquidity of an investment, the designated officers of the Trust must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that a Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, a Fund must take this determination into account when classifying the liquidity of that investment or asset class.

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In addition to actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations, the following factors, among others, will generally impact the classification of an investment as an “illiquid investment”: (i) any investment that is placed on the Adviser’s restricted trading list; and (ii) any investment that is delisted or for which there is a trading halt at the close of the trading day on the primary listing exchange at the time of classification (and in respect of which no active secondary market exists). Investments purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to these and other events and circumstances. If one or more investments in a Fund’s portfolio become illiquid, a Fund may exceed the 15% limitation in illiquid investments. In the event that changes in the portfolio or other external events cause a Fund to exceed this limit, a Fund must take steps to bring its illiquid investments that are assets to or below 15% of its net assets within a reasonable period of time. This requirement would not force a Fund to liquidate any portfolio instrument where a Fund would suffer a loss on the sale of that instrument.

Portfolio Turnover

Each Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a Fund’s investment portfolio that is bought and sold during a year is known as a Fund’s portfolio turnover rate. A turnover rate of 100% would occur, for example, if a Fund bought and sold securities valued at 100% of its net assets within one year. Each Fund may have difficulty achieving its daily leveraged investment objective due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. Because each Fund seeks to maintain 200% daily leveraged exposure to its applicable Underlying ETF, daily rebalancing is expected to result in high portfolio turnover. A high portfolio turnover rate could result in the payment by a Fund of increased brokerage costs, expenses and taxes.

As of the date of this SAI, each Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Investment Risks

Overview

An investment in the Fund should be made with an understanding of the risks that an investment in the Fund’s Shares entails, including the risk that the financial condition of the issuers of the securities or the general condition of the securities market may worsen and the value of the securities and therefore the value of the Fund may decline. The Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with such an investment. Index-Related Investments are relatively new investments. They are subject to unique and substantial risks, and may be subject to significant price volatility. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.

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Effects of Compounding and Market Volatility Risk. Each Fund seeks daily leveraged investment results. The Fund’s returns for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the Underlying ETF’s return over the same period. Compounding affects all investments, but has a more significant impact on funds that are leveraged and that rebalance daily. A daily leveraged fund will lose money over time if the Underlying ETF’s performance is flat, and it is possible that the Fund will lose money over time even if the Underlying ETF’s performance increases. The effect of compounding becomes more pronounced as the Underlying ETF’s volatility and the holding period increase.

Single Underlying ETF Concentration Risk. Each Fund obtains leveraged exposure to a single Underlying ETF, which in turn provides exposure to a single Hockey Index. Unlike a diversified fund, each Fund’s returns are tied to the performance of a single underlying asset class and cannot be offset by the performance of other investments. This concentrated exposure may result in greater volatility and may expose shareholders to greater risk of loss than a fund that diversifies its investments across multiple asset classes or securities. Because each Fund is concentrated in a single Underlying ETF, the Fund is more susceptible to the risks associated with that Underlying ETF than a fund that invests in a diversified portfolio of securities or instruments.

Leverage Risk.

Each Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in a Fund is exposed to the risk that a decline in the daily performance of the Underlying ETF will be magnified. This means that an investment in a Fund could lose an amount greater than the principal amount invested. Leverage will also have the effect of magnifying any differences in a Fund’s correlation with its Underlying ETF. Under market circumstances that cause leverage to be expensive or unavailable, a Fund may increase its transaction fee, change its investment objective, reduce its leverage, or close. As a consequence, if an Underlying ETF moves more than 50% on a given trading day in a direction adverse to a Fund, the Fund’s investors would lose all of their money.

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Derivatives Risk.

Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as securities, ETFs, interest rates or indexes. Each Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or a Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When a Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent a Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose a Fund to losses in excess of those amounts initially invested. In addition, a Fund may enter into swap agreements with a limited number of counterparties, which may increase a Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with a Fund and, as a result, a Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Futures Contracts. Futures contracts may not correlate perfectly with the applicable Hockey Index. Margin requirements may compel the Fund to liquidate positions at inopportune times, and liquidity in certain contract months may be limited, potentially hindering the Fund’s ability to implement its strategy effectively.

Holding Period Risk. The performance of each Fund for periods longer than a single day will very likely differ in amount, and possibly direction, from 200% of the daily return of its Underlying ETF for the same period. The more extreme the daily performance of the Underlying ETF, the greater the difference. Additionally, a Fund’s return for periods longer than a single day may be negative even when the return of the Underlying ETF for the same period is positive. A Fund is not suitable for investors who plan to hold Fund Shares for a period of time greater than a single trading day. Investors holding Fund Shares for periods greater than one trading day should understand that holding periods longer than one day may increase the likelihood that a Fund’s returns will differ significantly from 200% of the returns of the Underlying ETF over the same period.

Daily Correlation/Tracking Risk. There is no guarantee that a Fund will achieve a high degree of correlation with its applicable Underlying ETF. Achieving such a high degree of correlation on any single day or over time may be difficult. A Fund is subject to correlation risk, which means a correlation between the performance of the Fund and its Underlying ETF of 200% may not be achieved. A Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, and/or a temporary lack of liquidity in the markets for the securities or instruments held by the Fund.

Daily Rebalancing Risk. Daily rebalancing has important implications for the performance of each Fund for periods longer than a day. Each Fund rebalances its portfolio each day to maintain the target leverage exposure. Rebalancing may cause a Fund to sell exposure to an Underlying ETF when that exposure has increased in value and to buy exposure when that exposure has decreased in value. This activity causes a Fund to reduce exposure following gains and add exposure following declines, which creates a risk of loss referred to as “volatility decay.” Additionally, if for any reason a Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, a Fund’s investment exposure may not be consistent with its investment objective.

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Futures Contract Expiration and Speculative Pricing Risk. The price of Index Futures Contracts may be influenced by speculative trading activity based on anticipated events that could affect on-ice performance during the contract term, even though the applicable Hockey Index itself is calculated solely from officially reported statistics and does not change until games are actually played and statistics are recorded. To the extent an event could impact on-ice performance during the contract term, speculation regarding its effect on future Hockey Index levels may affect the price of the futures contract. For example, if a star player on an opposing team suffers an injury and the applicable team is scheduled to play that team during the term of the contract, speculators may bid up the price of the futures contract in anticipation of improved team performance against the weakened opponent, even though the injury itself does not change the Index methodology or guarantee any particular statistical outcome. Similarly, if the applicable team announces the signing of a highly regarded free agent or the return of an injured player to the roster, speculators may bid up the price of the contract in anticipation of improved performance, even though the Index will not reflect any change until games are played. Conversely, to the extent an event would only affect on-ice performance after the contract expires, it would not be expected to meaningfully affect the price of the current contract. This speculative activity may cause the price of Index Futures Contracts to deviate from their expected settlement value based solely on anticipated Index levels, and may result in increased volatility in the Fund’s NAV. To the extent that investors are considering speculative factors in their decision to invest in the Fund, they should consider the expiration dates of the futures contracts held by the Fund and understand that the composition of the Fund’s futures contract holdings may change at any time and without notice. A current list of the futures contracts in which the Fund is invested is available on the Fund’s website.

Swap Agreements Risk. A Fund may use swap agreements to gain exposure to its applicable Underlying ETF. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to counterparty risk, credit risk, and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade over-the-counter and may be considered illiquid. It may not be possible for a Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. A Fund’s ability to fully achieve its investment objective may depend on its capacity to enter into swap agreements providing exposure to its applicable Underlying ETF in sufficient size. The number of counterparties willing and able to offer such swaps may be limited, and any counterparty may reduce or eliminate its willingness to transact based on internal risk limits, capital constraints, regulatory requirements, or its own assessment of market or legal risk. If a Fund is unable to access adequate swap capacity, it may be unable to establish or maintain desired exposure to its applicable Underlying ETF. The cost to utilize swap agreements is embedded in the returns such agreements ultimately provide and is thus an indirect cost to investors that is not reflected in the table entitled “Fees and Expenses of the Fund” and the accompanying expense example.

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Counterparty Risk. Each Fund is subject to counterparty risk by virtue of its investments in derivatives, which exposes each Fund to the risk that a counterparty will not fulfill its obligations to the Fund. Counterparty risk may arise from a counterparty’s failure or inability to perform its obligations under a contract, either due to financial difficulties (such as insolvency or bankruptcy), legal or regulatory issues, or other circumstances. A Fund’s exposure to counterparty risk in respect of swap agreements may be mitigated, in whole or in part, by having a master netting arrangement between the Fund and the counterparty and/or by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, a Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and may not recover any recovery at all, or may obtain limited recovery, which may adversely affect the Fund’s performance.

Options. A Fund may invest in exchange-traded options on the applicable Hockey Index or on shares of Other Investment Companies. Options involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying asset. A Fund may lose the entire premium paid for an option if it expires worthless. The value of options may fluctuate significantly and may not move in tandem with the value of the underlying reference asset.

Hockey Index Risk.

There is no guarantee that the Index Provider will compile, maintain, or calculate the applicable Hockey Index accurately. Errors in index data, computation, or construction may occur and may not be identified or corrected promptly, and any resulting losses will be borne by a Fund and its shareholders. Each Hockey Index is maintained and calculated by a single Index Provider, FutureSports. If the Index Provider were to experience operational failures, cease operations, lose its data feed from the NHL, or experience a cybersecurity breach, Index Futures Contracts may have no reliable reference value, which could materially and adversely affect the value of a Fund. The NHL serves as the sole data source for the underlying statistics but does not participate in index governance. If the NHL were to report incorrect statistics, delay reporting, or discontinue providing data to the Index Provider, the settlement prices of Index Futures Contracts could be based on erroneous or incomplete data.

Commodity Regulatory Risk

To the extent a Fund invests in Index Futures Contracts or other commodity-linked instruments, the Fund may be subject to regulation by the CFTC. In such case, the Adviser may be required to register as a CPO with respect to the Fund, and the Fund may be operated as a commodity pool subject to CFTC and NFA rules. Compliance with CFTC and NFA requirements may impose additional costs and administrative burdens on a Fund and may limit the Fund’s flexibility in implementing its investment strategy. Changes in the regulation of commodity pools or the classification of sports-linked futures could adversely affect a Fund’s ability to pursue its investment objective.

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Cybersecurity Risk

A Fund is susceptible to potential operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to a Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of a Fund’s third party service providers, such as its administrator, transfer agent, custodian, or Adviser, as applicable, or issuers in which a Fund invests, can also subject a Fund to many of the same risks associated with direct cybersecurity breaches. A Fund has established risk management systems designed to reduce the risks associated with cybersecurity. However, there is no guarantee that such efforts will succeed, especially because a Fund does not directly control the cybersecurity systems of issuers or third party service providers.

Counterparty Risk.

The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts and other transactions such as repurchase agreements or reverse repurchase agreements. The Fund’s ability to profit from these types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, resulting in a loss to the Fund. The Fund may experience significant delays in obtaining any recovery in an insolvency, bankruptcy, or other reorganization proceeding involving its counterparty (including recovery of any collateral posted by it) and may obtain only a limited recovery or may obtain no recovery in such circumstances.

Limited Price Discovery and Market Depth Risk

The market for Index Futures Contracts and other Index-Related Investments may lack the depth, breadth, and participation necessary for reliable price discovery. Traditional commodity futures markets benefit from participation by commercial hedgers, speculators, and arbitrageurs whose activities contribute to efficient pricing. The market for Index Futures Contracts is expected to have few, if any, natural commercial hedgers, and may be dominated by retail speculators, algorithmic traders, or a small number of institutional participants. This concentrated participation could result in prices that do not accurately reflect fair value, wider bid-ask spreads, and elevated intraday price volatility. In thin markets, even modest order flow from a Fund could move prices against a Fund, increasing transaction costs and reducing returns. There can be no assurance that the market for Index Futures Contracts will develop sufficient liquidity over time, and a Fund may be unable to establish or exit positions at prices a Fund considers favorable.

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Underlying ETF Risk.

Each Fund invests in derivatives and other instruments to provide leveraged exposure to its applicable Underlying ETF. As a result, each Fund is subject to the risks associated with the Underlying ETF. The performance of the Underlying ETF, and therefore each Fund, depends on the performance of the Underlying ETF’s portfolio investments, which may include securities, futures contracts, swap agreements, or other financial instruments. The Fund is subject to the risk that the Underlying ETF may not achieve its stated investment objective. Additionally, the trading price of shares of the Underlying ETF may deviate from the net asset value of the Underlying ETF. The Fund is also indirectly exposed to the fees and expenses of the Underlying ETF, which will reduce the Fund’s returns.

Liquidity Risk

The Funds may have investments that they may not be able to dispose of or close out readily at a favorable time or price (or at all), or at a price approximating a Fund’s valuation of the investment. For example, certain investments may be subject to restrictions on resale, may trade over-the-counter or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for a Fund to value illiquid securities accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. If a Fund needed to sell a large block of illiquid securities to meet shareholder redemption request or to raise cash, these sales could further reduce the securities’ prices and adversely affect performance of a Fund. Disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities.

Trading Issues Risk

Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in Fund Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in Fund Shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund Shares may trade at a larger premium or discount to their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged. A Fund may have difficulty maintaining its listing on the Exchange in the event a Fund’s assets are small or a Fund does not have enough shareholders.

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Valuation Risk

The Funds may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that a Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by a Fund at that time. A Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Management of the Funds

Trustees and Officers

The general supervision of the duties performed for the Funds under the Investment Management Agreement (as defined below) is the responsibility of the Board of Trustees. There are four Trustees of the Trust, one of whom is an “interested person” (as the term is defined in the 1940 Act) (the “Interested Trustee”) and three of whom are Trustees who are not officers or employees of [ ] or any of its affiliates (each an “Independent Trustee” and collectively the “Independent Trustees”). The Trustees serve for indefinite terms until their resignation, death or removal. The Trust has not established a lead Independent Trustee position. The Trustees set broad policies for the Funds, choose the Trust’s officers and hired the Funds’ investment adviser. Each Trustee, except for Greg King, is an Independent Trustee. Greg King is deemed an Interested Trustee of the Trust. The officers of the Trust manage its day-to-day operations, are responsible to the Board of Trustees and serve indefinite terms. The following is a list of the Trustees and executive officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they have held during the past five years, if applicable.

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Interested Trustee(1)
Greg King Year of Birth: 1974	Interested Trustee	Since 2025	Chief Executive Officer, REX Shares LLC (2015-present); Chief Executive Officer, REX Financial LLC (2015-present); Chief Executive Officer, Osprey Funds, LLC (2019-present)	__	None.

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Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees
Jason Lu Year of Birth: 1987	Trustee	Since 2025	Chief Operating Officer, Ransky Capital LLC (2023-present); Chief Investment Officer, Komodo Bay Capital Management Inc. (2020-present); Trader, 4170 Trading (2018-2020)	__	Director, Athena Bitcoin Global (2020-2023, 2024-present); Director, GlobalStake, LLC (2022-2025); Director, AK Hospitality Group, LLC (2023-2024); Director, Vaultminer Technology Corp. (2021-2024);
Richard Shorten Year of Birth: 1967	Trustee	Since 2025	Founder and Managing Member, Silvermine Capital Advisors, LLC (2020-present); Chief Executive Officer and Manager, GlobalStake, LLC (2020-present); Managing Member, Lucky Friday Labs, LLC (2020-present)	__	Director, ePublishing, LLC (2020-present); Director, BeaconLive, LLC (2020-present)
Stanley Kiang Year of Birth: 1975	Trustee	Since 2026	Managing Member, SAKK One Property Management, LLC (2009–present); Director, ETF Strategist, VanEck (2022–2024); Senior Director of Exchange Traded Funds, Aberdeen Investments (2015–2022)	__	None.
Officers
Greg King Year of Birth: 1974	Chief Executive Officer; President	Since 2025	Chief Executive Officer, REX Shares LLC (2015-present); Chief Executive Officer, REX Financial LLC (2015-present); Chief Executive Officer, Osprey Funds, LLC (2019-present)	__	None.
Robert Rokose Year of Birth: 1970	Chief Financial Officer; Chief Accounting Officer; Treasurer	Since 2025	Chief Financial Officer, Osprey Funds, LLC (2020-present); Chief Financial Officer, REX Shares LLC (2020-present)	__	None.
Greg Collett Year of Birth: 1971	Secretary	Since 2025	General Counsel, REX Financial LLC (2024-present); General Counsel, SwapGlobal (2022-2024); President, BlockFi I NB (2021-2022); Head of Investment Products, BlockFi I NB (2021); Director, World Gold Council (2014-2020)	__	None.
Soth Chin Year of Birth: 1966	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2025	Managing Member, Fit Compliance, LLC (financial services compliance and consulting firm) (2016-present)	__	None.
(1)	Greg King is deemed an “interested person” of the Trust, as defined by the 1940 Act, due to his position at REX Financial, Inc., the parent company of the Adviser.

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Unitary Board Leadership Structure

It is anticipated that each Trustee will serve as a trustee of all funds in the REX Fund Complex (as defined below), which is known as a “unitary” board leadership structure. Each Trustee currently serves as a trustee of the Funds and is anticipated to serve as a trustee for future funds issued by the Trust (each, a “REX Fund” and collectively, the “REX Fund Complex”). None of the Trustees who are not “interested persons” of the Trust, nor any of their immediate family members, have ever been a director, officer or employee of, or consultant to, [         ] or any of its affiliates. Greg King, an Interested Trustee, serves as the Chairman of the Board of Trustees for each fund in the REX Fund Complex.

The same four persons serve as Trustees on the Board of Trustees and are anticipated to serve on the Board of Trustees of all other funds in the REX Fund Complex. The unitary board structure was adopted for the REX Fund Complex because of the efficiencies it achieves with respect to the governance and oversight of the REX Funds. Each REX Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the REX Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting. Because of the similar and often overlapping issues facing the REX Funds, including among any such exchange-traded funds, the Board of Trustees of the REX Funds believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all REX Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards. In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board the overall composition of which, as a body, possesses the appropriate skills, diversity, independence and experience to oversee a Fund’s business.

Annually, the Board of Trustees will review its governance structure and the committee structures, its performance and functions and any processes that would enhance board governance over the business of the REX Funds. The Board of Trustees has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the REX Fund Complex as a whole.

The Board of Trustees has established two standing committees (as described below) and has delegated certain of its responsibilities to those committees. The Board of Trustees and its committees meet frequently throughout the year to oversee the activities of the Funds, review contractual arrangements with and the performance of service providers, oversee compliance with regulatory requirements and review the Funds’ performance. Generally, the Board of Trustees acts by majority vote of the Trustees present at a meeting, assuming a quorum is present, unless otherwise required by applicable law.

The two standing committees of the Board of Trustees are the Nominating Committee and the Audit Committee.

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The Nominating Committee is responsible for appointing and nominating non-interested persons to the Board of Trustees. Jason Lu, Richard Shorten and Stanley Kiang are members of the Nominating Committee. If there is no vacancy on the Board of Trustees, the Board of Trustees will not actively seek recommendations from other parties, including shareholders. When a vacancy on the Board of Trustees occurs and nominations are sought to fill such vacancy, the Nominating Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of a Fund. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of a Fund should mail such recommendation to REX ETF Trust, 777 Brickell Avenue, Suite 500, Miami, Florida 33131. Such recommendation shall include the following information: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all Fund Shares owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Exchange Act of 1934 (the “1934 Act”); (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the 1934 Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an “interested person” of a Fund (as defined in the 1940 Act) and, if not an “interested person,” information regarding each nominee that will be sufficient for a Fund to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the Trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a Trustee. During the fiscal period ended December 31, 2025, the Nominating Committee held one meeting.

The Audit Committee is responsible for overseeing the Funds’ accounting and financial reporting process, the system of internal controls and audit process and for evaluating and appointing independent auditors (subject also to approval of the Board of Trustees). Jason Lu, Richard Shorten and Stanley Kiang serve on the Audit Committee. During the fiscal period ended December 31, 2025, the Audit Committee held three meetings.

Risk Oversight

As part of the general oversight of the Funds, the Board of Trustees is involved in the risk oversight of the Funds. The Board of Trustees has adopted and periodically reviews policies and procedures designed to address the Funds’ risks. Oversight of investment and compliance risk, including, if applicable, oversight of any Sub-Adviser, is performed primarily at the Board of Trustees level in conjunction with the Trust’s Chief Compliance Officer (“CCO”) and Anti-Money Laundering Officer.

The Board of Trustees has appointed a CCO who oversees the implementation and evaluation of the Funds’ compliance program. Soth Chin of Fit Compliance, LLC serves as CCO and Anti-Money Laundering Officer of the Trust. In a joint effort between the Trust and Fit Compliance, LLC to ensure the Trust complies with Rule 38a-1 under the 1940 Act, Fit Compliance, LLC has agreed to render services to the Trust by entering into a Chief Compliance Officer Support Agreement (the “CCO Support Agreement”) with the Trust. Pursuant to the CCO Support Agreement, Fit Compliance, LLC designates, subject to the Trust’s approval, one of its own employees to serve as CCO of the Trust within the meaning of Rule 38a-1. Soth Chin currently serves in such capacity under the terms of the CCO Support Agreement.

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Oversight of other risks also occurs at the committee level. The Adviser’s investment oversight group reports to the Board of Trustees at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance as well as information related to the Adviser and its operations and processes. The Board of Trustees reviews reports on the Funds’ and the service providers’ compliance policies and procedures at each quarterly Board of Trustees meeting and receives an annual report from the CCO regarding the operations of the Funds’ and the service providers’ compliance programs. In addition, the Independent Trustees meet privately each quarter with the CCO. The Audit Committee reviews with the Adviser the Funds’ major financial risk exposures and the steps the Adviser has taken to monitor and control these exposures, including the Funds’ risk assessment and risk management policies and guidelines. The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management. The Nominating Committee monitors all matters related to the corporate governance of the Trust.

Not all risks that may affect the Funds can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Funds or the Adviser or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals. As a result of the foregoing and other factors, the Funds’ ability to manage risk is subject to substantial limitations.

Board Diversification and Trustee Qualifications

As described above, the Nominating Committee of the Board of Trustees oversees matters related to the nomination of Trustees. The Nominating Committee seeks to establish an effective Board of Trustees with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocations, and other individual characteristics and traits in the aggregate. Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability and, if qualifying as an Independent Trustee, independence from the Adviser, underwriters or other service providers, including any affiliates of these entities.

Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a Trustee in light of the Trust’s business and structure.

Interested Trustee.

Mr. King is the founder and Chief Executive Officer of REX Financial LLC. Mr. King is also the Chief Executive Officer of REX Shares, LLC and Osprey Funds, LLC, and was previously the Chief Executive Officer and co-founder of VelocityShares. As the creator of several industry innovations, including filing a patent for the first exchange-traded note in 2006 for Barclays, Mr. King has created and launched over 100 exchange-traded funds and exchange-traded notes for Barclays, Credit Suisse, Global X Funds. He has an M.B.A. from University of California, Davis and is a CFA Charterholder.

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Independent Trustees.

Mr. Lu has several years of experience in trading and investing in various asset classes, including crypto, commodities, and fixed income. He is currently the Chief Investment Officer of Komodo Bay Capital Management Inc., a private investment advisory firm based in Miami, and the Chief Operating Officer and Partner of Ransky Capital LLC, a proprietary trading firm with locations in Chicago, Miami, and Spain. He is also a board member of GlobalStake, LLC, a blockchain technology company, and Athena Bitcoin Global, a crypto ATM network. He previously served on the board of directors of Vaultminer Technology Corp, a crypto mining company, and AK Hospitality Group, LLC, a restaurant and hotel operator. He was formerly a trader at 4170 Trading, a crypto and traditional financial products trading firm, Old Mission Capital, LLC and Old Mission Markets LLC, a broker dealer and market maker, and MSR Investments, a commodity trading advisor. He graduated from the University of Illinois Urbana-Champaign in 2008 with a dual degree in Electrical Engineering and Economics.

Mr. Shorten has over 25 years of experience in the fields of investment management, blockchain technology, digital media and corporate law. He is the founder and managing member of Silvermine Capital Advisors, LLC, which manages several private funds and accounts focused on blockchain and digital assets. He is also the Chief Executive Officer and manager of GlobalStake, LLC, a blockchain and AI infrastructure provider, and the managing member of Lucky Friday Labs, LLC, a blockchain development company. In addition, he is a co-owner and director of ePublishing, LLC, a digital publishing enablement company, and a director of BeaconLive, LLC, a continuing legal education and webinar services company. Prior to founding Silvermine Capital Advisors in 2017, he served on the board of directors of five public companies. He began his career as a corporate finance and mergers and acquisitions attorney at Cravath Swaine and Moore, where he worked from 1992 to 1996. He holds a J.D. from Rutgers Law School and a B.A. in Economics and French from Colgate University.

Mr. Kiang has more than 30 years of experience in the financial services and securities industry, including positions in investment banking, equity research and equity portfolio management. He currently serves as the Managing Member of SAKK One Property Management, LLC, a multi-sector real estate investment firm specializing in the direct investment, development and management of residential and retail properties in California and Arizona. From 2022 to 2024, he served as Director, ETF Strategist at VanEck, and from 2015 to 2022, he served as Senior Director of Exchange Traded Funds at Aberdeen Investments. He also currently serves as a director of Aloha Insurance Services, Inc., a subsidiary of Pacific Coast Building Products, and as a director of Metropolitan Bank, a community bank based in Oakland, California.

Each Independent Trustee is paid a fixed annual retainer of $12,000. These fees will be allocated equally among each fund in the REX Fund Complex. Trustees are also reimbursed for travel and out-of-pocket expenses incurred in connection with all meetings.

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The following table sets forth the estimated compensation to be earned by each Independent Trustee (including reimbursement for travel and out-of-pocket expenses) for services to the Funds and the estimated aggregate compensation to be paid to them for services to the REX Fund Complex for the fiscal year ended December 31, 2026. The Trust has no retirement or pension plans. The officers and Trustees who are “interested persons” as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by [          ].

Name of Trustee	Estimated Compensation from The Funds	Estimated Total Compensation from the REX Fund Complex
Jason Lu	[_____]	[_____]
Richard Shorten	[_____]	[_____]
Stanley Kiang	[_____]	[_____]

Because each Fund has not commenced operations prior to the date of the Prospectus, the Trustees did not beneficially own any equity securities of a Fund as of the date of this SAI. The following table sets forth the dollar range of equity securities beneficially owned by the Interested and Independent Trustees in the Funds and all funds overseen by the Trustees in the REX Fund Complex as of [_________]:

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the REX Fund Complex
Interested Trustee
Greg King	N/A	N/A
Independent Trustees
Jason Lu	N/A	N/A
Richard Shorten	N/A	N/A
Stanley Kiang	N/A	N/A

Greg King, the Chief Executive Officer of REX Shares LLC and REX Financial LLC, both of which are entities under common control with the Adviser, served as a board member to GlobalStake, LLC from August 2022 to his resignation in May 2025. Richard Shorten, an Independent Trustee of the Trust, serves as the Chief Executive Officer and Manager of GlobalStake, LLC.

As of [_________], the Independent Trustees of the Trust and immediate family members did not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Funds or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Funds.

As of [_________], the officers of the Trust and Trustees, in the aggregate, owned less than 1% of the shares of the Funds.

Control Persons and Principal Holders of Securities

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control. As of the date of this SAI, each Fund has not yet commenced operations and, accordingly, this information is not yet available.

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Investment Adviser and Other Service Providers

Investment Adviser. [ ], Inc. (“[          ]” or the “Adviser”), [_____], is the investment adviser for the Funds. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a Delaware limited liability company and was organized in 2023.

Pursuant to an investment management agreement between the Adviser and the Trust, on behalf of each Fund (the “Investment Management Agreement”), the Adviser manages the investment of the Funds’ asset and is responsible for paying all expenses of the Funds, excluding the fee payments under the Investment Management Agreement, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. Each Fund has agreed to pay the Adviser an annual management fee equal to [__]% of its daily net assets, as detailed in the below table.

Under the Investment Management Agreement, the Adviser shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement is in place for the original initial two-year term, and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of a Fund’s outstanding voting securities on 60 days’ written notice to the Adviser, or by the Adviser on 60 days’ written notice to a Fund.

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Portfolio Managers. [           ] and [            ] serve as each Fund’s portfolio managers and are primarily responsible for the day-to-day management of each Fund.

[          ]

Portfolio Manager Compensation. The portfolio managers do not receive any special or additional compensation from the Adviser for their services as portfolio managers. Each portfolio manager’s compensation is based solely on the overall financial operating results of the Adviser. Each portfolio manager’s compensation is not directly linked to a Fund’s performance, although positive performance and growth in managed assets are factors that may contribute to the Adviser’s distributable profits and assets under management.

Portfolio Manager Ownership of a Fund’s Shares. As of the date of this SAI, the Funds have not yet commenced operations and, accordingly, none of the portfolio managers beneficially own Fund Shares.

Other Accounts Managed by the Portfolio Managers. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts managed by the portfolio managers listed below are subject to performance based advisory fees. The information below is provided as of December 31, 2025.

Portfolio Manager	Other Registered Investment Company Accounts	Assets Managed ($ millions)	Other Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)
[ ]	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with his management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

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Transfer Agent, Administrator and Fund Accountant. U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“USBGFS” or the “Transfer Agent”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds’ transfer agent, administrator and fund accountant.

Pursuant to a fund administration servicing agreement, transfer agent servicing agreement and fund accounting servicing agreement between the Trust and USBGFS, USBGFS provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, USBGFS does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of a Fund’s Shares. As compensation for the administration, accounting and management services, the Adviser pays USBGFS a fee based on a Fund’s average daily net assets, subject to a minimum annual fee. USBGFS also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

Custodian. Pursuant to a custody agreement between the Trust and U.S. Bank National Association (“U.S. Bank” or the “Custodian”) (the “Custody Agreement”), U.S. Bank, located at 1555 North Rivercenter Drive, Milwaukee, Wisconsin 53212, serves as the custodian of the Funds’ assets. U.S. Bank holds and administers the assets in a Fund’s portfolio. Pursuant to the Custody Agreement, U.S. Bank receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. U.S. Bank also is entitled to certain out-of-pocket expenses.

The net proceeds that a Fund receives pursuant to its short sale of options contracts may be retained by a Fund’s prime broker(s) (or by a Fund’s custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out.

Distributor. The Trust and [            ] (the “Distributor”) are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust and distributes a Fund’s Shares. Fund Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Fund Shares in amounts less than a Creation Unit and does not maintain a secondary market in Fund Shares. The principal business address of the Distributor is [                   ].

Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.

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The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund Shares. Such Soliciting Dealers also may be Authorized Participants (as discussed in the section entitled “Creation and Redemption of Creation Units”) or DTC Participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of a Fund and (ii) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Fund Shares or by a vote of a majority of its Board of Trustees (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

Because each Fund has not commenced operation prior to the date of the SAI, there has been no underwriting commissions with respect to the sale of Fund Shares, and the Distributor did not receive compensation on redemptions for a Fund for that period.

Intermediary Compensation. The Adviser or its affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to a Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to a Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including a Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by a Fund and, thus, do not result in an increase in a Fund’s expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of a Fund’s Prospectus and they do not change the price paid by investors for the purchase of a Fund’s Shares or the amount received by a shareholder as proceeds from the redemption of a Fund’s Shares.

Such compensation may be paid to Intermediaries that provide services to a Fund, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, also may be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend a Fund rather than other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.

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Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy a Fund’s Shares.

Distribution and Service Plan. The Board of Trustees has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act (“Rule 12b-1”), which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Fund does not currently pay, and the Fund has no current intention to pay, Rule 12b-1 fees. Rule 12b-1 fees to be paid by the Fund under the Plan may only be imposed after approval by the Board of Trustees.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding Fund Shares. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that a Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of Fund Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA’s rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of a Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of a Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of a Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of a Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of a Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Fund Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Fund Shares, including, but not limited to, assistance in answering inquiries related to shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.

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Aggregations. Fund Shares in amounts less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to Authorized Participants purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees; or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of a Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with participants that utilize the facilities of the Depository Trust Company (the “DTC Participants”), which have international, operational, capabilities and place orders for Creation Units of a Fund’s Shares. Participating Parties (as defined in “Procedures for Creation of Creation Units” below) shall be DTC Participants (as defined in “DTC Acts as Securities Depository for Fund Shares” below).

Legal Counsel. Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, is legal counsel to the Trust.

Independent Registered Public Accounting Firm. Cohen & Company, Ltd., located at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the Fund’s independent registered public accounting firm. Cohen & Company, Ltd. audits the Fund’s financial statements and performs other related audit services.

Brokerage Allocations

The Adviser is responsible for decisions to buy and sell securities for a Fund and for the placement of a Fund’s securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business.

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The Adviser owes a fiduciary duty to its clients (including a Fund) to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Adviser also will use electronic crossing networks (“ECNs”) when appropriate.

Subject to the foregoing policies, brokers or dealers selected to execute a Fund’s portfolio transactions may include a Fund’s Authorized Participants or their affiliates. An Authorized Participant or its affiliates may be selected to execute a Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu,” so long as such selection is in keeping with the foregoing policies. A Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of a Fund’s shareholders, e.g., for creation orders that facilitate the rebalance of a Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute a Fund’s portfolio transactions in connection with such orders.

The Adviser may use a Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, a Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Adviser, but only if the Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: (i) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; (ii) cause clients to engage in more securities transactions than would otherwise be optimal; and (iii) only recommend brokers that provide soft dollar benefits.

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The Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Adviser can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Adviser’s expenses to the extent that the Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Adviser, effectively cross subsidizing the other accounts managed by the Adviser that benefit directly from the product. The Adviser may not necessarily use all of the brokerage or research services in connection with managing a Fund whose trades generated the soft dollars used to purchase such products.

If purchases or sales of portfolio securities of a Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as a Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to a Fund. The primary consideration is prompt execution of orders at the most favorable net price.

Additional Information

Book Entry Only System. The following information supplements and should be read in conjunction with the Prospectus.

DTC Acts as Securities Depository for Fund Shares. Fund Shares are represented by securities registered in the name of The Depository Trust Company (“DTC”) or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Fund Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Fund Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Fund Shares.

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Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of Fund Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, as the registered holder of all of Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in a Fund’s Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Fund Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Fund Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about a Fund’s portfolio holdings. The Board of Trustees must approve all material amendments to this policy. A Fund’s portfolio holdings are publicly disseminated each day a Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for a Fund’s Shares, together with estimates and actual cash components, is publicly disseminated each day the NYSE is open for trading via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of a Fund. A Fund’s portfolio holdings are also available on its website at [www.rexshares.com]. The Trust, Adviser, and the Distributor will not disseminate non-public information concerning the Trust.

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Portfolio Schedule. The Funds file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at http://www.sec.gov. A Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual financial statements and other information provided to shareholders, respectively, and is filed with the SEC on Form N-CSR. A semi-annual or annual financial statement and other information provided for a Fund will become available to investors within 60 days after the period to which it relates. A Fund’s Form N-PORT and Form N-CSR are available on the SEC’s website listed above.

Codes of Ethics. In order to mitigate the possibility that a Fund will be adversely affected by personal trading, the Trust, the Adviser, and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts access persons, Trustees and others who normally come into possession of information on portfolio transactions. Personnel subject to the Codes of Ethics may invest in securities that may be purchased or held by a Fund; however, the Codes of Ethics require that each transaction in such securities be reviewed by the Compliance Department. These Codes of Ethics are on public file with, and are available from, the SEC.

Disclaimers

[To be added]

Proxy Voting Policies and Procedures

The Board of Trustees has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser and has directed the Adviser to vote proxies consistent with a Fund’s best interests. The Adviser will vote such proxies in accordance with its proxy voting policies and procedures, which are included in Exhibit A to this SAI. The Board of Trustees will periodically review a Fund’s proxy voting record.

Because the Funds have not commenced operations prior to the date of the SAI, information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is not available. Once available, such information will be available upon request and without charge on its website at [www.rexshares.com], by calling 1-800-617-0004 or by accessing the SEC’s website at https://www.sec.gov.

Creation and Redemption of Creation Units

General. ETFs, such as the Funds, generally issue and redeem their shares in primary market transactions through a creation and redemption mechanism and do not sell or redeem individual shares. Instead, financial entities, known as “Authorized Participants,” have contractual arrangements with an ETF or one of the ETF’s service providers to purchase and redeem ETF shares directly with the ETF in large blocks of shares known as “Creation Units.” Prior to start of trading on each business day, an ETF publishes through the NSCC the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the ETF’s shares. An Authorized Participant that wishes to effectuate a creation of an ETF’s shares deposits with the ETF the “basket” of securities, cash or other assets identified by the ETF that day, and then receives the Creation Unit of the ETF’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the ETF’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of ETF shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in ETF shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of ETF shares at or close to the NAV per share of the ETF.

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Each Authorized Participant is a member or participant of a clearing agency registered with the SEC that has a written agreement with a Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase or redemption of Creation Units (a “Participant Agreement”). Orders to purchase Creation Units must be delivered through an Authorized Participant that has executed a Participant Agreement and must comply with the applicable provisions of such Participant Agreement. Investors wishing to purchase or sell shares generally do so on an exchange. Institutional investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant.

A “Business Day” is generally any day on which the NYSE, the Exchange and the Trust are open for business. The Business Day on which an order to purchase or redeem Creation Units is received in proper form is referred to as the “Transmittal Date.”

Basket Composition and Custom Baskets. Rule 6c-11(c)(3) under the 1940 Act requires an ETF relying on the exemptions offered by Rule 6c-11 to adopt and implement written policies and procedures governing the construction of baskets and the process that the ETF will use for the acceptance of baskets. In general, in connection with the construction and acceptance of baskets, the Adviser may consider various factors, including, but not limited to: (1) whether the securities, assets and other positions comprising a basket are consistent with the ETF’s investment objective(s), policies and disclosure; (2) whether the securities, assets and other positions can legally and readily be acquired, transferred and held by the ETF and/or Authorized Participant(s), as applicable; (3) whether to utilize cash, either in lieu of securities or other instruments or as a cash balancing amount; and (4) in the case of an ETF that tracks an index, whether the securities, assets and other positions aid index tracking.

Each Fund may utilize a pro-rata basket or a custom basket in reliance on Rule 6c-11. A “pro-rata basket” is a basket that is a pro rata representation of the ETF’s portfolio holdings, except for minor deviations when it is not operationally feasible to include a particular instrument within the basket, except to the extent that a Fund utilized different baskets in transactions on the same Business Day.

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Rule 6c-11 defines “custom baskets” to include two categories of baskets. First, a basket containing a non-representative selection of the ETF’s portfolio holdings would constitute a custom basket. These types of custom baskets include, but are not limited to, baskets that do not reflect: (i) a pro rata representation of a Fund’s portfolio holdings; (ii) a representative sampling of an ETF’s portfolio holdings; or (iii) changes due to a rebalancing or reconstitution of an ETF’s securities market index, if applicable. Second, if different baskets are used in transactions on the same Business Day, each basket after the initial basket would constitute a custom basket. For example, if an ETF exchanges a basket with either the same or another Authorized Participant that reflects a representative sampling that differs from the initial basket, that basket (and any such subsequent baskets) would be a custom basket. Similarly, if an ETF substitutes cash in lieu of a portion of basket assets for a single Authorized Participant, that basket would be a custom basket.

Under a variety of circumstances, an ETF and its shareholders may benefit from the flexibility afforded by custom baskets. In general terms, the use of custom baskets may reduce costs, increase efficiency and improve trading. Because utilizing custom baskets provides a way for an ETF to add, remove and re-weight portfolio securities without transacting in the market, it may help the ETF to avoid transaction costs and adverse tax consequences. Rule 6c-11 provides an ETF with flexibility to use “custom baskets” if the ETF has adopted written policies and procedures that: (1) set forth detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the ETF and its shareholders, including the process for any revisions to, or deviations from, those parameters; and (2) specify the titles or roles of employees of the ETF’s investment adviser who are required to review each custom basket for compliance with those parameters.

The use of baskets that do not correspond pro rata to an ETF’s portfolio holdings has historically created concern that an Authorized Participant could take advantage of its relationship with an ETF and pressure the ETF to construct a basket that favors an Authorized Participant to the detriment of the ETF’s shareholders. For example, because ETFs rely on Authorized Participants to maintain the secondary market by promoting an effective arbitrage mechanism, an Authorized Participant holding less liquid or less desirable securities potentially could pressure an ETF into accepting those securities in its basket in exchange for liquid ETF shares (i.e., dumping). An Authorized Participant also could pressure the ETF into including in its basket certain desirable securities in exchange for ETF shares tendered for redemption (i.e., cherry-picking). In either case, the ETF’s other investors would be disadvantaged and would be left holding shares of an ETF with a less liquid or less desirable portfolio of securities. The Adviser has adopted policies and procedures designed to mitigate these concerns but there is ultimately no guarantee that such policies and procedures will be effective.

Basket Dissemination.  Basket files are published for consumption through the NSCC, a subsidiary of Depository Trust & Clearing Corporation, and can be utilized for pricing, creations, redemptions, rebalancing and custom scenarios. In most instances, pro rata baskets are calculated and supplied by the ETF’s custodial bank based on ETF holdings, whereas non-pro-rata, custom and forward-looking pro rata baskets are calculated by the Adviser and disseminated by the ETF’s custodial bank through the NSCC process.

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Placement of Creation or Redemption Orders.  All orders to purchase or redeem Creation Units are to be governed according to the applicable Participant Agreement that each Authorized Participant has executed. In general, all orders to purchase or redeem Creation Units must be received by the transfer agent in the proper form required by the Participant Agreement no later than 3:00 p.m., Eastern Time, on each day the NYSE is open for business (the “Closing Time”) in order for the purchase or redemption of Creation Units to be effected based on the NAV of shares of a Fund as next determined on such date after receipt of the order in proper form. The Closing Time may be modified by a Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. At its discretion, a Fund may also require an Authorized Participant to submit orders to purchase or redeem Creation Units be placed earlier in the day (such as instances where an applicable market for a security comprising a creation or redemption basket closes earlier than usual).

Delivery of Redemption Proceeds.  Deliveries of securities to Authorized Participants in connection with redemption orders are generally expected to be made within one Business Day. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for a Fund may take longer than one Business Day after the day on which the redemption request is received in proper form. Section 22(e) of the 1940 Act generally prohibits a registered open-end management investment company from postponing the date of satisfaction of redemption requests for more than seven days after the tender of a security for redemption. This prohibition can cause operational difficulties for ETFs that hold foreign investments and exchange in-kind baskets for Creation Units. For example, local market delivery cycles for transferring foreign investments to redeeming investors, together with local market holiday schedules, can sometimes require a delivery process in excess of seven days. However, Rule 6c-11 grants relief from Section 22(e) to permit an ETF to delay satisfaction of a redemption request for more than seven days if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants, or the combination thereof prevents timely delivery of the foreign investment included in the ETF’s basket. Under this exemption, an ETF must deliver foreign investments as soon as practicable, but in no event later than 15 days after the tender to the ETF. The exemption therefore will permit a delay only to the extent that additional time for settlement is actually required, when a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming authorized participants prevents timely delivery of the foreign investment included in the ETF’s basket. If a foreign investment settles in less than 15 days, Rule 6c-11 requires an ETF to deliver it pursuant to the standard settlement time of the local market where the investment trades. Rule 6c-11 defines “foreign investment” as any security, asset or other position of the ETF issued by a foreign issuer (as defined by Rule 3b-4 under the 1934 Act), and that is traded on a trading market outside of the United States. This definition is not limited to “foreign securities,” but also includes other investments that may not be considered securities. Although these other investments may not be securities, they may present the same challenges for timely settlement as foreign securities if they are transferred in kind.

Creation Transaction Fees.  A Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

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Redemption Transaction Fees.  A Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

Suspension of Creations.  The SEC has stated its position that an ETF generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time. The SEC has also stated that an ETF could not set transaction fees so high as to effectively suspend the issuance of Creation Units. Circumstances in which a Fund may suspend creations include, but are not limited to: (i) the order is not in proper form; (ii) the purchaser or group of related purchasers, upon obtaining the Creation Units of such Fund’s Shares ordered, would own 80% or more of the currently outstanding shares of such Fund; (iii) the required consideration is not delivered; (iv) the acceptance of the basket would, in the opinion of such Fund, be unlawful; or (v) there exist circumstances outside the control of such Fund that make it impossible to process purchases of Creation Units for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting a Fund, the Adviser, the Distributor, DTC, NSCC, the transfer agent, the custodian, any sub-custodian or any other participant in the purchase process; and similar extraordinary events. A Fund reserves the right to reject a creation order transmitted to it provided that such action does not result in a suspension of sales of creation units in contravention of 6c-11 and the SEC’s positions thereunder. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of the rejection of the order of such person. The Trust, a Fund, the transfer agent, the custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of baskets, nor shall any of them incur any liability for the failure to give any such notification.

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Suspension of Redemptions.  An ETF may suspend the redemption of Creation Units only in accordance with Section 22(e) of the 1940 Act. Section 22(e) stipulates that no registered investment company shall suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable security in accordance with its terms for more than seven days after the tender of such security to the company or its agent designated for that purpose for redemption, except (1) for any period (A) during which the NYSE is closed other than customary week-end and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the investment company of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for such company fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the investment company.

Exceptions to Use of Creation Units.  Under Rule 6c-11 of the 1940 Act, ETFs are permitted to sell or redeem individual shares on the day of consummation of a reorganization, merger, conversion, or liquidation. In these limited circumstances, an ETF may need to issue or redeem individual shares and may need to transact without utilizing Authorized Participants.

Federal Tax Matters

This section summarizes some of the main U.S. federal income tax consequences of owning Fund Shares. This section is current as of the date of this SAI. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to a Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel may not have been asked to review, and may not have reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in a Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

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To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, a Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of a Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of a Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which a Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by a Fund.

As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If a Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, a Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Subject to certain reasonable cause and de minimis exceptions, if a Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement in any taxable year, such Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

Distributions. Dividends paid out of a Fund’s investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of such Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from a Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from a regulated investment company such as a Fund are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by such Fund itself.

 44

The Funds will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend, which is eligible for the capital gains tax rates. The Funds cannot make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

Income from a Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to net investment income if the taxpayer’s adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from such Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by a Fund from certain domestic corporations may be reported by such Fund as being eligible for the dividends received deduction. The presence of call options in the portfolio may reduce the amount of dividends that are treated as qualifying dividends.

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. The presence of call options in the portfolio may reduce the amount of dividends that would otherwise be treated as capital gain dividends. An election may be available to you to defer recognition of the gain attributable to a capital gain dividend if you make certain qualifying investments within a limited time. You should talk to your tax advisor about the availability of this deferral election and its requirements. Shareholders receiving distributions in the form of additional a Fund’s Shares, rather than cash, generally will have a tax basis in each such Fund Share equal to the value of a share of a Fund on the reinvestment date. A distribution of an amount in excess of a Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her Fund Shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her Fund Shares, the excess will be treated by the shareholder as gain from a sale or exchange of such Fund Shares.

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Fund’s Shares will receive a report as to the value of those Fund’s Shares.

Sale or Exchange of Fund Shares. Upon the sale or other disposition of Fund Shares, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for Fund Shares. Generally, a shareholder’s gain or loss will be a long-term gain or loss if Fund Shares have been held for more than one year. An election may be available to you to defer recognition of capital gain if you make certain qualifying investments within a limited time. You should talk to your tax advisor about the availability of this deferral election and its requirements.

 45

Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of a Fund Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Fund Shares.

Taxes on Purchase and Redemption of Creation Units. If a shareholder exchanges securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder’s aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of the Options. Each Fund’s investments in offsetting positions with respect to the particular Underlying Security may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Funds are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if a Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

 46

The options included in the portfolios are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. Each Fund does not believe that the positions held by a Fund will be subject to Section 1256, which means that the positions will not be marked to market, but the positions will be subject to the straddle rules.

Nature of Fund Investments. Certain of the Funds’ investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (iv) cause a Fund to recognize income or gain without a corresponding receipt of cash; (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; and (vi) adversely alter the characterization of certain complex financial transactions.

Futures Contracts and Options. The Funds’ transactions in futures contracts and options will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by each Fund (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to a Fund and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the distribution requirements for avoiding excise taxes.

Investments in Certain Non-U.S. Corporations. If a Fund holds an equity interest in any “passive foreign investment companies” (“PFICs”), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, such Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. A Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. A Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, a Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, a Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs are not treated as qualified dividend income.

 47

Backup Withholding. A Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide such Fund with their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Shareholders. U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a non-U.S. trust or estate, a non-U.S. corporation or non-U.S. partnership (“non-U.S. shareholder”) depends on whether the income of a Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions to non-U.S. persons that are “financial institutions” may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or the institution is resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury. For these purposes, a “financial institution” means any entity that (i) accepts deposits in the ordinary course of a banking or similar business; (ii) holds financial assets for the account of others as a substantial portion of its business; or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Distributions to non-financial non-U.S. entities (other than publicly traded non-U.S. entities, entities owned by residents of U.S. possessions, non-U.S. governments, international organizations, or non-U.S. central banks), will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner.  This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Income Not Effectively Connected. If the income from a Fund is not “effectively connected” with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

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Distributions of capital gain dividends and any amounts retained by a Fund which are properly reported by such Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, a Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder’s shares in a Fund in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

Distributions from a Fund that are properly reported by such Fund as an interest-related dividend attributable to certain interest income received by such Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by such Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. shareholders, provided that such Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

In addition, capital gain distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the non-U.S. shareholder to file a United States tax return.

Income Effectively Connected. If the income from a Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by such Fund which are properly reported by such Fund as undistributed capital gains and any gains realized upon the sale or exchange of such Fund’s Shares will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

Capital Loss Carryforward. Net capital losses of a Fund may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. To the extent that these loss carry-forwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. A Fund is subject to certain limitations, under U.S. tax rules, on the use of capital loss carry-forwards and net unrealized built-in losses. These limitations generally apply when there has been a 50% change in ownership. As of the date of this SAI, each Fund has not yet commenced operations and, accordingly, has no capital loss carryforwards.

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Other Taxation. Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

Determination of Net Asset Value

The NAV per share of a Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities) by the total number of such Fund’s Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of a Fund is calculated and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating a Fund’s NAV per Fund Share, such Fund’s investments are generally valued using market prices to the extent such market quotations are readily available. If market quotations are not readily available, including if market quotations are deemed to be unreliable by the Adviser, a Fund will fair value such investments and use the fair value to calculate such Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act (“Rule 2a-5”), the Board of Trustees has designated the Adviser to perform the fair value determinations for a Fund’s portfolio holdings subject to the Board of Trustee’s oversight. The Adviser’s fair value determinations will be carried out in compliance with Rule 2a-5 and based on fair value methodologies established and applied by the Adviser and periodically tested to ensure such methodologies are appropriate and accurate with respect to a Fund’s portfolio holdings. The Adviser’s fair value methodologies may involve obtaining inputs and prices from third-party pricing services.

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income of a Fund, if any, are declared and paid at least annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions of a Fund’s Shares are distributed on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

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Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of a Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of a Fund purchased in the secondary market.

Performance Information

To obtain each Fund’s most current performance information, please call 1-800-617-0004 or visit the Fund’s website at [www.rexshares.com]. From time to time, a Fund’s performance information, such as yield or total return, may be quoted in advertisements or in communications to present or prospective shareholders. Performance quotations represent a Fund’s past performance and should not be considered as representative of future results. Each Fund will calculate its performance in accordance with the requirements of the rules and regulations under the 1940 Act, as they may be revised from time to time.

Financial Statements

The Funds have not yet commenced investment operations; therefore, financial statements are not yet available.

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Exhibit A

PROXY VOTING POLICY AND PROCEDURES

[                ]

PROXY VOTING

[Background

Proxy voting is an important right of investors and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. SEC-registered investment advisers that exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Investment Advisers Act of 1940 (“Advisers Act”) to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Policy

[        ], Inc. (“[        ]” or the “Adviser”), as a matter of policy and as a fiduciary obligation to our clients, maintains the responsibility for voting proxies for portfolio securities held by accounts in which it has discretionary authority. [        ]’ proxy voting policy must be approved by the Trust’s Board of Trustees in connection with registered investment companies (including REX Shares ETFs) it manages.

[        ] has delegated proxy voting matters to its Investment Committee where obligated to exercise proxy voting in the best interests of its clients (including ETFs and UCITS ETFs). [        ] maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our proxy policies and practices.

Procedures

As a fundamental practice, [        ] shall determine how to vote proxies based on our reasonable judgment of that vote insofar as what is most likely to produce favorable financial results for the clients or shareholders. In furtherance of this practice, [        ] has engaged Broadridge Investor Communication Solutions, Inc. (“Broadridge”) to obtain research and administrative support for its proxy voting obligations. Broadridge furnishes Proxy Policies & Insights Service modules (the “PPI Services”) that include access to its ProxyEdge® platform (which facilitates data flow and automated voting of proxy issues) and corporate governance voting instructions that are based on a data selection facilitated by [        ]. Broadridge, moreover, furnishes [        ] with website access to e-ballot and meeting information via proxyedge.com. Broadridge is not a proxy advisor and will not be making any recommendation as to the manner in which the Adviser should vote or the factors to consider when voting, on any matter, issue, candidate or ballot proposition.

Insofar as voting guidelines are concerned, [   ] will typically cast proxy votes in favor of proposals that maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the issuer’s board of directors and management, and maintain or increase the rights of shareholders. Conversely, proxy votes will be cast against proposals having the opposite effect or in circumstances where (i) the cost of voting such proxy exceeds the expected benefit to the client; (ii) if the proxy authorizes a re-registration process imposing trading and transfer restrictions on the shares, commonly, referred to as “blocking.”

From time to time, it is possible that [        ] will decide (i) to vote shares held in client accounts differently from the vote of another client account holding the same security. Such actions may result from situations where clients are permitted to place reasonable restrictions on [        ]’ voting authority in the same manner that they may place such restrictions on the actual selection of account securities; or (ii) to abstain from voting on behalf of client account(s) for good reason. For example, in the absence of specific voting guidelines from the client, [        ] will generally not vote proxies. If, however, [        ] elects to vote in these instances, [        ]’ policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. [        ] may determine to abstain from voting a proxy if, in doing so, is not in the best interest of the client.

[        ], in exercising its proxy voting obligations, will identify any conflicts that exist between the interests of the Adviser and the client by reviewing the relationship of [        ] with the issuer of each security to determine if [        ] or any of its Supervised Persons has any financial, business or personal relationship with the issuer. If a material conflict of interest exists, the Investment Committee will request that the Adviser’s Chief Compliance Officer (“CCO”) or General Counsel to advise whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means, such as, voting in a manner consistent with a predetermined voting guidelines (see above) or receiving an independent third party voting recommendation.

Recordkeeping

[       ] shall retain the following proxy voting records in a format and retention period as set forth in the Recordkeeping guidelines set forth in this Manual:

● Each proxy statement (which shall be maintained on the Adviser’s website or alternatively the Adviser’s website shall include instructions for investors to obtain the proxy voting records)

● Proxy Analysis Report, if applicable;

● Record of each vote cast or abstention (or “Ballot”) in a manner prescribed by the Proxy Voting Form.

● Documentation, if any, created that was material to making a decision how to vote proxies, or that memorializes that decision including periodic reports to the CCO, if applicable.

● Clerical or administrative records generated on behalf of the Adviser by the Proxy Support Vendor.

● Form N-PX.

This policy and related procedures shall be reviewed at least annually and revised accordingly to maintain alignment with SEC rules and [        ]’ practices.]

REX ETF Trust

Part C – Other Information

Item 28.	Exhibits

Exhibit No. Description

(a)	(1) Certificate of Trust, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on November 14, 2024.
(2) Agreement and Declaration of Trust of the Registrant, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.
(b)	By-Laws of the Registrant, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.
(c)	Not applicable
(d)	(1) Investment Management Agreement between the Registrant and REX Advisers, LLC, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.
(2) Amended Schedule A to Investment Management Agreement between the Registrant and REX Advisers, LLC (2)
(e)	(1) Distribution Agreement between the Registrant and Foreside Fund Services, LLC, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.
(2) Amended Exhibit A to the Distribution Agreement between the Registrant and Foreside Fund Services, LLC (2)
(f)	Not Applicable
(g)	(1) ETF Custody Agreement between the Registrant and U.S. Bank National Association, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.
(2) Amended Exhibit ETF Custody Agreement between the Registrant and U.S. Bank National Association (2)

(h)	(1) Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.
(2) Amended Exhibit A to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (2)

(3) ETF Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.
(4) Amended Exhibit A to ETF Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (2)
(5) Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.
(6) Amended Exhibit A to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (2)
(7) Form of Subscription Agreement, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.
(8) Form of Authorized Participant Agreement, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.
(i)	Form of Opinion of Legal Counsel (1)
(j)	Not Applicable
(k)	Not Applicable
(l)	Not Applicable
(m)	(1) Rule 12b-1 Distribution Plan, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.
(2) Amended Schedule A to Rule 12b-1 Distribution Plan (2)
(n)	Not Applicable

(o)	Not Applicable
(p)	(1) Code of Ethics of Registrant, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.

(2) Code of Ethics of REX Advisers, LLC, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.
(3) Code of Ethics of Distributor, not applicable per Rule 17j-1(c)(3)
(q)	Powers of Attorney

(1)	Filed herewith.
(2)	To be filed by amendment.

Item 29.	Persons Controlled By or Under Common Control with Registrant

Not Applicable.

Item 30.	Indemnification

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Article VII, Section 2 of the Declaration of Trust sets forth the following with regard to indemnification of the Trust’s “Agents” which includes any Person who is or was a Trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or other agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise.

(a) Indemnification by Trust. The Trust shall indemnify, out of Trust Property, to the fullest extent permitted under applicable law, any Person who was or is a party or is threatened to be made a party to any Proceeding by reason of the fact that such Person is or was an Agent of the Trust, against Expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such Proceeding if such Person acted in good faith or in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such Person was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the Person did not act in good faith or that the Person had reasonable cause to believe that the Person’s conduct was unlawful.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA Section 3817 permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

Certain information pertaining to the business and other connections of REX Advisers, LLC, the investment adviser to the Funds, is hereby incorporated by reference from the Prospectus and Statement of Additional Information contained herein. The information required by this Item with respect to any director, officer or partner of REX Advisers, LLC is incorporated by reference to the Form ADV filed by REX Advisers, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-128357).

Item 32.	Principal Underwriter

          (a)   Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers
4.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
5.	ActivePassive International Equity ETF, Series of Trust for Professional Managers
6.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
7.	AdvisorShares Trust
8.	AFA Private Credit Fund
9.	AGF Investments Trust
10.	AIM ETF Products Trust
11.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
12.	AlphaCentric Prime Meridian Income Fund

13.	Alternative Strategies Income Fund
14.	American Century ETF Trust
15.	AMG ETF Trust
16.	Amplify ETF Trust
17.	Applied Finance Dividend Fund, Series of World Funds Trust
18.	Applied Finance Explorer Fund, Series of World Funds Trust
19.	Applied Finance Select Fund, Series of World Funds Trust
20.	Ardian Access LLC
21.	ARK ETF Trust
22.	ARK Venture Fund
23.	Bitwise Funds Trust
24.	BondBloxx ETF Trust
25.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
26.	Bridgeway Funds, Inc.
27.	Brinker Capital Destinations Trust
28.	Brookfield Real Assets Income Fund Inc.
29.	Build Funds Trust
30.	Calamos Convertible and High Income Fund
31.	Calamos Convertible Opportunities and Income Fund
32.	Calamos Dynamic Convertible and Income Fund
33.	Calamos Global Dynamic Income Fund
34.	Calamos Global Total Return Fund
35.	Calamos Strategic Total Return Fund
36.	Carlyle Tactical Private Credit Fund
37.	Cascade Private Capital Fund
38.	Catalyst/Perini Strategic Income Fund
39.	CBRE Global Real Estate Income Fund
40.	Center Coast Brookfield MLP & Energy Infrastructure Fund
41.	Cliffwater Corporate Lending Fund
42.	Cliffwater Enhanced Lending Fund
43.	Coatue Innovative Strategies Fund
44.	Cohen & Steers ETF Trust
45.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
46.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series
47.	CrossingBridge Ultra-Short Duration ETF, Series of Trust for Professional Managers
48.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
49.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
50.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of CYBER HORNET Trust
51.	Davis Fundamental ETF Trust
52.	Defiance BMNR Option Income ETF, Series of ETF Series Solutions
53.	Defiance Connective Technologies ETF, Series of ETF Series Solutions
54.	Defiance Drone and Modern Warfare ETF, Series of ETF Series Solutions
55.	Defiance Quantum ETF, Series of ETF Series Solutions
56.	Defiance Retail Kings ETF, Series of ETF Series Solutions
57.	Denali Structured Return Strategy Fund

58.	Dodge & Cox Funds
59.	DoubleLine ETF Trust
60.	DoubleLine Income Solutions Fund
61.	DoubleLine Opportunistic Credit Fund
62.	DoubleLine Yield Opportunities Fund
63.	DriveWealth ETF Trust
64.	EIP Investment Trust
65.	Ellington Income Opportunities Fund
66.	ETF Opportunities Trust
67.	Exchange Listed Funds Trust
68.	Exchange Place Advisors Trust
69.	FIS Trust
70.	FlexShares Trust
71.	Fortuna Hedged Bitcoin ETF, Series of Listed Funds Trust
72.	Forum Funds
73.	Forum Funds II
74.	Forum Real Estate Income Fund
75.	GMO ETF Trust
76.	GoldenTree Opportunistic Credit Fund
77.	Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust
78.	Grayscale Funds Trust
79.	Guinness Atkinson Funds
80.	Harbor ETF Trust
81.	Harris Oakmark ETF Trust
82.	Hawaiian Tax-Free Trust
83.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
84.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
85.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
86.	Horizon Kinetics Japan Owner Operator ETF, Series of Listed Funds Trust
87.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust
88.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
89.	Horizon Kinetics Texas ETF, Series of Listed Funds Trust
90.	Innovator ETFs Trust
91.	Ironwood Institutional Multi-Strategy Fund LLC
92.	Ironwood Multi-Strategy Fund LLC
93.	Jensen Quality Growth ETF, Series of Trust for Professional Managers
94.	John Hancock Exchange-Traded Fund Trust
95.	Kurv ETF Trust
96.	Lazard Active ETF Trust
97.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
98.	Lone Peak Value Fund, Series of World Funds Trust
99.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
100.	Mairs & Power Growth Fund, Series of Trust for Professional Managers
101.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
102.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
103.	Manor Investment Funds

104.	MoA Funds Corporation
105.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
106.	Morgan Stanley ETF Trust
107.	Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds
108.	Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds
109.	Morningstar Funds Trust
110.	NEOS ETF Trust
111.	Niagara Income Opportunities Fund
112.	NXG Cushing® Midstream Energy Fund
113.	NXG NextGen Infrastructure Income Fund
114.	OTG Latin American Fund, Series of World Funds Trust
115.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
116.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
117.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
118.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
119.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
120.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
121.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
122.	Palmer Square Funds Trust
123.	Palmer Square Opportunistic Income Fund
124.	Partners Group Private Income Opportunities, LLC
125.	Perkins Discovery Fund, Series of World Funds Trust
126.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
127.	Plan Investment Fund, Inc.
128.	Point Bridge America First ETF, Series of ETF Series Solutions
129.	Precidian ETFs Trust
130.	Rareview 2X Bull Cryptocurrency & Precious Metals ETF, Series of Collaborative Investment Series Trust
131.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
132.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
133.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
134.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust
135.	Renaissance Capital Greenwich Funds
136.	REX ETF Trust
137.	Reynolds Funds, Inc.
138.	RMB Investors Trust
139.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
140.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
141.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
142.	Roundhill Cannabis ETF, Series of Listed Funds Trust
143.	Roundhill ETF Trust
144.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
145.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
146.	Roundhill Video Games ETF, Series of Listed Funds Trust
147.	Rule One Fund, Series of World Funds Trust

148.	Russell Investments Exchange Traded Funds
149.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
150.	Six Circles Trust
151.	Sound Shore Fund, Inc.
152.	SP Funds Trust
153.	Sparrow Funds
154.	Spear Alpha ETF, Series of Listed Funds Trust
155.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
156.	STF Tactical Growth ETF, Series of Listed Funds Trust
157.	Strategic Trust
158.	Strategy Shares
159.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
160.	Tekla World Healthcare Fund
161.	Tema ETF Trust
162.	The 2023 ETF Series Trust
163.	The Community Development Fund
164.	The Cook & Bynum Fund, Series of World Funds Trust
165.	The Private Shares Fund
166.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
167.	Third Avenue Trust
168.	Third Avenue Variable Series Trust
169.	Tidal Trust I
170.	Tidal Trust II
171.	Tidal Trust III
172.	Tidal Trust IV
173.	TIFF Investment Program
174.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
175.	Timothy Plan International ETF, Series of The Timothy Plan
176.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan
177.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
178.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
179.	Total Fund Solution
180.	Touchstone ETF Trust
181.	Trailmark Series Trust
182.	T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust
183.	T-Rex 2X Inverse Ether Daily Target ETF, Series of World Funds Trust
184.	T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust
185.	T-Rex 2X Long Ether Daily Target ETF
186.	U.S. Global Investors Funds
187.	Union Street Partners Value Fund, Series of World Funds Trust
188.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
189.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
190.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
191.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
192.	Virtus Stone Harbor Emerging Markets Income Fund
193.	Volatility Shares Trust

194.	WEBs ETF Trust
195.	Wedbush Series Trust
196.	Wellington Global Multi-Strategy Fund
197.	Wilshire Mutual Funds, Inc.
198.	Wilshire Variable Insurance Trust
199.	WisdomTree Trust
200.	XAI Octagon Floating Rate & Alternative Income Term Trust

(b)   The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Teresa Cowan	Three Canal Plaza, Suite 100 Portland, ME 04101	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President	None
Alicia Strout	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President and Chief Compliance Officer	None
Gabriel E. Edelman	Three Canal Plaza, Suite 100 Portland, ME 04101	Secretary	None
Susan L. LaFond	Three Canal Plaza, Suite 100 Portland, ME 04101	Treasurer	None
Weston Sommers	Three Canal Plaza, Suite 100 Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)   Not Applicable.

Item 33.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of 15 U.S.C. 80a-3-(a) and rules under that section, are maintained by the Registrant’s investment advisor, REX Advisers, LLC, 1241 Post Road, Fairfield, Connecticut 06824.

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Miami, and State of Florida, on the 21st day of September, 2026.

REX ETF Trust

By:	/s/ Gregory D. King
Gregory D. King, President,
Chief Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Gregory D. King	President, Chief Executive Officer and Trustee	September 21, 2026
Gregory D. King

/s/ Robert Rokose	Treasurer, Chief Financial Officer	September 21, 2026
Robert Rokose	and Chief Accounting Officer

Richard Shorten*	Trustee )	By:	/s/ Gregory Collett
	)		Gregory Collett
Huaxing (Jason) Lu*	Trustee )		Attorney-In-Fact
)
Stanley Kiang*	Trustee )	September 21, 2026

* An original powers of attorney authorizing Gregory Collett and Robert Rokose to execute the Registrant’s Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.

Index to Exhibits

(i)	Form of Opinion of Legal Counsel